Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren •  Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 •  Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

July 12, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 4 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

/s/ Jason L. Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on July 12, 2013
Registration Nos. 333- 176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 4	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 124	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Victoria E. Fimea	Frederick R. Bellamy, Esq.
Senior Vice President, General Counsel & Secretary	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	700 Sixth Street, NW, Suite 700
Sammons Financial Group	Washington, DC 20001-3980
4350 Westown Parkway
West Des Moines, IA 50266

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On August 1, 2013 pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

August 1, 2013

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what You should know before purchasing the LiveWell Variable Annuity contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under your Contract are listed on the next page.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the amount of compensation We pay.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C, dated August 1, 2013 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to Us at Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling Our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund portfolio.  The investment  options  are part of the following series funds or trusts:

• The Alger Portfolios	• Janus Aspen Series
• AllianceBernstein Variable Products Series Fund, Inc.	• Lazard Retirement Series, Inc.
• American Century Variable Portfolios, Inc.	• Legg Mason Partners Variable Equity Trust
• BlackRock Variable Series Funds, Inc.	• Legg Mason Partners Variable Income Trust
• Calvert Variable Series, Inc.	• Lord Abbett Series Fund, Inc.
• Columbia Funds Variable Insurance Trust	• MFS Variable Insurance Trust
• DWS Variable Insurance Portfolios	• Northern Lights Variable Trust
• Eaton Vance Variable Trust	• PIMCO Variable Insurance Trust
• Fidelity Variable Insurance Products	• Pioneer Variable Contracts Trust
• First Investors Life Series Funds	• The Prudential Series Funds
• Franklin Templeton Variable Insurance Products Trust	• Royce Capital Fund
• Guggenheim Variable Funds	• Van Eck VIP Trust
• Ivy Funds Variable Insurance Portfolios

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.  THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate  Account  investment options (the “subaccounts”) currently available under Your Contract are:

1. Alger Capital Appreciation Portfolio Class S	60. Ivy Funds VIP International Core Equity
2. AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	61. Ivy Funds VIP International Growth
3. AllianceBernstein VPS Real Estate Investment Portfolio B	62. Ivy Funds VIP Mid Cap Growth
4. AllianceBernstein VPS Small/Mid Cap Value Portfolio B	63. Ivy Funds VIP Science and Technology
5. American Century VP Inflation Protection Fund II	64. Ivy Funds VIP Small Cap Growth
6. American Century VP Mid Cap Value Fund II	65. Ivy Funds VIP Small Cap Value
7. American Century VP Ultra Fund II	66. Janus Aspen Balanced Portfolio Service Shares
8. American Century VP Value Fund II	67. Janus Aspen Enterprise Portfolio Service Shares
9. BlackRock Basic Value V.I. Fund Class III	68. Janus Aspen Flexible Bond Portfolio Service Shares
10. BlackRock Capital Appreciation V.I. Fund Class III	69. Janus Aspen Global Research Portfolio[5] Service Shares
11. BlackRock Equity Dividend V.I. Fund Class III	70. Janus Aspen Global Technology Portfolio Service Shares
12. BlackRock Global Allocation V.I. Fund Class III	71. Janus Aspen Janus Portfolio Service Shares
13. BlackRock Large Cap Core V.I. Fund Class III	72. Janus Aspen Overseas Portfolio Service Shares
14. BlackRock Large Cap Growth V.I. Fund Class III	73. Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
15. Calvert VP SRI Equity Portfolio	74. Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares
16. Calvert VP SRI Mid Cap Growth Portfolio	75. Lazard Retirement International Equity Portfolio Service Shares
17. ClearBridge Variable Equity Income Portfolio[1] Class II	76. Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II
18. ClearBridge Variable Mid Cap Core Portfolio[2] Class II	77. Lord Abbett Series Fund Bond Debenture Portfolio VC
19. ClearBridge Variable Small Cap Growth Portfolio[3] Class II	78. Lord Abbett Series Fund Developing Growth Portfolio VC
20. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	79. Lord Abbett Series Fund Fundamental Equity Portfolio VC
21. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	80. MFS VIT II Bond Portfolio Service Class
22. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	81. MFS VIT II Emerging Markets Equity Portfolio Service Class
23. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	82. MFS VIT II Global Tactical Allocation Portfolio Service Class
24. DWS Alternative Asset Allocation VIP Portfolio Class B	83. MFS VIT II International Value Portfolio Service Class
25. DWS Equity 500 Index VIP Class B	84. MFS VIT II New Discovery Portfolio Service Class
26. DWS Global Small Cap Growth VIP Class B	85. MFS VIT II Technology Portfolio Service Class
27. DWS Large Cap Value VIP Class B	86. MFS VIT II Utilities Portfolio Service Class
28. DWS Small Cap Index VIP Class B	87. Mutual Global Discovery Securities Fund Class 2
29. DWS Small Mid Cap Value VIP[4] Class B	88. Mutual Shares Securities Fund Class 2
30. Eaton Vance VT Floating-Rate Income Fund	89. PIMCO All Asset Portfolio Advisor Class
31. Eaton Vance VT Large-Cap Value Fund	90. PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class
32. Fidelity® VIP Contrafund® Portfolio Service Class 2	91. PIMCO Emerging Markets Bond Portfolio Advisor Class
33. Fidelity® VIP Emerging Markets Portfolio Service Class 2	92. PIMCO Global Bond Portfolio (Unhedged) Advisor Class
34. Fidelity® VIP FundsManager 50% Portfolio Service Class 2	93. PIMCO Global Multi-Asset Portfolio Advisor Class
35. Fidelity® VIP FundsManager 70% Portfolio Service Class 2	94. PIMCO High Yield Portfolio Advisor Class
36. Fidelity® VIP FundsManager 85% Portfolio Service Class 2	95. PIMCO Low Duration Portfolio Advisor Class
37. Fidelity® VIP High Income Portfolio Service Class 2	96. PIMCO Real Return Portfolio Advisor Class
38. Fidelity® VIP Mid Cap Portfolio Service Class 2	97. PIMCO Short-Term Portfolio Advisor Class
39. Fidelity® VIP Money Market Portfolio Service Class 2	98. PIMCO Total Return Portfolio Advisor Class
40. Fidelity® VIP Overseas Portfolio Service Class 2	99. Pioneer Bond VCT Portfolio Class II
41. Fidelity® VIP Real Estate Portfolio Service Class 2	100. Pioneer Equity Income VCT Portfolio Class II
42. Fidelity® VIP Strategic Income Portfolio Service Class 2	101. Pioneer Fund VCT Portfolio Class II
43. Fidelity® VIP Value Strategies Portfolio Service Class 2	102. Pioneer High Yield VCT Portfolio Class II
44. First Investors Life Series International Fund	103. Pioneer Strategic Income VCT Portfolio Class II
45. First Investors Life Series Total Return Fund	104. Power Income VIT Fund Class 2
46. Franklin Income Securities Fund Class 2	105. Prudential Series Fund Jennison 20/20 Focus Portfolio Class II
47. Franklin Rising Dividends Securities Fund Class 2	106. Prudential Series Fund Natural Resources Portfolio Class II
48. Guggenheim VT Global Managed Futures Strategy Fund	107. Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II
49. Guggenheim VT Multi-Hedge Strategies Fund	108. Royce Capital Fund - Micro-Cap Portfolio Service Class
50. Guggenheim VT Small Cap Value Series Q	109. Royce Capital Fund - Small-Cap Portfolio Service Class
51. Guggenheim VT U.S. Long Short Momentum Fund	110. Rydex VT Biotechnology Fund
52. Ivy Funds VIP Asset Strategy	111. Rydex VT S&P 500 Pure Growth Fund
53. Ivy Funds VIP Balanced	112. Rydex VT S&P MidCap 400 Pure Growth Fund
54. Ivy Funds VIP Dividend Opportunities	113. Templeton Developing Markets Securities Fund Class 2
55. Ivy Funds VIP Energy	114. Templeton Foreign Securities Fund Class 2
56. Ivy Funds VIP Global Bond	115. Templeton Global Bond Securities Fund Class 2
57. Ivy Funds VIP Global Natural Resources	116. Van Eck VIP Global Hard Assets Fund S
58. Ivy Funds VIP Growth	117. Western Asset Variable Global High Yield Bond Portfolio Class II
59. Ivy Funds VIP High Income

1Formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio     4Formerly DWS Dreman Small Mid Cap Value VIP

2Formerly Legg Mason ClearBridge Variable Mid Cap Core Portfolio                  5Formerly Janus Aspen Worldwide Portfolio Service Shares

3Formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio

These investment options are open to new premiums and investment transfers.  More information can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s  investment objectives and adviser.

If You have received a summary prospectus for any of the investment options available through Your Contract, You may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the Fund’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Surrender Charge

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Premium Taxes

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Funds

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Medicare Tax

Same-Sex Spouses

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Performance

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Legal Proceedings

Legal Matters

Financial Statements

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Funds’ Portfolios

Availability of the Portfolios

APPENDIX B – STATE VARIATIONS

CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in the investment option(s) of Our Separate Account under Your inforce contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant  may not be changed during the annuitant’s  lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your Contract under one of the annuity payment options.  An election to annuitize Your Contract may be irrevocable.  If You elect to annuitize Your Contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where You must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. Please note:  Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is 200 SW 6th Avenue, Topeka, Kansas 66603-3704. This should only be used for mail delivered via a courier.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner  if the Contract is still inforce.  The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net  premiums  paid on the business day that Our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between Your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as We determine in Our discretion.  For more detailed information see “Administrative Procedures” on page 10.

Gross Premium means Your premium payment(s) before any partial withdrawals.

Investment Option means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and  Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in Your contract, on which income payments will begin.  The earliest possible maturity date is the 1st contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means total premiums received less any reductions for partial withdrawals on a pro-rata basis.  Partial withdrawals will reduce the net premium and  accumulation  value.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity  date, the owner will be the payee.  The beneficiary  is the payee  of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to Our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means the Separate Account accumulation value on the date of surrender less any premium tax and quarterly Contract maintenance fee. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at Our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is inforce.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”)  and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 13 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if You are looking for a short-term investment; or

•         if You cannot risk getting back less money than You put in.

Your “Free Look” Right

You can examine the Contract and return it to Us for any reason within ten (10) days after You receive it for a refund of the accumulation value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 17 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccount’s  investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the contract.  There is no minimum guaranteed accumulation value and You could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever You want, prior to annuitization,  and in whatever amount You want, within certain limits.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  We will also accept additional payments via automatic bank draft in amounts of $250 or more per month.

Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant  or owner  and is based on all active annuity contracts.

Investment Choices

You allocate Your accumulation value to the investment options of Our Separate Account available under this Contract.  Currently, We do not limit the maximum number of investment options. However, We reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the funds’ prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 39 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate Your premiums and investment allocations to the investment options You choose.  The value of Your contract will fluctuate daily during the accumulation period depending on the investment options You have chosen; You bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying funds.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all, or specific Contract owners.  See “Transfer Limitations” on page 19 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other contract owners  (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Surrenders and Partial Withdrawals

We do not deduct any surrender charges for partial withdrawals or full surrenders.  You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce Your accumulation value.  See “Surrenders and Partial Withdrawals” on page 21 for more information.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 22.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 25, and “Electing an Annuity Payment Option” on page 30.  Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

For certain surrenders and partial withdrawals, a signature guarantee may be required.  See “Administrative Procedures” below.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at Our Customer Service Center, subject to Our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unit value next determined after You have met all administrative requirements in good order.

Good order means that any required forms are accurately filled out and that We have all the signatures and other information We require, including written notice and proper notification, as We determine in Our discretion. To the extent applicable, this information and documentation generally includes Your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all Contract owners, exactly as registered on the Contract, signature guarantee (if applicable; see below), social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  Please sign and date all of Your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good  order  prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.  An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many national and state banks; savings banks and savings and loan associations; securities brokers and dealers; and credit unions.  The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still inforce.

If the owner dies on or after the maturity date, then any remaining guaranteed  amounts, other than the amount payable to, or for the benefit of, the owner’s  surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s  death.  Other rules relating to distributions at death apply to Qualified Contracts.  Premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 23 for more information.

Fees and Expenses

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the Contract.  The first table lists the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  Premium taxes may also be deducted.

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

1Premium tax is based on current resident state and varies by state.  If applicable in Your state, it is generally payable upon full surrender, death, maturity or annuitization.

2We reserve the right to charge $15 per transfer for transfers in excess of 15 per contract year.

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the Contract, not including portfolio company fees and expenses.

Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses	2.25%	1.35%

1Currently the annual amount is $40 and may not exceed $60. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 charge) or 0.04% (based on the current $40 charge).

2This charge is a percentage of average accumulation value in each investment option.  This annual charge is deducted daily.

For information concerning compensation paid for the sale of contracts, see “Distribution of the Contracts” on page 35.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the fund companies for the year ended December 31, 2012 (expenses that are deducted from fund company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each fund company’s fees and expenses is contained in the prospectus for each fund company.

Total Annual Fund Company Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.51%	29.97%
Range of total annual operating expenses after waivers and expense reimbursements	0.51%	2.36%

1The fund expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2012. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, quarterly maintenance fees, Separate Account annual expenses, and fund company operating expenses (for the year ended December 31, 2012).

Both examples assume that You invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1:  This example assumes that the charges are at the highest guaranteed level, and the highest level of portfolio expenses (without voluntary waiver of fees or expenses).

1 Year	3 Years	5 Years	10 Years
$2,788	$6,290	$8,141	$9,797

Example 2:  This example assumes that the charges are at the current levels, and the lowest level of portfolio expenses (without voluntary waivers of fees or expenses).

1 Year	3 Years	5 Years	10 Years
$193	$597	$1,027	$2,223

The examples do not reflect premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (866) 747-3421, faxing Us at (866) 511-7038, or writing Us at Our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Charges and Fees

Surrender Charge

Sales charges are not deducted from premium payments.  There is no surrender charge on surrenders or withdrawals, even in the first Contract  year.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum. (See “Mortality and Expense Risk Charge” on page 24.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 24.)

Quarterly Contract Maintenance Fee

In addition, We currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 24.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do We provide investment advice. You can request that We take withdrawals from Your Contract to pay the advisory fees provided We have received documentation from You and Your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your surrender value at surrender and from Your accumulation  value at  death, maturity or annuitization.  (See “Premium Taxes” on page 25).

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the contracts are not appropriate for short-term investment.  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for Your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, You represent and warrant that You are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the Contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these annuity contracts, contact Your registered representative, or call Us at (866) 747-3421.

Inquiries and Correspondence

If You have any questions about Your Contract or need to make changes, then contact the registered representative who sold You the Contract, or contact Us at Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to Us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Customer Service Center and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all Contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that You promptly notify Us of any change in Your e-mail address, in order to avoid any disruption of deliveries to You. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting Our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing Us at Our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in Your state.  See Your Contract for specific variations since any such variations will be included in Your Contract or endorsements attached to Your Contract.  See Your registered representative or contact Our Customer Service Center for additional information that may be applicable to Your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 47. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of Your premiums to any of the investment options of Our Separate Account available under this contract (some restrictions may apply).

You will find information about the Trusts and Funds currently available under Your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the funds’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting Your registered representative or by calling Our Customer Service Center at (866) 747-3421 or writing to Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the funds’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund.  Contract owners, through their indirect investment in the funds, bear the costs of these fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50%  annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the Contracts,  and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount You have in each investment option is represented by the value of the accumulation units.  The value You have in an investment option is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when You allocate premiums  or transfer amounts to that option.  Accumulation units are sold or redeemed when You make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day.   The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.35% of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your Contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the Contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment  option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of contract owners  (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from Our Separate  Account;

•         combine two or more investment  options within Our Separate Account;

•         withdraw assets relating to Our variable annuities from one investment option and put them into another;

•         eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the contract is delivered;

•         end the registration of Our Separate Account under the Investment Company Act of 1940;

•         operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate Our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows Us to  make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then You will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to the Fidelity VIP Money Market investment option.

If You are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from Us, Your accumulation value invested in such investment  option  will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment  option  in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes We have made.  If You do wish to transfer the amount You have in that investment option to another investment  option  of Our Separate Account,  then You may do so, without charge, by writing to Our Customer Service Center.  At the same time, You may also change how Your premiums  are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the contract is 90 (the owner’s  age).

If Your application is complete and in good order (see “Administrative Procedures” on page 10), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded.  While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that valuation  period.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next valuation  period.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling registered representative to forward the application to Us promptly, or because of delays in their broker dealer determining that the Contract is suitable for You.  Any such delays will affect when Your Contract can be issued and when Your premium payment is allocated among investment options of Our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other Contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Customer Service Center.

Free Look

You may cancel Your Contract within Your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after You have received Your Contract.  Some states and situations may require a longer Free Look period.  To cancel Your Contract, You need to return Your Contract to the registered representative who sold it to You or to Our Customer Service Center.  If You cancel Your Contract, then We will return:

•         The accumulation  value  (which may be more or less than the premium payments You paid), or

•         If greater and required by Your state, Your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the Contract until We receive it. You should consult with and rely upon a tax adviser if You are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  We will also accept additional payments via automatic bank draft in amounts of $250 or more per month.  Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation  value  or total value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant  or owner  and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by Us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment.

The mailing address to send premium payments to Us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify Your desired premium allocation on the Contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment options in which You can allocate Your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Customer Service Center and telling Us what changes You wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date We receive Your request at Our Customer Service Center.  Changing Your allocation instructions will not change the way Your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 22).

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) You select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of Our Separate Account.  You bear the investment risk.  An investment option’s performance will cause Your accumulation value to go up or down each valuation  period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment  option  if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at Our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation  period.  If We receive Your completed transfer request in good order after the close of a valuation  period, We will process the transfer request at the unit value determined at the close of the next valuation  period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 14.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 35. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific Contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by Contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our Contract owners  and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other Contract owners  or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that Contract’s transfer privileges and We will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the Contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If We do not succeed in reaching the Contract owner or registered representative by phone, We will send a letter by first class mail to the Contract owner’s  address of record.

We reserve the right to apply Our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by Us or other insurance companies.  Therefore, if You allocate premiums or Your accumulation value to this type of investment option, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each funds’ trading policies, review each funds’ prospectus.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the Contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose funds are offered through the Contract.  Contract owner  trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct Us to restrict a contract owner’s  transactions if the fund determines that the contract owner  has violated the funds’ excessive/frequent trading policy.  This could include the fund directing Us to reject any allocations of premium or contract value to the fund or all funds within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other Contract owners  or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by Contract owners  within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to funds that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all Contract owners  that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” Contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners  seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of Contract owners  determined to be engaged in transfer activity that may adversely affect other Contract owners  or portfolios shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all Contract owners  without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of Your surrender value by sending Us a written request at Our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees.  In some states a premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which You are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial withdrawal results in Your accumulation  value becoming less than $500, then the entire surrender  value  must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, You must send in Your Contract with Your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by Our Customer Service Center. You will be required to verify personally identifiable information at the time You request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until We receive a written notification from You to terminate this authorization. If the contract has joint owners, both owners  are required to sign the written notification to terminate telephone authorization. We, at Our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call Our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding will be deducted from the amount paid.  In addition, upon full surrender a quarterly contract maintenance fee (and possibly a premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender or partial withdrawal request in good order after the close of a valuation  period, We will process the surrender request at the unit value determined at the close of the next valuation  period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after We receive a properly completed surrender or partial withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee.  See “Administrative Procedures” on page 10. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment option is not reasonably practicable;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         Your premium check has not cleared Your bank.

See “When We Pay Proceeds from This Contract” on page 35.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial withdrawal will be deducted from all investment options in the same proportion as Your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on Your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 25.

Systematic Withdrawals

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to Our Customer Service Center.  You may designate the systematic withdrawal amount or the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next valuation  period.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the Contract owner’s  gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. Your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it to Our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once You elect DCA, additional premiums  can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract  anniversary  of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows Contract owners  to have Us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the contract. If You elect this option, then on the Contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the portfolio rebalancing program by sending You one month’s notice.  Contact Us at Our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Customer Service Center) satisfactory proof of the owner’s  death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once You choose a Death Benefit, You cannot change it.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s  death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract.

If the sole beneficiary  is not the spouse, the surviving joint owner  will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net  premiums  paid on the business day that Our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to Us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that We require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date We receive an election of how that beneficiary’s  portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which We receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary  has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries  then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner  is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.  Premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary  of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary  or the contract owner last resided, as shown on Our books and records, or to Our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if Your beneficiary  steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that You update your beneficiary  designations, including addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at Our Customer Service Center.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long the annuitant  or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your Contract.  This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for Our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrenders.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

Premium Taxes

Midland National will deduct from Your surrender value at full surrender, death, maturity or annuitization a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on Your current residence state.  This range is subject to change.  The Company currently deducts such charges from contracts issued in the states of California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such Separate  Account  or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, Your annuity is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner  may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders and Partial Withdrawals

If You make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial withdrawal, You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult Your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant   has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if You apply only part of the value of the contract to a payment option, We will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Same-Sex Spouses

The Contract provides that upon Your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional.  Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes.  However, uncertainty remains regarding whether spousal rights for same-sex spouses will be determined based on the law of the state in which the spouse resides or the law of the state in which the marriage was celebrated (irrespective of the state of residency).  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners  that are U.S. persons.  Taxable distributions made to owners  who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners  are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner  is a non-natural person) or an owner.  Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant  or payee  or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration to the Contract owner  at the time of such transfer, will trigger taxable income on the gain  in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract owner’s  income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary  by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary  or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the contract is the 1st Contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s  115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to Our Customer Service Center.  We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.       take the accumulation value, less any premium tax,  in one lump sum, or

2.       convert the accumulation value, less any premium tax,   into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless You choose otherwise, on the maturity date Your accumulation  value  (less any premium taxes) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants  will be greater than for younger annuitants  because payments to older annuitants  are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve a payee  who is not a natural person (for example, a corporation), or a payee  who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount We will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation  value  (less any premium taxes) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.       Income for Specified Period: We pay installments for a specified period of either 10 or 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice We may offer other options.

2.       Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.       Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.       Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice We may offer other options.

4.       Joint and Survivor Income: We will make monthly payments until the last surviving payee’s  death.  Therefore, if both payees  die after the first payment, then only one payment will be made.  The annuitant  must be at least 50 years old and the beneficiary/payee  must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to Our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our general account to Our contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners  or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners  to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Customer Service Center, calling Us at (866) 747-3421, or faxing Us at (866) 511-7038.

Fund Voting Rights

We invest the assets of Our Separate Account investment options in shares of the funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•         to elect the funds’ Board of Directors,

•         to ratify the selection of independent auditors for the funds,

•         on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your Contract.

The funds will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The funds are not required to and generally do not hold a meeting in any given year.

If We do not receive instructions in time from all Contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that Contract owners  vote. The effect of this proportional voting is that a small number of Contract owners  may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the fund portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each investment  option  by dividing the amount of Your accumulation value allocated to that investment option by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund’s Board of Directors for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the fund’s adviser or the investment contracts of its portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our Contract owners.  If We ever believe that any of the funds’ portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

We send You a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation  value, surrender  value, and the death  benefit  as of the end of the calendar  quarter.  The report will also show the allocation of Your accumulation value and reflects amounts deducted from or added to the accumulation  value  since the last report.

Confirmation notices will be sent to You for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify Our Customer Service Center of any errors or discrepancies.

We also currently intend to send You semi-annual reports with financial information on the funds.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on Your Contract’s information page.  Each Contract month, Contract quarter and  Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then We look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Performance

Performance information for the investment options may appear in reports and advertising to current and prospective owners.  The performance information is based on the historical investment experience of the investment option and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges.  Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charges.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment option’s returns, You should recognize that they are not the same as actual year-by-year results.

Some investment options may also advertise yield.  These measures reflect the income generated by an investment in the investment options over a specified period of time.  This income is annualized and shown as a percentage.  Yields do to not take into account capital gains or losses or the surrender charges.  The standard quotations of yield reflect the quarterly maintenance fee.

The money market investment option may advertise its current and effective yield.  Current yield reflects the income generated by an investment in the investment option over a 7-day period.  Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.  Other investment options may advertise a 30-day yield which reflects the income generated by an investment in the investment option over a 30-day period.

We may disclose average annual total returns for one or more of the investment options based on the performance of a portfolio since the time the Contract supported by the Separate Account commenced operations.  We may also advertise performance figures for the investment options based on the performance of a portfolio prior to the time the Contract supported by the Separate Account commenced operations.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses.  We may also call You to verify the change of address.

Modification to Your Contract

Upon notice to You, We may modify Your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)    assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)    provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the Contract.

Your Beneficiary

You name Your beneficiary in Your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s  lifetime.  We must receive written notice (signed and dated) informing Us of the change.  Upon receipt and acceptance at Our Customer Service Center, a change takes effect as of the date that the written notice is recorded by Us.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then We will pay the death benefit to the owner’s estate.

If the sole beneficiary  is not the spouse, the surviving joint owner  will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign Your rights in a Non-Qualified Contract.  You must send a copy of the assignment to Our Customer Service Center.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at Our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         the SEC has declared that an emergency exists,

•         The SEC by order permits Us to delay payment to protect Our Contract owners, or

•         Your premium check(s) have not cleared Your bank.

If, pursuant to SEC rules, if any funds suspend payment of redemption proceeds in connection with a liquidation of the fund, then We will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the corresponding investment option until the fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a Contract owner’s  account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment  option  is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the contracts.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable for contract sales is 1.00% of premium payments. A 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation  value. Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.  Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Financial Network.

Non-cash items that We and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the Contract.  Please be certain to review Your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the Contract; in that case, they would also receive commissions and other compensation for selling You the Contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial withdrawals  of Your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment  options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell insurance and annuity contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Customer Service Center, or by calling Our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AllianceBernstein VPS Real Estate Investment Portfolio B	Seeks total return from long-term growth of capital and income.	AllianceBernstein L.P.
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
American Century Variable Portfolios, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Investments, LLC
BlackRock Capital Appreciation V.I. Fund Class III	Seeks long-term growth of capital.	BlackRock Investments, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Investments, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Investments, LLC BlackRock International Limited
BlackRock Large Cap Core V.I. Fund Class III	Seeks high total investment return.	BlackRock Investments, LLC
BlackRock Large Cap Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Investments, LLC
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio

Seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation and which meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors.

Calvert Investment Management, Inc. with Atlanta Capital Management Company, LLC as sub-adviser
Calvert VP SRI Mid Cap Growth Portfolio

Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth and that meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors.

Calvert Investment Management, Inc. with New Amsterdam Partners LLC as sub-adviser
Columbia Funds Variable Insurance Trust
Columbia VP Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia VP Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia VP Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia VP High Yield Bond Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
DWS Variable Insurance Portfolios
DWS Alternative Asset Allocation VIP Portfolio Class B	Seeks capital appreciation.	Deutsche Asset & Wealth Management
DWS Equity 500 Index VIP Class B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

Deutsche Asset & Wealth Management
DWS Global Small Cap Growth VIP Class B	Seeks above-average capital appreciation over the long term.	Deutsche Asset & Wealth Management
DWS Large Cap Value VIP Class B	Seeks to achieve a high rate of total return.	Deutsche Asset & Wealth Management
DWS Small Cap Index VIP Class B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	Deutsche Asset & Wealth Management
DWS Small Mid Cap Value VIP Class B (Formerly DWS Dreman Small Mid Cap Value VIP)	Seeks long-term capital appreciation.	Deutsche Asset & Wealth Management
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value Fund	Seeks total return.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Money Market Portfolio* Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	FMR Co., Inc. (FMRC); and other investment advisers serve as sub-advisers
First Investors Life Series Funds
First Investors Life Series International Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.; Vontobel Asset Management, Inc. serves as the subadviser
First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	First Investors Management Company, Inc
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund Class 2	Seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets Securities Fund Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond Securities Fund Class 2	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Franklin Advisers, Inc.
Mutual Global Discovery Securities Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund Class 2	Seeks capital appreciation. Its secondary goal is income.	Franklin Mutual Advisers, LLC
Guggenheim Variable Funds
Guggenheim VT Global Managed Futures Strategy Fund	Seeks to achieve positive absolute returns.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VT Multi-Hedge Strategies Fund	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim Variable Small Cap Value Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VT U.S. Long Short Momentum Fund	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VT Biotechnology Fund

Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

Guggenheim Investments (an affiliate of the Company)
Rydex VT S&P 500 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VT S&P MidCap 400 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Balanced	Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Management Company
Ivy Funds VIP Dividend Opportunities	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Energy	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Natural Resources	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP High Income	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP International Core Equity	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP International Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Mid Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Science and Technology	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Value	Seeks to provide capital appreciation.	Waddell & Reed Investment Management Company
Janus Aspen Series
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Aspen Enterprise Portfolio Service Shares	Seeks to provide capital growth and appreciation.	Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Global Research Portfolio Service Shares (Formerly Janus Aspen Worldwide Portfolio)	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Global Technology Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC is the Subadviser
Lazard Retirement Series, Inc.
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Equity Income Portfolio Class II (Formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class II)	Seeks to provide a high level of current income. Long-term capital appreciation is its secondary objective.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Core Portfolio Class II (Formerly Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Small Cap Growth Portfolio Class II (Formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
Legg Mason Partners Variable Income Trust
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC
Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS VIT II Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Investment Management
MFS VIT II Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II Global Tactical Allocation Portfolio Service Class	Seeks total return.	MFS® Investment Management
MFS VIT II International Value Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II New Discovery Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II Technology Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II Utilities Portfolio Service Class	Seeks total return.	MFS® Investment Management
Northern Lights Trust
Power Income VIT Fund Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Portfolio Advisor Class	Seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund Natural Resources Portfolio Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	Seeks long-term capital appreciation.	Prudential Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

The funds may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment option to another investment option.  (See “Transfers of Accumulation Value” on page 18).

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our Contract owners  arising from this use of the funds for this type of mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund may take appropriate action to protect Your interests.

The fund portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the Contracts, and, in Our role as an intermediary to the funds.  We may profit from these payments.

You are responsible for choosing the investment  options, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other funds (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that are available to You, including each fund’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of Your premiums and accumulation value among the investment options whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the investment options You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in Your state. The state in which Your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under Your Contract. These variations are reflected in Your Contract and in riders or endorsements to Your Contract.

This Appendix B contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request We are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of Your annuity.

If for any reason You are not satisfied with the annuity, You may return the annuity within 10 days or within 30 days if You are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California,  the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day You receive Your Contact. Your money will be placed in a fixed account or money market fund, unless You direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If You do not direct that premium be invested in a stock or bond portfolio and You return the Contract within the 30-day period, You will be entitled to a refund of the premium and Contract fees. If You do  direct that the premium be invested in a stock or bond portfolio during the 30-day period and You return the Contract during that period, You will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold You this Contract which could be less that the premium You paid for the Contract.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract We will refund all premiums paid.

Also, We currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise Our market timing procedures as We deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of Our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all Contract owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact Us or the Illinois Department of Insurance should You have any complaints arise regarding Your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s  death. If payment is made after the first 30 days, We agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by Us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which You live on or after the Contract Effective Date.

CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the levels of Separate Account annual expenses available under the Contract.

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Growth Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO Commodity Real Return Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated August 1, 2013, by contacting Us at Our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  August 1, 2013

 THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment option Yield Calculation

Other Investment option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of Our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     The net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Charge plus the Administration Fee for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment option  (called “the money market investment option” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment options or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the a money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment options of the Separate Account will be lower than the yield for the respective money market investment options or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment options for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment options normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment options’ actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment options or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment options or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment options) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:   a =   net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

              b =  expenses accrued for the period (net of reimbursements).

              c =   the average daily number of units outstanding during the period.

              d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:        P =     a hypothetical initial payment of $1,000

                   T =     average annual total return

                   n =      number of years

      ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an “average” Contract with an initial premium of $100,000 so it is calculated as $40, or 0.04%, annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] - 1

Where:      CTR =  the cumulative total return net of investment option recurring charges for the period.

ERV =  ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                 P      =  an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner's “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financaial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principaloffice is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2011	$0
2012	$195,488.37

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of fund shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012 and 2011
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                                 1

Midland National Life Insurance Company and Subsidiaries

   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2012 and 2011              3

     Consolidated Statements of Income for the years ended

        December 31, 2012, 2011 and 2010                                       4

     Consolidated Statements of Comprehensive Income for the years ended

        December 31, 2012, 2011 and 2010                                       5

     Consolidated Statements of Stockholder's Equity for the years ended

        December 31, 2012, 2011 and 2010                                       6

     Consolidated Statements of Cash Flows for the years ended

        December 31, 2012, 2011 and 2010                                       7

     Notes to Consolidated Financial Statements                                9
                          Independent Auditor's Report

To the Board of Directors and Shareholder of

 Midland National Life Insurance Company and Subsidiaries

We have audited the accompanying consolidated financial statements of Midland

National Life Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of income, of comprehensive income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2012.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design,

implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Midland National

Life Insurance Company and its subsidiaries at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 2 of the consolidated financial statements, on January 1,

2012, the Company adopted, retrospectively, a change in the method of accounting for the deferral of acquisition costs for new or renewed insurance contracts.

Our opinion is not modified with respect to this matter.

April 9, 2013
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2012 and 2011

(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------

                                                                           2012            2011

                                                                     ----------------  --------------

ASSETS

Investments

    Fixed maturities, available-for-sale, at fair value                  $30,223,820    $ 27,210,029

    Equity securities, available-for-sale, at fair value                     375,311         406,809

    Mortgage loans                                                         1,107,024         490,031

    Policy loans                                                             349,403         340,731

    Short-term investments                                                   605,505         290,070

    Derivative instruments                                                   306,972         235,342

    Other invested assets                                                    838,113         889,972

                                                                     ----------------  --------------

       Total investments                                                  33,806,148      29,862,984

Cash                                                                         171,003         165,611

Accrued investment income                                                    273,189         258,004

Deferred policy acquisition costs                                          1,205,520       1,247,354

Deferred sales inducements                                                   324,262         374,891

Present value of future profits of acquired businesses                        16,084          17,176

Other receivables, other assets and property, plant and equipment            128,803         114,550

Reinsurance receivables                                                    2,124,940       2,075,717

Separate account assets                                                      909,762         884,513

                                                                     ----------------  --------------

       Total assets                                                      $38,959,711     $35,000,800

                                                                     ================  ==============

LIABILITIES

Policyholder account balances                                            $28,318,326    $ 26,320,092

Policy benefit reserves                                                    1,174,409       1,129,354

Policy claims and benefits payable                                           144,479         132,627

Repurchase agreements, other borrowings and collateral on

    derivative instruments                                                 2,953,579       2,599,406

Derivative instruments                                                         1,660          13,134

Federal income tax liability, net                                            752,954         266,822

Other liabilities                                                            704,112         646,714

Separate account liabilities                                                 909,762         884,513

                                                                     ----------------  --------------

       Total liabilities                                                  34,959,281      31,992,662

                                                                     ----------------  --------------

STOCKHOLDER'S EQUITY

Common stock, $1 par value, 1,000 shares authorized,

  issued and outstanding                                                       2,549           2,549

Additional paid-in capital                                                   375,003         354,208

Retained earnings                                                          2,156,427       1,885,618

Accumulated other comprehensive income                                     1,466,451         765,763

                                                                     ----------------  --------------

       Total stockholder's equity                                          4,000,430       3,008,138

                                                                     ----------------  --------------

          Total liabilities and stockholder's equity                     $38,959,711     $35,000,800

                                                                     ================  ==============

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 and 2010

(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------

                                                                   2012            2011            2010

                                                               ------------   -------------   -------------

REVENUES

Premiums                                                        $  201,993       $ 164,718       $ 146,850

Charges on interest sensitive and investment-type products         379,115         338,336         303,885

Net investment income                                            1,360,396       1,402,512       1,407,708

Net gains on derivatives and derivative instruments                 35,472           5,767         191,371

Net realized investment gains (losses)                              51,437          (8,206)         94,571

Other-than-temporary impairment losses                             (19,319)         (9,853)        (75,139)

Non-credit portion in other comprehensive income                     3,860           2,326           3,557

                                                               ------------   -------------   -------------

Net impairment loss recognized in earnings                         (15,459)         (7,527)        (71,582)

Other income                                                        26,905          14,208          17,738

                                                               ------------   -------------   -------------

       Total revenue                                             2,039,859       1,909,808       2,090,541

                                                               ------------   -------------   -------------

BENEFITS AND EXPENSES

Interest credited to policyholder account balances                 745,291         816,565         881,856

Benefits incurred                                                  349,217         261,976         302,497

Amortization of deferred sales inducements                          78,923          78,655          80,863

                                                               ------------   -------------   -------------

       Total benefits                                            1,173,431       1,157,196       1,265,216

Operating and other expenses (net of commissions and other

    expenses deferred)                                             175,625         160,005         144,018

Amortization of deferred policy acquisition costs and

    present value of future profits of acquired businesses         202,443         197,955         206,850

                                                               ------------   -------------   -------------

    Total benefits and expenses                                  1,551,499       1,515,156       1,616,084

                                                               ------------   -------------   -------------

    Income before income taxes                                     488,360         394,652         474,457

Income tax provision                                               142,028         108,412         128,435

                                                               ------------   -------------   -------------

    Net income                                                  $  346,332      $  286,240      $  346,022

                                                               ============   =============   =============

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 and 2010

(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------

                                                                   2012           2011           2010

                                                               -------------   ------------  -------------

Net income                                                      $   346,332    $   286,240    $   346,022

                                                               -------------   ------------  -------------

Other comprehensive income:

    Net unrealized gain on available-for-sale

      investments, non-credit portion of OTTI, and certain

      interest rate swaps (net of tax $376,166 in 2012,

      $367,424 in 2011 and $320,272 in 2010)                        698,594        682,360        594,792

    Pension liability (net of tax $272 in 2012,

       ($1,755) in 2011 and ($1,760) in 2010)                           505         (3,259)        (3,269)

    Post-retirement liability (net of tax $856 in 2012,

      ($2,071) in 2011 and ($654) in 2010)                            1,589         (3,845)        (1,214)

                                                               -------------   ------------  -------------

          Total other comprehensive income                          700,688        675,256        590,309

                                                               -------------   ------------  -------------

Comprehensive income                                            $ 1,047,020      $ 961,496      $ 936,331

                                                               =============   ============  =============

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 and 2010

(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------

                                                Midland National Life Insurance Co. Stockholder's Equity

                                               -----------------------------------------------------------

                                                                    Additional

                                                         Common       Paid-in       Retained

                                                          Stock       Capital       Earnings

                                                        ----------  ------------  -------------

Balance, December 31, 2009                               $  2,549     $ 301,827    $ 1,599,861

Deconsolidation of variable interest entity                              16,880

Cumulative effect adjustment on adoption

   of ASU 2010-26 (net of tax $83,787)                                                (139,553)

Total Comprehensive income  (loss)                                                     346,022

Capital contribution                                                      5,000

Employee stock ownership plan                                            12,200

Dividends paid on common stock                                                         (92,260)

                                                        ----------  ------------  -------------

Balance, December 31, 2010                                  2,549       335,907      1,714,070

Total comprehensive income                                                             286,240

Capital contribution                                                      5,000

Employee stock ownership plan                                            13,301

Dividends paid on common stock                                                        (114,692)

                                                        ----------  ------------  -------------

Balance, December 31, 2011                               $  2,549     $ 354,208    $ 1,885,618

Total comprehensive income                                                             346,332

Capital contribution                                                      2,115

Employee stock ownership plan                                            18,680

Dividends paid on common stock                                                         (75,523)

                                                        ----------  ------------  -------------

Balance, December 31, 2012                               $  2,549     $ 375,003    $ 2,156,427

                                                        ==========  ============  =============

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (continued)

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 and 2010

(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------

                                                Midland National Life Insurance Co. Stockholder's Equity

                                               -----------------------------------------------------------

                                                   Accumulated

                                                      Other                                 Total

                                                  Comprehensive        Noncontrolling   Stockholder's

                                                  Income (Loss)         Interest           Equity

                                                ------------------    -------------    ----------------

Balance, December 31, 2009                          $    (483,751)      $  504,190        $  1,924,676

Deconsolidation of variable interest entity                               (504,190)           (487,310)

Cumulative effect adjustment on adoption

   of ASU 2010-26 (net of tax $83,787)                    (16,051)                            (155,604)

Total Comprehensive income  (loss)                        590,309                              936,331

Capital contribution                                                                             5,000

Employee stock ownership plan                                                                   12,200

Dividends paid on common stock                                                                 (92,260)

                                                ------------------    -------------    ----------------

Balance, December 31, 2010                                 90,507                -           2,143,033

Total comprehensive income                                675,256                              961,496

Capital contribution                                                                             5,000

Employee stock ownership plan                                                                   13,301

Dividends paid on common stock                                                                (114,692)

                                                ------------------    -------------    ----------------

Balance, December 31, 2011                           $    765,763         $      -        $  3,008,138

Total comprehensive income                                700,688                            1,047,020

Capital contribution                                                                             2,115

Employee stock ownership plan                                                                   18,680

Dividends paid on common stock                                                                 (75,523)

                                                ------------------    -------------    ----------------

Balance, December 31, 2012                          $   1,466,451         $      -        $  4,000,430

                                                ==================    =============    ================

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011, and 2010

(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------

                                                               2012            2011           2010

                                                           --------------  -------------  --------------

OPERATING ACTIVITIES

Net income                                                    $  346,332      $ 286,240       $ 346,022

Adjustments to reconcile net income to net cash

   provided by operating activities

   Amortization of deferred policy acquisition costs,

       deferred sales inducements and present value

       of future profits of acquired businesses                  281,366        276,610         287,713

   Net amortization of premiums and discounts

       on investments                                           (129,810)      (154,194)       (131,051)

   Amortization of index options                                 246,893        289,043         179,637

   Employee stock ownership plan                                  18,680         13,301          12,200

   Policy acquisition costs deferred                            (268,516)      (232,011)       (236,136)

   Sales inducements deferred                                    (88,791)       (81,990)        (92,589)

   Net realized investment (gains) losses and net

       impairment losses recognized in earnings                  (35,978)        15,733         (22,989)

   Net (gains) on derivatives and derivative

       instruments                                               (35,472)        (5,767)       (191,371)

   Provision for deferred income taxes                            86,702         90,205          16,678

   Net interest credited and product charges on

       universal life and investment policies                    610,673        747,044         895,323

   Changes in other assets and liabilities

      Net receivables                                            (34,884)       (79,743)        (23,954)

      Net payables                                                 8,793         19,484          69,216

      Policy benefits                                             84,030         52,526         102,645

      Other, net                                                 (70,485)       (44,448)        (49,118)

                                                           --------------  -------------  --------------

     Net cash provided by operating activities                 1,019,533      1,192,033       1,162,226

                                                           --------------  -------------  --------------

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011, and 2010

(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------

                                                               2012            2011           2010

                                                           --------------  -------------  --------------

INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid

   Fixed maturities                                          $ 4,592,800    $ 4,255,557     $ 5,026,800

   Equity securities                                             121,001        131,333         224,575

   Mortgage loans                                                 78,968         53,944          52,252

   Other invested assets                                         210,817        206,589          52,778

Cost of investments acquired

   Fixed maturities                                           (6,166,191)    (5,571,152)     (6,821,533)

   Equity securities                                             (86,211)       (61,026)       (160,158)

   Mortgage loans                                               (698,344)      (307,412)        (61,773)

   Derivative instruments                                       (156,031)      (242,316)       (125,959)

   Other invested assets                                         (26,807)       (21,548)        (31,865)

Change in cash due to deconsolidation of VIE                           -              -        (159,827)

Net change in policy loans                                        (8,673)        (7,545)        (17,207)

Net change in short-term investments                            (315,435)       (41,433)        104,634

Net change in collateral on derivatives                           55,105        (49,878)        (86,174)

Net change in amounts due to/from brokers                         29,793       (160,148)         30,861

                                                           --------------  -------------  --------------

     Net cash used in investing activities                    (2,369,208)    (1,815,035)     (1,972,596)

                                                           --------------  -------------  --------------

FINANCING ACTIVITIES

Receipts from universal life and investment  products        $ 3,315,548    $ 2,966,600     $ 2,906,068

Benefits paid on universal life and investment  products      (2,186,141)    (2,240,684)     (2,189,030)

Net change in repurchase agreements and other borrowings         299,068        121,872         (38,643)

Capital contributions received                                     2,115          5,000           5,000

Dividends paid on common stock                                   (75,523)      (114,692)        (92,257)

                                                           --------------  -------------  --------------

     Net cash provided by financing activities                 1,355,067        738,096         591,138

                                                           --------------  -------------  --------------

Net increase (decrease) in cash                                    5,392        115,094        (219,232)

Cash at beginning of year                                        165,611         50,517         269,749

                                                           --------------  -------------  --------------

Cash at end of year                                           $  171,003      $ 165,611        $ 50,517

                                                           ==============  =============  ==============

SUPPLEMENTAL INFORMATION

   Cash paid during the year for

     Income taxes, paid to parent                               $ 29,987       $ 62,700        $ 51,374

     Interest on other borrowings                                  2,002          1,940           2,381

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in Thousands)

----------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland

        National" or the "Company") is a wholly owned subsidiary of Sammons

        Financial Group, Inc. ("SFG"). Midland National is comprised of four subsidiaries. MNL Reinsurance Company ("MNL Re") and Solberg Reinsurance

        Company ("Solberg Re"), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa. SFG Reinsurance Company ("SFG

        Re"), a subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. In October 2012, SFG Re was dissolved and all remaining assets and liabilities were transferred back to its parent company, Midland National. Midland National Services Corporation, LLC

        ("MNSC") is a Delaware Limited Liability Company created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of facility fees and other amounts due under a credit facility agreement that governs a letter of credit arrangement between several SFG entities and a large commercial bank. Midland National offers individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for

        Life and Health Insurance ("North American").

        Midland National is a limited partner in Guggenheim Partners

        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a

        private investment company and variable interest entity. In 2009,

        Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% of the Fund. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting Standards Board ("FASB"), the Company

        deconsolidated the Fund as of January 1, 2010. See Note 6 for further discussion of the deconsolidation of the Fund.

        Basis of presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of

        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Intercompany transactions have been eliminated in consolidation.

        The Company has a financial interest in several entities where it is required to determine whether the entity should be consolidated in the

        Company's financial statements. For each financial interest, the Company performs an analysis to determine whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE"). The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns.

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the

        VIE, or both. The Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the

        VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the

        VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the

        Company's consolidated financial statements.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%

        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments,

        impairment of securities, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP"), reinsurance receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. The Company manages its interest rate risk by monitoring its asset and liability durations within a pre-determined range. It will mitigate this risk by rebalancing assets when it approaches the boundaries of the pre-determined range. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The Company has elected to utilize the fair value option for certain fixed income securities designated as hybrid instruments.

        Fair value estimates are significantly affected by the assumptions used,

        including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity and equity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices,

        where available. For securities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each mortgage modeled is assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The carrying amounts for short-term investments, which primarily consist of money market funds, direct reverse repurchase agreements and fixed income securities acquired with less than one year to maturity,

        approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps,

        interest rate floors and other derivatives is based on exchange prices,

        broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist primarily of limited partnerships. The

        Company measures the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the Financial

        Accounting Standards Board ("FASB") for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate account assets

        Separate account assets are reported at fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of other borrowings which primarily consists of borrowings from the Federal

        Home Loan Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of the note payable to

        Guggenheim Life and Annuity Company is based on discounted future cash flows using a current market rate applicable to the yield, credit quality and maturity of the note. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed maturity investments

        (bonds and redeemable preferred stocks) and equity securities (common and non-redeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and non-credit related impairment losses included as a component of other comprehensive income

        (loss) ("OCI") in the consolidated statements of comprehensive income.

        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

        Included in this category is approximately $169,228 and $109,464 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2012 and 2011, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At December 31, 2012 and

        2011, 58% and 62%, respectively of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that do not exceed 75% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should we be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

        The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and Florida. At December 31, 2012 and 2011, the reported value of these reverse mortgages were $26,593 and $29,301, respectively.

        Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The reverse mortgages have a Principal Limit Factor ("PLF")

        that defines the maximum amount that can be advanced to a borrower. The

        PLF is a function of the age of the borrower and co-borrower, if any,

        and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination. Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term investments primarily include fixed income securities, stated

        at amortized cost, acquired with less than one year to maturity, direct reverse repurchase agreements and money market funds.

        Derivative instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited partnerships.

        Limited partnerships are recorded on the cost or equity method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet. In situations where the

        Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $22,589 and $36,363 as of December 31, 2012 and

        2011, respectively.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. If the fair value of a fixed maturity security is less than its amortized cost basis at the balance sheet date, the

        Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost,

        adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an other-than-temporary impairment ("OTTI") has occurred, the amount of the impairment charged against earnings depends on whether the

        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost. The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive income.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels,

        delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However,

        if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.

        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2012, 2011 and 2010, the Company recorded $15,459, $7,527 and

        $71,582, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment income is recorded when earned and includes interest received and accrued, amortization of purchased premium and discounts on securities, proceeds from derivatives and equity earnings from limited partnerships. Net realized investment gains (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date.

        See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and non-interest bearing deposits held by various commercial and custodial banks. The Company has deposits with certain financial institutions which exceed federally insured limits.

        The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters into interest rate and credit default swap agreements, futures contracts and equity indexed call options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed.

        To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of comprehensive income (for those derivatives designated as effective

        "cash flow hedges") while other changes in derivative fair value related to non-hedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the

        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred policy acquisition costs

        Policy acquisition costs that vary with, and are primarily related to the successful acquisition of new and renewal insurance contracts are deferred to the extent that such costs are deemed recoverable from future profits. The costs result directly from and are essential to the contract transaction and would not have been incurred by the Company had the contract transaction not occurred. Such costs include commissions,

        policy issuance, underwriting and medical inspection fees. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred sales inducements

        The Company defers certain sales inducement costs. Sales inducements consist of premium bonuses and bonus interest on the Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present value of future profits of acquired businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,020, $1,129, $963, $996 and

        $798 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of current or estimates of future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those reinsurers to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables in the consolidated balance sheets. The Company uses reinsurance for risk mitigation on life and annuity products and, in certain cases, capital relief. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The

        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The

        Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy claims and benefits payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported,

        based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,174,409 and $1,129,354 at

        December 31, 2012 and 2011, respectively, generally are computed by the net level premium method based on estimated future investment yield,

        mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2012 and 2011.

        Recognition of revenue and policy benefits for interest sensitive life insurance products and investment contracts ("interest sensitive policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.

        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $28,318,326 and

        $26,320,092 at December 31, 2012 and 2011, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawal charges for mortality and policy administrative expenses.

        Interest crediting rates ranged primarily from 1.00% to 6.60% in 2012 and 2011. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2012 and 2011, there were

        $2,184,795 and $2,185,727, respectively, of such agreements outstanding.

        The collateral for these agreements is held in fixed maturities in the consolidated balance sheets.

        Dividends and distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net gain from operations or 10% of the insurance companies' statutory surplus as regards policyholders at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income taxes

        The Company and its eligible subsidiaries file a consolidated Federal income tax return with Sammons Enterprises, Inc. ("SEI") and its other eligible subsidiaries. The policy for intercompany allocation of Federal income taxes is that the Company computes the provision for income taxes on a separate return basis as if the Company and its eligible subsidiaries were filing their own consolidated return. The Company makes payment to, or receives payment from, SFG in the amount it would have paid to, or received from, the Internal Revenue Service ("IRS") had it filed a consolidated tax return with only its own subsidiaries. The separate Company provisions and payments are computed using the tax elections made by SEI.

        The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted tax rates expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. The effect of a change in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable, the Company's liability for income taxes would include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions. The Company recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive income for the Company includes net income and OCI, which includes changes in pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities,

        non-credit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Fair value measurements

        Effective January 1, 2011, the Company adopted additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        See Note 3 for further discussion of the Company's Fair Value of

        Financial Instruments.

        In May 2011, the FASB issued guidance related to fair value measurement and disclosure, which substantially converged GAAP with International

        Financial Reporting Standards ("IFRS"). This guidance is largely consistent with existing fair value measurement principles in GAAP;

        however, disclosure requirements have been expanded. The expanded disclosures include all Level 3 fair value measurements, quantitative information about significant unobservable inputs used and a description of the valuation processes in place. The Company adopted this guidance effective January 1, 2012. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to quantitative information about significant unobservable inputs used and a description of the valuation process for

        Level 3 fair value measurements.

        Investments held through separate accounts

        Effective January 1, 2011, the Company adopted guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer's interests. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also directs how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The adoption of this guidance had no effect on the consolidated financial statements.

        Allowance for credit losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.

        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the

        Company's mortgage loan portfolio. The Company adopted the guidance on

        January 1, 2011. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about the allowance for credit losses.

        See Note 4 for further discussion of the Company's Investments and Net

        Investment Income.

        Deferred policy acquisition costs

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. The Company retrospectively adopted this guidance on January

        1, 2012. The adoption reduced January 1, 2010 stockholder's equity by

        $155,604, net of tax of $83,787. Net income was reduced by $1,366 and

        $6,450 for the years ended December 31, 2011 and 2010, respectively. The following tables present the effect of the change on financial statement line items for prior periods that were retrospectively adjusted:

                                                                                          December 31, 2011

                                                                  ---------------------------------------------------------------

                                                                  As originally                    2010 and 2011        As

                                                                    reported     As of Jan 1, 2010 Transactions      Adjusted

                                                                  -------------  ----------------  --------------  --------------

Assets:

    Deferred policy acquisition costs                              $ 1,397,148        $ (170,580)       $ 20,786     $ 1,247,354

    Deferred sales inducements                                         374,354               852            (315)        374,891

    Total Assets                                                    35,150,057          (169,728)         20,471      35,000,800

Liabilities:

    Federal income tax liability, net                                  340,860           (83,787)          9,749         266,822

    Other liabilities                                                  584,434            69,663          (7,383)        646,714

    Total Liabilities                                               32,004,420           (14,124)          2,366      31,992,662

Stockholder's Equity

    Retained earnings                                                2,032,987          (139,553)         (7,816)      1,885,618

    Accumulated other comprehensive income                             755,893           (16,051)         25,921         765,763

    Total Stockholder's Equity                                       3,145,637          (155,604)         18,105       3,008,138

    Total Liabilities and Stockholder's Equity                     $35,150,057        $ (169,728)       $ 20,471     $35,000,800

                                                                                          December 31, 2011

                                                                  ---------------------------------------------------------------

                                                                  As originally                        2011             As

                                                                    reported     As of Jan 1, 2011 Transactions      Adjusted

                                                                  -------------  ----------------  --------------  --------------

Revenues:

    Interest sensitive life and investment product charges           $ 338,445               $ -          $ (109)      $ 338,336

    Other income                                                         9,304                 -           4,904          14,208

    Total revenues                                                   1,905,013                 -           4,795       1,909,808

Benefits and Expenses:

    Amortization of deferred sales inducements                          78,438                 -             217          78,655

    Operating  and other expenses (net of commissions

         and other expenses deferred)                                  139,279                 -          20,726         160,005

    Amortization of deferred policy acquisition costs and

         present value of future profits of acquired businesses        212,002                 -         (14,047)        197,955

    Total benefits and expenses                                      1,508,260                 -           6,896       1,515,156

    Income before income tax                                           396,753                 -          (2,101)        394,652

    Income tax provision                                               109,147                 -            (735)        108,412

    Net income                                                       $ 287,606               $ -        $ (1,366)      $ 286,240

                                                                                         December 31, 2010

                                                              -------------------------------------------------------------------

                                                              As originally                                             As

                                                                reported     As of Jan 1, 2010 2010 Transactions     Adjusted

                                                              -------------  ----------------  ------------------  --------------

Revenues:

    Interest sensitive life and investment product charges       $ 303,991               $ -              $ (106)      $ 303,885

    Other income                                                    15,045                 -               2,693          17,738

    Total revenues                                               2,087,954                 -               2,587       2,090,541

Benefits and Expenses:

    Amortization of deferred sales inducements                      80,765                 -                  98          80,863

    Operating  and other expenses (net of commissions

         and other expenses deferred)                              116,552                 -              27,466         144,018

    Amortization of deferred policy acquisition costs and

         present value of future profits of acquired businesses    221,904                 -             (15,054)        206,850

    Total benefits and expenses                                  1,603,574                 -              12,510       1,616,084

    Income before income tax                                       484,380                 -              (9,923)        474,457

    Income tax provision                                           131,908                 -              (3,473)        128,435

    Net income                                                   $ 352,472               $ -            $ (6,450)      $ 346,022

        Comprehensive income

        Effective January 1, 2012, the Company adopted guidance issued by the

        FASB related to the presentation of comprehensive income. The guidance requires companies to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance removes the presentation option allowing comprehensive income disclosures in the statement of changes in stockholder's equity, but does not change the items that must be reported in other comprehensive income. The Company has elected to present a separate statement of comprehensive income immediately following the consolidated statements of income. Other than the presentation change, the adoption of the guidance did not have any impact on the consolidated financial statements.

        Troubled debt restructurings

        In April 2011, the FASB issued guidance on the determination of whether a mortgage loan modification is a troubled debt restructuring. Under the guidance, if a restructuring constitutes a concession and the debtor is experiencing financial difficulties, a troubled debt restructuring has occurred. The guidance requires retrospective application to any restructuring activities occurring since January 1, 2011. The Company adopted the new guidance effective January 1, 2012 and it had no impact on the consolidated financial statements.

        Recently issued authoritative guidance

        Offsetting assets and liabilities

        In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance will be effective January 1, 2013 and shall be applied retrospectively for all comparative periods presented. The

        Company has assessed the impact of the guidance on the Company's consolidated financial statements and expects no material impact to the

        2013 consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                         December 31, 2012                 December 31, 2011

                                                    ----------------------------  ---------------------------

                                                      Carrying      Estimated       Carrying      Estimated

                                                       Value        Fair Value       Value       Fair Value

                                                    -------------  -------------  -------------  ------------

Financial assets:

   Available-for-sale:

   Fixed maturities                                 $ 30,223,820   $ 30,223,820    $27,210,029   $27,210,029

   Equity securities                                     375,311        375,311        406,809       406,809

   Mortgage loans                                      1,107,024      1,083,114        490,031       473,562

   Short-term investments                                605,505        605,505        290,070       290,070

   Derivative instruments                                306,972        306,972        235,342       235,342

   Other invested assets                                 838,113        841,440        889,972       901,156

   Reinsurance receivables - embedded

   derivatives from reinsurance ceded                    218,905        218,905        128,480       128,480

   Separate account assets                               909,762        909,762        884,513       884,513

Financial liabilities:

   Policyholder account balances:

   Investment-type insurance contracts                15,999,482     14,577,504     14,898,807    13,450,772

   Indexed life and annuity embedded

      derivatives                                        181,550        181,550        (35,142)      (35,142)

   Repurchase agreements, other borrowings

     and collateral on derivative instruments          2,953,579      2,953,579      2,599,406     2,599,406

   Derivative instruments                                  1,660          1,660         13,134        13,134

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders,

        maturity, average life, composition of lending group, debt rating,

        credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and options, and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.

        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads,

        bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2012 and 2011 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                               December 31, 2012

                                                     --------------------------------------------------------------

                                                      Quoted Prices

                                                        in Active      Significant

                                                       Markets for        Other        Significant

                                                        Identical       Observable     Unobservable

                                                       Instruments        Inputs          Inputs

                                                        (Level 1)       (Level 2)       (Level 3)         Total

                                                     ----------------  -------------  ---------------  ------------

Financial assets (carried at fair value):

Fixed maturities:

U.S. government and agencies                                $      -    $ 2,579,360         $      -    $2,579,360

Municipal securities                                               -      4,242,884                -     4,242,884

Corporate securities                                               -     10,969,306        1,164,919    12,134,225

Residential mortgage-backed securities                             -      3,498,236          169,626     3,667,862

Commercial mortgage-backed securities                              -      1,169,824              197     1,170,021

Asset-backed securities                                            -      3,588,673        2,658,846     6,247,519

Other debt obligations                                             -         40,121          141,828       181,949

                                                     ----------------  -------------  ---------------  ------------

Total fixed maturities                                             -     26,088,404        4,135,416    30,223,820

Equity securities:

Financial services                                                 -        191,062           14,829       205,891

Other                                                              -        109,834           59,586       169,420

                                                     ----------------  -------------  ---------------  ------------

Total equity securities                                            -        300,896           74,415       375,311

Derivative instruments:

Options                                                            -        183,065                -       183,065

Interest rate swaps, credit default swaps

and interest rate floors                                           -         36,620                -        36,620

Futures                                                       87,287              -                -        87,287

                                                     ----------------  -------------  ---------------  ------------

Total derivative instruments                                  87,287        219,685                -       306,972

Reinsurance receivables - embedded

derivatives from reinsurance ceded:

Indexed annuity products ceded                                     -              -           44,356        44,356

Indexed annuity funds withheld                                     -              -          174,549       174,549

                                                     ----------------  -------------  ---------------  ------------

Total reinsurance receivables                                      -              -          218,905       218,905

Separate account assets                                      909,762              -                -       909,762

Financial liabilities (carried at fair value):

Policyholder account balances - indexed

  life and annuity embedded derivatives                            -              -          181,550       181,550

Derivative instruments:

Interest rate swaps and credit default swaps                       -          1,660                -         1,660

                                                                           December 31, 2011

                                                     --------------------------------------------------------------

                                                      Quoted Prices

                                                        in Active      Significant

                                                       Markets for        Other        Significant

                                                        Identical       Observable     Unobservable

                                                       Instruments        Inputs          Inputs

                                                        (Level 1)       (Level 2)       (Level 3)         Total

                                                     ----------------  -------------  ---------------  ------------

Financial assets (carried at fair value):

Fixed maturities:

U.S. government and agencies                                $      -    $ 3,351,774         $      -    $3,351,774

Municipal securities                                               -      3,925,894              488     3,926,382

Corporate securities                                               -      8,776,716          888,707     9,665,423

Residential mortgage-backed securities                             -      3,329,532          167,667     3,497,199

Commercial mortgage-backed securities                              -        768,406               94       768,500

Asset-backed securities                                            -      3,290,716        2,524,842     5,815,558

Other debt obligations                                             -         40,948          144,245       185,193

                                                     ----------------  -------------  ---------------  ------------

Total fixed maturities                                             -     23,483,986        3,726,043    27,210,029

Equity securities:

Financial services                                                 -        228,412           11,444       239,856

Other                                                              -        111,813           55,140       166,953

                                                     ----------------  -------------  ---------------  ------------

Total equity securities                                            -        340,225           66,584       406,809

Derivative instruments:

Options                                                            -        122,396                -       122,396

Interest rate swaps, credit default swaps

and interest rate floors                                           -         38,876                -        38,876

Futures                                                       74,070              -                -        74,070

                                                     ----------------  -------------  ---------------  ------------

Total derivative instruments                                  74,070        161,272                -       235,342

Reinsurance receivables - embedded

derivatives from reinsurance ceded

     Indexed annuity products ceded                                -              -          (15,850)      (15,850)

     Indexed annuity funds withheld                                -              -          144,330       144,330

                                                     ----------------  -------------  ---------------  ------------

Total reinsurance receivables                                      -              -          128,480       128,480

Separate account assets                                      884,513              -                -       884,513

Financial liabilities (carried at fair value):

Policy account balances - indexed life

  and annuity embedded derivatives                                 -              -          (35,142)      (35,142)

Derivative instruments

Interest rate swaps and credit default swaps                       -         13,134                -        13,134

        Approximately 14% of the total fixed maturities are included in the

        Level 3 group at December 31, 2012 and 2011.

        The following tables summarize certain financial instruments categorized as Level 3 by valuation methodology as of December 31, 2012 and

        2011:

                                                                 December 31, 2012

                                                     ------------------------------------------------

                                                       Third-party        Priced

                                                         Source         Internally        Total

                                                     ----------------  -------------  ---------------

Fixed maturities:

Corporate securities                                     $    28,893    $ 1,136,026     $  1,164,919

Residential mortgage-backed securities                             -        169,626          169,626

Commercial mortgage-backed securities                              -            197              197

Asset-backed securities                                            -      2,658,846        2,658,846

Other debt obligations                                             -        141,828          141,828

                                                     ----------------  -------------  ---------------

Total fixed maturities                                        28,893      4,106,523        4,135,416

Equity securities:

Financial services                                                 -         14,829           14,829

Other                                                              -         59,586           59,586

                                                     ----------------  -------------  ---------------

Total equity securities                                            -         74,415           74,415

Reinsurance receivables - embedded

derivatives from reinsurance ceded:

Indexed annuity products ceded                                     -         44,356           44,356

Indexed annuity funds withheld                                     -        174,549          174,549

                                                     ----------------  -------------  ---------------

Total reinsurance receivables                                      -        218,905          218,905

Policyholder account balances - indexed

life and annuity embedded derivatives                              -        181,550          181,550

                                                                 December 31, 2011

                                                     ------------------------------------------------

                                                       Third-party        Priced

                                                         Source         Internally        Total

                                                     ----------------  -------------  ---------------

Fixed maturities:

Municipal securities                                        $      -       $    488        $     488

Corporate securities                                          37,017        851,690          888,707

Residential mortgage-backed securities                             -        167,667          167,667

Commercial mortgage-backed securities                              -             94               94

Asset-backed securities                                            -      2,524,842        2,524,842

Other debt obligations                                             -        144,245          144,245

                                                     ----------------  -------------  ---------------

Total fixed maturities                                        37,017      3,689,026        3,726,043

Equity securities:

Financial services                                                 -         11,444           11,444

Other                                                              -         55,140           55,140

                                                     ----------------  -------------  ---------------

Total equity securities                                            -         66,584           66,584

Reinsurance receivables - embedded

derivatives from reinsurance ceded:

Indexed annuity products ceded                                     -        (15,850)         (15,850)

Indexed annuity funds withheld                                     -        144,330          144,330

                                                     ----------------  -------------  ---------------

Total reinsurance receivables                                      -        128,480          128,480

Policyholder account balances - indexed

life and annuity embedded derivatives                              -        (35,142)         (35,142)

        Quantitative Information Regarding Internally Priced Level 3 Assets and

        Liabilities

        The following table summarizes significant internally priced Level 3

        Assets and Liabilities:

                                                             December 31, 2012

                                             -------------------------------------------------

                                               Fair Value         Valuation Techniques

                                             ---------------  ------------------------------

Financial assets:

Fixed maturities:

    Corporate securities                        $ 1,136,026   Discounted cash flow

                                                              Matrix model

                                                              Recent trade

                                                              Illiquidity

                                                              Credit tenant loan model

    Asset backed securities                       2,658,846   Discounted cash flow

                                                              Recent trade

                                                              Cap at call or maturity price

    Reinsurance receivables- embedded

      derivatives from reinsurance ceded:

    Indexed annuity funds withheld                  174,549   Total return swap

    Indexed annuity products ceded                   44,356   Discounted cash flow

Financial liabilities:

Policyholder account balances

    Indexed life and annuity

    embedded derivatives                            181,550   Discounted cash flow

                                             -----------------------------------------------------

                                                 Unobservable Input     Range (Weighted Average)

                                               -----------------------  --------------------------

Financial assets:

Fixed maturities:

    Corporate securities                       Vendor spread pricing    1.87% - 13.36% (3.65%)

                                               Discount rate            3.98% - 99.25% (9.66%)

                                               Spread over swaps        2.65% - 2.65% (2.65%)

                                               Spread over treasury     1.55% - 3.25% (2.68%)

                                               Recent trade price       .93% - 1.10% (1.01%)

                                               Illiquidity factor       5.00%

                                               Spread over treasury     2.60% - 2.60% (2.60%)

    Asset backed securities                    Spread over swaps        2.30% - 3.80% (2.46%)

                                               Spread over LIBOR        2.30% - 15.10% (2.63%)

                                               Vendor spread pricing    2.72% - 25.63% (10.47%)

                                               Recent trade price       1.00%

                                               Call or maturity value   1.00%

    Reinsurance receivables- embedded

      derivatives from reinsurance ceded:

    Indexed annuity funds withheld             Mortality                1 - 7% (2%)

                                               Surrender                3 - 21% (9%)

                                               Withdrawal               0 - 3% (2%)

                                               Credited rate            3 - 4% (3%)

                                               Own credit               2.09%

    Indexed annuity products ceded             Lapse                    20%

                                               Withdrawal               20%

                                               Credit risk              2.09%

Financial liabilities:

Policyholder account balances

    Indexed life and annuity

    embedded derivatives                       Mortality                0 - 20% (1%)

                                               Lapse                    20 - 50% (20%)

                                               Withdrawal               0 - 20% (19%)

                                               Credit risk              2.09 - 2.33% (2.10%)

        The table above excludes certain securities for which the fair value was based on non-binding broker quotes where the Company could not reasonably obtain the quantitative unobservable inputs.

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2012 and 2011 are as follows:

                                                                   December 31, 2012

                                       ---------------------------------------------------------------------------

                                                       Realized and Unrealized

                                                           Gains (Losses)

                                                     ----------------------------

                                        Beginning    Included in    Included in

                                         Balance      Net Income        OCI          Purchases         Sales

                                       ------------- -------------  ------------- ----------------- -------------

Financial assets

(carried at fair value):

Fixed maturities:

Municipal securities                        $   488       $     -         $    -          $      -        $    -

Corporate securities                        888,707        (2,085)        53,178           458,888      (206,662)

Residential mortgage-

backed securities                           167,667       (10,371)        21,284            22,845       (31,799)

Commercial mortgage-

backed securities                                94             9              -                 -          (103)

Asset-backed securities                   2,524,842        (1,289)        21,526           247,515       (84,953)

Other debt obligations                      144,245           256         (2,593)            5,463        (5,542)

                                       ------------- -------------  ------------- ----------------- -------------

Total fixed maturities                    3,726,043       (13,480)        93,395           734,711      (329,059)

Equity securities:

Financial services                           11,444             -          1,090             2,295             -

Other                                        55,140             -          4,446                 -             -

                                       ------------- -------------  ------------- ----------------- -------------

Total equity securities                      66,584             -          5,536             2,295             -

Reinsurance receivables -

embedded derivatives

from reinsurance ceded:

Indexed annuity

products ceded                              (15,850)       51,717              -                 -             -

Indexed annuity funds

withheld                                    144,330        28,894              -                 -             -

                                       ------------- -------------  ------------- ----------------- -------------

Total reinsurance

receivables                                 128,480        80,611              -                 -             -

Financial liabilities

(carried at fair value):

Policy account balances -

indexed life and annuity

embedded derivatives (B)                    (35,142)     (194,576)             -                 -             -

                                                                   December 31, 2012

                                       ---------------------------------------------------------------------------

                                                                      Transfers in

                                                                      and/or out of   Ending

                                          Issuances    Settlements    Level 3 (A)     Balance

                                         ------------- ------------  -------------- ------------

Financial assets

(carried at fair value):

Fixed maturities:

Municipal securities                           $    -       $    -        $   (488)      $    -

Corporate securities                                -            -         (27,107)   1,164,919

Residential mortgage-

backed securities                                   -            -               -      169,626

Commercial mortgage-

backed securities                                   -            -             197          197

Asset-backed securities                             -            -         (48,795)   2,658,846

Other debt obligations                              -            -              (1)     141,828

                                         ------------- ------------  -------------- ------------

Total fixed maturities                              -            -         (76,194)   4,135,416

Equity securities:

Financial services                                  -            -               -       14,829

Other                                               -            -               -       59,586

                                         ------------- ------------  -------------- ------------

Total equity securities                             -            -               -       74,415

Reinsurance receivables -

embedded derivatives

from reinsurance ceded:

Indexed annuity

products ceded                                  1,911        6,578               -       44,356

Indexed annuity funds

withheld                                       (6,389)       7,714               -      174,549

                                         ------------- ------------  -------------- ------------

Total reinsurance

receivables                                    (4,478)      14,292               -      218,905

Financial liabilities

(carried at fair value):

Policy account balances -

indexed life and annuity

embedded derivatives (B)                      (13,265)      (8,851)              -      181,550

                                                                       December 31, 2011

                                       ----------------------------------------------------------------------------

                                                       Realized and Unrealized

                                                           Gains (Losses)

                                                     ----------------------------

                                        Beginning    Included in    Included in

                                         Balance      Net Income        OCI          Purchases         Sales

                                       ------------- -------------  ------------- ----------------- -------------

Financial assets

(carried at fair value):

Fixed maturities:

Municipal securities                         $    -       $     -         $    -         $     488        $    -

Corporate securities                      1,148,275        (2,024)        43,767           285,769      (163,361)

Residential mortgage-

backed securities                           205,743        (7,760)          (160)                -       (30,156)

Commercial mortgage-

backed securities                                94             -              -                 -             -

Asset-backed securities                   2,457,780       (42,298)        53,143           215,084      (101,398)

Other debt obligations                       87,402           115          8,653            13,305        (4,780)

                                       ------------- -------------  ------------- ----------------- -------------

Total fixed maturities                    3,899,294       (51,967)       105,403           514,646      (299,695)

Equity securities:

Financial services                           10,826             -            618                 -             -

Other                                        39,823         2,654         47,794             1,298       (36,429)

                                       ------------- -------------  ------------- ----------------- -------------

Total equity securities                      50,649         2,654         48,412             1,298       (36,429)

Reinsurance receivables -

embedded derivatives

from reinsurance ceded:

Indexed annuity

products ceded                              (23,614)        1,468              -                 -             -

Indexed annuity funds

withheld                                     49,675       103,694              -                 -             -

                                       ------------- -------------  ------------- ----------------- -------------

Total reinsurance

receivables                                  26,061       105,162              -                 -             -

Financial liabilities

(carried at fair value):

Policy account balances -

indexed life and annuity

embedded derivatives (B)                    (40,622)       15,453              -                 -             -

                                                                       December 31, 2011

                                       ----------------------------------------------------------------------------

                                                                      Transfers in

                                                                      and/or out of   Ending

                                          Issuances    Settlements    Level 3 (A)     Balance

                                         ------------- ------------  -------------- ------------

Financial assets

(carried at fair value):

Fixed maturities:

Municipal securities                           $    -       $    -         $     -      $   488

Corporate securities                                -            -        (423,719)     888,707

Residential mortgage-

backed securities                                   -            -               -      167,667

Commercial mortgage-

backed securities                                   -            -               -           94

Asset-backed securities                             -            -         (57,469)   2,524,842

Other debt obligations                              -            -          39,550      144,245

                                         ------------- ------------  -------------- ------------

Total fixed maturities                              -            -        (441,638)   3,726,043

Equity securities:

Financial services                                  -            -               -       11,444

Other                                               -            -               -       55,140

                                         ------------- ------------  -------------- ------------

Total equity securities                             -            -               -       66,584

Reinsurance receivables -

embedded derivatives

from reinsurance ceded:

Indexed annuity

products ceded                                  3,661        2,635               -      (15,850)

Indexed annuity funds

withheld                                       (5,096)      (3,943)              -      144,330

                                         ------------- ------------  -------------- ------------

Total reinsurance

receivables                                    (1,435)      (1,308)              -      128,480

Financial liabilities

(carried at fair value):

Policy account balances -

indexed life and annuity

embedded derivatives (B)                      (13,259)      (7,674)              -      (35,142)

(A)                Included in the transfers in and/or out line above is

                   $146,768 of securities priced using unobservable data at

                   December 31, 2011 that were valued by a pricing service using observable market data at December 31, 2012, and $71,742 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2012.

(B)                Excludes host accretion and the timing of crediting index

                   credits to policy holder, which are included in interest

                   credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2012, 2011 and 2010 are as follows:

                                                       2012           2011           2010

                                                   -------------  -------------  -------------

Financial assets (carried at fair value):

Fixed maturities:

Corporate securities                                  $  (3,443)     $  (2,311)     $  (5,974)

Residential mortgage-backed securities                   (7,482)        (2,376)        (3,607)

Commercial mortgage-backed securities                         -              -        (33,515)

Asset-backed securities                                      (1)             -        (18,214)

Other debt obligations                                       93            115            106

                                                   -------------  -------------  -------------

Total fixed maturities                                  (10,833)        (4,572)       (61,204)

                                                   -------------  -------------  -------------

Reinsurance receivables - embedded

derivatives from reinsurance ceded:

Index annuity products ceded                             51,717          1,468        (17,481)

Index annuity funds withheld                             28,894        103,694         36,866

                                                   -------------  -------------  -------------

Total reinsurance receivables                            80,611        105,162         19,385

Financial liabilities (carried at fair value):

Policy account balances - indexed life and

annuity embedded derivatives                           (194,576)        15,453         66,780

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                                December 31, 2012               December 31, 2011

                          ------------------------------  -------------------------------

                              Fair         Unfunded           Fair          Unfunded

                             Value        Commitments        Value         Commitments

                          ------------- ----------------  -------------  ----------------

Fixed income                 $ 674,629         $ 37,002      $ 754,054          $ 50,660

Private equity                  92,430            9,520        103,232            10,598

Real estate                     39,314           28,157         43,870            28,157

Other                           35,067                -              -                 -

                          ------------- ----------------  -------------  ----------------

                             $ 841,440         $ 74,679      $ 901,156          $ 89,415

                          ============= ================  =============  ================

        Limited partnership interests are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND NET INVESTMENT INCOME

        Available-for-sale securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2012 and 2011 are as follows:

                                                                December 31, 2012

                                          ----------------------------------------------------------

                                                            Gross          Gross        Estimated

                                            Amortized     Unrealized    Unrealized        Fair

                                              Cost          Gains         Losses          Value

                                          -------------- -------------  ------------  --------------

Fixed maturities:

   U.S. government and agencies             $ 2,295,820     $ 283,999       $   459     $ 2,579,360

   Municipal securities                       3,627,852       618,106         3,074       4,242,884

   Corporate securities                      11,050,132     1,183,988        99,895      12,134,225

   Residential mortgage-backed

   securities                                 3,227,774       460,343        20,255       3,667,862

   Commercial mortgage-backed

   securities                                 1,106,965        77,426        14,370       1,170,021

   Asset-backed securities                    6,085,542       218,191        56,214       6,247,519

   Other debt obligations                       168,543        14,067           661         181,949

                                          -------------- -------------  ------------  --------------

   Total fixed maturities                    27,562,628     2,856,120       194,928      30,223,820

Equity securities:

   Financial services                           211,479         8,466        14,054         205,891

   Other                                        109,074        60,805           459         169,420

                                          -------------- -------------  ------------  --------------

   Total equity securities                      320,553        69,271        14,513         375,311

                                          -------------- -------------  ------------  --------------

   Total available-for-sale                 $27,883,181    $2,925,391     $ 209,441     $30,599,131

                                          ============== =============  ============  ==============

                                                              December 31, 2011

                                          ----------------------------------------------------------

                                                            Gross          Gross        Estimated

                                            Amortized     Unrealized    Unrealized        Fair

                                              Cost          Gains         Losses          Value

                                          -------------- -------------  ------------  --------------

Fixed maturities:

   U.S. government and agencies             $ 3,051,079     $ 300,695        $    -     $ 3,351,774

   Municipal securities                       3,564,475       369,986         8,079       3,926,382

   Corporate securities                       9,286,378       681,011       301,966       9,665,423

   Residential mortgage-backed

   securities                                 3,108,442       439,600        50,843       3,497,199

   Commercial mortgage-backed

   securities                                   779,233        41,345        52,078         768,500

   Asset-backed securities                    5,861,590       120,853       166,885       5,815,558

   Other debt securities                        170,670        16,011         1,488         185,193

                                          -------------- -------------  ------------  --------------

           Total fixed maturities            25,821,867     1,969,501       581,339      27,210,029

Equity securities:

   Financial services                           232,567        17,018         9,729         239,856

   Other                                        113,434        53,897           378         166,953

                                          -------------- -------------  ------------  --------------

            Total equity securities             346,001        70,915        10,107         406,809

                                          -------------- -------------  ------------  --------------

   Total available-for-sale                 $26,167,868    $2,040,416     $ 591,446     $27,616,838

                                          ============== =============  ============  ==============

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2012 and 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   2012                         2011

                                                  ---------------------------  ---------------------------

                                                   Amortized     Estimated      Amortized      Estimated

                                                     Cost        Fair Value        Cost       Fair Value

                                                  ------------  -------------  -------------  ------------

Due in one year or less                             $ 106,623      $ 108,761      $  92,256     $  90,578

Due after one year through five years               2,053,367      2,217,143      1,904,366     1,928,601

Due after five years through ten years              5,526,589      6,184,287      4,404,354     4,736,432

Due after ten years                                10,192,264     11,378,089     10,345,636    11,045,235

Securities not due at a single maturity date

  (primarily mortgage-backed securities)            9,683,785     10,335,540      9,075,255     9,409,183

                                                  ------------  -------------  -------------  ------------

Total fixed maturities                            $27,562,628    $30,223,820    $25,821,867   $27,210,029

                                                  ============  =============  =============  ============

        Gross unrealized losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                               December 31, 2012

                           ----------------------------------------------------------------------------------------

                               Less than 12 months           12 months or more                   Total

                           ---------------------------- ----------------------------- -----------------------------

                                             Gross                         Gross                         Gross

                               Fair        Unrealized       Fair         Unrealized       Fair         Unrealized

                              Value          Losses         Value          Losses         Value          Losses

                           -------------  ------------- --------------  ------------- --------------  -------------

Fixed maturities:

U.S. government and

agencies                       $ 16,827          $ 459            $ -            $ -       $ 16,827          $ 459

Municipal securities             58,513          1,498         35,283          1,576         93,796          3,074

Corporate securities            397,109          9,910      1,035,212         89,985      1,432,321         99,895

Residential mortgage-

backed securities                60,588            977        156,368         19,278        216,956         20,255

Commercial mortgage-

backed securities               164,416            329        128,306         14,041        292,722         14,370

Asset-backed securities         425,985          7,652      1,110,846         48,562      1,536,831         56,214

Other debt securities             5,767              7         26,786            654         32,553            661

                           -------------  ------------- --------------  ------------- --------------  -------------

Total fixed maturities        1,129,205         20,832      2,492,801        174,096      3,622,006        194,928

Equity securities:

Financial services                    -              -         43,705         14,054         43,705         14,054

Other                             2,393            238            370            221          2,763            459

                           -------------  ------------- --------------  ------------- --------------  -------------

Total equity securities           2,393            238         44,075         14,275         46,468         14,513

                           -------------  ------------- --------------  ------------- --------------  -------------

Total available-for-sale     $1,131,598      $  21,070    $ 2,536,876      $ 188,371    $ 3,668,474      $ 209,441

                           =============  ============= ==============  ============= ==============  =============

                                                              December 31, 2011

                           ----------------------------------------------------------------------------------------

                               Less than 12 months           12 months or more                   Total

                           ---------------------------- ----------------------------- -----------------------------

                                             Gross                         Gross                         Gross

                               Fair        Unrealized       Fair         Unrealized       Fair         Unrealized

                              Value          Losses         Value          Losses         Value          Losses

                           -------------  ------------- --------------  ------------- --------------  -------------

Fixed maturities:

Municipal securities            $ 3,525          $ 143      $ 117,556        $ 7,936      $ 121,081        $ 8,079

Corporate securities            961,404         54,287      1,746,400        247,679      2,707,804        301,966

Residential mortgage-

backed securities                75,095          3,318        307,938         47,525        383,033         50,843

Commercial mortgage-

backed securities                59,963          2,174        162,433         49,904        222,396         52,078

Asset-backed securities       1,553,500         57,476        745,534        109,409      2,299,034        166,885

Other debt securities             3,200             33         31,327          1,455         34,527          1,488

                           -------------  ------------- --------------  ------------- --------------  -------------

Total fixed maturities        2,656,687        117,431      3,111,188        463,908      5,767,875        581,339

Equity securities:

Financial services                    -              -         33,868          9,729         33,868          9,729

Other                               370            222         14,285            156         14,655            378

                           -------------  ------------- --------------  ------------- --------------  -------------

Total equity securities             370            222         48,153          9,885         48,523         10,107

                           -------------  ------------- --------------  ------------- --------------  -------------

Total available-for-sale     $2,657,057      $ 117,653    $ 3,159,341      $ 473,793    $ 5,816,398      $ 591,446

                           =============  ============= ==============  ============= ==============  =============

        At December 31, 2012, the Company held 6,620 positions in fixed income and equity securities. The above table includes 303 securities of 229 issuers as of December 31, 2012. At December 31, 2012, 73% of the

        unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated

        AAA through BBB - by Standard & Poor's. At December 31, 2012, 27% of the

        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At

        December 31, 2012, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 95% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2012.

        U.S. Government and agencies

        The U. S. government and agencies represent less than 1% of the unrealized losses at December 31, 2012. There were no unrealized losses in this category at December 31, 2011. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2012. At this time the

        Company believes these impairments are temporary and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost.

        Municipal securities

        The municipal category, which represents 1% of the unrealized losses at

        December 31, 2012, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate securities

        The largest unrealized losses in corporate securities, which represent

        48% of unrealized losses at December 31, 2012, are in the financial services sector, primarily commercial banking. Approximately 23% of the unrealized loss in corporate securities is applicable to a group of subordinated notes with no stated maturity dates issued by banks and an insurance company. A significant majority of these securities pay a variable rate of interest based on LIBOR. The Company considers the unrealized losses to be the result of low current coupon yields benchmarked to LIBOR. During 2012, the Company recognized impairments of

        $1,669 it considered credit related losses on these securities. The other unrealized losses in the banking sector are primarily attributable to the economic uncertainty in Europe, continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of loan portfolios. These concerns are impacting foreign banks and large U.S. national and regional banks. Other industry sectors with large unrealized losses include military housing, gaming and insurance.

        The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired. During 2012, the Company recognized credit related impairment losses of $8,560 applicable to corporate securities.

        Residential mortgage-backed securities ("RMBS")

        The unrealized losses on RMBS, which represents 10% of unrealized losses at December 31, 2012, are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2012 compared to the unrealized losses at December 31, 2011 and 2010. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.

        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized. During 2012,

        the Company recognized credit related impairment losses of $6,899 applicable to RMBS.

        Commercial mortgage-backed securities ("CMBS")

        The unrealized losses on CMBS, which represent 7% of unrealized losses at December 31, 2012, are primarily attributable to illiquidity applicable to certain securities in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2012 and 2011 from prior levels. The unrealized losses on these securities have narrowed significantly as of

        December 31, 2012 compared to the unrealized losses at December 31, 2011 and 2010. The Company has reviewed payment performance, delinquency rates, and credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. There was no OTTI in CMBS recognized in 2012. The Company has performed cash flow projection analyses on all of its CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed securities ("ABS")

        The unrealized losses in ABS, which represent 27% of unrealized losses at December 31, 2012, are primarily related to collateralized debt obligations backed by various consumer and commercial finance loans.

        This category also includes structured notes backed by diversified investment portfolios. The unrealized losses are primarily due to wide credit spreads in this sector, particularly related to private placement

        ABS. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did not recognize OTTI on ABS during 2012 and

        2011. Impairments were recognized in this sector during 2010. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other debt obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The unrealized losses on these securities have narrowed as of

        December 31, 2012 compared to the unrealized losses at December 31,

        2011. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity securities

        This category, which represents 7% of unrealized losses at December 31,

        2012, primarily consists of non-redeemable preferred stocks in the banking sector. The unrealized losses are concentrated in non-redeemable preferred stocks with variable dividend rates benchmarked to LIBOR. The low yield applicable to the dividends based on LIBOR and wide credit spreads applied to these securities are contributing to these unrealized losses. The Company monitors the credit ratings and length of time the securities have been in an unrealized loss position as part of its review for impairment. The Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities,

        the Company recorded net impairment losses recognized in earnings during

        2012, 2011 and 2010, as summarized in the following table:

                                                    2012            2011            2010

                                                --------------  --------------  --------------

Corporate securities                                $   8,560       $   2,343       $  14,783

Residential mortgage-backed securities                  6,899           4,787           9,067

Commercial mortgage-backed securities                       -               -          32,798

Asset-backed securities                                     -               -          13,898

Commercial mortgage loans                                   -             397           1,036

                                                --------------  --------------  --------------

Net impairment loss recognized in earnings          $  15,459       $   7,527       $  71,582

                                                ==============  ==============  ==============

        The following is a roll-forward of credit losses for the years ended

        December 31, 2012 and 2011 on fixed maturities held by the Company for which a non-credit portion of the OTTI impairment was recognized in OCI:

                                                    2012            2011

                                                --------------  --------------

Balance, January 1                                  $  19,712       $  30,476

Additions for newly impaired securities                 2,407           3,366

Additions for previously impaired securities              356               -

Reductions for impaired securities sold                  (254)        (14,130)

                                                --------------  --------------

Balance, December 31                                $  22,221       $  19,712

                                                ==============  ==============

        The amounts of non-credit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2012 and 2011 are summarized as follows:

                                                    2012            2011

                                                --------------  --------------

Corporate securities                                $  28,407       $  20,625

Residential mortgage-backed securities                  2,684           2,621

Asset-backed securities                                     3           1,154

                                                ------------------------------

Total OTTI losses in accumulated OCI                $  31,094       $  24,400

                                                ==============  ==============

        Net investment income and investment gains (losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                  2012            2011            2010

                                              --------------  --------------  --------------

Gross investment income

    Fixed maturities                            $ 1,234,265     $ 1,192,940     $ 1,101,486

    Equity securities                                18,324          24,836          24,824

    Mortgage loans                                   37,334          17,354          14,246

    Policy loans                                     23,665          23,456          22,068

    Short-term investments                            3,659           2,140           2,709

    Derivative instruments                          (29,554)         76,324          70,743

    Other invested assets                           108,045          95,857         201,803

                                              --------------  --------------  --------------

            Total gross investment income         1,395,738       1,432,907       1,437,879

Less: Investment expenses                            35,342          30,395          30,171

                                              --------------  --------------  --------------

            Net investment income               $ 1,360,396     $ 1,402,512     $ 1,407,708

                                              ==============  ==============  ==============

        Investment expenses primarily consist of investment advisor fees,

        interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                  2012            2011            2010

                                              --------------  --------------  --------------

Fixed maturities                                  $  45,830      $   (3,423)      $  79,262

Equity securities                                     9,341          (1,892)         15,903

Mortgage loans                                       (2,442)         (2,891)           (491)

Short-term                                           (1,292)              -            (103)

                                              --------------  --------------  --------------

        Net realized investment gains             $  51,437      $   (8,206)      $  94,571

                                              ==============  ==============  ==============

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded to reinsurer and excluding OTTI losses, maturities, calls, exchanges and prepayments) during 2012, 2011 and 2010 were as follows:

                                      2012                      2011                           2010

                            --------------------------  -------------------------  -------------------------

                               Fixed        Equity         Fixed       Equity         Fixed        Equity

                            Maturities    Securities    Maturities   Securities    Maturities    Securities

                            ------------  ------------  ------------ ------------  ------------  -----------

Proceeds from sales         $ 1,857,145      $ 21,205   $ 2,464,048     $104,955   $ 2,366,174     $197,853

Gross realized gains             73,406         1,155        97,286        6,933       133,475       21,327

Gross realized losses           (33,961)         (891)     (116,364)     (11,713)      (72,294)      (4,702)

        Mortgage Loans

        The carrying value and related allowance of the mortgage loan portfolio is as follows:

                                                2012           2011

                                            -------------  -------------

Principle outstanding                       $  1,110,077    $   492,031

Loan loss allowance                               (3,053)        (2,000)

                                            -------------  -------------

Carry Value                                 $  1,107,024    $   490,031

                                            =============  =============

        The following table includes a breakdown of the Company's mortgage loans by property type as of December 31:

                                             2012                         2011

                                  Carrying Value   Percent     Carrying Value   Percent

                                  ---------------- ---------   ---------------  ---------

       Retail                           $ 343,306       31%          $ 78,725        16%

       Office                             337,515       30%           108,247        22%

       Multi-family                       219,305       20%            78,725        16%

       Hotel                              117,592       11%           147,609        30%

       Medical                             25,707        2%             9,841         2%

       Residential                         26,593        2%            29,522         6%

       Industrial                          16,894        2%            19,681         4%

       Other                               23,165        2%            19,681         4%

                                  ---------------- ---------   ---------------  ---------

                                      $ 1,110,077      100%         $ 492,031       100%

                                  ================ =========   ===============  =========

        Mortgage loans by geographic locations are as follows as of December 31:

                                             2012                         2011

                                  Carrying Value   Percent     Carrying Value   Percent

                                  ---------------- ---------   ---------------  ---------

       Pacific                          $ 348,254       31%         $ 123,008        25%

       South Atlantic Total               329,091       30%           137,769        28%

       Middle Atlantic                    145,956       13%            44,283         9%

       Mountain                            96,159        9%            83,645        17%

       East North Central                  86,839        8%            14,761         3%

       West South Central Total            47,883        4%             9,841         2%

       West North Central                  32,294        3%            39,362         8%

       East South Central                  23,123        2%            39,362         8%

       New England                            478        0%                 -         0%

                                  ---------------- ---------   ---------------  ---------

                                      $ 1,110,077      100%         $ 492,031       100%

                                  ================ =========   ===============  =========

        The Company's mortgage loans by origination year are as follows as of

        December 31, 2012:

                                  Carrying Value   Percent

                                  ---------------- ---------

       2012                             $ 695,285       63%

       2011                               301,142       27%

       2010                                56,763        5%

       2009                                     -        0%

       2008 and prior                      56,887        5%

                                  ---------------- ---------

            Total                     $ 1,110,077      100%

                                  ================ =========

        The Company has outstanding commitments on mortgage loans of $8,649 at

        December 31, 2012.

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company determined the allowance through an analysis of specific loans that are believed to have a higher risk of credit impairment. The rollforward of the allowance for the years ended

        December 31, 2012 and 2011 is as follows:

                                              2012            2011

                                          --------------  --------------

Balance at beginning of period                  $ 2,000             $ -

Allowances established                            2,460           2,000

Charge offs                                      (1,407)              -

                                          --------------  --------------

Balance at end of period                        $ 3,053         $ 2,000

                                          ==============  ==============

        Charge offs include the amount of loss resulting from writing specific mortgage loans to fair value and loans which were satisfied by taking ownership of the real estate. When the real estate is taken it is recorded at its fair value and the mortgage loan is recorded as fully paid.

        During the years ended December 31, 2012 and 2011, six and three mortgages, respectively, were written down to fair value. The amount of allowance charge offs related to these write downs was $1,407 and $0 during the years ended December 31, 2012 and 2011, respectively.

        Subsequent to write down in 2012, the six mortgages were sold to an affiliate, Property Disposition, Inc., at fair value resulting in no additional gain or loss recorded. As of December 31, 2012 the Company has one additional loan with an unpaid balance of $1,823 that is delinquent and in process of being foreclosed. An amount of $264 was established in the allowance related to this loan. The Company did not restructure any mortgage loans during the years ended 2012 and 2011.

        The Company did not take ownership of any real estate in 2012 to satisfy a mortgage loan. During 2011, three mortgages were satisfied by taking ownership of the real estate. The real estate is a component of other invested assets in the consolidated balance sheets.

        The following table summarizes the activity in the real estate owned which was obtained in satisfaction of mortgage loans on real estate:

                                                   2012            2011

                                               --------------  --------------

Real estate owned at beginning of period             $ 7,777         $ 1,061

Real estate acquired in satisfaction of

  mortgage loans                                           -           6,716

Property improvements                                    495               -

                                               --------------  --------------

Real estate owned at end of period                   $ 8,272         $ 7,777

                                               ==============  ==============

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government

        Agency or Authority, the Company had the following investments that exceeded 10% of the Company's stockholder's equity at December 31, 2012:

              Guggenheim Partners Opportunistic

                Investment Grade Securities Fund, LLC     $ 494,922

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership and borrow funds, the Company was required to purchase

        FHLB equity securities that total $38,919 and $25,619 as of December 31,

        2012 and 2011, respectively. These securities are included in equity securities and are carried at cost, which approximates fair value.

        Resale of these securities is restricted only to FHLB. As a member of

        FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2012 and 2011, the Company had outstanding advances of $649,870 and $349,870, respectively from FHLB (see Note 7).

        Deposits with regulatory authorities

        At December 31, 2012 and 2011, securities with reported values of $3,729 and $3,563, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,351 and $3,181, respectively.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                    December 31, 2012            December 31, 2011

                                                ---------------------------  -------------------------

                                                 Notional Amount    Fair      Notional Amount Fair

                                                                   Value                     Value

                                                --------------  -----------  -----------  ------------

Assets:

Derivative instruments:

  Interest rate swaps (1)                           $ 261,660     $ 18,557    $ 433,914      $ 21,391

  Credit default swaps - receive (1)                        -            -       35,500         1,119

  Credit default swaps - pay (1)                       15,000           43            -             -

  Interest rate floors (1)                            113,000       16,880      113,000        14,201

  Futures (1)                                         820,591       87,287      401,922        74,070

  Call options (1)                                  4,528,154      183,065    3,885,115       122,396

  Interest rate swaps - effective

   cash flow (2)                                       23,810        1,140       23,810         2,165

                                                                -----------               ------------

                                                                 $ 306,972                  $ 235,342

                                                                ===========               ============

Reinsurance receivables - embedded

  derivatives from reinsurance ceded:

   Indexed annuity products ceded (1)                     N/A     $ 44,356          N/A      $(15,850)

   Indexed annuity funds withheld (1)                     N/A      174,549          N/A       144,330

                                                                -----------               ------------

                                                                 $ 218,905                  $ 128,480

                                                                ===========               ============

Fixed maturities - asset-backed securities:

  Hybrid instruments (1)                                         $ 583,649                  $ 405,958

                                                                ===========               ============

Liabilities:

Investment-type insurance contracts -

  embedded derivatives:

   Indexed life and annuity products (1)                         $ 181,550                   $(35,142)

                                                                ===========               ============

Derivative instruments:

  Interest rate swaps (1)                             $ 2,376         $ 50      $ 3,609         $ 136

  Credit default swaps - receive (1)                   15,650          345            -             -

  Credit default swaps - pay (1)                       41,000        1,265       56,000        12,998

                                                                -----------               ------------

                                                                   $ 1,660                   $ 13,134

                                                                ===========               ============

(1) Not designated as hedging instruments

(2) Designated as hedging instruments

        The notional values above approximate the level of activity throughout

        2012 and 2011.

        Cash flow hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.

        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                                      For the Year Ended

--------------------------------------------------------------------------------------------------------------------------

                                  Effective Portion                                            Ineffective Portion

-------------------------------------------------------------------------------------   ----------------------------------

                                       Location of Gain (Loss)      Gain (Loss)

      Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective

       Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)

    Relationships         in OCI            into Income             into Income           in Income         in Income

----------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

  December 31, 2012

                                           Net realized                                        Net gains (losses)

      Interest                              investment                                  on derivative

     rate swaps          $ (1,025)        gains (losses)         $                   -   instruments      $             -

  December 31, 2011

                                           Net realized                                        Net gains (losses)

      Interest                              investment                                  on derivative

     rate swaps            $ 272          gains (losses)         $                   -   instruments      $             -

  December 31, 2010

                                           Net realized                                        Net gains (losses)

      Interest                              investment                                  on derivative

     rate swaps            $ 611          gains (losses)         $                   -   instruments      $             -

        Fair value hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During

        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2012 and 2011.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                     Gain (Loss) in Income

                                                                            2010

                                                                      -----------------

Gains (losses) recognized in net gains (losses)

 on derivatives and derivative instruments:

Interest rate swaps                                                              $ 508

Fixed rate fixed income securities                                                (314)

                                                                      -----------------

                                                                                 $ 194

                                                                      =================

        Indexed options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits,

        the Company purchases over-the-counter index options that compensate the

        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options are exercised at maturity, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance,

        the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the

        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the

        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2012 was $580,000 and $583,649,

        respectively. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2011 was $410,600 and $405,958,

        respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.

        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.

        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                             2012                2011               2010

                                                          --------------   -----------------  -----------------

Gains (losses) recognized in net gains (losses)

 on derivatives and derivative instruments:

Interest rate swaps                                            $ (2,747)            $ 9,663           $ 11,215

Credit default swaps - receive                                   (1,285)                877              7,052

Credit default swaps - pay                                       11,776              (3,274)             6,869

Interest rate floors                                              2,679               9,218              1,354

Embedded derivatives in:

Indexed life and annuity products                              (216,692)             (5,480)            66,780

Indexed annuity products ceded                                   52,005              39,576             (7,881)

Indexed annuity funds withheld                                   30,220              94,654             36,867

Hybrid instruments                                               (5,232)             19,852             11,324

Futures                                                         105,352             (47,765)           102,694

Options                                                          59,396            (111,554)           (45,097)

                                                          --------------   -----------------  -----------------

                                                               $ 35,472             $ 5,767          $ 191,177

                                                          ==============   =================  =================

Gains (losses) recognized in net investment income:

Interest rate swaps                                           $  12,557           $  13,554          $   9,706

Options                                                         (42,111)             62,770             61,037

                                                          --------------   -----------------  -----------------

                                                              $ (29,554)           $ 76,324           $ 70,743

                                                          ==============   =================  =================

        Collateral on derivative instruments

        Collateral posted by counterparties at December 31, 2012 and 2011 applicable to derivative instruments was $118,914 and $63,809,

        respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements,

        other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2012 and 2011 applicable to derivative instruments was $310 and $11,510, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        The Company is a limited partner in a variable interest entity,

        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC

        (the "Fund"). The Fund is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 27% and 35% interest in the Fund as of

        December 31, 2012 and 2011, respectively. The general partner of the

        Fund is a related party, Guggenheim Partners Investment Management, Inc.

        The Fund qualifies as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. The Company lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI, have the power to influence the decision making of the general partner.

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are

        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIEs, but in each case the

        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of

        December 31, 2012 is as follows:

   Limited partnerships

     Carrying amount of asset                         $  838,113

     Maximum exposure to loss                            912,792

   Resecuritization trust

     Beneficial interests held in trust                  146,352

     Maximum exposure to loss                            146,352

7.      BORROWINGS

        At December 31, 2012 and 2011, the Company had outstanding borrowings of

        $649,870 and $349,870, respectively from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets.

        The borrowings outstanding at December 31, 2012 have maturity dates in

        June and November of 2013, March of 2014 and December of 2015. The

        interest rates on the outstanding borrowings range from 0.42% to 0.72%.

        Interest expense incurred during 2012, 2011 and 2010 was $2,002, $1,940 and $2,381, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2012 and 2011 the Company held $38,919 and $25,619 of FHLB common stock, respectively.

        In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

        On December 31, 2011 Solberg Re, an indirect wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured an irrevocable standby letter of credit ("LOC") from a large commercial bank. The LOC, which has an initial term of 13 years, has an aggregate maximum issuance amount of $475,000, of which $325,161 and $244,715 were issued and outstanding at December 31, 2012 and December 31, 2011,

        respectively. The purpose of the LOC is to support redundant statutory required reserves on specific term life insurance policies issued by

        Midland National and North American and ceded to Solberg Re. The LOC can be drawn upon when actual policy benefits applicable to the specific life insurance term policies exceed specified thresholds. Solberg Re does not anticipate drawing funds against the LOC. Fees and expenses of

        $176 and $5,639 were paid in 2012 and 2011, respectively, related to this LOC, which were capitalized and are included in other receivables,

        other assets and property, plant and equipment on the consolidated balance sheets. The capitalized fees will be amortized over the life of the facility. Amortization expense of $447 and $0 was recorded in 2012 and 2011, respectively. The Company expects to amortize $447 in each of the next five years. In addition, a quarterly fee equal to 1.45% per annum of the outstanding LOC will be paid during the life of the facility. Fees of $4,054 and $0 was paid in 2012 and 2011, respectively.

        On December 31, 2012 MNL Re, another indirect wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured a contingent note guarantee of specific risks on certain permanent life insurance policies assumed from Midland National and North American from an unrelated third party. This contingent note guarantee functions in a manner similar to a letter of credit. Prior to December 31, 2012, the specific risks on a portion of the permanent life insurance policies noted above were secured by an affiliate guarantee provided by SEI. The contingent note guarantee has an initial term of 23 years and an aggregate maximum guarantee amount of $560,000, of which $140,723 was utilized at December 31, 2012. MNL Re pays a fee to the guarantee provider equal to 0.65% per annum, payable quarterly, applied to the amount of the guarantee utilized. The contingent note guarantee can be drawn upon when actual policy benefits applicable to the specific permanent life insurance policies exceed certain thresholds. MNL Re does not anticipate drawing funds against the contingent note guarantee. For the year ended December 31, 2012, $229 in fees was paid related to this contingent note guarantee.

8.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2012, 2011 and 2010 are as follows:

                                                              2012          2011            2010

                                                           ------------  ------------  ---------------

DAC, beginning of year                                     $ 1,247,354   $ 1,346,860     $  1,798,826

Reclassification of DAC from prior periods                                                   (170,580)

                                                                                       ---------------

Adjusted BOY DAC balance                                                                  $ 1,628,246

                                                                                       ---------------

Commissions deferred                                           255,404       219,380          225,883

Underwriting and acquisition expenses deferred                  13,112        12,631           10,253

Change in offset to unrealized (gains) losses                 (108,999)     (137,401)        (314,992)

Amortization related to operations                            (206,802)     (202,734)        (208,449)

Amortization related to realized (gains) losses                 (2,434)        2,681             (642)

Amortization related to derivatives                              7,885         5,937            6,561

                                                           ------------  ------------  ---------------

DAC, end of year                                           $ 1,205,520   $ 1,247,354     $  1,346,860

                                                           ============  ============  ===============

        The composition of DSI for the years ended December 31, 2012, 2011 and

        2010 is summarized below:

                                                              2012          2011            2010

                                                           ------------  ------------  ---------------

DSI, beginning of year                                       $ 374,891     $ 456,382      $   626,447

Reclassification of DSI from prior periods                                                        852

                                                                                       ---------------

Adjusted BOY DSI balance                                                                    $ 627,299

                                                                                       ---------------

Sales inducement costs deferred                                 88,791        81,990           92,331

Increase due to recapture of reinsurance                             -             -              258

Change in offset to unrealized (gains)                         (60,497)      (84,826)        (182,643)

Amortization related to operations                             (82,074)      (84,532)         (82,681)

Amortization related to realized (gains) losses                 (1,170)        1,578              131

Amortization related to derivatives                              4,321         4,299            1,687

                                                           ------------  ------------  ---------------

DSI, end of year                                             $ 324,262     $ 374,891      $   456,382

                                                           ============  ============  ===============

        The composition of the PVFP for the years ended December 31, 2012, 2011 and 2010 is summarized below:

                                                              2012          2011            2010

                                                           ------------  ------------  ---------------

PVFP, beginning of year                                       $ 17,176      $ 21,015       $   21,767

Increase due to recapture of reinsurance ceded                       -             -            3,567

Amortization                                                    (1,092)       (3,839)          (4,319)

                                                           ------------  ------------  ---------------

PVFP, end of year                                             $ 16,084      $ 17,176       $   21,015

                                                           ============  ============  ===============

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment recorded in the consolidated balance sheets as a component of other receivables,

        other assets and property, plant and equipment are as follows:

                                               Range of

                                             Useful Lives         2012           2011

                                           -----------------  -------------  -------------

Land                                              -               $  3,029       $  3,029

Buildings and improvements                  20 - 39 years           18,746         18,746

Leasehold improvements                      10 - 40 years            1,961          1,855

Furniture and fixtures                         10 years              7,578          7,293

Computer equipment and software               3 - 10 years          49,019         37,421

Other                                          3 - 5 years              40             40

                                                              -------------  -------------

                                                                    80,373         68,384

Accumulated depreciation                                           (33,993)       (27,935)

                                                              -------------  -------------

                                                                 $  46,380      $  40,449

                                                              =============  =============

        Depreciation expense was $6,423, $6,099 and $5,594 for the years ended

        December 31, 2012, 2011 and 2010, respectively.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.

        Reinsurance premiums and claims ceded and assumed for the years ended

        December 31 are as follows:

                                         2012                     2011                     2010

                               ------------------------ ------------------------  -----------------------

                                 Ceded       Assumed      Ceded       Assumed       Ceded      Assumed

                               -----------  ----------- -----------  -----------  ----------  -----------

Premiums and deposits

 on investment contracts        $ 461,561    $ 112,130   $ 533,766      $ 9,034   $ 353,374      $ 1,340

Claims and investment

 contract withdrawals             257,257       27,281     212,969        1,337     210,711        1,763

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January

        1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29,

        2008, and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2012. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory liabilities associated with these policies. The Company has netted the funds withheld liability of

        $4,148,863 and $4,113,910 against the reserve credits of $4,889,736 and

        $4,840,062 in reinsurance receivables in the December 31, 2012 and 2011 consolidated balance sheets, respectively. The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January

        1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $553,124 and $584,429 associated with this agreement are reported as a component of reinsurance receivables in the December 31,

        2012 and 2011 consolidated balance sheets, respectively.

        On December 31, 2010, MNL Re entered into a coinsurance agreement with

        North American, which was subsequently amended and restated on December

        31, 2012. In accordance with the coinsurance agreement North American ceded a defined block of permanent life insurance products to MNL Re. At

        December 31, 2012 and 2011, MNL Re assumed reserves of $34,995 and $480,

        respectively, which are included in reinsurance receivables. MNL Re received premiums of $42,135 and $5,227 from North American in 2012 and

        2011, respectively. MNL Re paid experience refunds to North American of

        $1,152, $4,738 and $0 in 2012, 2011 and 2010, respectively.

        On December 31, 2011, Solberg Re entered into a coinsurance agreement with North American. In accordance with the coinsurance agreement North

        American ceded a defined block of term life insurance to Solberg Re. At

        December 31, 2012 and 2011, Solberg Re assumed reserves of $74,822 and

        $56,395, respectively, which are included in reinsurance receivables.

        Solberg Re received premiums of $42,266 and $7,668 from North American in 2012 and 2011, respectively. In addition, in 2012 Solberg Re received a reinsurance assumed risk charge of $8,685 from North American, paid an expense allowance of $14,480 and paid claims of $10,683 to North

        American.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                                     2012          2011 (1)

                                                                 --------------  --------------

Net unrealized gain

     Available-for-sale securities                                 $ 2,743,416     $ 1,469,788

     Certain interest rate swaps                                         1,140           2,165

     Non-credit portion of OTTI losses                                 (31,094)        (24,400)

Intangibles                                                           (429,915)       (238,766)

Pension liability:

     Unrecognized actuarial net gains                                  (21,298)        (22,075)

Postretirement liability:

     Unrecognized actuarial net gains                                   (6,658)         (9,547)

     Unrecognized prior service costs                                      487             931

Deferred income taxes                                                 (789,627)       (412,333)

                                                                 --------------  --------------

Accumulated other comprehensive income                             $ 1,466,451      $  765,763

                                                                 ==============  ==============

(1) As amended for the impact of adoption of ASU 2010-26

        The following table sets forth the changes in each component of accumulated OCI:

                                                                     2012          2011 (1)          2010

                                                                 --------------  --------------  --------------

Net unrealized gain

     Available-for-sale securities                                 $ 1,313,309     $ 1,243,917     $ 1,549,789

     Certain interest rate swaps                                        (1,025)            272             611

     Non-credit portion of OTTI losses                                  (6,694)         (4,387)         (7,193)

Intangibles                                                           (191,149)       (202,463)       (466,911)

Reclassification adjustment for (gains) losses released

     into income                                                       (39,681)         12,445        (161,232)

Pension liability:

     Amortization of net loss in net periodic benefit expense            2,363           1,450             647

     Net gain (loss) recognized in accrued benefit costs                (1,585)         (6,464)         (5,676)

Postretirement liability:

     Amortization of net gain in net periodic

     benefit expense                                                       236             504             103

     Amortization of prior service costs                                   (34)           (117)           (117)

     Net gain (loss) recognized in accrued benefit costs                 1,997          (6,303)         (1,854)

     Transfer from affiliates                                              245               -               -

Deferred income taxes                                                 (377,294)       (363,598)       (317,858)

                                                                 --------------  --------------  --------------

     Total other comprehensive income                               $  700,688      $  675,256      $  590,309

                                                                 ==============  ==============  ==============

(1) As amended for the impact of adoption of ASU 2010-26

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and non-credit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of comprehensive income.

12.     INCOME TAXES

        The significant components of income tax expense (benefit) are as follows:

                                                  2012            2011            2010

                                              --------------  --------------  --------------

         Current                                  $  55,326       $  18,207      $  111,757

         Deferred                                    86,702          90,205          16,678

                                              --------------  --------------  --------------

            Total income tax expense             $  142,028      $  108,412      $  128,435

                                              ==============  ==============  ==============

        Total income tax expense attributable to income before taxes differs from the amounts that would result from applying the U.S. Federal statutory income tax rate of 35% in 2012, 2011 and 2010 as follows:

                                                    2012            2011            2010

                                                --------------  --------------  --------------

At statutory federal income tax rate               $  170,926      $  138,128      $  166,060

Dividends received deductions                          (1,726)         (1,112)         (1,484)

Tax credits                                           (33,680)        (33,010)        (32,473)

Other, net                                              6,508           4,406          (3,668)

                                                --------------  --------------  --------------

   Total income tax expense                        $  142,028      $  108,412      $  128,435

                                                ==============  ==============  ==============

        The tax effects of temporary differences that give rise to significant portions of deferred income tax assets and deferred income tax liabilities at December 31, 2012 and 2011 are as follows:

                                                                     2012            2011

                                                                --------------  --------------

Deferred income tax assets

   Policy liabilities and reserves                                 $  635,596      $  609,070

   Other, net                                                          56,335          50,282

                                                                --------------  --------------

     Total deferred income tax assets                                 691,931         659,352

                                                                --------------  --------------

Deferred income tax liabilities

   Present value of future profits of acquired business                (5,629)         (6,012)

   Investments                                                     (1,044,392)       (516,328)

   Deferred policy acquisition costs and deferred sales

    inducements                                                      (418,350)       (450,804)

                                                                --------------  --------------

     Total deferred income tax liabilities                         (1,468,371)       (973,144)

                                                                --------------  --------------

     Net deferred income tax asset (liability)                     $ (776,440)     $ (313,792)

                                                                ==============  ==============

        If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized.

        Based upon a review of the Company's anticipated future taxable income and after considering all other available evidence, both positive and negative, the Company's management concluded that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company has not established a liability for unrecognized tax benefits and does not expect this to change during the next twelve months. The Company recognizes interest and/or penalties as a component of tax expense. The Company did not have any accrued interest and penalties at December 31, 2012 and 2011.

        The IRS concluded an examination of the Company's income tax returns for

        2007 and 2008 during the year ended December 31, 2011. No material adjustments were recorded as a result of the examination.

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws,

        regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners

        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        The prescribed and permitted practices used by the Company in 2012 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative

                instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the

                Company elected to establish a voluntary reserve to offset increases in the values of these other derivative instruments.

                The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35

                Reserve assuming the market value of the call option(s)

                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        A permitted practice request by the Company was approved by the

        Commissioner of Insurance of the State of Iowa for 2012 financial reporting purposes. The permitted practice allows the Company to report an investment in a limited partnership as an admitted asset with the limited partnership audited on a special purpose financial statement report basis and not audited on a U.S. GAAP basis. Without audited U.S.

        GAAP financial statements, a limited partnership would be reported as a non-admitted asset under NAIC SAP. The limited partnership is Orpheus

        Holdings, LLC, and the Company reports an equity interest of $78,440 in

        Schedule BA. The impact of applying this permitted practice in 2012 has no impact on the 2012 statutory net income; however, Capital and Surplus as of December 31, 2012 was higher by $78,440 as a result of this permitted practice.

        The combined effect of applying these prescribed and permitted practices in 2012 decreased the Company's statutory-based surplus by $58,829. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to notification of regulatory authorities.

        The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory income (generally, the greater of prior year statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of

        $75,523, $114,692 and $92,260 in 2012, 2011 and 2010, respectively.

        Dividends payable in 2013 up to approximately $422,000 will not require prior approval of regulatory authorities.

        The statutory net gain from operations of the Company for the years ended December 31, 2012, 2011 and 2010, was $359,533, $326,031 and

        $284,969, respectively, and reported surplus at December 31, 2012, 2011 and 2010, was $2,124,326, $1,854,241 and $1,639,725, respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of

        $3,824, $4,224 and $4,231 was incurred in 2012, 2011 and 2010,

        respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

Year ending December 31,

2013                                              $  2,969

2014                                                 2,708

2015                                                 2,511

2016                                                 1,963

2017                                                 2,064

Thereafter                                           5,845

                                              -------------

                                                 $  18,060

                                              =============

15.     EMPLOYEE BENEFIT PLANS

        Defined benefit pension plan and post-retirement health care benefits

        The Company has a noncontributory defined benefit pension plan ("Pension

        Plan") covering certain full-time employees. In addition, the Company provides certain post-retirement health care benefits through a health and welfare benefit plan ("Other Benefit Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Pension Plan and Other Benefits Plan, which reflects an allocation of the Company's portion of the SEI plans at

        December 31, is as follows:

                                                                   Pension Plan             Other Benefit Plan

                                                                 2012          2011         2012          2011

                                                             -------------  -----------  ------------  ------------

Obligation and funded status

Accumulated benefit obligation                                  $ (58,297)    $(53,974)    $ (31,051)    $ (24,168)

Fair value of plan assets                                          49,254       45,527             -             -

                                                             -------------  -----------  ------------  ------------

Underfunded status                                                 (9,043)      (8,447)      (31,051)      (24,168)

                                                             -------------  -----------  ------------  ------------

Accrued benefit liability recognized

in other liabilities                                               (9,043)      (8,447)      (31,051)      (24,168)

                                                             -------------  -----------  ------------  ------------

Changes in liability for benefits recognized in

   accumulated OCI (pre-tax)

Beginning balance                                               $ (22,076)    $(17,061)    $  (8,615)    $  (2,700)

Net (gain) loss amortized into net periodic benefit cost            2,363        1,450           202           387

Net gain (loss) arising during the period                          (1,585)      (6,464)        1,997        (6,303)

Transfer from affilate                                                  -            -           245             -

                                                             -------------  -----------  ------------  ------------

Balance at December 31                                            (21,298)     (22,075)       (6,171)       (8,616)

                                                             -------------  -----------  ------------  ------------

Changes in deferred taxes recognized in

   accumulated OCI                                                $   272     $ (1,755)      $   856     $  (2,071)

                                                             -------------  -----------  ------------  ------------

                                                                          Pension Plan

                                                                 2012          2011         2010

                                                             -------------  -----------  ------------

Additional information

Net periodic benefit income (costs)                             $  (1,374)     $  (849)      $  (345)

Net periodic benefit cost reclassified from

   accumulated OCI                                                 (2,363)      (1,450)         (647)

Employer contributions                                                  -        5,000         5,000

Employee contributions                                                  -            -             -

Benefit payments                                                    1,242          531           449

Actuarial assumptions

Weighted-average assumptions used to determine benefit

   obligations as of December 31:

     Discount rate                                                  3.82%         4.27%         5.33%

     Expected return on plan assets                                 7.00%         7.00%         7.00%

Weighted-average assumptions used to determine net

   costs for the years ended December 31:

     Discount rate                                                  4.27%         5.33%         5.88%

     Expected return on plan assets                                 7.00%         7.00%         7.00%

                                                                      Other Benefit Plan

                                                                 2012         2011        2010

                                                              ------------  ----------  ----------

Additional information

Net periodic benefit income (costs)                              $  2,495     $ 2,218     $(1,403)

Net periodic benefit cost reclassified from

   accumulated OCI                                                   (202)       (387)         14

Employer contributions                                                269         263         430

Employee contributions                                                325         185         152

Benefit payments                                                      697         525         582

Actuarial assumptions

Weighted-average assumptions used to determine benefit

   obligations as of December 31:

     Discount rate                                                   3.95%        4.28%       5.12%

     Expected return on plan assets                                   N/A          N/A         N/A

Weighted-average assumptions used to determine net

   costs for the years ended December 31:

     Discount rate                                                   4.28%        5.12%       5.50%

     Expected return on plan assets                                   N/A          N/A         N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                        Other

                                          Pension      Benefit

                                           Plan         Plan

                                        ------------ ------------

Year ending December 31,

       2013                                $  1,326      $   848

       2014                                   1,497          908

       2015                                   1,664          962

       2016                                   1,813        1,050

       2017                                   1,953        1,133

       2018-2022                             12,943        7,126

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit

        Pension Plan. This has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the

        Pension Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2012, 2011 and 2010, the Pension Plan recorded an actuarial loss of

        $3,322, $8,220 and $5,082, respectively, due to demographic experience,

        including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2012 and 2011, the Company's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the

        Company evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The Company also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2012.

        The Pension Plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                    2012

                                                   Target          2012         2011

Cash and cash equivalents, and

   fixed income investments                              65%           63%          65%

Equity correclated investments                           35%           37%          35%

                                                 ------------  ------------ ------------

           Total                                        100%          100%         100%

                                                 ============  ============ ============

        It is the Company's policy to invest Pension Plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns,

        the plan assets are invested primarily in a variety of individual fixed income securities matched to the plan's liabilities as well as diversified equity portfolio comprised of assets that are expected to generate an excess return over the return associated with the plan liabilities. This equity portfolio is expected to achieve long-term returns similar to the return on equities with reduced volatility through the use of option overlay, geographic diversification and a focus on strategies with higher income generation capacity.

        The following table summarizes the valuation of the Company's Pension

        Plan assets carried at fair value as of December 31, 2012 and 2011 by asset class:

                                                                December 31, 2012

                                        -----------------------------------------------------------------

                                         Quoted Prices     Significant

                                           in Active          Other        Significant

                                          Markets for      Observable     Unobservable

                                        Identical Assets     Inputs          Inputs

                                           (Level 1)        (Level 2)       (Level 3)         Total

                                        ----------------  --------------  --------------  ---------------

Cash and cash equivalents (A)                       $ 6           $ 634             $ -            $ 640

Fixed income investments (B)

Asset backed securities                               -           2,179             167            2,346

Corporate bonds                                       -          24,260             307           24,567

Mortage backed securities                             -           1,942               -            1,942

Municipal bonds                                       -           1,585               -            1,585

Pooled funds (C)                                 17,211               -             546           17,757

Receivables (D)                                     417               -               -              417

                                        ----------------  --------------  --------------  ---------------

                                               $ 17,634        $ 30,600         $ 1,020         $ 49,254

                                        ================  ==============  ==============  ===============

                                                                December 31, 2011

                                        -----------------------------------------------------------------

                                         Quoted Prices     Significant

                                           in Active          Other        Significant

                                          Markets for      Observable     Unobservable

                                        Identical Assets     Inputs          Inputs

                                           (Level 1)        (Level 2)       (Level 3)         Total

                                        ----------------  --------------  --------------  ---------------

Cash and cash equivalents (A)                       $ 7         $ 1,947             $ -          $ 1,954

Fixed income investments (B)

Corporate debt instruments                            -          23,966               -           23,966

Foreign debt obligations                              -           1,134               -            1,134

Other government/ municipal agencies                  -           2,312               -            2,312

Pooled funds (C)                                 15,160               -               -           15,160

Receivables (D)                                     160               -             841            1,001

                                        ----------------  --------------  --------------  ---------------

                                               $ 15,327        $ 29,359           $ 841         $ 45,527

                                        ================  ==============  ==============  ===============

        (A)     Cash equivalents are held in a readily accessible money market fund invested in short-term U.S. Treasury securities.

                Bids/pricing of such securities held by the fund is received from individual brokers based on specific yields and maturities.

        (B)     Fixed income investments are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C)     Pooled funds include mutual funds and hedge funds. Mutual funds are registered investments that are priced at net asset value

                ("NAV") at the end of each day. Mutual funds are invested in equities and commodities across a broad investment spectrum,

                including mid-cap, large-cap, emerging and developed market,

                liquid real estate and infrastructure. Hedge funds are primarily valued by each fund's administrator based upon the valuation of the underlying assets by applying methodologies as appropriate to the specific security/ instrument.

        (D)     Receivables are primarily accrued interest on fixed income investments.

        Pension plan contributions in 2013 are expected to be $0.

        The estimated amortization of net loss for the pension plan in 2013 is

        $2,718. The estimated 2013 net periodic benefit expense for the pension plan is $1,869. In 2013 a 50 basis point increase to the discount rate projected at 3.82% would decrease the net periodic cost by $1,370 and a

        50 basis point decrease would increase the net periodic cost by $2,421.

        In 2013 a 50 basis point increase to the expected rate of return on assets projected at 6.50% would decrease the net periodic cost by $1,634 and a 50 basis point decrease would increase the net periodic cost by

        $2,103.

        Other Benefit Plan

        Effective January 1, 2012 the obligations for the postretirement health plan associated with the employees of an affiliated insurer, North

        American, were transferred to the Company. This transfer corresponded with the transfer of all active employees from the affiliated insurer to the Company. The transfer of $7,102 of benefit obligation was supported by $7,102 of cash which resulted in no impact to the Company's postretirement health costs in 2012.

        In 2012, 2011 and 2010, the Other Benefit Plan recorded an actuarial loss of $1,557, $2,933, and $1,854, respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 7.60% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2011, and that rate was assumed to decrease gradually to 4.20% by 2084. For 2012,

        a 6.10% assumed annual rate of increase in the per capita cost of covered healthcare benefits were assumed, and that rate was assumed to decrease gradually to 4.20% by 2084.

        The estimated 2013 amortization of net loss and prior service cost for the Other Benefit Plan is $290. The estimated 2013 net periodic benefit expense for the Other Benefit Plan is $2,792.

        Employee stock ownership plan

       The Company participates in an Employee Stock Ownership Plan ("ESOP")

       sponsored by SEI covering certain full-time employees. Prior to 2010, the majority of SEI's stock was held in the Charles A. Sammons 1987

       Charitable Remainder Trust Number Two (the "CRT"). Prior to his death in

       1988, Charles A. Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the

       SEI stock held by the CRT were transferred to the ESOP (the "Transfer")

       as unallocated shares, which completed the settlement of the CRT. As of

       December 31, 2012 the ESOP owns 99.99% of the outstanding stock of SEI.

        Compensation expense of $18,680, $13,301 and $12,247 for 2012, 2011 and

        2010, respectively, was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $9,568, $7,940 and $11,200 in 2012,

        2011 and 2010, respectively, related to these contracts.

        Guggenheim Partners Investment Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2012, 2011 and

        2010, the Company incurred $27,989, $24,764 and $23,674, respectively,

        for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        At December 31, 2012, the Company had a $70,000 reverse repurchase agreement with Guggenheim Aircraft Opportunity Fund, L.P. (a limited partnership managed by Guggenheim) that originated on December 27, 2012.

        The reverse repurchase agreement is reported in short-term investments in the consolidated balance sheets, has an initial term of 364 days, is renewable and earns an interest rate of 3.96%. The Company earned $41 from this agreement in 2012.

        The Company held a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. On May 1, 2012 SEI sold their interest in the Grove Park Inn and the related mortgage balance of $48,317 was paid in full. The Company earned interest income on the loan of $251, $3,675 and $3,741 in 2012, 2011 and 2010 respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $402, $355 and $304 in 2012, 2011 and 2010,

        respectively. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"),

        a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $557, $516 and $711 in 2012, 2011 and 2010, respectively,

        related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2012, the Company had outstanding capital commitments to limited partnerships of $74,679.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2012, the Company had $46,057 of outstanding private placement bond funding commitments.

        The Company has outstanding commitments on mortgage loans of $8,649 at

        December 31, 2012.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through April 9, 2013 which is the date the consolidated financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the consolidated financial statements.

Midland National Life Insurance Company

Separate Account C

Financial Statements

December 31, 2012 and 2011
Midland National Life Insurance Company

Separate Account C

Index

-------------------------------------------------------------------------------------------------

                                                                                          Page(s)

Report of Independent Registered Public Accounting Firm........................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets.................2-215

Notes to Financial Statements............................................................216-249
                 Report of Independent Registered Public Accounting Firm

To the Board of Directors and the Stockholder of Midland National Life Insurance

Company and Policy Holders of Midland National Life Insurance Company

Separate Account C:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of Midland National Life Insurance Company Separate Account C

(which includes the Fidelity Variable Insurance Products, the American Century

Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett

Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc.,

the Invesco Variable Insurance Funds, the J.P. Morgan Series Trust II, the Rydex

Variable Trust, the Guggenheim Variable Trust, the ProFunds VP, the Van Eck

Variable Insurance Portfolio, the Janus Aspen Series, the PIMCO Variable

Insurance Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger

Berman Advisors Management Trust, the Premier VIT, the Credit Suisse Trust, the

Dreyfus Variable Investment Fund, the Direxion Insurance Trust, the Invesco Van

Kampen Variable Insurance Funds, the Morgan Stanley Universal Institutional

Funds, the Northern Lights Variable Trust, the AllianceBernstein Variable

Products Series, the BlackRock Variable Series Fund, Inc., the DWS Variable

Insurance Portfolios, the Eaton Vance Variable Trust, the Franklin Templeton

Variable Insurance Products Trust, the Ivy Funds Variable Insurance Portfolios,

the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity

Trust, the Legg Mason Partners Variable Income Trust, the Pioneer Variable

Contracts Trust, the Prudential Series Funds, and the Royce Capital Fund

subaccount thereof) at December 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned at December

31, 2012 by correspondence with the underlying registered investment companies,

provide a reasonable basis for our opinion.

April 26, 2013

PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA 50309

T: (515)246-3800, F: (515) 246- 3811, www.pwc.com/us
Midland National Life Insurance Company

Separate Account C

Accumulated Total for All Portfolios

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     (cost $427,295,412)                     $440,670,388       Dividend income                            $ 8,059,562

                                                                Capital gains distributions                  7,045,063

                                                                                                          -------------

Liabilities                                             -

                                            --------------

                                                                                                            15,104,625

                                                                                                          -------------

Net assets                                   $440,670,388   Expenses:

                                            --------------

                                                                Administrative expense                         240,227

                                                                Mortality and expense risk                   7,412,861

                                                                Contract maintenance charge                     73,236

                                                                                                          -------------

                                                                                                             7,726,324

                                                                                                          -------------

                                                            Net investment income                            7,378,301

                                                            Realized and change in unrealized gains

                                                              (losses) on investments

                                                                Net realized gains on investments            7,373,172

                                                               Change in net unrealized appreciation on

                                                                 investments                                20,128,112

                                                                                                          -------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $34,879,585

                                                                                                          -------------

-----------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $  445,318,700    $518,873,332

Net (decrease) increase in net assets resulting from operations                             34,879,585     (21,238,829)

Capital shares transactions

   Net premiums                                                                             33,331,327      27,878,247

   Transfers of policy loans                                                                  (111,410)        (77,265)

   Transfers of surrenders                                                                 (47,731,825)    (49,475,341)

   Transfers of death benefits                                                              (3,276,980)     (4,611,985)

   Transfers of other terminations                                                         (18,312,246)    (18,557,407)

   Interfund and net transfers to general account                                           (3,426,763)     (7,472,052)

                                                                                       ----------------   -------------

     Net decrease in net assets from capital share transactions                            (39,527,897)    (52,315,803)

                                                                                       ----------------   -------------

Total decrease in net assets                                                                (4,648,312)    (73,554,632)

                                                                                       ----------------   -------------

Net assets at end of year                                                               $  440,670,388    $445,318,700

                                                                                       ----------------   -------------

                     The accompanying notes are an integral part of these financial statements.

                                                         2
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Money Market Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     13,116,345 shares (cost $13,116,345)   $  13,116,345       Dividend income                            $     23,171

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 23,171

                                                                                                          --------------

Net assets                                  $  13,116,345   Expenses:

                                            --------------

                                                                Administrative expense                            8,126

                                                                Mortality and expense risk                      236,332

                                                                Contract maintenance charge                       2,047

                                                                                                          --------------

                                                                                                                246,505

                                                                                                          --------------

                                                            Net investment loss                                (223,334)

                                                            Realized and and change in unrealized gains

                                                            on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                          -

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $   (223,334)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   18,551,744    $  21,577,234

Net decrease in net assets resulting from operations                                          (223,334)        (379,907)

Capital shares transactions

   Net premiums                                                                              1,495,225        1,906,552

   Transfers of policy loans                                                                     9,092           15,649

   Transfers of surrenders                                                                  (6,102,498)      (8,088,698)

   Transfers of death benefits                                                                 (88,394)        (189,533)

   Transfers of other terminations                                                          (2,062,465)      (1,425,955)

   Interfund and net transfers from general account                                          1,536,975        5,136,402

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (5,212,065)      (2,645,583)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                (5,435,399)      (3,025,490)

                                                                                       ----------------   --------------

Net assets at end of year                                                              $    13,116,345    $  18,551,744

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         3
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products High Income Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     5,936,842 shares (cost $33,759,887)    $  33,650,781       Dividend income                            $  1,844,849

                                                                Capital gains distributions                      10,308

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                              1,855,157

                                                                                                          --------------

Net assets                                  $  33,650,781   Expenses:

                                            --------------

                                                                Administrative expense                            6,584

                                                                Mortality and expense risk                      433,087

                                                                Contract maintenance charge                       1,363

                                                                                                          --------------

                                                                                                                441,034

                                                                                                          --------------

                                                            Net investment income                             1,414,123

                                                            Realized and and change in unrealized gains

                                                            on investments

                                                            Net realized gains on investments                   341,672

                                                            Change in net unrealized appreciation on

                                                                 investments                                  1,452,672

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  3,208,467

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   33,676,891    $  29,229,531

Net increase in net assets resulting from operations                                         3,208,467          739,238

Capital shares transactions

   Net premiums                                                                                800,278          481,179

   Transfers of policy loans                                                                    (1,300)            (202)

   Transfers of surrenders                                                                  (1,259,782)        (839,881)

   Transfers of death benefits                                                                (143,417)         (81,211)

   Transfers of other terminations                                                          (1,282,882)        (709,612)

   Interfund and net transfers (to) from general account                                    (1,347,474)       4,857,849

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                  (3,234,577)       3,708,122

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                        (26,110)       4,447,360

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   33,650,781    $  33,676,891

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         4
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Equity-Income Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     600,568 shares (cost $11,701,989)      $  11,860,422       Dividend income                             $   347,720

                                                                Capital gains distributions                     769,132

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                              1,116,852

                                                                                                          --------------

Net assets                                  $  11,860,422   Expenses:

                                            --------------

                                                                Administrative expense                           10,520

                                                                Mortality and expense risk                      168,910

                                                                Contract maintenance charge                       5,193

                                                                                                          --------------

                                                                                                                184,623

                                                                                                          --------------

                                                            Net investment income                               932,229

                                                            Realized and and change in unrealized gains

                                                              on investments

                                                            Net realized gains on investments                   399,752

                                                            Change in net unrealized appreciation on

                                                                 investments                                    500,027

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  1,832,008

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   13,262,783    $  14,115,630

Net increase (decrease) in net assets resulting from operations                              1,832,008          (64,544)

Capital shares transactions

   Net premiums                                                                                396,060          693,162

   Transfers of policy loans                                                                      (668)          (7,590)

   Transfers of surrenders                                                                  (1,385,215)      (1,216,603)

   Transfers of death benefits                                                                (115,941)        (198,268)

   Transfers of other terminations                                                            (484,147)        (411,391)

   Interfund and net transfers (to) from general account                                    (1,644,458)         352,387

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (3,234,369)        (788,303)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                (1,402,361)        (852,847)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   11,860,422    $  13,262,783

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         5
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     152,541 shares (cost $5,517,364)        $  6,405,705       Dividend income                             $    36,501

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 36,501

                                                                                                          --------------

Net assets                                   $  6,405,705   Expenses:

                                            --------------

                                                                Administrative expense                            9,445

                                                                Mortality and expense risk                       91,070

                                                                Contract maintenance charge                       9,377

                                                                                                          --------------

                                                                                                                109,892

                                                                                                          --------------

                                                            Net investment loss                                 (73,391)

                                                            Realized and and change in unrealized gains

                                                            on investments

                                                            Net realized gains on investments                   266,702

                                                            Change in net unrealized appreciation on

                                                                 investments                                    614,001

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    807,312

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   6,376,464     $  8,060,444

Net increase (decrease) in net assets resulting from operations                                807,312         (363,641)

Capital shares transactions

   Net premiums                                                                                  1,549          133,212

   Transfers of policy loans                                                                       287           (1,124)

   Transfers of surrenders                                                                    (954,165)      (1,042,599)

   Transfers of death benefits                                                                 (73,936)        (154,900)

   Transfers of other terminations                                                            (156,865)        (179,599)

   Interfund and net transfers (to) from general account                                       405,059          (75,329)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (778,071)      (1,320,339)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                         29,241       (1,683,980)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   6,405,705     $  6,376,464

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         6
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Overseas Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     691,296 shares (cost $10,590,794)      $   11,041,091      Dividend income                            $    171,433

                                                                Capital gains distributions                      33,229

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                204,662

                                                                                                          --------------

Net assets                                  $   11,041,091  Expenses:

                                            --------------

                                                                Administrative expense                            5,831

                                                                Mortality and expense risk                      143,833

                                                                Contract maintenance charge                       1,775

                                                                                                          --------------

                                                                                                                151,439

                                                                                                          --------------

                                                            Net investment income                                53,223

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                 (199,084)

                                                            Change in net unrealized appreciation on

                                                                 investments                                  1,902,651

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  1,756,790

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   8,786,232    $  12,016,775

Net increase (decrease) in net assets resulting from operations                              1,756,790       (2,545,815)

Capital shares transactions

   Net premiums                                                                                552,968          769,938

   Transfers of policy loans                                                                    (2,642)          (8,382)

   Transfers of surrenders                                                                    (859,851)        (718,463)

   Transfers of death benefits                                                                 (76,725)        (157,494)

   Transfers of other terminations                                                            (408,578)        (381,917)

   Interfund and net transfers (to) from general account                                     1,292,897         (188,410)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     498,069         (684,728)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                      2,254,859       (3,230,543)

                                                                                       ----------------   --------------

Net assets at end of year                                                              $    11,041,091     $  8,786,232

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         7
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Mid Cap Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     204,874 shares (cost $6,233,733)        $  6,194,665       Dividend income                             $    38,303

                                                                Capital gains distributions                     481,435

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                519,738

                                                                                                          --------------

Net assets                                   $  6,194,665   Expenses:

                                            --------------

                                                                Administrative expense                            5,867

                                                                Mortality and expense risk                       89,385

                                                                Contract maintenance charge                       2,638

                                                                                                          --------------

                                                                                                                 97,890

                                                                                                          --------------

                                                            Net investment income                               421,848

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    69,766

                                                            Change in net unrealized appreciation on

                                                                 investments                                    287,678

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   779,292

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   6,434,527    $  10,085,091

Net increase (decrease) in net assets resulting from operations                                779,292         (936,655)

Capital shares transactions

   Net premiums                                                                                241,220          272,039

   Transfers of policy loans                                                                   (16,960)             784

   Transfers of surrenders                                                                    (845,251)        (898,292)

   Transfers of death benefits                                                                  (3,746)         (24,759)

   Transfers of other terminations                                                            (285,095)        (312,974)

   Interfund and net transfers to general account                                             (109,322)      (1,750,707)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (1,019,154)      (2,713,909)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (239,862)      (3,650,564)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    6,194,665     $  6,434,527

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         8
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Asset Manager Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     94,147 shares (cost $1,337,865)         $  1,422,094       Dividend income                             $    20,759

                                                                Capital gains distributions                      10,423

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 31,182

                                                                                                          --------------

Net assets                                   $  1,422,094   Expenses:

                                            --------------

                                                                Administrative expense                            1,764

                                                                Mortality and expense risk                       19,775

                                                                Contract maintenance charge                       1,610

                                                                                                          --------------

                                                                                                                 23,149

                                                                                                          --------------

                                                            Net investment income                                 8,033

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     9,924

                                                            Change in net unrealized appreciation on

                                                                 investments                                    132,378

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    150,335

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,490,922    $   1,701,867

Net increase (decrease) in net assets resulting from operations                                150,335          (66,203)

Capital shares transactions

   Net premiums                                                                                  4,150          205,007

   Transfers of policy loans                                                                      (265)            (136)

   Transfers of surrenders                                                                    (129,167)        (192,192)

   Transfers of death benefits                                                                 (33,004)         (28,196)

   Transfers of other terminations                                                             (31,608)         (47,207)

   Interfund and net transfers (to) from general account                                       (29,269)         (82,018)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (219,163)        (144,742)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (68,828)        (210,945)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,422,094     $  1,490,922

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         9
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Investment Grade Bond Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     613,839 shares (cost $7,911,734)       $   7,919,151       Dividend income                            $    173,631

                                                                Capital gains distributions                     214,624

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                388,255

                                                                                                          --------------

Net assets                                  $   7,919,151   Expenses:

                                            --------------

                                                                Administrative expense                            6,967

                                                                Mortality and expense risk                      125,874

                                                                Contract maintenance charge                       2,333

                                                                                                          --------------

                                                                                                                135,174

                                                                                                          --------------

                                                            Net investment income                               253,081

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                   160,523

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (18,294)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    395,310

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   8,039,276     $  9,194,859

Net increase in net assets resulting from operations                                           395,310          472,485

Capital shares transactions

   Net premiums                                                                                311,095          694,696

   Transfers of policy loans                                                                      (413)              64

   Transfers of surrenders                                                                    (767,238)      (1,010,099)

   Transfers of death benefits                                                                 (56,282)         (80,781)

   Transfers of other terminations                                                            (416,851)        (431,545)

   Interfund and net transfers (to) from general account                                       414,254         (800,403)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (515,435)      (1,628,068)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (120,125)      (1,155,583)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    7,919,151     $  8,039,276

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         10
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Index 500 Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     144,538 shares (cost $17,975,410)       $ 20,822,020       Dividend income                             $   403,560

                                                                Capital gains distributions                     282,147

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                685,707

                                                                                                          --------------

Net assets                                   $ 20,822,020   Expenses:

                                            --------------

                                                                Administrative expense                           16,980

                                                                Mortality and expense risk                      304,252

                                                                Contract maintenance charge                       9,713

                                                                                                          --------------

                                                                                                                330,945

                                                                                                          --------------

                                                            Net investment income                               354,762

                                                            Realized and and change in unrealized gains

                                                             on investments

                                                            Net realized gains on investments                   785,432

                                                            Change in net unrealized appreciation on

                                                                 investments                                  1,690,067

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  2,830,261

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   20,589,498     $ 24,749,932

Net increase in net assets resulting from operations                                         2,830,261          114,270

Capital shares transactions

   Net premiums                                                                                776,910        1,447,656

   Transfers of policy loans                                                                    (6,824)         (14,267)

   Transfers of surrenders                                                                  (2,040,675)      (2,122,352)

   Transfers of death benefits                                                                (352,680)        (350,972)

   Transfers of other terminations                                                            (762,362)        (767,003)

   Interfund and net transfers to general account                                             (212,108)      (2,467,766)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (2,597,739)      (4,274,704)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        232,522       (4,160,434)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   20,822,020     $ 20,589,498

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         11
Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Contrafund Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     659,677 shares (cost $16,532,385)      $  17,309,661       Dividend income                            $    211,913

                                                                Capital gains distributions                       1,946

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                213,859

                                                                                                          --------------

Net assets                                  $  17,309,661   Expenses:

                                            --------------

                                                                Administrative expense                           18,096

                                                                Mortality and expense risk                      242,706

                                                                Contract maintenance charge                       9,166

                                                                                                          --------------

                                                                                                                269,968

                                                                                                          --------------

                                                            Net investment loss                                 (56,109)

                                                            Realized and and change in unrealized gains

                                                             on investments

                                                            Net realized gains on investments                    10,354

                                                            Change in net unrealized appreciation on

                                                                 investments                                  2,471,739

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  2,425,984

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   17,234,641     $ 20,075,700

Net increase (decrease) in net assets resulting from operations                              2,425,984         (785,782)

Capital shares transactions

   Net premiums                                                                                506,216          618,131

   Transfers of policy loans                                                                      (127)          (3,674)

   Transfers of surrenders                                                                  (1,915,932)      (1,301,197)

   Transfers of death benefits                                                                (136,224)         (68,144)

   Transfers of other terminations                                                            (579,655)        (558,230)

   Interfund and net transfers to general account                                             (225,242)        (742,163)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (2,350,964)      (2,055,277)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                         75,020       (2,841,059)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   17,309,661    $  17,234,641

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                         12

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Asset Manager Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     58,647 shares (cost $744,502)            $   886,800       Dividend income                             $    12,056

                                                                Capital gains distributions                       3,176

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 15,232

                                                                                                          --------------

Net assets                                    $   886,800   Expenses:

                                            --------------

                                                                Administrative expense                            1,337

                                                                Mortality and expense risk                       12,045

                                                                Contract maintenance charge                       1,135

                                                                                                          --------------

                                                                                                                 14,517

                                                                                                          --------------

                                                            Net investment income                                   715

                                                            Realized and and change in unrealized gains

                                                              on investments

                                                            Net realized gains on investments                    32,465

                                                            Change in net unrealized appreciation on

                                                                 investments                                     86,298

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    119,478

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     940,831    $   1,174,249

Net increase (decrease) in net assets resulting from operations                                119,478          (78,239)

Capital shares transactions

   Net premiums                                                                                    512           33,420

   Transfers of policy loans                                                                      (703)            (673)

   Transfers of surrenders                                                                    (139,609)        (114,284)

   Transfers of death benefits                                                                       -           (1,273)

   Transfers of other terminations                                                             (28,928)         (56,411)

   Interfund and net transfers to general account                                               (4,781)         (15,958)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (173,509)        (155,179)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (54,031)        (233,418)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     886,800     $    940,831

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        13

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Balanced Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     207,484 shares (cost $2,930,223)        $  3,239,466       Dividend income                             $    50,515

                                                                Capital gains distributions                     173,437

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                223,952

                                                                                                          --------------

Net assets                                   $  3,239,466   Expenses:

                                            --------------

                                                                Administrative expense                            2,592

                                                                Mortality and expense risk                       46,935

                                                                Contract maintenance charge                       1,290

                                                                                                          --------------

                                                                                                                 50,817

                                                                                                          --------------

                                                            Net investment income                               173,135

                                                            Realized and and change in unrealized gains

                                                              on investments

                                                            Net realized gains on investments                    52,438

                                                            Change in net unrealized appreciation on

                                                                 investments                                    199,673

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   425,246

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    3,439,144     $  4,173,267

Net increase (decrease) in net assets resulting from operations                                425,246         (182,056)

Capital shares transactions

   Net premiums                                                                                 17,285          506,486

   Transfers of policy loans                                                                       323              323

   Transfers of surrenders                                                                    (421,966)        (323,033)

   Transfers of death benefits                                                                 (33,383)         (28,756)

   Transfers of other terminations                                                            (155,414)        (100,242)

   Interfund and net transfers to general account                                              (31,769)        (606,845)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (624,924)        (552,067)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (199,678)        (734,123)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   3,239,466     $  3,439,144

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        14

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Growth and Income Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     136,779 shares (cost $1,807,255)        $  1,988,408       Dividend income                             $    42,767

                                                                Capital gains distributions                         938

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 43,705

                                                                                                          --------------

Net assets                                   $  1,988,408   Expenses:

                                            --------------

                                                                Administrative expense                            2,677

                                                                Mortality and expense risk                       28,557

                                                                Contract maintenance charge                       2,358

                                                                                                          --------------

                                                                                                                 33,592

                                                                                                          --------------

                                                            Net investment income                                10,113

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    70,628

                                                            Change in net unrealized appreciation on

                                                                 investments                                    281,291

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   362,032

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   3,074,009     $  2,325,706

Net increase (decrease) in net assets resulting from operations                                362,032             (812)

Capital shares transactions

   Net premiums                                                                                  8,640           93,424

   Transfers of policy loans                                                                      (306)            (278)

   Transfers of surrenders                                                                    (277,310)        (168,676)

   Transfers of death benefits                                                                 (12,763)         (15,062)

   Transfers of other terminations                                                             (84,186)         (77,384)

   Interfund and net transfers (to) from general account                                    (1,081,708)         917,091

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,447,633)         749,115

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                     (1,085,601)         748,303

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,988,408     $  3,074,009

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        15

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Growth Opportunities Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     103,143 shares (cost $2,120,931)       $   2,241,613       Dividend income                             $     7,275

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  7,275

                                                                                                          --------------

Net assets                                  $   2,241,613   Expenses:

                                            --------------

                                                                Administrative expense                            3,161

                                                                Mortality and expense risk                       40,972

                                                                Contract maintenance charge                       1,780

                                                                                                          --------------

                                                                                                                 45,913

                                                                                                          --------------

                                                            Net investment loss                                 (38,638)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                   223,143

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (13,383)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    171,122

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,912,227     $  3,475,300

Net increase in net assets resulting from operations                                           171,122           60,613

Capital shares transactions

   Net premiums                                                                                 46,662           54,351

   Transfers of policy loans                                                                        46               31

   Transfers of surrenders                                                                    (440,786)        (142,579)

   Transfers of death benefits                                                                 (21,842)               -

   Transfers of other terminations                                                            (139,727)         (69,375)

   Interfund and net transfers (to) from general account                                       713,911       (1,466,114)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     158,264       (1,623,686)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        329,386       (1,563,073)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    2,241,613    $   1,912,227

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        16

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Value Strategies Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     95,100 shares (cost $1,005,112)         $  1,063,222       Dividend income                             $     3,677

                                                                Capital gains distributions                         199

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  3,876

                                                                                                          --------------

Net assets                                   $  1,063,222   Expenses:

                                            --------------

                                                                Administrative expense                              422

                                                                Mortality and expense risk                       22,176

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 22,598

                                                                                                          --------------

                                                            Net investment loss                                 (18,722)

                                                            Realized and and change in unrealized gains

                                                              on investments

                                                            Net realized gains on investments                    72,145

                                                            Change in net unrealized appreciation on

                                                                 investments                                    105,785

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    159,208

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     790,907     $  2,786,365

Net increase (decrease) in net assets resulting from operations                                159,208           (5,034)

Capital shares transactions

   Net premiums                                                                                 77,310           33,863

   Transfers of policy loans                                                                      (101)          (1,827)

   Transfers of surrenders                                                                    (335,423)         (33,808)

   Transfers of death benefits                                                                       -           (1,438)

   Transfers of other terminations                                                             (51,733)         (65,371)

   Interfund and net transfers (to) from general account                                       423,054       (1,921,843)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     113,107       (1,990,424)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        272,315       (1,995,458)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,063,222      $   790,907

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        17

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Strategic Income Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     33,104 shares (cost $390,353)            $   387,650       Dividend income                             $     3,330

                                                                Capital gains distributions                      12,249

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 15,579

                                                                                                          --------------

Net assets                                    $   387,650     Expenses

                                            --------------

                                                                Administrative expense                                1

                                                                Mortality and expense risk                        1,876

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  1,877

                                                                                                          --------------

                                                            Net investment income                                13,702

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                       890

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (2,703)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $     11,889

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                             11,889

Capital shares transactions

   Net premiums                                                                                                 338,694

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                         (767)

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (2,044)

   Interfund and net transfers from general account                                                              39,878

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 375,761

                                                                                                          --------------

Total increase in net assets                                                                                    387,650

                                                                                                          --------------

Net assets at end of year                                                                                   $   387,650

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        18

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Emerging Markets Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     689 shares (cost $5,802)                 $     6,039       Dividend income                              $        7

                                                                Capital gains distributions                          49

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                     56

                                                                                                          --------------

Net assets                                    $     6,039     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           23

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     23

                                                                                                          --------------

                                                            Net investment income                                    33

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                       (1)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        236

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      268

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                268

Capital shares transactions

   Net premiums                                                                                                   5,416

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                 355

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   5,771

                                                                                                          --------------

Total increase in net assets                                                                                      6,039

                                                                                                          --------------

Net assets at end of year                                                                                   $     6,039

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        19

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Real Estate Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     23,206 shares (cost $395,043)            $   395,205       Dividend income                             $     6,438

                                                                Capital gains distributions                       3,862

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 10,300

                                                                                                          --------------

Net assets                                    $   395,205     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        1,439

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  1,439

                                                                                                          --------------

                                                            Net investment income                                 8,861

                                                            Realized and and change in unrealized gains

                                                              on investments

                                                            Net realized gains on investments                       199

                                                            Change in net unrealized appreciation on

                                                                 investments                                        162

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     9,222

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              9,222

Capital shares transactions

   Net premiums                                                                                                 382,731

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (1,706)

   Interfund and net transfers from general account                                                               4,958

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 385,983

                                                                                                          --------------

Total increase in net assets                                                                                    395,205

                                                                                                          --------------

Net assets at end of year                                                                                   $   395,205

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        20

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Funds Manager 50% Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,420 shares (cost $25,776)              $    25,624       Dividend income                              $       66

                                                                Capital gains distributions                         280

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    346

                                                                                                          --------------

Net assets                                    $    25,624     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           23

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     23

                                                                                                          --------------

                                                            Net investment income                                   323

                                                            Realized and and change in unrealized losses

                                                            on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (152)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $       171

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                171

Capital shares transactions

   Net premiums                                                                                                  24,918

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                 535

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  25,453

                                                                                                          --------------

Total increase in net assets                                                                                     25,624

                                                                                                          --------------

Net assets at end of year                                                                                   $    25,624

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        21

Midland National Life Insurance Company

Separate Account C

Fidelity Variable Insurance Products Money Market Portfolio Service Class 2

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,130,154 shares (cost $1,130,154)     $   1,130,154       Dividend income                              $        -

                                                                Capital gains distributions                          36

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                     36

                                                                                                          --------------

Net assets                                  $   1,130,154     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        4,863

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  4,863

                                                                                                          --------------

                                                            Net investment loss                                  (4,827)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                          -

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $    (4,827)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                             (4,827)

Capital shares transactions

   Net premiums                                                                                               1,756,169

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                         (746)

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                              (10,815)

   Interfund and net transfers to general account                                                              (609,627)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                               1,134,981

                                                                                                          --------------

Total increase in net assets                                                                                  1,130,154

                                                                                                          --------------

Net assets at end of year                                                                                 $   1,130,154

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        22

Midland National Life Insurance Company

Separate Account C

American Century Variable Portfolios, Inc. Balanced Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     323,186 shares (cost $2,022,420)        $  2,304,320       Dividend income                             $    47,081

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 47,081

                                                                                                          --------------

Net assets                                   $  2,304,320   Expenses:

                                            --------------

                                                                Administrative expense                              817

                                                                Mortality and expense risk                       31,561

                                                                Contract maintenance charge                         384

                                                                                                          --------------

                                                                                                                 32,762

                                                                                                          --------------

                                                            Net investment income                                14,319

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    35,037

                                                            Change in net unrealized appreciation on

                                                                 investments                                    167,521

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    216,877

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    2,149,355    $   2,186,351

Net increase in net assets resulting from operations                                           216,877           85,155

Capital shares transactions

   Net premiums                                                                                 71,367           76,456

   Transfers of policy loans                                                                        26               94

   Transfers of surrenders                                                                    (130,221)         (99,766)

   Transfers of death benefits                                                                  (1,706)         (19,061)

   Transfers of other terminations                                                             (58,063)         (72,864)

   Interfund and net transfers (to) from general account                                        56,685           (7,010)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (61,912)        (122,151)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        154,965          (36,996)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   2,304,320     $  2,149,355

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        23

Midland National Life Insurance Company

Separate Account C

American Century Variable Portfolios, Inc. Capital Appreciation Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     170,806 shares (cost $2,387,658)        $  2,483,522       Dividend income                              $        -

                                                                Capital gains distributions                     166,417

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                166,417

                                                                                                          --------------

Net assets                                   $  2,483,522   Expenses:

                                            --------------

                                                                Administrative expense                            2,589

                                                                Mortality and expense risk                       37,644

                                                                Contract maintenance charge                       1,403

                                                                                                          --------------

                                                                                                                 41,636

                                                                                                          --------------

                                                            Net investment income                               124,781

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   184,428

                                                            Change in net unrealized appreciation on

                                                                 investments                                     63,302

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    372,511

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    2,618,337     $  5,009,357

Net increase (decrease) in net assets resulting from operations                                372,511         (169,237)

Capital shares transactions

   Net premiums                                                                                 79,451          161,315

   Transfers of policy loans                                                                    (8,099)              47

   Transfers of surrenders                                                                    (354,947)        (249,321)

   Transfers of death benefits                                                                  (3,102)            (811)

   Transfers of other terminations                                                            (112,349)        (159,939)

   Interfund and net transfers to general account                                             (108,280)      (1,973,074)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (507,326)      (2,221,783)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (134,815)      (2,391,020)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   2,483,522     $  2,618,337

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        24

Midland National Life Insurance Company

Separate Account C

American Century Variable Portfolios, Inc. International Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     878,045 shares (cost $7,228,621)        $  7,834,931       Dividend income                            $     52,011

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 52,011

                                                                                                          --------------

Net assets                                   $  7,834,931   Expenses:

                                            --------------

                                                                Administrative expense                            5,664

                                                                Mortality and expense risk                      101,839

                                                                Contract maintenance charge                       1,579

                                                                                                          --------------

                                                                                                                109,082

                                                                                                          --------------

                                                            Net investment loss                                 (57,071)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   294,446

                                                            Change in net unrealized appreciation on

                                                                 investments                                  1,047,991

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  1,285,366

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    6,681,840    $   9,593,411

Net increase (decrease) in net assets resulting from operations                              1,285,366       (1,022,488)

Capital shares transactions

   Net premiums                                                                                 57,859          155,955

   Transfers of policy loans                                                                    (5,273)            (701)

   Transfers of surrenders                                                                    (931,833)        (898,044)

   Transfers of death benefits                                                                (101,710)        (130,476)

   Transfers of other terminations                                                            (269,047)        (362,492)

   Interfund and net transfers from (to) general account                                     1,117,729         (653,325)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (132,275)      (1,889,083)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                      1,153,091       (2,911,571)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    7,834,931     $  6,681,840

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        25

Midland National Life Insurance Company

Separate Account C

American Century Variable Portfolios, Inc. Value Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,497,871 shares (cost $8,645,448)      $  9,777,528       Dividend income                            $    184,458

                                                                Capital gains distributions                           2

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                184,460

                                                                                                          --------------

Net assets                                   $  9,777,528   Expenses:

                                            --------------

                                                                Administrative expense                            7,231

                                                                Mortality and expense risk                      147,644

                                                                Contract maintenance charge                       1,799

                                                                                                          --------------

                                                                                                                156,674

                                                                                                          --------------

                                                            Net investment income                                27,786

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   243,201

                                                            Change in net unrealized appreciation on

                                                                 investments                                    976,103

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  1,247,090

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   10,374,251    $  12,210,338

Net increase (decrease) in net assets resulting from operations                              1,247,090          (93,041)

Capital shares transactions

   Net premiums                                                                                314,133          547,907

   Transfers of policy loans                                                                    (5,561)          (4,941)

   Transfers of surrenders                                                                  (1,146,376)      (1,064,810)

   Transfers of death benefits                                                                (170,425)        (161,565)

   Transfers of other terminations                                                            (363,762)        (435,145)

   Interfund and net transfers to general account                                             (471,822)        (624,492)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (1,843,813)      (1,743,046)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (596,723)      (1,836,087)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   9,777,528    $  10,374,251

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        26

Midland National Life Insurance Company

Separate Account C

American Century Variable Portfolios, Inc. Income and Growth Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     196,898 shares (cost $1,284,133)        $  1,358,597       Dividend income                             $    29,419

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 29,419

                                                                                                          --------------

Net assets                                   $  1,358,597   Expenses:

                                            --------------

                                                                Administrative expense                            1,470

                                                                Mortality and expense risk                       28,512

                                                                Contract maintenance charge                         608

                                                                                                          --------------

                                                                                                                 30,590

                                                                                                          --------------

                                                            Net investment loss                                  (1,171)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    60,150

                                                            Change in net unrealized appreciation on

                                                                 investments                                    126,991

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    185,970

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,523,306     $  1,207,242

Net increase (decrease) in net assets resulting from operations                                185,970          (30,912)

Capital shares transactions

   Net premiums                                                                                  8,626           52,194

   Transfers of policy loans                                                                      (508)          (1,271)

   Transfers of surrenders                                                                    (172,943)         (96,528)

   Transfers of death benefits                                                                    (826)         (22,086)

   Transfers of other terminations                                                             (64,247)         (26,938)

   Interfund and net transfers (to) from general account                                      (120,781)         441,605

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (350,679)         346,976

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (164,709)         316,064

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,358,597     $  1,523,306

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        27

Midland National Life Insurance Company

Separate Account C

American Century Variable Portfolios, Inc. Inflation Protection Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     834,152 shares (cost $9,632,109)       $  10,034,845       Dividend income                             $   248,308

                                                                Capital gains distributions                     245,644

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                493,952

                                                                                                          --------------

Net assets                                  $  10,034,845   Expenses:

                                            --------------

                                                                Administrative expense                            2,945

                                                                Mortality and expense risk                      148,360

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                151,305

                                                                                                          --------------

                                                            Net investment income                               342,647

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   179,889

                                                            Change in net unrealized appreciation on

                                                                 investments                                     77,280

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    599,816

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   11,267,059     $  9,396,861

Net increase in net assets resulting from operations                                           599,816        1,126,632

Capital shares transactions

   Net premiums                                                                                949,979        1,835,641

   Transfers of policy loans                                                                    (8,394)          (5,973)

   Transfers of surrenders                                                                    (781,934)      (1,017,955)

   Transfers of death benefits                                                                 (56,679)        (193,252)

   Transfers of other terminations                                                            (323,512)        (461,176)

   Interfund and net transfers (to) from general account                                    (1,611,490)         586,281

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,832,030)         743,566

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                     (1,232,214)       1,870,198

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   10,034,845    $  11,267,059

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        28

Midland National Life Insurance Company

Separate Account C

American Century Variable Portfolios, Inc. Large Company Value

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     73,863 shares (cost $724,748)           $    791,069       Dividend income                            $     11,436

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 11,436

                                                                                                          --------------

Net assets                                   $    791,069   Expenses:

                                            --------------

                                                                Administrative expense                              437

                                                                Mortality and expense risk                       15,274

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 15,711

                                                                                                          --------------

                                                            Net investment loss                                  (4,275)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    70,087

                                                            Change in net unrealized appreciation on

                                                                 investments                                     47,954

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    113,766

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                        $     1,514,112     $    440,167

Net increase (decrease) in net assets resulting from operations                                113,766           (1,214)

Capital shares transactions

   Net premiums                                                                                  9,990           19,792

   Transfers of policy loans                                                                        (1)              98

   Transfers of surrenders                                                                     (35,956)          (4,918)

   Transfers of death benefits                                                                    (688)          (1,133)

   Transfers of other terminations                                                             (21,270)          (7,614)

   Interfund and net transfers (to) from general account                                      (788,884)       1,068,934

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (836,809)       1,075,159

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (723,043)       1,073,945

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     791,069    $   1,514,112

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        29

Midland National Life Insurance Company

Separate Account C

American Century Variable Portfolios, Inc. Mid Cap Value Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     66,152 shares (cost $907,564)           $    965,155       Dividend income                             $    15,596

                                                                Capital gains distributions                      41,368

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 56,964

                                                                                                          --------------

Net assets                                   $    965,155   Expenses:

                                            --------------

                                                                Administrative expense                              235

                                                                Mortality and expense risk                       17,107

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 17,342

                                                                                                          --------------

                                                            Net investment income                                39,622

                                                            Realized and and change in unrealized gains

                                                              on investments

                                                            Net realized gains on investments                    40,749

                                                            Change in net unrealized appreciation on

                                                                 investments                                     31,138

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    111,509

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     787,233     $    546,124

Net increase (decrease) in net assets resulting from operations                                111,509          (17,920)

Capital shares transactions

   Net premiums                                                                                 16,132          137,776

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (54,430)         (25,273)

   Transfers of death benefits                                                                 (56,393)               -

   Transfers of other terminations                                                             (28,355)         (13,860)

   Interfund and net transfers from general account                                            189,459          160,386

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                 66,413          259,029

                                                                                       ----------------   --------------

Total increase in net assets                                                                   177,922          241,109

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     965,155      $   787,233

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        30

Midland National Life Insurance Company

Separate Account C

American Century Variable Portfolios, Inc. Ultra Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     25,976 shares (cost $261,154)            $   276,642       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   276,642   Expenses:

                                            --------------

                                                                Administrative expense                              111

                                                                Mortality and expense risk                        8,952

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  9,063

                                                                                                          --------------

                                                            Net investment loss                                  (9,063)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     4,199

                                                            Change in net unrealized appreciation on

                                                                 investments                                     21,866

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    17,002

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     368,838     $  1,402,342

Net increase (decrease) in net assets resulting from operations                                 17,002         (297,415)

Capital shares transactions

   Net premiums                                                                                  3,656           24,926

   Transfers of policy loans                                                                         -               29

   Transfers of surrenders                                                                     (36,571)        (108,659)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (8,846)         (17,380)

   Interfund and net transfers to general account                                              (67,437)        (635,005)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (109,198)        (736,089)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (92,196)      (1,033,504)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     276,642      $   368,838

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        31

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust Research Series

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     25,087 shares (cost $388,979)            $   547,633       Dividend income                             $     4,433

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  4,433

                                                                                                          --------------

Net assets                                    $   547,633   Expenses:

                                            --------------

                                                                Administrative expense                              833

                                                                Mortality and expense risk                        7,574

                                                                Contract maintenance charge                         807

                                                                                                          --------------

                                                                                                                  9,214

                                                                                                          --------------

                                                            Net investment loss                                  (4,781)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    43,462

                                                            Change in net unrealized appreciation on

                                                                 investments                                     47,323

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    86,004

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     602,812     $    690,199

Net increase (decrease) in net assets resulting from operations                                 86,004          (12,387)

Capital shares transactions

   Net premiums                                                                                  2,574            3,142

   Transfers of policy loans                                                                         -               88

   Transfers of surrenders                                                                     (81,856)         (58,125)

   Transfers of death benefits                                                                 (16,198)               -

   Transfers of other terminations                                                             (29,061)         (18,433)

   Interfund and net transfers to general account                                              (16,642)          (1,672)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (141,183)         (75,000)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (55,179)         (87,387)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     547,633     $    602,812

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        32

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust Growth Series

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     41,906 shares (cost $857,346)           $  1,204,840       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $  1,204,840   Expenses:

                                            --------------

                                                                Administrative expense                            1,840

                                                                Mortality and expense risk                       16,449

                                                                Contract maintenance charge                       1,897

                                                                                                          --------------

                                                                                                                 20,186

                                                                                                          --------------

                                                            Net investment loss                                 (20,186)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   115,750

                                                            Change in net unrealized appreciation on

                                                                 investments                                     93,615

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    189,179

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,287,890     $  1,606,866

Net increase (decrease) in net assets resulting from operations                                189,179          (29,899)

Capital shares transactions

   Net premiums                                                                                 31,273           15,304

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                    (261,123)        (183,207)

   Transfers of death benefits                                                                  (7,482)         (14,517)

   Transfers of other terminations                                                             (32,748)         (34,607)

   Interfund and net transfers to general account                                               (2,149)         (72,050)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (272,229)        (289,077)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (83,050)        (318,976)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,204,840     $  1,287,890

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        33

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust Investors Trust Series

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     11,917 shares (cost $226,353)            $   272,787       Dividend income                             $     2,272

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  2,272

                                                                                                          --------------

Net assets                                    $   272,787   Expenses:

                                            --------------

                                                                Administrative expense                              334

                                                                Mortality and expense risk                        3,598

                                                                Contract maintenance charge                         325

                                                                                                          --------------

                                                                                                                  4,257

                                                                                                          --------------

                                                            Net investment loss                                  (1,985)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    18,699

                                                            Change in net unrealized appreciation on

                                                                 investments                                     28,625

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    45,339

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     286,314     $    417,969

Net increase (decrease) in net assets resulting from operations                                 45,339          (15,340)

Capital shares transactions

   Net premiums                                                                                    654            2,181

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (28,458)         (57,729)

   Transfers of death benefits                                                                 (12,807)               -

   Transfers of other terminations                                                             (17,907)          (8,863)

   Interfund and net transfers to general account                                                 (348)         (51,904)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (58,866)        (116,315)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (13,527)        (131,655)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     272,787     $    286,314

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        34

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust New Discovery Series

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     179,511 shares (cost $2,817,531)        $  2,775,785       Dividend income                              $        -

                                                                Capital gains distributions                     243,331

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                243,331

                                                                                                          --------------

Net assets                                   $  2,775,785   Expenses:

                                            --------------

                                                                Administrative expense                            3,091

                                                                Mortality and expense risk                       38,451

                                                                Contract maintenance charge                       1,522

                                                                                                          --------------

                                                                                                                 43,064

                                                                                                          --------------

                                                            Net investment income                               200,267

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                  (26,957)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    234,316

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   407,626

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   2,477,406     $  4,715,606

Net increase (decrease) in net assets resulting from operations                                407,626          (25,222)

Capital shares transactions

   Net premiums                                                                                201,733          246,341

   Transfers of policy loans                                                                      (272)             344

   Transfers of surrenders                                                                    (416,881)        (531,085)

   Transfers of death benefits                                                                  (1,502)         (43,714)

   Transfers of other terminations                                                            (120,011)        (164,156)

   Interfund and net transfers (to) from general account                                       227,686       (1,720,708)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (109,247)      (2,212,978)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        298,379       (2,238,200)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   2,775,785     $  2,477,406

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        35

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust Bond Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     803 shares (cost $9,816)                 $     9,815       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     9,815     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            9

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      9

                                                                                                          --------------

                                                            Net investment loss                                      (9)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                          -

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                      $       (9)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                                 (9)

Capital shares transactions

   Net premiums                                                                                                   9,824

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   9,824

                                                                                                          --------------

Total increase in net assets                                                                                      9,815

                                                                                                          --------------

Net assets at end of year                                                                                   $     9,815

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        36

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust Technology Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     197 shares (cost $1,499)                $      1,519       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $      1,519     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            1

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      1

                                                                                                          --------------

                                                            Net investment loss                                      (1)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                         20

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       19

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 19

Capital shares transactions

   Net premiums                                                                                                   1,500

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   1,500

                                                                                                          --------------

Total increase in net assets                                                                                      1,519

                                                                                                          --------------

Net assets at end of year                                                                                  $      1,519

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        37

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust Global Tactical Allocation Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     9,499 shares (cost $142,816)            $    143,346       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    143,346     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           32

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     32

                                                                                                          --------------

                                                            Net investment loss                                     (32)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         1

                                                            Change in net unrealized appreciation on

                                                                 investments                                        529

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      498

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                498

Capital shares transactions

   Net premiums                                                                                                 142,821

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                  27

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 142,848

                                                                                                          --------------

Total increase in net assets                                                                                    143,346

                                                                                                          --------------

Net assets at end of year                                                                                  $    143,346

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        38

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust International Value Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     5,024 shares (cost $79,648)              $    86,105       Dividend income                              $        -

                                                                Capital gains distributions                         847

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    847

                                                                                                          --------------

Net assets                                    $    86,105     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          515

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    515

                                                                                                          --------------

                                                            Net investment income                                   332

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       443

                                                            Change in net unrealized appreciation on

                                                                 investments                                      6,456

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     7,231

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              7,231

Capital shares transactions

   Net premiums                                                                                                  82,199

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (310)

   Interfund and net transfers to general account                                                                (3,015)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  78,874

                                                                                                          --------------

Total increase in net assets                                                                                     86,105

                                                                                                          --------------

Net assets at end of year                                                                                   $    86,105

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        39

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust Utilities Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     3,690 shares (cost $85,966)              $    88,847       Dividend income                              $        -

                                                                Capital gains distributions                       1,282

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,282

                                                                                                          --------------

Net assets                                    $    88,847     Expenses

                                            --------------

                                                                Administrative expense                                1

                                                                Mortality and expense risk                          383

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    384

                                                                                                          --------------

                                                            Net investment income                                   898

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         2

                                                            Change in net unrealized appreciation on

                                                                 investments                                      2,881

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     3,781

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              3,781

Capital shares transactions

   Net premiums                                                                                                  86,809

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                       (1,580)

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                  (73)

   Interfund and net transfers to general account                                                                   (90)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  85,066

                                                                                                          --------------

Total increase in net assets                                                                                     88,847

                                                                                                          --------------

Net assets at end of year                                                                                   $    88,847

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        40

Midland National Life Insurance Company

Separate Account C

MFS Variable Insurance Trust New Discovery Portfolio Service Class

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     396 shares (cost $6,219)                 $     6,355       Dividend income                              $      106

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    106

                                                                                                          --------------

Net assets                                    $     6,355     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           19

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     19

                                                                                                          --------------

                                                            Net investment income                                    87

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                        136

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      223

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                223

Capital shares transactions

   Net premiums                                                                                                   2,090

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                               4,042

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   6,132

                                                                                                          --------------

Total increase in net assets                                                                                      6,355

                                                                                                          --------------

Net assets at end of year                                                                                   $     6,355

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        41

Midland National Life Insurance Company

Separate Account C

Lord Abbett Series Fund, Inc. Growth and Income Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     83,823 shares (cost $2,061,250)        $   2,061,210       Dividend income                             $    20,022

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 20,022

                                                                                                          --------------

Net assets                                  $   2,061,210   Expenses:

                                            --------------

                                                                Administrative expense                            2,446

                                                                Mortality and expense risk                       28,065

                                                                Contract maintenance charge                       1,538

                                                                                                          --------------

                                                                                                                 32,049

                                                                                                          --------------

                                                            Net investment loss                                 (12,027)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    19,169

                                                            Change in net unrealized appreciation on

                                                                 investments                                    218,530

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   225,672

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   2,323,787     $  3,717,230

Net increase (decrease) in net assets resulting from operations                                225,672         (208,836)

Capital shares transactions

   Net premiums                                                                                 39,762           46,691

   Transfers of policy loans                                                                        49              188

   Transfers of surrenders                                                                    (331,934)        (776,899)

   Transfers of death benefits                                                                 (24,627)         (21,839)

   Transfers of other terminations                                                            (118,673)        (170,360)

   Interfund and net transfers to general account                                              (52,826)        (262,388)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (488,249)      (1,184,607)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (262,577)      (1,393,443)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    2,061,210     $  2,323,787

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        42

Midland National Life Insurance Company

Separate Account C

Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     279,679 shares (cost $4,445,229)        $  5,048,204       Dividend income                             $    33,203

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 33,203

                                                                                                          --------------

Net assets                                   $  5,048,204   Expenses:

                                            --------------

                                                                Administrative expense                            5,312

                                                                Mortality and expense risk                       76,171

                                                                Contract maintenance charge                       1,785

                                                                                                          --------------

                                                                                                                 83,268

                                                                                                          --------------

                                                            Net investment loss                                 (50,065)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    46,542

                                                            Change in net unrealized appreciation on

                                                                 investments                                    665,256

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    661,733

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    5,819,068     $  7,642,550

Net increase (decrease) in net assets resulting from operations                                661,733         (323,404)

Capital shares transactions

   Net premiums                                                                                 50,706          289,682

   Transfers of policy loans                                                                   (12,001)           1,000

   Transfers of surrenders                                                                  (1,005,407)      (1,191,642)

   Transfers of death benefits                                                                 (67,823)         (69,180)

   Transfers of other terminations                                                            (171,754)        (350,554)

   Interfund and net transfers to general account                                             (226,318)        (179,384)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (1,432,597)      (1,500,078)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (770,864)      (1,823,482)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   5,048,204     $  5,819,068

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        43

Midland National Life Insurance Company

Separate Account C

Lord Abbett Series Fund, Inc. International Opportunities Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,460,299 shares (cost $10,589,184)    $  12,383,333       Dividend income                             $   237,862

                                                                Capital gains distributions                     199,692

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                437,554

                                                                                                          --------------

Net assets                                  $  12,383,333   Expenses:

                                            --------------

                                                                Administrative expense                            5,408

                                                                Mortality and expense risk                      172,936

                                                                Contract maintenance charge                         551

                                                                                                          --------------

                                                                                                                178,895

                                                                                                          --------------

                                                            Net investment income                               258,659

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   460,998

                                                            Change in net unrealized appreciation on

                                                                 investments                                  1,329,840

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  2,049,497

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   10,954,539    $  14,585,327

Net increase (decrease) in net assets resulting from operations                              2,049,497       (2,295,415)

Capital shares transactions

   Net premiums                                                                                527,177          930,824

   Transfers of policy loans                                                                      (736)         (16,663)

   Transfers of surrenders                                                                  (1,036,868)      (1,023,527)

   Transfers of death benefits                                                                 (72,727)        (245,448)

   Transfers of other terminations                                                            (455,504)        (488,076)

   Interfund and net transfersfrom (to) general account                                        417,955         (492,483)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (620,703)      (1,335,373)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                      1,428,794       (3,630,788)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   12,383,333    $  10,954,539

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        44

Midland National Life Insurance Company

Separate Account C

Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,674 shares (cost $21,741)              $    20,451       Dividend income                              $      234

                                                                Capital gains distributions                       1,118

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,352

                                                                                                          --------------

Net assets                                    $    20,451     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           12

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     12

                                                                                                          --------------

                                                            Net investment income                                 1,340

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                       (1)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (1,290)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       49

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 49

Capital shares transactions

   Net premiums                                                                                                  20,402

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  20,402

                                                                                                          --------------

Total increase in net assets                                                                                     20,451

                                                                                                          --------------

Net assets at end of year                                                                                   $    20,451

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        45

Midland National Life Insurance Company

Separate Account C

Alger American Fund Large Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     176,155 shares (cost $7,046,641)        $  8,247,573       Dividend income                            $    102,454

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                102,454

                                                                                                          --------------

Net assets                                   $  8,247,573   Expenses:

                                            --------------

                                                                Administrative expense                            5,008

                                                                Mortality and expense risk                      126,451

                                                                Contract maintenance charge                         651

                                                                                                          --------------

                                                                                                                132,110

                                                                                                          --------------

                                                            Net investment loss                                 (29,656)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   424,092

                                                            Change in net unrealized appreciation on

                                                                 investments                                    322,534

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    716,970

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   8,850,097    $  11,007,716

Net increase (decrease) in net assets resulting from operations                                716,970         (124,241)

Capital shares transactions

   Net premiums                                                                                309,292          648,548

   Transfers of policy loans                                                                    (3,754)          (8,752)

   Transfers of surrenders                                                                    (719,453)        (861,059)

   Transfers of death benefits                                                                 (77,480)        (207,949)

   Transfers of other terminations                                                            (330,301)        (360,114)

   Interfund and net transfers to general account                                             (497,798)      (1,244,052)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (1,319,494)      (2,033,378)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (602,524)      (2,157,619)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   8,247,573     $  8,850,097

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        46

Midland National Life Insurance Company

Separate Account C

Alger American Fund Mid Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     507,544 shares (cost $6,289,018)        $  6,877,224       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $  6,877,224   Expenses:

                                            --------------

                                                                Administrative expense                            5,289

                                                                Mortality and expense risk                      105,188

                                                                Contract maintenance charge                         987

                                                                                                          --------------

                                                                                                                111,464

                                                                                                          --------------

                                                            Net investment loss                                (111,464)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   113,788

                                                            Change in net unrealized appreciation on

                                                                 investments                                    970,546

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   972,870

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   6,773,234     $  7,449,633

Net increase (decrease) in net assets resulting from operations                                972,870         (842,242)

Capital shares transactions

   Net premiums                                                                                324,348          658,160

   Transfers of policy loans                                                                    (1,265)          (5,799)

   Transfers of surrenders                                                                    (739,856)        (600,042)

   Transfers of death benefits                                                                 (43,277)         (80,201)

   Transfers of other terminations                                                            (238,626)        (280,475)

   Interfund and net transfers (to) from general account                                      (170,204)         474,200

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (868,880)         165,843

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        103,990         (676,399)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   6,877,224     $  6,773,234

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        47

Midland National Life Insurance Company

Separate Account C

Alger American Fund Capital Appreciation Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     62,585 shares (cost $3,375,369)         $  3,805,780       Dividend income                             $    39,518

                                                                Capital gains distributions                       1,309

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 40,827

                                                                                                          --------------

Net assets                                   $  3,805,780   Expenses:

                                            --------------

                                                                Administrative expense                            4,105

                                                                Mortality and expense risk                       57,969

                                                                Contract maintenance charge                       1,619

                                                                                                          --------------

                                                                                                                 63,693

                                                                                                          --------------

                                                            Net investment loss                                 (22,866)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   500,773

                                                            Change in net unrealized appreciation on

                                                                 investments                                    171,823

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   649,730

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    3,504,103     $  3,841,059

Net increase (decrease) in net assets resulting from operations                                649,730          (66,773)

Capital shares transactions

   Net premiums                                                                                179,901          124,257

   Transfers of policy loans                                                                        25               94

   Transfers of surrenders                                                                    (556,290)        (333,576)

   Transfers of death benefits                                                                  (9,066)            (882)

   Transfers of other terminations                                                            (164,704)        (146,613)

   Interfund and net transfers from general account                                            202,081           86,537

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (348,053)        (270,183)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        301,677         (336,956)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   3,805,780     $  3,504,103

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        48

Midland National Life Insurance Company

Separate Account C

Alger American Fund Small Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     46,132 shares (cost $1,273,505)        $   1,281,543       Dividend income                              $        -

                                                                Capital gains distributions                     304,702

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                304,702

                                                                                                          --------------

Net assets                                  $   1,281,543   Expenses:

                                            --------------

                                                                Administrative expense                            1,738

                                                                Mortality and expense risk                       18,683

                                                                Contract maintenance charge                         632

                                                                                                          --------------

                                                                                                                 21,053

                                                                                                          --------------

                                                            Net investment income                               283,649

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    52,671

                                                            Change in net unrealized appreciation on

                                                                 investments                                   (188,641)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    147,679

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,482,858    $   1,815,718

Net increase (decrease) in net assets resulting from operations                                147,679          (69,990)

Capital shares transactions

   Net premiums                                                                                 38,556           11,756

   Transfers of policy loans                                                                       362              361

   Transfers of surrenders                                                                    (214,070)        (124,225)

   Transfers of death benefits                                                                 (55,596)         (14,945)

   Transfers of other terminations                                                             (29,094)         (77,408)

   Interfund and net transfers to general account                                              (89,152)         (58,409)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (348,994)        (262,870)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (201,315)        (332,860)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,281,543     $  1,482,858

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        49

Midland National Life Insurance Company

Separate Account C

Alger American Fund Capital Appreciation Portfolio - Class S

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     5,393 shares (cost $317,399)             $   320,684       Dividend income                              $      107

                                                                Capital gains distributions                       1,609

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,716

                                                                                                          --------------

Net assets                                    $   320,684     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          862

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    862

                                                                                                          --------------

                                                            Net investment income                                   854

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       513

                                                            Change in net unrealized appreciation on

                                                                 investments                                      3,285

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     4,652

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              4,652

Capital shares transactions

   Net premiums                                                                                                 317,445

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (3,026)

   Interfund and net transfers from general account                                                               1,613

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 316,032

                                                                                                          --------------

Total increase in net assets                                                                                    320,684

                                                                                                          --------------

Net assets at end of year                                                                                   $   320,684

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        50

Midland National Life Insurance Company

Separate Account C

Calvert Variable Series, Inc. Mid Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     26,237 shares (cost $929,635)            $   856,895       Dividend income                              $      870

                                                                Capital gains distributions                      96,744

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 97,614

                                                                                                          --------------

Net assets                                    $   856,895   Expenses:

                                            --------------

                                                                Administrative expense                              416

                                                                Mortality and expense risk                       15,125

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 15,541

                                                                                                          --------------

                                                            Net investment income                                82,073

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                  (20,508)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (4,204)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    57,361

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     723,996     $  3,463,160

Net increase (decrease) in net assets resulting from operations                                 57,361           (3,867)

Capital shares transactions

   Net premiums                                                                                 45,613          115,881

   Transfers of policy loans                                                                        27              200

   Transfers of surrenders                                                                    (133,835)        (155,220)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (13,249)         (49,964)

   Interfund and net transfers from (to) general account                                       176,982       (2,646,194)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      75,538       (2,735,297)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        132,899       (2,739,164)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     856,895      $   723,996

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        51

Midland National Life Insurance Company

Separate Account C

Calvert Variable Series, Inc. Equity Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     35,474 shares (cost $702,880)            $   758,074       Dividend income                              $      763

                                                                Capital gains distributions                      25,009

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 25,772

                                                                                                          --------------

Net assets                                    $   758,074   Expenses:

                                            --------------

                                                                Administrative expense                              115

                                                                Mortality and expense risk                       11,808

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 11,923

                                                                                                          --------------

                                                            Net investment income                                13,849

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     7,111

                                                            Change in net unrealized appreciation on

                                                                 investments                                     77,395

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    98,355

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     727,798      $   672,384

Net increase (decrease) in net assets resulting from operations                                 98,355         (225,322)

Capital shares transactions

   Net premiums                                                                                  1,381            1,707

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (39,141)         (78,280)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (9,007)         (18,807)

   Interfund and net transfers (to) from general account                                       (21,312)         376,116

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                     (68,079)         280,736

                                                                                       ----------------   --------------

Total increase in net assets                                                                    30,276           55,414

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     758,074      $   727,798

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        52

Midland National Life Insurance Company

Separate Account C

Invesco Variable Insurance Funds Technology Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     31,365 shares (cost $516,521)           $    529,133       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    529,133   Expenses:

                                            --------------

                                                                Administrative expense                              774

                                                                Mortality and expense risk                        9,678

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 10,452

                                                                                                          --------------

                                                            Net investment loss                                 (10,452)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     9,906

                                                            Change in net unrealized appreciation on

                                                                 investments                                     94,680

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    94,134

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     908,911    $   1,013,253

Net increase (decrease) in net assets resulting from operations                                 94,134         (119,449)

Capital shares transactions

   Net premiums                                                                                 10,602           18,024

   Transfers of policy loans                                                                        (2)               -

   Transfers of surrenders                                                                    (302,034)        (518,497)

   Transfers of death benefits                                                                       -          (14,031)

   Transfers of other terminations                                                             (58,309)        (169,707)

   Interfund and net transfers (to) from general account                                      (124,169)         699,318

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (473,912)          15,107

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (379,778)        (104,342)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     529,133     $    908,911

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        53

Midland National Life Insurance Company

Separate Account C

Invesco Variable Insurance Funds Utilities Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     82,629 shares (cost $1,270,668)         $  1,338,589       Dividend income                             $    43,684

                                                                Capital gains distributions                      49,870

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 93,554

                                                                                                          --------------

Net assets                                   $  1,338,589   Expenses:

                                            --------------

                                                                Administrative expense                              581

                                                                Mortality and expense risk                       20,054

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 20,635

                                                                                                          --------------

                                                            Net investment income                                72,919

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    49,583

                                                            Change in net unrealized appreciation on

                                                                 investments                                   (103,978)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    18,524

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,442,706     $  1,267,500

Net increase in net assets resulting from operations                                            18,524          184,391

Capital shares transactions

   Net premiums                                                                                 51,486          141,580

   Transfers of policy loans                                                                      (164)             192

   Transfers of surrenders                                                                     (90,486)        (213,093)

   Transfers of death benefits                                                                  (2,935)         (10,296)

   Transfers of other terminations                                                             (37,161)         (39,165)

   Interfund and net transfers (to) from general account                                       (43,381)         111,597

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (122,641)          (9,185)

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (104,117)         175,206

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,338,589     $  1,442,706

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        54

Midland National Life Insurance Company

Separate Account C

Invesco Variable Insurance Funds Diversified Dividend Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     33,425 shares (cost $471,906)           $    546,170       Dividend income                            $     11,115

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 11,115

                                                                                                          --------------

Net assets                                   $    546,170   Expenses:

                                            --------------

                                                                Administrative expense                              451

                                                                Mortality and expense risk                        7,373

                                                                Contract maintenance charge                         122

                                                                                                          --------------

                                                                                                                  7,946

                                                                                                          --------------

                                                            Net investment income                                 3,169

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    36,684

                                                            Change in net unrealized appreciation on

                                                                 investments                                     62,064

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    101,917

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     691,602    $   1,180,439

Net increase (decrease) in net assets resulting from operations                                101,917          (29,208)

Capital shares transactions

   Net premiums                                                                                 10,136           33,689

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (97,283)        (160,722)

   Transfers of death benefits                                                                  (2,230)            (189)

   Transfers of other terminations                                                             (46,115)         (75,269)

   Interfund and net transfers to general account                                             (111,857)        (257,138)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (247,349)        (459,629)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (145,432)        (488,837)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     546,170     $    691,602

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        55

Midland National Life Insurance Company

Separate Account C

Invesco Variable Insurance Funds Global Health Care Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     49,826 shares (cost $886,737)          $   1,046,351       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                  $   1,046,351   Expenses:

                                            --------------

                                                                Administrative expense                              663

                                                                Mortality and expense risk                       14,573

                                                                Contract maintenance charge                         108

                                                                                                          --------------

                                                                                                                 15,344

                                                                                                          --------------

                                                            Net investment loss                                 (15,344)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    68,393

                                                            Change in net unrealized appreciation on

                                                                 investments                                    121,095

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    174,144

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     893,103     $  1,354,409

Net increase in net assets resulting from operations                                           174,144           56,341

Capital shares transactions

   Net premiums                                                                                 22,057           50,640

   Transfers of policy loans                                                                       687              725

   Transfers of surrenders                                                                    (232,807)        (175,945)

   Transfers of death benefits                                                                       -           (9,103)

   Transfers of other terminations                                                             (47,963)         (61,520)

   Interfund and net transfers from (to) general account                                       237,130         (322,444)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (20,896)        (517,647)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        153,248         (461,306)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,046,351     $    893,103

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        56

Midland National Life Insurance Company

Separate Account C

Invesco Variable Insurance Funds Global Real Estate Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     47,798 shares (cost $665,781)            $   722,234       Dividend income                             $     2,535

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  2,535

                                                                                                          --------------

Net assets                                    $   722,234   Expenses:

                                            --------------

                                                                Administrative expense                              289

                                                                Mortality and expense risk                       12,950

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 13,239

                                                                                                          --------------

                                                            Net investment loss                                 (10,704)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    25,489

                                                            Change in net unrealized appreciation on

                                                                 investments                                     79,757

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    94,542

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     262,657     $    547,641

Net increase (decrease) in net assets resulting from operations                                 94,542          (22,919)

Capital shares transactions

   Net premiums                                                                                    590           14,602

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (13,882)         (14,262)

   Transfers of death benefits                                                                  (5,329)               -

   Transfers of other terminations                                                              (9,557)         (18,704)

   Interfund and net transfers from (to) general account                                       393,213         (243,701)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     365,035         (262,065)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        459,577         (284,984)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     722,234      $   262,657

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        57

Midland National Life Insurance Company

Separate Account C

Invesco Variable Insurance Funds International Growth Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     16,553 shares (cost $470,197)           $    491,298       Dividend income                             $     3,084

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  3,084

                                                                                                          --------------

Net assets                                   $    491,298   Expenses:

                                            --------------

                                                                Administrative expense                              100

                                                                Mortality and expense risk                        6,636

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  6,736

                                                                                                          --------------

                                                            Net investment loss                                  (3,652)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                      (60)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     34,638

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    30,926

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     242,008      $   328,439

Net increase (decrease) in net assets resulting from operations                                 30,926          (30,813)

Capital shares transactions

   Net premiums                                                                                      1            2,028

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (10,084)          (3,014)

   Transfers of death benefits                                                                 (46,992)               -

   Transfers of other terminations                                                              (9,331)          (6,176)

   Interfund and net transfers from (to) general account                                       284,770          (48,456)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     218,364          (55,618)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        249,290          (86,431)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     491,298      $   242,008

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        58

Midland National Life Insurance Company

Separate Account C

Invesco Variable Insurance Funds Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     14,721 shares (cost $176,643)           $    185,193       Dividend income                              $        -

                                                                Capital gains distributions                       1,636

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,636

                                                                                                          --------------

Net assets                                   $    185,193   Expenses:

                                            --------------

                                                                Administrative expense                              220

                                                                Mortality and expense risk                       14,041

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 14,261

                                                                                                          --------------

                                                            Net investment loss                                 (12,625)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    15,785

                                                            Change in net unrealized appreciation on

                                                                 investments                                     12,907

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    16,067

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     822,620     $    145,614

Net increase (decrease) in net assets resulting from operations                                 16,067           (1,495)

Capital shares transactions

   Net premiums                                                                                  7,132              409

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (89,229)              (5)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (3,046)         (16,157)

   Interfund and net transfers (to) from general account                                      (568,351)         694,254

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (653,494)         678,501

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (637,427)         677,006

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     185,193      $   822,620

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        59

Midland National Life Insurance Company

Separate Account C

J.P. Morgan Series Trust II Core Bond Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     446,342 shares (cost $5,201,189)        $  5,257,904       Dividend income                             $   267,908

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                267,908

                                                                                                          --------------

Net assets                                   $  5,257,904   Expenses:

                                            --------------

                                                                Administrative expense                            2,083

                                                                Mortality and expense risk                       97,524

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 99,607

                                                                                                          --------------

                                                            Net investment income                               168,301

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                   129,561

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (35,276)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   262,586

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   6,974,366     $  5,229,931

Net increase in net assets resulting from operations                                           262,586          350,974

Capital shares transactions

   Net premiums                                                                                285,867          680,433

   Transfers of policy loans                                                                    (1,013)             169

   Transfers of surrenders                                                                    (726,238)        (637,835)

   Transfers of death benefits                                                                 (69,466)         (81,423)

   Transfers of other terminations                                                            (224,497)        (272,237)

   Interfund and net transfers (to) from general account                                    (1,243,701)       1,704,354

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,979,048)       1,393,461

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                     (1,716,462)       1,744,435

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   5,257,904     $  6,974,366

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        60

Midland National Life Insurance Company

Separate Account C

J.P. Morgan Series Trust II Small Cap Core Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     167,593 shares (cost $2,604,694)        $  2,847,401       Dividend income                             $     5,903

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  5,903

                                                                                                          --------------

Net assets                                   $  2,847,401   Expenses:

                                            --------------

                                                                Administrative expense                            1,143

                                                                Mortality and expense risk                       42,828

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 43,971

                                                                                                          --------------

                                                            Net investment loss                                 (38,068)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   172,255

                                                            Change in net unrealized appreciation on

                                                                 investments                                    287,567

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    421,754

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   2,529,380     $  4,338,674

Net increase (decrease) in net assets resulting from operations                                421,754         (138,359)

Capital shares transactions

   Net premiums                                                                                253,738          419,288

   Transfers of policy loans                                                                       (61)          (4,732)

   Transfers of surrenders                                                                    (258,945)        (219,254)

   Transfers of death benefits                                                                 (17,580)         (14,562)

   Transfers of other terminations                                                            (103,840)        (111,727)

   Interfund and net transfers from (to) general account                                        22,955       (1,739,948)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (103,733)      (1,670,935)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        318,021       (1,809,294)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    2,847,401     $  2,529,380

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        61

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust Nova Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     5,361 shares (cost $468,801)             $   474,062       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   474,062   Expenses:

                                            --------------

                                                                Administrative expense                              160

                                                                Mortality and expense risk                        7,356

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  7,516

                                                                                                          --------------

                                                            Net investment loss                                  (7,516)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    60,051

                                                            Change in net unrealized appreciation on

                                                                 investments                                     10,305

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    62,840

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     167,330     $    380,071

Net increase (decrease) in net assets resulting from operations                                 62,840          (35,704)

Capital shares transactions

   Net premiums                                                                                  8,982            1,728

   Transfers of policy loans                                                                         -              291

   Transfers of surrenders                                                                     (79,803)         (75,750)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (33,724)          (1,792)

   Interfund and net transfers from (to) general account                                       348,437         (101,514)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     243,892         (177,037)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        306,732         (212,741)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     474,062     $    167,330

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        62

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust NASDAQ - 100 Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     28,940 shares (cost $653,762)           $    652,881       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    652,881   Expenses:

                                            --------------

                                                                Administrative expense                              502

                                                                Mortality and expense risk                       16,636

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 17,138

                                                                                                          --------------

                                                            Net investment loss                                 (17,138)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                   143,257

                                                            Change in net unrealized appreciation on

                                                                 investments                                        (82)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    126,037

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     379,509      $   352,827

Net increase (decrease) in net assets resulting from operations                                126,037         (331,114)

Capital shares transactions

   Net premiums                                                                                 87,378           95,699

   Transfers of policy loans                                                                        87               49

   Transfers of surrenders                                                                    (223,011)        (158,749)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (49,968)         (26,753)

   Interfund and net transfers from general account                                            332,849          447,550

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                147,335          357,796

                                                                                       ----------------   --------------

Total increase in net assets                                                                   273,372           26,682

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     652,881      $   379,509

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        63

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust U.S. Government Money Market Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     752,934 shares (cost $752,934)           $   752,934       Dividend income                              $       25

                                                                Capital gains distributions                           2

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                     27

                                                                                                          --------------

Net assets                                    $   752,934   Expenses:

                                            --------------

                                                                Administrative expense                              165

                                                                Mortality and expense risk                       15,717

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 15,882

                                                                                                          --------------

                                                            Net investment loss                                 (15,855)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                          -

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $    (15,855)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,072,590    $   1,483,157

Net decrease in net assets resulting from operations                                           (15,855)         (17,575)

Capital shares transactions

   Net premiums                                                                                 68,127        1,321,782

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (3,872)        (103,208)

   Transfers of death benefits                                                                       -             (694)

   Transfers of other terminations                                                             (22,876)         (22,982)

   Interfund and net transfers to general account                                             (345,180)      (1,587,890)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (303,801)        (392,992)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (319,656)        (410,567)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     752,934     $  1,072,590

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        64

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust Inverse S&P 500 Strategy Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     19,072 shares (cost $617,092)            $   506,354       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   506,354   Expenses:

                                            --------------

                                                                Administrative expense                              408

                                                                Mortality and expense risk                        8,897

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  9,305

                                                                                                          --------------

                                                            Net investment loss                                  (9,305)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                  (92,946)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (39,535)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $   (141,786)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     728,375    $   1,128,682

Net decrease in net assets resulting from operations                                          (141,786)        (198,277)

Capital shares transactions

   Net premiums                                                                                  3,126           69,452

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                    (123,941)        (255,549)

   Transfers of death benefits                                                                    (463)          (1,782)

   Transfers of other terminations                                                             (20,932)         (90,659)

   Interfund and net transfers from general account                                             61,975           76,508

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (80,235)        (202,030)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (222,021)        (400,307)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     506,354      $   728,375

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        65

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     150,682 shares (cost $1,687,314)       $   1,301,890       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                  $   1,301,890   Expenses:

                                            --------------

                                                                Administrative expense                              724

                                                                Mortality and expense risk                       16,089

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 16,813

                                                                                                          --------------

                                                            Net investment loss                                 (16,813)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                  (70,362)

                                                            Change in net unrealized appreciation on

                                                                 investments                                   (190,737)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $   (277,912)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,399,209      $   256,003

Net decrease in net assets resulting from operations                                          (277,912)        (368,439)

Capital shares transactions

   Net premiums                                                                                  3,672            2,257

   Transfers of policy loans                                                                        96                -

   Transfers of surrenders                                                                     (14,244)         (53,844)

   Transfers of death benefits                                                                  (4,006)               -

   Transfers of other terminations                                                             (37,170)         (16,158)

   Interfund and net transfers from general account                                            232,245        1,579,390

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                180,593        1,511,645

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                        (97,319)       1,143,206

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,301,890     $  1,399,209

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        66

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust Inverse Government Long Bond Strategy Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     15,153 shares (cost $168,566)           $    140,017       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    140,017   Expenses:

                                            --------------

                                                                Administrative expense                              261

                                                                Mortality and expense risk                        2,702

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  2,963

                                                                                                          --------------

                                                            Net investment loss                                  (2,963)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                  (93,108)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     80,330

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $    (15,741)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     303,067    $   1,133,085

Net decrease in net assets resulting from operations                                           (15,741)        (192,217)

Capital shares transactions

   Net premiums                                                                                  3,936            8,890

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                    (103,848)        (249,263)

   Transfers of death benefits                                                                       -           (1,395)

   Transfers of other terminations                                                             (11,658)         (81,723)

   Interfund and net transfers to general account                                              (35,739)        (314,310)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (147,309)        (637,801)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (163,050)        (830,018)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     140,017      $   303,067

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        67

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust US Gov't Long Bond 1.2x Strategy Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     38,992 shares (cost $731,071)            $   592,678       Dividend income                             $    18,237

                                                                Capital gains distributions                     153,581

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                171,818

                                                                                                          --------------

Net assets                                    $   592,678   Expenses:

                                            --------------

                                                                Administrative expense                              363

                                                                Mortality and expense risk                       43,096

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 43,459

                                                                                                          --------------

                                                            Net investment income                               128,359

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    29,281

                                                            Change in net unrealized appreciation on

                                                                 investments                                   (251,471)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $    (93,831)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,013,649      $   260,269

Net (decrease) increase in net assets resulting from operations                                (93,831)       2,343,459

Capital shares transactions

   Net premiums                                                                                 29,084           90,443

   Transfers of policy loans                                                                       289               47

   Transfers of surrenders                                                                     (40,993)         (52,700)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (84,333)         (60,868)

   Interfund and net transfers to general account                                             (231,187)      (1,567,001)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (327,140)      (1,590,079)

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (420,971)         753,380

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     592,678    $   1,013,649

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        68

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust NASDAQ-100 2x Strategy Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     91 shares (cost $1,721)                  $     2,515       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     2,515   Expenses:

                                            --------------

                                                                Administrative expense                                3

                                                                Mortality and expense risk                           54

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     57

                                                                                                          --------------

                                                            Net investment loss                                     (57)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                        20

                                                            Change in net unrealized appreciation on

                                                                 investments                                        635

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      598

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $       1,918      $     1,975

Net increase (decrease) in net assets resulting from operations                                    598              (57)

Capital shares transactions

   Net premiums                                                                                      -                -

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -                -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                   -                -

   Interfund and net transfers to general account                                                   (1)               -

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                     (1)               -

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                            597              (57)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $       2,515     $      1,918

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        69

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust S&P 500 2x Strategy Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     58 shares (cost $3,576)                  $     8,083       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     8,083   Expenses:

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          189

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    189

                                                                                                          --------------

                                                            Net investment loss                                    (189)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       316

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,607

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     1,734

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                           $      6,783      $     7,651

Net increase (decrease) in net assets resulting from operations                                  1,734             (417)

Capital shares transactions

   Net premiums                                                                                      2                -

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -                -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                (436)            (451)

   Interfund and net transfers to general account                                                    -                -

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                   (434)            (451)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                          1,300             (868)

                                                                                       ----------------   --------------

Net assets at end of year                                                                 $      8,083      $     6,783

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        70

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust Inverse Dow 2x Strategy Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     136 shares (cost $2,304)                 $     1,060       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     1,060   Expenses:

                                            --------------

                                                                Administrative expense                                1

                                                                Mortality and expense risk                           25

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     26

                                                                                                          --------------

                                                            Net investment loss                                     (26)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                      (27)

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (285)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                      $     (338)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $       1,398      $     1,959

Net decrease in net assets resulting from operations                                              (338)            (561)

Capital shares transactions

   Net premiums                                                                                      -                -

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -                -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                   -                -

   Interfund and net transfers to general account                                                    -                -

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                      -                -

                                                                                       ----------------   --------------

Total decrease in net assets                                                                      (338)            (561)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $       1,060      $     1,398

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        71

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust Biotechnology Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     39 shares (cost $1,469)                 $      1,451       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $      1,451     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            4

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      4

                                                                                                          --------------

                                                            Net investment loss                                      (4)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                       105

                                                            Change in net unrealized appreciation on

                                                                 investments                                        (18)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       83

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 83

Capital shares transactions

   Net premiums                                                                                                   3,897

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                (2,529)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   1,368

                                                                                                          --------------

Total increase in net assets                                                                                      1,451

                                                                                                          --------------

Net assets at end of year                                                                                  $      1,451

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        72

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust S & P 500 Pure Growth Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     27 shares (cost $896)                     $      925       Dividend income                              $        5

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      5

                                                                                                          --------------

Net assets                                     $      925     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            2

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      2

                                                                                                          --------------

                                                            Net investment income                                     3

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                         29

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       32

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 32

Capital shares transactions

   Net premiums                                                                                                     358

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                 535

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                     893

                                                                                                          --------------

Total increase in net assets                                                                                        925

                                                                                                          --------------

Net assets at end of year                                                                                    $      925

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        73

Midland National Life Insurance Company

Separate Account C

Rydex Variable Trust S & P Mid Cap 400 Pure Growth Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     408 shares (cost $15,668)               $     14,126       Dividend income                             $     2,477

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  2,477

                                                                                                          --------------

Net assets                                   $     14,126     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           50

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     50

                                                                                                          --------------

                                                            Net investment income                                 2,427

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (1,543)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      884

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of year                                                                              $        -

Net increase in net assets resulting from operations                                                                884

Capital shares transactions

   Net premiums                                                                                                  13,242

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  13,242

                                                                                                          --------------

Total increase in net assets                                                                                     14,126

                                                                                                          --------------

Net assets at end of year                                                                                  $     14,126

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        74

Midland National Life Insurance Company

Separate Account C

Guggenheim Variable Trust US Long Short Momentum Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     15,888 shares (cost $188,857)           $    198,446       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    198,446   Expenses:

                                            --------------

                                                                Administrative expense                              120

                                                                Mortality and expense risk                        3,546

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  3,666

                                                                                                          --------------

                                                            Net investment loss                                  (3,666)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    17,299

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (3,452)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $     10,181

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     300,170     $    416,928

Net increase (decrease) in net assets resulting from operations                                 10,181          (20,898)

Capital shares transactions

   Net premiums                                                                                 10,754            1,444

   Transfers of policy loans                                                                        38              188

   Transfers of surrenders                                                                     (32,944)         (57,795)

   Transfers of death benefits                                                                  (2,090)         (16,384)

   Transfers of other terminations                                                             (20,325)         (16,322)

   Interfund and net transfers to general account                                              (67,338)          (6,991)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (111,905)         (95,860)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (101,724)        (116,758)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     198,446     $    300,170

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        75

Midland National Life Insurance Company

Separate Account C

Guggenheim Variable Trust Multi-Hedge Strategies Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,963 shares (cost $66,160)              $    66,310       Dividend income                              $        -

                                                                Capital gains distributions                         268

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    268

                                                                                                          --------------

Net assets                                    $    66,310     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          338

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    338

                                                                                                          --------------

                                                            Net investment loss                                     (70)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                       (4)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        150

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       76

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 76

Capital shares transactions

   Net premiums                                                                                                  66,771

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                  (537)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  66,234

                                                                                                          --------------

Total increase in net assets                                                                                     66,310

                                                                                                          --------------

Net assets at end of year                                                                                   $    66,310

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        76

Midland National Life Insurance Company

Separate Account C

Guggenheim Variable Trust Managed Futures Strategy Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,809 shares (cost $50,383)              $    50,991       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $    50,991     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           93

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     93

                                                                                                          --------------

                                                            Net investment loss                                     (93)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                      (22)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        608

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      493

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                493

Capital shares transactions

   Net premiums                                                                                                  49,516

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                 982

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  50,498

                                                                                                          --------------

Total increase in net assets                                                                                     50,991

                                                                                                          --------------

Net assets at end of year                                                                                   $    50,991

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        77

Midland National Life Insurance Company

Separate Account C

Guggenheim Variable Trust DWA Sector Rotation Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,131 shares (cost $25,507)              $    26,027       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $    26,027     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           41

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     41

                                                                                                          --------------

                                                            Net investment loss                                     (41)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                         1

                                                            Change in net unrealized appreciation on

                                                                 investments                                        520

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      480

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                480

Capital shares transactions

   Net premiums                                                                                                  25,407

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                 140

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  25,547

                                                                                                          --------------

Total increase in net assets                                                                                     26,027

                                                                                                          --------------

Net assets at end of year                                                                                   $    26,027

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        78

Midland National Life Insurance Company

Separate Account C

Guggenheim Variable Trust Small Cap Value Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     160 shares (cost $5,988)                 $     6,132       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     6,132     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            8

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      8

                                                                                                          --------------

                                                            Net investment loss                                      (8)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                        27

                                                            Change in net unrealized appreciation on

                                                                 investments                                        144

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      163

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                163

Capital shares transactions

   Net premiums                                                                                                   8,420

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                (2,451)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   5,969

                                                                                                          --------------

Total increase in net assets                                                                                      6,132

                                                                                                          --------------

Net assets at end of year                                                                                   $     6,132

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        79

Midland National Life Insurance Company

Separate Account C

ProFunds VP Access VP High Yield Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     40,371 shares (cost $1,129,278)        $   1,160,670       Dividend income                             $    50,455

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 50,455

                                                                                                          --------------

Net assets                                  $   1,160,670   Expenses:

                                            --------------

                                                                Administrative expense                              298

                                                                Mortality and expense risk                       26,860

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 27,158

                                                                                                          --------------

                                                            Net investment income                                23,297

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    84,620

                                                            Change in net unrealized appreciation on

                                                                 investments                                     24,703

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    132,620

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,654,648     $  1,797,968

Net increase (decrease) in net assets resulting from operations                                132,620          (85,008)

Capital shares transactions

   Net premiums                                                                                  1,001            1,060

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (15,245)         (43,218)

   Transfers of death benefits                                                                 (73,929)               -

   Transfers of other terminations                                                             (28,965)         (54,572)

   Interfund and net transfers (to) from general account                                      (509,460)          38,418

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (626,598)         (58,312)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (493,978)        (143,320)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,160,670     $  1,654,648

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        80

Midland National Life Insurance Company

Separate Account C

ProFunds VP Asia 30

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     19,412 shares (cost $893,789)           $    945,771       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    945,771   Expenses:

                                            --------------

                                                                Administrative expense                              104

                                                                Mortality and expense risk                       13,281

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 13,385

                                                                                                          --------------

                                                            Net investment loss                                 (13,385)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                  (31,350)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    152,959

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    108,224

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     482,019    $   1,755,102

Net increase (decrease) in net assets resulting from operations                                108,224         (240,019)

Capital shares transactions

   Net premiums                                                                                     66            2,008

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (18,160)          (2,808)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (1,739)         (23,996)

   Interfund and net transfers from (to) general account                                       375,361       (1,008,268)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     355,528       (1,033,064)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        463,752       (1,273,083)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     945,771     $    482,019

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        81

Midland National Life Insurance Company

Separate Account C

ProFunds VP Banks

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     17,301 shares (cost $202,344)           $    214,879       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    214,879   Expenses:

                                            --------------

                                                                Administrative expense                               20

                                                                Mortality and expense risk                        1,818

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  1,838

                                                                                                          --------------

                                                            Net investment loss                                  (1,838)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                  (19,819)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     18,708

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $    (2,949)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $      16,505      $   340,287

Net decrease in net assets resulting from operations                                            (2,949)         (46,147)

Capital shares transactions

   Net premiums                                                                                      1            3,268

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -           (6,915)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (3,184)         (20,300)

   Interfund and net transfers from (to) general account                                       204,506         (253,688)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     201,323         (277,635)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        198,374         (323,782)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     214,879      $    16,505

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        82

Midland National Life Insurance Company

Separate Account C

ProFunds VP Basic Materials

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     3,102 shares (cost $148,816)            $    146,682       Dividend income                              $      471

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    471

                                                                                                          --------------

Net assets                                   $    146,682   Expenses:

                                            --------------

                                                                Administrative expense                               98

                                                                Mortality and expense risk                        4,547

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  4,645

                                                                                                          --------------

                                                            Net investment loss                                  (4,174)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                  (17,170)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     21,930

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      586

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     163,287    $   1,404,831

Net increase (decrease) in net assets resulting from operations                                    586         (104,316)

Capital shares transactions

   Net premiums                                                                                  1,246           25,400

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (7,198)         (15,468)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (4,024)         (20,486)

   Interfund and net transfers to general account                                               (7,215)      (1,126,674)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (17,191)      (1,137,228)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (16,605)      (1,241,544)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     146,682     $    163,287

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        83

Midland National Life Insurance Company

Separate Account C

ProFunds VP Bear

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     20,943 shares (cost $332,747)           $    324,201       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    324,201   Expenses:

                                            --------------

                                                                Administrative expense                              237

                                                                Mortality and expense risk                       10,708

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 10,945

                                                                                                          --------------

                                                            Net investment loss                                 (10,945)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                 (162,851)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     68,803

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $   (104,993)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     787,691      $   395,869

Net decrease in net assets resulting from operations                                          (104,993)        (332,187)

Capital shares transactions

   Net premiums                                                                                     31              504

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (3,133)         (39,943)

   Transfers of death benefits                                                                       -           (1,903)

   Transfers of other terminations                                                             (39,333)         (24,511)

   Interfund and net transfers (to) from general account                                      (316,062)         789,862

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (358,497)         724,009

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (463,490)         391,822

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     324,201     $    787,691

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        84

Midland National Life Insurance Company

Separate Account C

ProFunds VP Biotechnology

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     12,706 shares (cost $416,718)            $   435,686       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   435,686   Expenses:

                                            --------------

                                                                Administrative expense                              117

                                                                Mortality and expense risk                       17,647

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 17,764

                                                                                                          --------------

                                                            Net investment loss                                 (17,764)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   264,237

                                                            Change in net unrealized appreciation on

                                                                 investments                                     19,136

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   265,609

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $      96,619     $    134,319

Net increase (decrease) in net assets resulting from operations                                265,609          (39,669)

Capital shares transactions

   Net premiums                                                                                    492              472

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (16,432)          (5,450)

   Transfers of death benefits                                                                  (6,538)               -

   Transfers of other terminations                                                             (33,707)          (4,809)

   Interfund and net transfers from general account                                            129,643           11,756

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                 73,458            1,969

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        339,067          (37,700)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     435,686      $    96,619

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        85

Midland National Life Insurance Company

Separate Account C

ProFunds VP Bull

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     56,533 shares (cost $1,631,599)         $  1,668,845       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $  1,668,845   Expenses:

                                            --------------

                                                                Administrative expense                              695

                                                                Mortality and expense risk                       42,555

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 43,250

                                                                                                          --------------

                                                            Net investment loss                                 (43,250)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   154,472

                                                            Change in net unrealized appreciation on

                                                                 investments                                     21,280

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    132,502

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    2,548,212    $   2,128,414

Net increase (decrease) in net assets resulting from operations                                132,502         (218,330)

Capital shares transactions

   Net premiums                                                                                  4,749            2,614

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (70,573)        (110,557)

   Transfers of death benefits                                                                (130,199)         (53,416)

   Transfers of other terminations                                                             (65,566)         (43,524)

   Interfund and net transfers (to) from general account                                      (750,280)         843,011

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,011,869)         638,128

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (879,367)         419,798

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,668,845     $  2,548,212

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        86

Midland National Life Insurance Company

Separate Account C

ProFunds VP Consumer Goods

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     18,175 shares (cost $642,212)            $   729,545       Dividend income                             $     8,903

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  8,903

                                                                                                          --------------

Net assets                                    $   729,545   Expenses:

                                            --------------

                                                                Administrative expense                               96

                                                                Mortality and expense risk                       22,464

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 22,560

                                                                                                          --------------

                                                            Net investment loss                                 (13,657)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    20,639

                                                            Change in net unrealized appreciation on

                                                                 investments                                     39,356

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    46,338

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     826,481     $  1,982,574

Net increase in net assets resulting from operations                                            46,338           19,461

Capital shares transactions

   Net premiums                                                                                      5            1,557

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (32,334)         (23,404)

   Transfers of death benefits                                                                       -           (3,702)

   Transfers of other terminations                                                             (31,394)         (37,017)

   Interfund and net transfers to general account                                              (79,551)      (1,112,988)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (143,274)      (1,175,554)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (96,936)      (1,156,093)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     729,545     $    826,481

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        87

Midland National Life Insurance Company

Separate Account C

ProFunds VP Consumer Services

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     7,298 shares (cost $279,880)             $   299,586       Dividend income                              $        -

                                                                Capital gains distributions                       3,870

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  3,870

                                                                                                          --------------

Net assets                                    $   299,586   Expenses:

                                            --------------

                                                                Administrative expense                              190

                                                                Mortality and expense risk                        9,468

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  9,658

                                                                                                          --------------

                                                            Net investment loss                                  (5,788)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    41,531

                                                            Change in net unrealized appreciation on

                                                                 investments                                     16,073

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $     51,816

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     342,150    $   1,091,045

Net increase (decrease) in net assets resulting from operations                                 51,816          (35,679)

Capital shares transactions

   Net premiums                                                                                    410              919

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (17,086)          (8,253)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (15,672)         (10,214)

   Interfund and net transfers to general account                                              (62,032)        (695,668)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (94,380)        (713,216)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (42,564)        (748,895)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     299,586     $    342,150

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        88

Midland National Life Insurance Company

Separate Account C

ProFunds VP Dow 30

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     10,614 shares (cost $297,528)           $    315,341       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    315,341   Expenses:

                                            --------------

                                                                Administrative expense                              137

                                                                Mortality and expense risk                       14,846

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 14,983

                                                                                                          --------------

                                                            Net investment loss                                 (14,983)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    46,928

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (136)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    31,809

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     750,451     $    155,833

Net increase (decrease) in net assets resulting from operations                                 31,809          (33,995)

Capital shares transactions

   Net premiums                                                                                     19            4,893

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (9,871)         (11,757)

   Transfers of death benefits                                                                       -          (53,886)

   Transfers of other terminations                                                              (7,623)         (17,926)

   Interfund and net transfers to general account                                             (449,444)         707,289

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (466,919)         628,613

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (435,110)         594,618

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     315,341     $    750,451

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        89

Midland National Life Insurance Company

Separate Account C

ProFunds VP Emerging Markets

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     20,402 shares (cost $513,426)            $   524,747       Dividend income                             $     2,099

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  2,099

                                                                                                          --------------

Net assets                                    $   524,747   Expenses:

                                            --------------

                                                                Administrative expense                               97

                                                                Mortality and expense risk                        8,132

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  8,229

                                                                                                          --------------

                                                            Net investment loss                                  (6,130)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                  (40,847)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     34,295

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $    (12,682)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     336,086     $    916,817

Net decrease in net assets resulting from operations                                           (12,682)        (189,688)

Capital shares transactions

   Net premiums                                                                                  1,251           12,204

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (17,713)         (17,934)

   Transfers of death benefits                                                                       -           (1,802)

   Transfers of other terminations                                                              (2,952)         (24,791)

   Interfund and net transfers from (to) general account                                       220,757         (358,720)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     201,343         (391,043)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        188,661         (580,731)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     524,747      $   336,086

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        90

Midland National Life Insurance Company

Separate Account C

ProFunds VP Europe 30

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     11,630 shares (cost $241,544)           $    251,082       Dividend income                             $     1,089

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,089

                                                                                                          --------------

Net assets                                   $    251,082   Expenses:

                                            --------------

                                                                Administrative expense                               57

                                                                Mortality and expense risk                        2,137

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  2,194

                                                                                                          --------------

                                                            Net investment loss                                  (1,105)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (1,822)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     15,304

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    12,377

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                           $     32,074     $    180,568

Net increase (decrease) in net assets resulting from operations                                 12,377          (45,453)

Capital shares transactions

   Net premiums                                                                                      2            2,071

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -          (27,207)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (1,930)         (31,574)

   Interfund and net transfers from (to) general account                                       208,559          (46,331)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     206,631         (103,041)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        219,008         (148,494)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     251,082      $    32,074

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        91

Midland National Life Insurance Company

Separate Account C

ProFunds VP Falling U.S. Dollar

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     5,010 shares (cost $145,126)            $    142,030       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    142,030   Expenses:

                                            --------------

                                                                Administrative expense                               31

                                                                Mortality and expense risk                        2,645

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  2,676

                                                                                                          --------------

                                                            Net investment loss                                  (2,676)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (4,472)

                                                            Change in net unrealized appreciation on

                                                                 investments                                      3,545

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $    (3,603)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     126,724     $    117,509

Net decrease in net assets resulting from operations                                            (3,603)         (21,303)

Capital shares transactions

   Net premiums                                                                                      -           19,316

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (2,816)               -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                (202)            (846)

   Interfund and net transfers from general account                                             21,927           12,048

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                 18,909           30,518

                                                                                       ----------------   --------------

Total increase in net assets                                                                    15,306            9,215

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     142,030     $    126,724

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        92

Midland National Life Insurance Company

Separate Account C

ProFunds VP Financials

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,463 shares (cost $85,569)              $    94,920       Dividend income                              $      658

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    658

                                                                                                          --------------

Net assets                                    $    94,920   Expenses:

                                            --------------

                                                                Administrative expense                               12

                                                                Mortality and expense risk                        5,255

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  5,267

                                                                                                          --------------

                                                            Net investment loss                                  (4,609)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (2,209)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     15,421

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     8,603

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $      67,173      $    95,946

Net increase (decrease) in net assets resulting from operations                                  8,603          (20,824)

Capital shares transactions

   Net premiums                                                                                      -               77

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (7,011)               -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (3,211)          (2,547)

   Interfund and net transfers from (to) general account                                        29,366           (5,479)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      19,144           (7,949)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                         27,747          (28,773)

                                                                                       ----------------   --------------

Net assets at end of year                                                                 $     94,920      $    67,173

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        93

Midland National Life Insurance Company

Separate Account C

ProFunds VP Health Care

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     37,286 shares (cost $1,163,342)         $  1,384,052       Dividend income                            $      4,110

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  4,110

                                                                                                          --------------

Net assets                                   $  1,384,052   Expenses:

                                            --------------

                                                                Administrative expense                              189

                                                                Mortality and expense risk                       30,348

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 30,537

                                                                                                          --------------

                                                            Net investment loss                                 (26,427)

                                                            Realized and and change in unrealized gains

                                                               (losses) on investments

                                                            Net realized gains on investments                    76,528

                                                            Change in net unrealized appreciation on

                                                                 investments                                     79,755

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    129,856

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,023,468     $  1,758,594

Net increase in net assets resulting from operations                                           129,856           29,322

Capital shares transactions

   Net premiums                                                                                      1            2,421

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (39,279)         (39,277)

   Transfers of death benefits                                                                       -           (3,717)

   Transfers of other terminations                                                             (31,475)         (49,677)

   Interfund and net transfers from (to) general account                                       301,481         (674,198)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     230,728         (764,448)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        360,584         (735,126)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,384,052     $  1,023,468

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        94

Midland National Life Insurance Company

Separate Account C

ProFunds VP Industrials

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,320 shares (cost $177,509)            $    179,990       Dividend income                              $      167

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    167

                                                                                                          --------------

Net assets                                   $    179,990   Expenses:

                                            --------------

                                                                Administrative expense                               21

                                                                Mortality and expense risk                        2,233

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  2,254

                                                                                                          --------------

                                                            Net investment loss                                  (2,087)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    13,923

                                                            Change in net unrealized appreciation on

                                                                 investments                                      3,555

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $     15,391

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                           $     54,209     $    619,538

Net increase (decrease) in net assets resulting from operations                                 15,391          (20,401)

Capital shares transactions

   Net premiums                                                                                      3            1,931

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (13,893)          (8,085)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (2,833)         (16,511)

   Interfund and net transfers from (to) general account                                       127,113         (522,263)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     110,390         (544,928)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        125,781         (565,329)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     179,990      $    54,209

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        95

Midland National Life Insurance Company

Separate Account C

ProFunds VP International

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     12,094 shares (cost $255,511)           $    261,349       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    261,349   Expenses:

                                            --------------

                                                                Administrative expense                               10

                                                                Mortality and expense risk                        3,493

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  3,503

                                                                                                          --------------

                                                            Net investment loss                                  (3,503)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (9,116)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     14,110

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $      1,491

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $      85,216     $    198,707

Net increase (decrease) in net assets resulting from operations                                  1,491          (28,535)

Capital shares transactions

   Net premiums                                                                                      -              218

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (16,893)               -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (3,053)          (5,295)

   Interfund and net transfers from (to) general account                                       194,588          (79,879)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     174,642          (84,956)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        176,133         (113,491)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     261,349      $    85,216

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        96

Midland National Life Insurance Company

Separate Account C

ProFunds VP Internet

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     3,459 shares (cost $200,836)            $    206,510       Dividend income                              $        -

                                                                Capital gains distributions                      58,484

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 58,484

                                                                                                          --------------

Net assets                                   $    206,510   Expenses:

                                            --------------

                                                                Administrative expense                              104

                                                                Mortality and expense risk                        6,215

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  6,319

                                                                                                          --------------

                                                            Net investment income                                52,165

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                  (57,813)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     18,403

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    12,755

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     178,195      $   727,375

Net increase (decrease) in net assets resulting from operations                                 12,755          (26,407)

Capital shares transactions

   Net premiums                                                                                     16              612

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (8,809)          (5,200)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (7,729)         (23,777)

   Interfund and net transfers from (to) general account                                        32,082         (494,408)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      15,560         (522,773)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                         28,315         (549,180)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     206,510     $    178,195

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        97

Midland National Life Insurance Company

Separate Account C

ProFunds VP Japan

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     31,902 shares (cost $359,531)            $   406,753       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   406,753   Expenses:

                                            --------------

                                                                Administrative expense                                4

                                                                Mortality and expense risk                        5,221

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  5,225

                                                                                                          --------------

                                                            Net investment loss                                  (5,225)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (5,068)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     56,655

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    46,362

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     225,339     $    421,503

Net increase (decrease) in net assets resulting from operations                                 46,362          (64,059)

Capital shares transactions

   Net premiums                                                                                      -                -

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (2,948)               -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (1,725)          (1,168)

   Interfund and net transfers from (to) general account                                       139,725         (130,937)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     135,052         (132,105)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        181,414         (196,164)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     406,753      $   225,339

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        98

Midland National Life Insurance Company

Separate Account C

ProFunds VP Large-Cap Growth

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     17,818 shares (cost $659,599)            $   694,558       Dividend income                              $      630

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    630

                                                                                                          --------------

Net assets                                    $   694,558   Expenses:

                                            --------------

                                                                Administrative expense                              109

                                                                Mortality and expense risk                       15,382

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 15,491

                                                                                                          --------------

                                                            Net investment loss                                 (14,861)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    22,633

                                                            Change in net unrealized appreciation on

                                                                 investments                                     35,160

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    42,932

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     478,329    $   1,037,910

Net increase (decrease) in net assets resulting from operations                                 42,932          (12,687)

Capital shares transactions

   Net premiums                                                                                  3,483              458

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (38,588)         (54,135)

   Transfers of death benefits                                                                       -          (53,723)

   Transfers from (to) other terminations                                                      (18,374)         (20,385)

   Interfund and net transfers from (to) general account                                       226,776         (419,109)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     173,297         (546,894)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        216,229         (559,581)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     694,558      $   478,329

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        99

Midland National Life Insurance Company

Separate Account C

ProFunds VP Large-Cap Value

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     27,419 shares (cost $693,893)            $   747,990       Dividend income                             $     5,235

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  5,235

                                                                                                          --------------

Net assets                                    $   747,990   Expenses:

                                            --------------

                                                                Administrative expense                              150

                                                                Mortality and expense risk                       16,949

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 17,099

                                                                                                          --------------

                                                            Net investment loss                                 (11,864)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    70,329

                                                            Change in net unrealized appreciation on

                                                                 investments                                     38,426

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    96,891

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     976,623     $  1,499,058

Net increase in net assets resulting from operations                                            96,891           11,651

Capital shares transactions

   Net premiums                                                                                      -            3,611

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (47,730)          (7,649)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (47,856)         (17,184)

   Interfund and net transfers to general account                                             (229,938)        (512,864)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (325,524)        (534,086)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (228,633)        (522,435)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     747,990      $   976,623

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        100

Midland National Life Insurance Company

Separate Account C

ProFunds VP Mid Cap

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     97,070 shares (cost $2,626,809)         $  2,655,833       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $  2,655,833   Expenses:

                                            --------------

                                                                Administrative expense                              154

                                                                Mortality and expense risk                       17,088

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 17,242

                                                                                                          --------------

                                                            Net investment loss                                 (17,242)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    54,524

                                                            Change in net unrealized appreciation on

                                                                 investments                                     48,605

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    85,887

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     275,239      $   326,597

Net increase (decrease) in net assets resulting from operations                                 85,887          (98,704)

Capital shares transactions

   Net premiums                                                                                 15,717           72,260

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (13,365)          (3,372)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (15,693)         (15,233)

   Interfund and net transfers from (to) general account                                     2,308,048           (6,309)

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                              2,294,707           47,346

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                      2,380,594          (51,358)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   2,655,833      $   275,239

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        101

Midland National Life Insurance Company

Separate Account C

ProFunds VP Mid-Cap Growth

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     13,949 shares (cost $518,323)           $    534,681       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    534,681   Expenses:

                                            --------------

                                                                Administrative expense                              152

                                                                Mortality and expense risk                       15,637

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 15,789

                                                                                                          --------------

                                                            Net investment loss                                 (15,789)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    10,979

                                                            Change in net unrealized appreciation on

                                                                 investments                                     17,204

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    12,394

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     312,125     $  1,548,426

Net increase (decrease) in net assets resulting from operations                                 12,394         (290,692)

Capital shares transactions

   Net premiums                                                                                     94           59,186

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (28,295)         (23,485)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (18,165)         (32,375)

   Interfund and net transfers from (to) general account                                       256,528         (948,935)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     210,162         (945,609)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        222,556       (1,236,301)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     534,681     $    312,125

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        102

Midland National Life Insurance Company

Separate Account C

ProFunds VP Mid-Cap Value

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     15,421 shares (cost $422,651)           $    447,818       Dividend income                              $      696

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    696

                                                                                                          --------------

Net assets                                   $    447,818   Expenses:

                                            --------------

                                                                Administrative expense                              145

                                                                Mortality and expense risk                        9,392

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  9,537

                                                                                                          --------------

                                                            Net investment loss                                  (8,841)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    26,872

                                                            Change in net unrealized appreciation on

                                                                 investments                                     36,860

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    54,891

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     173,898      $   430,499

Net increase (decrease) in net assets resulting from operations                                 54,891          (33,627)

Capital shares transactions

   Net premiums                                                                                      -            2,880

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (46,662)          (7,403)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (15,560)         (21,217)

   Interfund and net transfers from (to) general account                                       281,251         (197,234)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     219,029         (222,974)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        273,920         (256,601)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     447,818     $    173,898

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        103

Midland National Life Insurance Company

Separate Account C

ProFunds VP Money Market

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     18,368,357 shares (cost $18,368,357)   $  18,368,357       Dividend income                             $     3,063

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  3,063

                                                                                                          --------------

Net assets                                  $  18,368,357   Expenses:

                                            --------------

                                                                Administrative expense                            4,970

                                                                Mortality and expense risk                      355,648

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                360,618

                                                                                                          --------------

                                                            Net investment loss                                (357,555)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                          -

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $   (357,555)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   21,228,020    $  26,097,031

Net decrease in net assets resulting from operations                                          (357,555)        (570,168)

Capital shares transactions

   Net premiums                                                                                522,483          862,952

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                  (3,321,458)      (4,510,958)

   Transfers of death benefits                                                                (336,199)        (387,412)

   Transfers of other terminations                                                          (1,479,480)      (1,064,775)

   Interfund and net transfers from general account                                          2,112,546          801,350

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (2,502,108)      (4,298,843)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                (2,859,663)      (4,869,011)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   18,368,357    $  21,228,020

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        104

Midland National Life Insurance Company

Separate Account C

ProFunds VP Oil & Gas

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     40,303 shares (cost $1,846,910)        $   1,814,444       Dividend income                             $     2,200

                                                                Capital gains distributions                     159,948

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                162,148

                                                                                                          --------------

Net assets                                  $   1,814,444   Expenses:

                                            --------------

                                                                Administrative expense                              596

                                                                Mortality and expense risk                       57,598

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 58,194

                                                                                                          --------------

                                                            Net investment income                               103,954

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                     5,438

                                                            Change in net unrealized appreciation on

                                                                 investments                                   (126,928)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $    (17,536)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   2,066,750     $  3,337,725

Net decrease in net assets resulting from operations                                           (17,536)        (108,493)

Capital shares transactions

   Net premiums                                                                                    950           34,521

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (20,468)         (30,907)

   Transfers of death benefits                                                                  (3,192)         (13,260)

   Transfers of other terminations                                                             (25,525)         (46,563)

   Interfund and net transfers to general account                                             (186,535)      (1,106,273)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (234,770)      (1,162,482)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (252,306)      (1,270,975)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,814,444     $  2,066,750

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        105

Midland National Life Insurance Company

Separate Account C

ProFunds VP NASDAQ-100

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     49,805 shares (cost $1,117,900)        $   1,130,570       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                  $   1,130,570   Expenses:

                                            --------------

                                                                Administrative expense                              821

                                                                Mortality and expense risk                       46,345

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 47,166

                                                                                                          --------------

                                                            Net investment loss                                 (47,166)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                   411,700

                                                            Change in net unrealized appreciation on

                                                                 investments                                     16,787

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    381,321

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     458,707     $  4,225,843

Net increase (decrease) in net assets resulting from operations                                381,321         (267,588)

Capital shares transactions

   Net premiums                                                                                 17,735          376,583

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (82,702)        (196,095)

   Transfers of death benefits                                                                (122,911)         (73,603)

   Transfers of other terminations                                                             (35,020)         (56,289)

   Interfund and net transfers from (to) general account                                       513,440       (3,550,144)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     290,542       (3,499,548)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        671,863       (3,767,136)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,130,570      $   458,707

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        106

Midland National Life Insurance Company

Separate Account C

ProFunds VP Pharmaceuticals

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,822 shares (cost $131,782)            $    133,174       Dividend income                             $     3,808

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  3,808

                                                                                                          --------------

Net assets                                   $    133,174   Expenses:

                                            --------------

                                                                Administrative expense                               22

                                                                Mortality and expense risk                        7,369

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  7,391

                                                                                                          --------------

                                                            Net investment loss                                  (3,583)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    55,240

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (21,610)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    30,047

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     290,719     $    163,160

Net increase (decrease) in net assets resulting from operations                                 30,047           (4,645)

Capital shares transactions

   Net premiums                                                                                     37            1,456

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -           (2,937)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (2,483)          (7,310)

   Interfund and net transfers (to) from general account                                      (185,146)         140,995

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (187,592)         132,204

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (157,545)         127,559

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     133,174     $    290,719

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        107

Midland National Life Insurance Company

Separate Account C

ProFunds VP Precious Metals

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     60,085 shares (cost $2,800,235)         $  2,280,219       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $  2,280,219   Expenses:

                                            --------------

                                                                Administrative expense                            1,088

                                                                Mortality and expense risk                       72,766

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 73,854

                                                                                                          --------------

                                                            Net investment loss                                 (73,854)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                 (217,407)

                                                            Change in net unrealized appreciation on

                                                                 investments                                   (223,700)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $   (514,961)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   2,670,882     $  4,898,793

Net decrease in net assets resulting from operations                                          (514,961)      (1,115,656)

Capital shares transactions

   Net premiums                                                                                  4,767           36,696

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (41,426)        (112,561)

   Transfers of death benefits                                                                  (3,983)         (24,437)

   Transfers of other terminations                                                             (53,044)        (240,210)

   Interfund and net transfers from (to) general account                                       217,984         (771,743)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     124,298       (1,112,255)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (390,663)      (2,227,911)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    2,280,219     $  2,670,882

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        108

Midland National Life Insurance Company

Separate Account C

ProFunds VP Real Estate

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     3,847 shares (cost $194,954)            $    198,860       Dividend income                             $     5,549

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  5,549

                                                                                                          --------------

Net assets                                   $    198,860   Expenses:

                                            --------------

                                                                Administrative expense                              316

                                                                Mortality and expense risk                        8,529

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  8,845

                                                                                                          --------------

                                                            Net investment loss                                  (3,296)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    19,769

                                                            Change in net unrealized appreciation on

                                                                 investments                                      4,537

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $     21,010

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     125,302     $    806,391

Net increase (decrease) in net assets resulting from operations                                 21,010          (28,604)

Capital shares transactions

   Net premiums                                                                                  8,110           19,990

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (10,359)         (13,600)

   Transfers of death benefits                                                                       -          (51,759)

   Transfers of other terminations                                                              (9,636)         (15,910)

   Interfund and net transfers from (to) general account                                        64,433         (591,206)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      52,548         (652,485)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                         73,558         (681,089)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     198,860     $    125,302

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        109

Midland National Life Insurance Company

Separate Account C

ProFunds VP Rising Rates Opportunity

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     105,655 shares (cost $998,489)           $   737,469       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   737,469   Expenses:

                                            --------------

                                                                Administrative expense                               79

                                                                Mortality and expense risk                       24,749

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 24,828

                                                                                                          --------------

                                                            Net investment loss                                 (24,828)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                 (157,197)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    123,068

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $   (58,957)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     995,205     $  4,279,873

Net decrease in net assets resulting from operations                                           (58,957)        (495,992)

Capital shares transactions

   Net premiums                                                                                  2,419            2,630

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (50,528)         (55,651)

   Transfers of death benefits                                                                       -           (1,859)

   Transfers of other terminations                                                             (23,495)         (38,812)

   Interfund and net transfers to general account                                             (127,175)      (2,694,984)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (198,779)      (2,788,676)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (257,736)      (3,284,668)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     737,469      $   995,205

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        110

Midland National Life Insurance Company

Separate Account C

ProFunds VP Semiconductor

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     468 shares (cost $8,758)                 $     8,580       Dividend income                              $        5

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      5

                                                                                                          --------------

Net assets                                    $     8,580   Expenses:

                                            --------------

                                                                Administrative expense                                4

                                                                Mortality and expense risk                          870

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    874

                                                                                                          --------------

                                                            Net investment loss                                    (869)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (3,370)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        118

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $     (4,121)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                           $     23,887      $    44,313

Net decrease in net assets resulting from operations                                            (4,121)         (27,568)

Capital shares transactions

   Net premiums                                                                                    119              140

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -                -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (2,419)          (3,638)

   Interfund and net transfers (to) from general account                                        (8,886)          10,640

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                     (11,186)           7,142

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (15,307)         (20,426)

                                                                                       ----------------   --------------

Net assets at end of year                                                                 $      8,580      $    23,887

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        111

Midland National Life Insurance Company

Separate Account C

ProFunds VP Short DOW 30

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,217 shares (cost $23,698)              $    19,696       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $    19,696   Expenses:

                                            --------------

                                                                Administrative expense                               18

                                                                Mortality and expense risk                          546

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    564

                                                                                                          --------------

                                                            Net investment loss                                    (564)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                   (3,398)

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (307)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $    (4,269)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                           $     42,372     $     31,215

Net decrease in net assets resulting from operations                                            (4,269)         (17,762)

Capital shares transactions

   Net premiums                                                                                      -           19,943

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -           (6,577)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                   -           (4,709)

   Interfund and net transfers (to) from general account                                       (18,407)          20,262

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                     (18,407)          28,919

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                        (22,676)          11,157

                                                                                       ----------------   --------------

Net assets at end of year                                                                $      19,696      $    42,372

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        112

Midland National Life Insurance Company

Separate Account C

ProFunds VP Short Emerging Markets

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     647 shares (cost $9,156)                 $     8,409       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     8,409   Expenses:

                                            --------------

                                                                Administrative expense                               10

                                                                Mortality and expense risk                          232

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    242

                                                                                                          --------------

                                                            Net investment loss                                    (242)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (2,416)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        210

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $    (2,448)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $      19,621      $   723,077

Net decrease in net assets resulting from operations                                            (2,448)          (7,454)

Capital shares transactions

   Net premiums                                                                                      -                -

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -          (14,988)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                (438)          (5,851)

   Interfund and net transfers to general account                                               (8,326)        (675,163)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                 (8,764)        (696,002)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (11,212)        (703,456)

                                                                                       ----------------   --------------

Net assets at end of year                                                                 $      8,409     $     19,621

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        113

Midland National Life Insurance Company

Separate Account C

ProFunds VP Short International

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,353 shares (cost $87,117)              $    70,864       Dividend income                              $        -

                                                                Capital gains distributions                       2,267

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  2,267

                                                                                                          --------------

Net assets                                    $    70,864   Expenses:

                                            --------------

                                                                Administrative expense                               12

                                                                Mortality and expense risk                        2,343

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  2,355

                                                                                                          --------------

                                                            Net investment loss                                     (88)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                  (12,727)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (7,921)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $   (20,736)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $      111,648      $    98,759

Net decrease in net assets resulting from operations                                           (20,736)         (26,631)

Capital shares transactions

   Net premiums                                                                                      -            7,566

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -           (6,126)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                (794)            (369)

   Interfund and net transfers (to) from general account                                       (19,254)          38,449

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                     (20,048)          39,520

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                        (40,784)          12,889

                                                                                       ----------------   --------------

Net assets at end of year                                                                 $     70,864     $    111,648

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        114

Midland National Life Insurance Company

Separate Account C

ProFunds VP Short Mid-Cap

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     498 shares (cost $6,714)                 $     5,542       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     5,542   Expenses:

                                            --------------

                                                                Administrative expense                               48

                                                                Mortality and expense risk                        1,719

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  1,767

                                                                                                          --------------

                                                            Net investment loss                                  (1,767)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                  (22,555)

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (671)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $   (24,993)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $       5,516      $     5,840

Net decrease in net assets resulting from operations                                           (24,993)         (20,191)

Capital shares transactions

   Net premiums                                                                                      -                -

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -           (7,482)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (5,111)          (3,303)

   Interfund and net transfers from general account                                             30,130           30,652

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                 25,019           19,867

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                             26             (324)

                                                                                       ----------------   --------------

Net assets at end of year                                                                 $      5,542      $     5,516

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        115

Midland National Life Insurance Company

Separate Account C

ProFunds VP Short NASDAQ-100

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     70,761 shares (cost $491,224)           $    486,126       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    486,126   Expenses:

                                            --------------

                                                                Administrative expense                               86

                                                                Mortality and expense risk                        8,324

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  8,410

                                                                                                          --------------

                                                            Net investment loss                                  (8,410)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                  (43,685)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (2,786)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $    (54,881)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     643,248      $    36,308

Net decrease in net assets resulting from operations                                           (54,881)        (126,188)

Capital shares transactions

   Net premiums                                                                                      -                -

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -          (11,403)

   Transfers of death benefits                                                                       -           (7,365)

   Transfers of other terminations                                                             (10,284)         (43,426)

   Interfund and net transfers (to) from general account                                       (91,957)         795,322

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (102,241)         733,128

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (157,122)         606,940

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     486,126      $   643,248

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        116

Midland National Life Insurance Company

Separate Account C

ProFunds VP Short Small-Cap

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     42,876 shares (cost $297,731)            $   267,547       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   267,547   Expenses:

                                            --------------

                                                                Administrative expense                              202

                                                                Mortality and expense risk                        9,598

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  9,800

                                                                                                          --------------

                                                            Net investment loss                                  (9,800)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                  (63,154)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (12,716)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $   (85,670)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $      187,119     $    160,529

Net (decrease) increase in net assets resulting from operations                                (85,670)          51,795

Capital shares transactions

   Net premiums                                                                                      -            2,031

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (6,039)          (6,516)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (13,640)         (14,997)

   Interfund and net transfers from (to) general account                                       185,777           (5,723)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     166,098          (25,205)

                                                                                       ----------------   --------------

Total increase in net assets                                                                    80,428           26,590

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     267,547     $    187,119

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        117

Midland National Life Insurance Company

Separate Account C

ProFunds VP Small-Cap

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     25,149 shares (cost $711,817)            $   748,432       Dividend income                              $        -

                                                                Capital gains distributions                      13,815

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 13,815

                                                                                                          --------------

Net assets                                    $   748,432   Expenses:

                                            --------------

                                                                Administrative expense                              215

                                                                Mortality and expense risk                       17,311

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 17,526

                                                                                                          --------------

                                                            Net investment loss                                  (3,711)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   142,190

                                                            Change in net unrealized appreciation on

                                                                 investments                                     47,454

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    185,933

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,532,704     $    631,227

Net increase (decrease) in net assets resulting from operations                                185,933         (144,095)

Capital shares transactions

   Net premiums                                                                                  1,389           64,639

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (11,969)            (713)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (16,357)         (10,308)

   Interfund and net transfers (to) from general account                                      (943,268)         991,954

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (970,205)       1,045,572

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (784,272)         901,477

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     748,432     $  1,532,704

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        118

Midland National Life Insurance Company

Separate Account C

ProFunds VP Small-Cap Growth

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     3,475 shares (cost $107,463)            $    113,365       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    113,365   Expenses:

                                            --------------

                                                                Administrative expense                               72

                                                                Mortality and expense risk                        4,790

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  4,862

                                                                                                          --------------

                                                            Net investment loss                                  (4,862)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     6,893

                                                            Change in net unrealized appreciation on

                                                                 investments                                     10,834

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    12,865

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     133,683      $   996,080

Net increase (decrease) in net assets resulting from operations                                 12,865          (27,808)

Capital shares transactions

   Net premiums                                                                                      -           64,733

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (8,638)             (75)

   Transfers of death benefits                                                                       -           (9,957)

   Transfers of other terminations                                                              (6,167)         (63,293)

   Interfund and net transfers to general account                                              (18,378)        (825,997)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (33,183)        (834,589)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (20,318)        (862,397)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     113,365     $    133,683

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        119

Midland National Life Insurance Company

Separate Account C

ProFunds VP Small-Cap Value

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     3,492 shares (cost $102,038)            $    106,206       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    106,206   Expenses:

                                            --------------

                                                                Administrative expense                               45

                                                                Mortality and expense risk                        4,595

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  4,640

                                                                                                          --------------

                                                            Net investment loss                                  (4,640)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    13,309

                                                            Change in net unrealized appreciation on

                                                                 investments                                     10,218

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    18,887

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $      98,851     $    284,341

Net increase (decrease) in net assets resulting from operations                                 18,887          (30,028)

Capital shares transactions

   Net premiums                                                                                      1           57,445

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (21,784)         (25,495)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (7,196)         (10,221)

   Interfund and net transfers from (to) general account                                        17,447         (177,191)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (11,532)        (155,462)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                          7,355         (185,490)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     106,206      $    98,851

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        120

Midland National Life Insurance Company

Separate Account C

ProFunds VP Technology

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     6,904 shares (cost $123,180)            $    126,347       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    126,347   Expenses:

                                            --------------

                                                                Administrative expense                               60

                                                                Mortality and expense risk                        9,027

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  9,087

                                                                                                          --------------

                                                            Net investment loss                                  (9,087)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    11,767

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (21,456)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $    (18,776)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     208,258      $   286,738

Net decrease in net assets resulting from operations                                           (18,776)         (17,891)

Capital shares transactions

   Net premiums                                                                                     62            1,182

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (8,619)              (1)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (6,267)          (7,378)

   Interfund and net transfers to general account                                              (48,311)         (54,392)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (63,135)         (60,589)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (81,911)         (78,480)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     126,347      $   208,258

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        121

Midland National Life Insurance Company

Separate Account C

ProFunds VP Telecommunications

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     8,562 shares (cost $73,181)              $    71,493       Dividend income                              $      751

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    751

                                                                                                          --------------

Net assets                                    $    71,493   Expenses:

                                            --------------

                                                                Administrative expense                               42

                                                                Mortality and expense risk                        3,442

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  3,484

                                                                                                          --------------

                                                            Net investment loss                                  (2,733)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    10,952

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (357)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     7,862

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                           $     28,624      $    40,645

Net increase (decrease) in net assets resulting from operations                                  7,862          (15,191)

Capital shares transactions

   Net premiums                                                                                     39              623

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (3,521)               -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (2,444)            (793)

   Interfund and net transfers from general account                                             40,933            3,340

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                 35,007            3,170

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                         42,869          (12,021)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $      71,493      $    28,624

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        122

Midland National Life Insurance Company

Separate Account C

ProFunds VP U.S. Government Plus

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     11,525 shares (cost $275,830)            $   264,950       Dividend income                              $        -

                                                                Capital gains distributions                     274,213

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                274,213

                                                                                                          --------------

Net assets                                    $   264,950   Expenses:

                                            --------------

                                                                Administrative expense                              634

                                                                Mortality and expense risk                       26,499

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 27,133

                                                                                                          --------------

                                                            Net investment income                               247,080

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                 (112,738)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (47,079)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    87,263

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,331,177     $    561,226

Net increase in net assets resulting from operations                                            87,263          488,879

Capital shares transactions

   Net premiums                                                                                    756            8,173

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (82,862)         (41,018)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (22,476)         (26,399)

   Interfund and net transfers (to) from general account                                    (1,048,908)         340,316

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,153,490)         281,072

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                     (1,066,227)         769,951

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     264,950    $   1,331,177

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        123

Midland National Life Insurance Company

Separate Account C

ProFunds VP UltraBull

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     121,115 shares (cost $1,315,949)        $  1,625,357       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $  1,625,357   Expenses:

                                            --------------

                                                                Administrative expense                              179

                                                                Mortality and expense risk                       38,458

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 38,637

                                                                                                          --------------

                                                            Net investment loss                                 (38,637)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    86,483

                                                            Change in net unrealized appreciation on

                                                                 investments                                    190,753

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $   238,599

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     730,987     $  2,996,271

Net increase (decrease) in net assets resulting from operations                                238,599         (706,527)

Capital shares transactions

   Net premiums                                                                                      -           23,720

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (8,585)         (42,075)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (10,846)         (94,731)

   Interfund and net transfers from (to) general account                                       675,202       (1,445,671)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     655,771       (1,558,757)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        894,370       (2,265,284)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,625,357      $   730,987

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        124

Midland National Life Insurance Company

Separate Account C

ProFunds VP UltraMid-Cap

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     14,400 shares (cost $437,324)            $   452,733       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   452,733   Expenses:

                                            --------------

                                                                Administrative expense                              309

                                                                Mortality and expense risk                       17,153

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 17,462

                                                                                                          --------------

                                                            Net investment loss                                 (17,462)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   147,426

                                                            Change in net unrealized appreciation on

                                                                 investments                                      7,840

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    137,804

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     338,096     $    960,431

Net increase (decrease) in net assets resulting from operations                                137,804         (113,507)

Capital shares transactions

   Net premiums                                                                                     59            4,904

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (8,577)         (22,433)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (24,458)         (41,070)

   Interfund and net transfers from (to) general account                                         9,809         (450,229)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (23,167)        (508,828)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        114,637         (622,335)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     452,733      $   338,096

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        125

Midland National Life Insurance Company

Separate Account C

ProFunds VP Ultra NASDAQ-100

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     9,031 shares (cost $248,367)             $   259,826       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   259,826   Expenses:

                                            --------------

                                                                Administrative expense                              119

                                                                Mortality and expense risk                        6,777

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  6,896

                                                                                                          --------------

                                                            Net investment loss                                  (6,896)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    61,339

                                                            Change in net unrealized appreciation on

                                                                 investments                                     15,839

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    70,282

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     128,135      $   309,784

Net increase (decrease) in net assets resulting from operations                                 70,282          (57,984)

Capital shares transactions

   Net premiums                                                                                      -            6,833

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                        (393)         (44,907)

   Transfers of death benefits                                                                 (22,060)               -

   Transfers of other terminations                                                              (8,838)         (14,495)

   Interfund and net transfers from (to) general account                                        92,700          (71,096)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      61,409         (123,665)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        131,691         (181,649)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     259,826     $    128,135

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        126

Midland National Life Insurance Company

Separate Account C

ProFunds VP UltraShort Dow30

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     74,274 shares (cost $337,789)           $    247,331       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    247,331   Expenses:

                                            --------------

                                                                Administrative expense                              328

                                                                Mortality and expense risk                        9,516

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  9,844

                                                                                                          --------------

                                                            Net investment loss                                  (9,844)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                  (41,730)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (30,199)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $    (81,773)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     302,485     $    478,261

Net decrease in net assets resulting from operations                                           (81,773)        (340,823)

Capital shares transactions

   Net premiums                                                                                    355          163,853

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -          (74,934)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (24,621)         (42,550)

   Interfund and net transfers from general account                                             50,885          118,678

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                 26,619          165,047

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (55,154)        (175,776)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     247,331      $   302,485

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        127

Midland National Life Insurance Company

Separate Account C

ProFunds VP UltraShort NASDAQ-100

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     70,466 shares (cost $329,595)            $   257,904       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   257,904   Expenses:

                                            --------------

                                                                Administrative expense                              182

                                                                Mortality and expense risk                        7,572

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  7,754

                                                                                                          --------------

                                                            Net investment loss                                  (7,754)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                  (75,280)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (38,473)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $   (121,507)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     407,820    $   1,670,172

Net decrease in net assets resulting from operations                                          (121,507)        (243,939)

Capital shares transactions

   Net premiums                                                                                    362            4,622

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (1,401)         (65,416)

   Transfers of death benefits                                                                     (96)               -

   Transfers of other terminations                                                             (10,435)         (19,129)

   Interfund and net transfers to general account                                              (16,839)        (938,490)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (28,409)      (1,018,413)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (149,916)      (1,262,352)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     257,904      $   407,820

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        128

Midland National Life Insurance Company

Separate Account C

ProFunds VP UltraSmall-Cap

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     17,157 shares (cost $214,079)            $   228,879       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   228,879   Expenses:

                                            --------------

                                                                Administrative expense                              208

                                                                Mortality and expense risk                        5,906

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  6,114

                                                                                                          --------------

                                                            Net investment loss                                  (6,114)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   128,858

                                                            Change in net unrealized appreciation on

                                                                 investments                                     16,820

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    139,564

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                           $     55,235     $    931,565

Net increase in net assets resulting from operations                                           139,564          174,426

Capital shares transactions

   Net premiums                                                                                  5,705            1,570

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (20,710)          (7,447)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (12,209)         (26,142)

   Interfund and net transfers from (to) general account                                        61,294       (1,018,737)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      34,080       (1,050,756)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        173,644         (876,330)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     228,879      $    55,235

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        129

Midland National Life Insurance Company

Separate Account C

ProFunds VP Utilities

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     7,285 shares (cost $230,434)             $   230,786       Dividend income                             $     6,971

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  6,971

                                                                                                          --------------

Net assets                                    $   230,786   Expenses:

                                            --------------

                                                                Administrative expense                              266

                                                                Mortality and expense risk                        9,489

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  9,755

                                                                                                          --------------

                                                            Net investment loss                                  (2,784)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                    14,817

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (34,230)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $    (22,197)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     905,158     $    289,918

Net decrease in net assets resulting from operations                                           (22,197)         (20,946)

Capital shares transactions

   Net premiums                                                                                  3,613            1,146

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (10,510)         (14,022)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (8,678)         (13,840)

   Interfund and net transfers (to) from general account                                      (636,600)         662,902

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (652,175)         636,186

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (674,372)         615,240

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     230,786     $    905,158

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        130

Midland National Life Insurance Company

Separate Account C

Van Eck Worldwide Insurance Trust Global Hard Assets Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     521,520 shares (cost $17,431,182)      $  15,156,813       Dividend income                             $    96,075

                                                                Capital gains distributions                   1,374,035

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                              1,470,110

                                                                                                          --------------

Net assets                                  $  15,156,813   Expenses:

                                            --------------

                                                                Administrative expense                            9,967

                                                                Mortality and expense risk                      266,762

                                                                Contract maintenance charge                       1,209

                                                                                                          --------------

                                                                                                                277,938

                                                                                                          --------------

                                                            Net investment income                             1,192,172

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                 (529,074)

                                                            Change in net unrealized appreciation on

                                                                 investments                                   (524,412)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    138,686

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   16,260,669     $ 20,767,055

Net increase (decrease) in net assets resulting from operations                                138,686       (3,929,006)

Capital shares transactions

   Net premiums                                                                              1,209,527        2,747,002

   Transfers of policy loans                                                                    (4,097)          (8,603)

   Transfers of surrenders                                                                  (1,610,071)      (1,975,387)

   Transfers of death benefits                                                                 (38,112)        (154,585)

   Transfers of other terminations                                                            (495,653)        (828,360)

   Interfund and net transfers to general account                                             (304,136)        (357,447)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                             (1,242,542)        (577,380)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                (1,103,856)      (4,506,386)

                                                                                       ----------------   --------------

Net assets at end of year                                                              $    15,156,813    $  16,260,669

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        131

Midland National Life Insurance Company

Separate Account C

Van Eck Worldwide Insurance Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     544,044 shares (cost $6,816,980)        $  7,344,589       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $  7,344,589   Expenses:

                                            --------------

                                                                Administrative expense                            1,470

                                                                Mortality and expense risk                       59,549

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 61,019

                                                                                                          --------------

                                                            Net investment loss                                 (61,019)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                 (100,300)

                                                            Change in net unrealized appreciation on

                                                                 investments                                  1,232,229

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                   $   1,070,910

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    2,818,092     $  4,386,760

Net increase (decrease) in net assets resulting from operations                              1,070,910       (1,497,843)

Capital shares transactions

   Net premiums                                                                                220,395          517,341

   Transfers of policy loans                                                                    (5,363)          (2,908)

   Transfers of surrenders                                                                    (378,024)        (305,982)

   Transfers of death benefits                                                                       -          (22,961)

   Transfers of other terminations                                                            (141,021)        (156,781)

   Interfund and net transfers from (to) general account                                     3,759,600          (99,534)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                   3,455,587          (70,825)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                      4,526,497       (1,568,668)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   7,344,589     $  2,818,092

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        132

Midland National Life Insurance Company

Separate Account C

Van Eck Worldwide Insurance Global Bond Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     256,330 shares (cost $2,966,034)        $  3,055,458       Dividend income                             $    45,972

                                                                Capital gains distributions                      28,997

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 74,969

                                                                                                          --------------

Net assets                                   $  3,055,458   Expenses:

                                            --------------

                                                                Administrative expense                              871

                                                                Mortality and expense risk                       46,126

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 46,997

                                                                                                          --------------

                                                            Net investment income                                27,972

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (3,672)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    107,060

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    131,360

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   3,067,936    $   1,489,311

Net increase in net assets resulting from operations                                           131,360          160,074

Capital shares transactions

   Net premiums                                                                                 98,405          578,425

   Transfers of policy loans                                                                   (15,552)          30,850

   Transfers of surrenders                                                                    (277,773)        (690,671)

   Transfers of death benefits                                                                  (3,245)         (33,624)

   Transfers of other terminations                                                            (111,105)        (188,637)

   Interfund and net transfers from general account                                            165,432        1,722,208

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (143,838)       1,418,551

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                        (12,478)       1,578,625

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   3,055,458     $  3,067,936

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        133

Midland National Life Insurance Company

Separate Account C

Janus Aspen Series Global Technology Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,356 shares (cost $7,893)               $     8,355       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     8,355     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           48

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     48

                                                                                                          --------------

                                                            Net investment loss                                     (48)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                         3

                                                            Change in net unrealized appreciation on

                                                                 investments                                        462

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      417

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                417

Capital shares transactions

   Net premiums                                                                                                   7,939

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                    (1)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   7,938

                                                                                                          --------------

Total increase in net assets                                                                                      8,355

                                                                                                          --------------

Net assets at end of year                                                                                   $     8,355

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        134

Midland National Life Insurance Company

Separate Account C

Janus Aspen Series Worldwide Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     58 shares (cost $1,672)                  $     1,769       Dividend income                              $        -

                                                                Capital gains distributions                           7

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      7

                                                                                                          --------------

Net assets                                    $     1,769     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            5

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      5

                                                                                                          --------------

                                                            Net investment income                                     2

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                         97

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       99

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 99

Capital shares transactions

   Net premiums                                                                                                   1,670

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   1,670

                                                                                                          --------------

Total increase in net assets                                                                                      1,769

                                                                                                          --------------

Net assets at end of year                                                                                   $     1,769

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        135

Midland National Life Insurance Company

Separate Account C

Janus Aspen Series Perkins Mid Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     9,068 shares (cost $139,188)           $     141,191       Dividend income                              $       94

                                                                Capital gains distributions                         496

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    590

                                                                                                          --------------

Net assets                                  $     141,191     Expenses

                                            --------------

                                                                Administrative expense                                1

                                                                Mortality and expense risk                          278

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    279

                                                                                                          --------------

                                                            Net investment income                                   311

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                      (47)

                                                            Change in net unrealized appreciation on

                                                                 investments                                      2,003

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     2,267

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              2,267

Capital shares transactions

   Net premiums                                                                                                 138,818

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                       (1,488)

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (1,150)

   Interfund and net transfers from general account                                                               2,744

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 138,924

                                                                                                          --------------

Total increase in net assets                                                                                    141,191

                                                                                                          --------------

Net assets at end of year                                                                                 $     141,191

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        136

Midland National Life Insurance Company

Separate Account C

Janus Aspen Series Perkins Balanced Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     6,185 shares (cost $176,589)            $    175,790       Dividend income                             $     3,937

                                                                Capital gains distributions                       2,716

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  6,653

                                                                                                          --------------

Net assets                                   $    175,790     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          804

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    804

                                                                                                          --------------

                                                            Net investment income                                 5,849

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                      (86)

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (799)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     4,964

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              4,964

Capital shares transactions

   Net premiums                                                                                                 171,574

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (702)

   Interfund and net transfers to general account                                                                   (46)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 170,826

                                                                                                          --------------

Total increase in net assets                                                                                    175,790

                                                                                                          --------------

Net assets at end of year                                                                                  $    175,790

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        137

Midland National Life Insurance Company

Separate Account C

Janus Aspen Series Perkins Flexible Bond Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     10,668 shares (cost $145,228)           $    144,655       Dividend income                              $      157

                                                                Capital gains distributions                       1,602

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,759

                                                                                                          --------------

Net assets                                   $    144,655     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          565

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    565

                                                                                                          --------------

                                                            Net investment income                                 1,194

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                       580

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (573)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $      1,201

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,201

Capital shares transactions

   Net premiums                                                                                                  92,963

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (1,505)

   Interfund and net transfers from general account                                                              51,996

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 143,454

                                                                                                          --------------

Total increase in net assets                                                                                    144,655

                                                                                                          --------------

Net assets at end of year                                                                                  $    144,655

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        138

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust Total Return Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     3,654,774 shares (cost $41,527,461)    $  42,212,643       Dividend income                           $   1,119,510

                                                                Capital gains distributions                     829,386

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                              1,948,896

                                                                                                          --------------

Net assets                                  $  42,212,643   Expenses:

                                            --------------

                                                                Administrative expense                           16,682

                                                                Mortality and expense risk                      715,919

                                                                Contract maintenance charge                         999

                                                                                                          --------------

                                                                                                                733,600

                                                                                                          --------------

                                                            Net investment income                             1,215,296

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   750,883

                                                            Change in net unrealized appreciation on

                                                                 investments                                  1,221,719

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  3,187,898

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   40,725,603     $ 37,862,526

Net increase in net assets resulting from operations                                         3,187,898          796,698

Capital shares transactions

   Net premiums                                                                              3,368,168        2,299,718

   Transfers of policy loans                                                                    (9,880)         (19,318)

   Transfers of surrenders                                                                  (4,610,986)      (2,972,747)

   Transfers of death benefits                                                                (282,596)        (433,282)

   Transfers of other terminations                                                          (1,853,703)      (1,623,372)

   Interfund and net transfers from general account                                          1,688,139        4,815,380

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,700,858)       2,066,379

                                                                                       ----------------   --------------

Total increase in net assets                                                                 1,487,040        2,863,077

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   42,212,643     $ 40,725,603

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        139

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust Low Duration Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,018,425 shares (cost $10,808,305)    $  10,978,617       Dividend income                            $    168,463

                                                                Capital gains distributions                      11,307

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                179,770

                                                                                                          --------------

Net assets                                  $  10,978,617   Expenses:

                                            --------------

                                                                Administrative expense                            1,174

                                                                Mortality and expense risk                      232,813

                                                                Contract maintenance charge                          43

                                                                                                          --------------

                                                                                                                234,030

                                                                                                          --------------

                                                            Net investment loss                                 (54,260)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   163,831

                                                            Change in net unrealized appreciation on

                                                                 investments                                    187,990

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    297,561

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    6,138,598     $  7,768,442

Net increase (decrease) in net assets resulting from operations                                297,561          (57,112)

Capital shares transactions

   Net premiums                                                                              2,969,295          380,325

   Transfers of policy loans                                                                        (3)              (2)

   Transfers of surrenders                                                                    (719,670)        (357,435)

   Transfers of death benefits                                                                       -          (68,153)

   Transfers of other terminations                                                            (373,669)        (315,682)

   Interfund and net transfers from (to) general account                                     2,666,505       (1,211,785)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                   4,542,458       (1,572,732)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                      4,840,019       (1,629,844)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   10,978,617     $  6,138,598

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        140

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust High Yield Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,300,128 shares (cost $18,018,096)    $  18,539,028       Dividend income                           $   1,117,203

                                                                Capital gains distributions                       3,209

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                              1,120,412

                                                                                                          --------------

Net assets                                  $  18,539,028   Expenses:

                                            --------------

                                                                Administrative expense                            9,871

                                                                Mortality and expense risk                      364,411

                                                                Contract maintenance charge                         304

                                                                                                          --------------

                                                                                                                374,586

                                                                                                          --------------

                                                            Net investment income                               745,826

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   691,294

                                                            Change in net unrealized appreciation on

                                                                 investments                                    707,853

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $  2,144,973

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   22,869,229    $  17,908,306

Net increase in net assets resulting from operations                                         2,144,973          129,202

Capital shares transactions

   Net premiums                                                                                698,166          800,876

   Transfers of policy loans                                                                        64           (2,302)

   Transfers of surrenders                                                                  (1,308,625)      (1,057,406)

   Transfers of death benefits                                                                 (46,665)        (213,835)

   Transfers of other terminations                                                            (757,508)        (686,974)

   Interfund and net transfers (to) from general account                                    (5,060,606)       5,991,362

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                  (6,475,174)       4,831,721

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                     (4,330,201)       4,960,923

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   18,539,028     $ 22,869,229

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        141

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust Real Return Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     494,170 shares (cost $7,139,880)        $  7,041,927       Dividend income                            $    124,037

                                                                Capital gains distributions                     339,255

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                463,292

                                                                                                          --------------

Net assets                                   $  7,041,927   Expenses:

                                            --------------

                                                                Administrative expense                            3,556

                                                                Mortality and expense risk                      118,769

                                                                Contract maintenance charge                         516

                                                                                                          --------------

                                                                                                                122,841

                                                                                                          --------------

                                                            Net investment income                               340,451

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                   150,870

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (37,005)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    454,316

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    6,979,131     $  6,043,790

Net increase in net assets resulting from operations                                           454,316          703,904

Capital shares transactions

   Net premiums                                                                              1,225,914          386,998

   Transfers of policy loans                                                                    (8,717)             685

   Transfers of surrenders                                                                    (692,588)        (825,977)

   Transfers of death benefits                                                                  (8,792)         (20,116)

   Transfers of other terminations                                                            (183,345)        (357,475)

   Interfund and net transfers (to) from general account                                      (723,992)       1,047,322

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (391,520)         231,437

                                                                                       ----------------   --------------

Total increase in net assets                                                                    62,796          935,341

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    7,041,927    $   6,979,131

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        142

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust All Asset Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     304,338 shares (cost $3,393,408)        $  3,493,802       Dividend income                            $    145,971

                                                                Capital gains distributions                       9,878

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                155,849

                                                                                                          --------------

Net assets                                   $  3,493,802   Expenses:

                                            --------------

                                                                Administrative expense                              462

                                                                Mortality and expense risk                       72,037

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 72,499

                                                                                                          --------------

                                                            Net investment income                                83,350

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    49,579

                                                            Change in net unrealized appreciation on

                                                                 investments                                    195,402

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    328,331

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,927,813     $  1,404,847

Net increase (decrease) in net assets resulting from operations                                328,331          (33,316)

Capital shares transactions

   Net premiums                                                                                459,104            6,568

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (48,008)         (59,245)

   Transfers of death benefits                                                                       -          (16,976)

   Transfers of other terminations                                                            (181,496)         (52,081)

   Interfund and net transfers from general account                                          1,008,058          678,016

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                              1,237,658          556,282

                                                                                       ----------------   --------------

Total increase in net assets                                                                 1,565,989          522,966

                                                                                       ----------------   --------------

Net assets at end of year                                                                $   3,493,802    $   1,927,813

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        143

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust Global Multi-Asset Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     5,797 shares (cost $72,582)              $    73,969       Dividend income                              $      267

                                                                Capital gains distributions                       1,154

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,421

                                                                                                          --------------

Net assets                                    $    73,969     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          429

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    429

                                                                                                          --------------

                                                            Net investment income                                   992

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                      (19)

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,387

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     2,360

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              2,360

Capital shares transactions

   Net premiums                                                                                                  61,990

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (229)

   Interfund and net transfers from general account                                                               9,848

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  71,609

                                                                                                          --------------

Total increase in net assets                                                                                     73,969

                                                                                                          --------------

Net assets at end of year                                                                                   $    73,969

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        144

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust Short-Term Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     105,820 shares (cost $1,089,998)        $  1,088,890       Dividend income                             $     1,973

                                                                Capital gains distributions                       1,647

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  3,620

                                                                                                          --------------

Net assets                                   $  1,088,890     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        3,089

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  3,089

                                                                                                          --------------

                                                            Net investment income                                   531

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                       658

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (1,108)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       81

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 81

Capital shares transactions

   Net premiums                                                                                               1,301,020

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                              (77,515)

   Interfund and net transfers to general account                                                              (134,696)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                               1,088,809

                                                                                                          --------------

Total increase in net assets                                                                                  1,088,890

                                                                                                          --------------

Net assets at end of year                                                                                  $  1,088,890

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        145

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     16,561 shares (cost $248,715)           $    253,713       Dividend income                              $        -

                                                                Capital gains distributions                       3,211

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  3,211

                                                                                                          --------------

Net assets                                   $    253,713     Expenses

                                            --------------

                                                                Administrative expense                                1

                                                                Mortality and expense risk                          907

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    908

                                                                                                          --------------

                                                            Net investment income                                 2,303

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       836

                                                            Change in net unrealized appreciation on

                                                                 investments                                      4,998

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     8,137

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              8,137

Capital shares transactions

   Net premiums                                                                                                 107,410

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                         (785)

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                             138,951

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 245,576

                                                                                                          --------------

Total increase in net assets                                                                                    253,713

                                                                                                          --------------

Net assets at end of year                                                                                  $    253,713

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        146

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust Global (Unhedged) Bond Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     13,407 shares (cost $197,957)           $    183,949       Dividend income                             $    10,552

                                                                Capital gains distributions                         579

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 11,131

                                                                                                          --------------

Net assets                                   $    183,949     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          589

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    589

                                                                                                          --------------

                                                            Net investment income                                10,542

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                         3

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (14,008)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $    (3,463)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                             (3,463)

Capital shares transactions

   Net premiums                                                                                                  45,416

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                             141,996

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 187,412

                                                                                                          --------------

Total increase in net assets                                                                                    183,949

                                                                                                          --------------

Net assets at end of year                                                                                  $    183,949

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        147

Midland National Life Insurance Company

Separate Account C

PIMCO Variable Insurance Trust Commodity Real Return Strategy Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     31,144 shares (cost $236,963)           $    224,551       Dividend income                             $     6,748

                                                                Capital gains distributions                       1,825

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  8,573

                                                                                                          --------------

Net assets                                   $    224,551     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          712

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    712

                                                                                                          --------------

                                                            Net investment income                                 7,861

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                        58

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (12,412)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $    (4,493)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                             (4,493)

Capital shares transactions

   Net premiums                                                                                                 223,648

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                         (768)

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (1,136)

   Interfund and net transfers from general account                                                               7,300

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 229,044

                                                                                                          --------------

Total increase in net assets                                                                                    224,551

                                                                                                          --------------

Net assets at end of year                                                                                  $    224,551

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        148

Midland National Life Insurance Company

Separate Account C

Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     153,981 shares (cost $1,914,177)       $   1,957,104       Dividend income                             $    23,247

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 23,247

                                                                                                          --------------

Net assets                                  $   1,957,104   Expenses:

                                            --------------

                                                                Administrative expense                            1,159

                                                                Mortality and expense risk                       38,957

                                                                Contract maintenance charge                          70

                                                                                                          --------------

                                                                                                                 40,186

                                                                                                          --------------

                                                            Net investment loss                                 (16,939)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    51,825

                                                            Change in net unrealized appreciation on

                                                                 investments                                     91,567

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    126,453

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,981,673    $   4,161,507

Net increase (decrease) in net assets resulting from operations                                126,453         (497,738)

Capital shares transactions

   Net premiums                                                                                 20,491           85,176

   Transfers of policy loans                                                                    (1,405)          (1,319)

   Transfers of surrenders                                                                    (263,388)        (236,241)

   Transfers of death benefits                                                                 (15,890)         (38,999)

   Transfers of other terminations                                                             (86,283)         (89,297)

   Interfund and net transfers from general account                                            195,453       (1,401,416)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (151,022)      (1,682,096)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                   (24,569)      (2,179,834)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,957,104    $   1,981,673

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        149

Midland National Life Insurance Company

Separate Account C

Goldman Sachs Variable Insurance Trust Large Cap Value Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     106,644 shares (cost $1,132,490)       $   1,147,487       Dividend income                             $     4,417

                                                                Capital gains distributions                       7,804

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 12,221

                                                                                                          --------------

Net assets                                  $   1,147,487   Expenses:

                                            --------------

                                                                Administrative expense                              175

                                                                Mortality and expense risk                        5,095

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  5,270

                                                                                                          --------------

                                                            Net investment income                                 6,951

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    44,629

                                                            Change in net unrealized appreciation on

                                                                 investments                                     39,498

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    91,078

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,282,843      $   290,585

Net increase in net assets resulting from operations                                            91,078           27,243

Capital shares transactions

   Net premiums                                                                                  2,799           15,168

   Transfers of policy loans                                                                       486              416

   Transfers of surrenders                                                                     (73,080)          (7,209)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (32,236)         (14,122)

   Interfund and net transfers (to) from general account                                      (124,403)         970,762

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (226,434)         965,015

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                       (135,356)         992,258

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,147,487     $  1,282,843

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        150

Midland National Life Insurance Company

Separate Account C

Goldman Sachs Variable Insurance Trust Mid Cap Value Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     379,532 shares (cost $5,350,764)        $  5,818,233       Dividend income                             $    66,842

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 66,842

                                                                                                          --------------

Net assets                                   $  5,818,233   Expenses:

                                            --------------

                                                                Administrative expense                            1,966

                                                                Mortality and expense risk                       83,166

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 85,132

                                                                                                          --------------

                                                            Net investment loss                                 (18,290)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                   132,485

                                                            Change in net unrealized appreciation on

                                                                 investments                                    752,937

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    867,132

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $   5,092,088     $  5,402,048

Net increase (decrease) in net assets resulting from operations                                867,132         (485,594)

Capital shares transactions

   Net premiums                                                                                458,919          777,971

   Transfers of policy loans                                                                      (962)          (9,002)

   Transfers of surrenders                                                                    (451,283)        (341,613)

   Transfers of death benefits                                                                 (32,654)         (61,684)

   Transfers of other terminations                                                            (223,880)        (211,551)

   Interfund and net transfers from general account                                            108,873           21,513

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (140,987)         175,634

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        726,145         (309,960)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    5,818,233     $  5,092,088

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        151

Midland National Life Insurance Company

Separate Account C

Neuberger Berman AMT Small-Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     26,470 shares (cost $339,845)            $   349,405       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   349,405   Expenses:

                                            --------------

                                                                Administrative expense                              175

                                                                Mortality and expense risk                        6,256

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  6,431

                                                                                                          --------------

                                                            Net investment loss                                  (6,431)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     7,005

                                                            Change in net unrealized appreciation on

                                                                 investments                                     37,329

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    37,903

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     480,184     $  1,965,677

Net increase (decrease) in net assets resulting from operations                                 37,903         (273,022)

Capital shares transactions

   Net premiums                                                                                 11,139           71,715

   Transfers of policy loans                                                                        (2)              75

   Transfers of surrenders                                                                     (67,583)        (171,537)

   Transfers of death benefits                                                                       -           (4,690)

   Transfers of other terminations                                                             (19,640)         (86,887)

   Interfund and net transfers to general account                                              (92,596)      (1,021,147)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (168,682)      (1,212,471)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (130,779)      (1,485,493)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     349,405     $    480,184

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        152

Midland National Life Insurance Company

Separate Account C

Neuberger Berman AMT Mid Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     19,441 shares (cost $560,578)           $    587,113       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    587,113   Expenses:

                                            --------------

                                                                Administrative expense                              269

                                                                Mortality and expense risk                        9,818

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 10,087

                                                                                                          --------------

                                                            Net investment loss                                 (10,087)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    17,574

                                                            Change in net unrealized appreciation on

                                                                 investments                                     42,651

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    50,138

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     494,753    $   1,906,291

Net increase (decrease) in net assets resulting from operations                                 50,138          (28,271)

Capital shares transactions

   Net premiums                                                                                163,731           84,187

   Transfers of policy loans                                                                         -               93

   Transfers of surrenders                                                                     (57,571)        (150,309)

   Transfers of death benefits                                                                  (4,094)               -

   Transfers of other terminations                                                             (12,897)         (59,106)

   Interfund and net transfers to general account                                              (46,947)      (1,258,132)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      42,222       (1,383,267)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                         92,360       (1,411,538)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     587,113      $   494,753

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        153

Midland National Life Insurance Company

Separate Account C

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     7,591 shares (cost $100,350)             $    91,774       Dividend income                              $      604

                                                                Capital gains distributions                      26,004

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 26,608

                                                                                                          --------------

Net assets                                    $    91,774   Expenses:

                                            --------------

                                                                Administrative expense                               29

                                                                Mortality and expense risk                        1,204

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  1,233

                                                                                                          --------------

                                                            Net investment income                                25,375

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                   (1,553)

                                                            Change in net unrealized appreciation on

                                                                 investments                                    (11,303)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $     12,519

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                           $     90,083     $    346,183

Net increase (decrease) in net assets resulting from operations                                 12,519           (3,315)

Capital shares transactions

   Net premiums                                                                                    170              278

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                        (880)            (670)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                (292)          (5,090)

   Interfund and net transfers to general account                                               (9,826)        (247,303)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                (10,828)        (252,785)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                          1,691         (256,100)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $      91,774      $    90,083

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        154

Midland National Life Insurance Company

Separate Account C

Credit Suisse Trust International Equity Flex II Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     0 shares (cost $0)                        $        -       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                     $        -   Expenses:

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            -

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      -

                                                                                                          --------------

                                                            Net investment income                                     -

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                          -

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $        -

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                            $         -      $    31,378

Net decrease in net assets resulting from operations                                                 -           (4,454)

Capital shares transactions

   Net premiums                                                                                      -            2,999

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -               (3)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                   -             (746)

   Interfund and net transfers to general account                                                    -          (29,174)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                      -          (26,924)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                         -          (31,378)

                                                                                       ----------------   --------------

Net assets at end of year                                                                  $         -       $        -

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        155

Midland National Life Insurance Company

Separate Account C

Credit Suisse Trust U.S. Equity Flex II Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     0 shares (cost $0)                        $        -       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                     $        -   Expenses:

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            -

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      -

                                                                                                          --------------

                                                            Net investment income                                     -

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                          -

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $        -

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                            $         -     $    121,281

Net decrease in net assets resulting from operations                                                 -          (16,591)

Capital shares transactions

   Net premiums                                                                                      -                2

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -               (4)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                                   -           (2,362)

   Interfund and net transfers to general account                                                    -         (102,326)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                      -         (104,690)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                         -         (121,281)

                                                                                       ----------------   --------------

Net assets at end of year                                                                  $         -       $        -

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        156

Midland National Life Insurance Company

Separate Account C

Dreyfus Variable Insurance Fund Appreciation Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     42,943 shares (cost $1,717,553)         $  1,728,449       Dividend income                             $    34,263

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 34,263

                                                                                                          --------------

Net assets                                   $  1,728,449   Expenses:

                                            --------------

                                                                Administrative expense                              347

                                                                Mortality and expense risk                       23,756

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 24,103

                                                                                                          --------------

                                                            Net investment income                                10,160

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                   123,453

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (3,893)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $    129,720

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $    1,591,230     $  1,686,774

Net increase (decrease) in net assets resulting from operations                                129,720          (56,348)

Capital shares transactions

   Net premiums                                                                                  2,463            4,366

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (77,916)        (122,722)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (29,529)         (29,902)

   Interfund and net transfers from general account                                            112,481          109,062

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                       7,499          (39,196)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        137,219          (95,544)

                                                                                       ----------------   --------------

Net assets at end of year                                                               $    1,728,449    $   1,591,230

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        157

Midland National Life Insurance Company

Separate Account C

Dreyfus Variable Insurance Fund International Value Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     11,026 shares (cost $110,446)           $    108,277       Dividend income                             $     2,870

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  2,870

                                                                                                          --------------

Net assets                                   $    108,277   Expenses:

                                            --------------

                                                                Administrative expense                               26

                                                                Mortality and expense risk                        2,577

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  2,603

                                                                                                          --------------

                                                            Net investment income                                   267

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (7,212)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     15,299

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     8,354

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $      89,631     $    122,768

Net increase (decrease) in net assets resulting from operations                                  8,354          (24,617)

Capital shares transactions

   Net premiums                                                                                    280              294

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (9,372)          (9,740)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (1,278)            (916)

   Interfund and net transfers from general account                                             20,662            1,842

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      10,292           (8,520)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                         18,646          (33,137)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     108,277      $    89,631

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        158

Midland National Life Insurance Company

Separate Account C

Dreyfus Variable Insurance Fund Socially Responsible Growth Fund, Inc.

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     964 shares (cost $30,391)               $     31,816       Dividend income                              $      578

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    578

                                                                                                          --------------

Net assets                                   $     31,816   Expenses:

                                            --------------

                                                                Administrative expense                               12

                                                                Mortality and expense risk                          843

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    855

                                                                                                          --------------

                                                            Net investment loss                                    (277)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (6,561)

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,425

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                    $     (5,413)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                             (5,413)

Capital shares transactions

   Net premiums                                                                                                      36

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (3,578)

   Interfund and net transfers from general account                                                              40,771

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  37,229

                                                                                                          --------------

Total increase in net assets                                                                                     31,816

                                                                                                          --------------

Net assets at end of year                                                                                  $     31,816

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        159

Midland National Life Insurance Company

Separate Account C

Direxion Insurance Trust HY Bond Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     6,819 shares (cost $106,509)            $    108,465       Dividend income                             $     7,810

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  7,810

                                                                                                          --------------

Net assets                                   $    108,465   Expenses:

                                            --------------

                                                                Administrative expense                               20

                                                                Mortality and expense risk                        3,743

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  3,763

                                                                                                          --------------

                                                            Net investment income                                 4,047

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     2,325

                                                            Change in net unrealized appreciation on

                                                                 investments                                      3,183

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     9,555

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     163,169     $    161,172

Net increase (decrease) in net assets resulting from operations                                  9,555             (652)

Capital shares transactions

   Net premiums                                                                                      -               21

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -          (57,894)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (2,592)          (3,183)

   Interfund and net transfers (to) from general account                                       (61,667)          63,705

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                     (64,259)           2,649

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                        (54,704)           1,997

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     108,465     $    163,169

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        160

Midland National Life Insurance Company

Separate Account C

Invesco Van Kampen Variable Insurance Fund Growth & Income Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     40,400 shares (cost $719,614)           $    809,213       Dividend income                            $     10,313

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 10,313

                                                                                                          --------------

Net assets                                   $    809,213   Expenses:

                                            --------------

                                                                Administrative expense                              166

                                                                Mortality and expense risk                       19,970

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 20,136

                                                                                                          --------------

                                                            Net investment loss                                  (9,823)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    15,290

                                                            Change in net unrealized appreciation on

                                                                 investments                                     75,415

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    80,882

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     679,334      $   329,578

Net increase (decrease) in net assets resulting from operations                                 80,882          (83,399)

Capital shares transactions

   Net premiums                                                                                      1              169

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (18,525)         (29,599)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (16,109)         (32,441)

   Interfund and net transfers from general account                                             83,630          495,026

                                                                                       ----------------   --------------

     Net increase in net assets from capital share transactions                                 48,997          433,155

                                                                                       ----------------   --------------

Total increase in net assets                                                                   129,879          349,756

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     809,213      $   679,334

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        161

Midland National Life Insurance Company

Separate Account C

Invesco Van Kampen Variable Insurance Fund Value Opportunities Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     26,099 shares (cost $164,967)           $    184,520       Dividend income                            $      1,133

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,133

                                                                                                          --------------

Net assets                                   $    184,520   Expenses:

                                            --------------

                                                                Administrative expense                               69

                                                                Mortality and expense risk                        3,289

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  3,358

                                                                                                          --------------

                                                            Net investment loss                                  (2,225)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     6,345

                                                            Change in net unrealized appreciation on

                                                                 investments                                     12,751

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $     16,871

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $      81,720     $    143,020

Net increase (decrease) in net assets resulting from operations                                 16,871           (3,494)

Capital shares transactions

   Net premiums                                                                                     40                -

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (2,918)          (2,356)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (3,890)          (1,948)

   Interfund and net transfers from (to) general account                                        92,697          (53,502)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      85,929          (57,806)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        102,800          (61,300)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     184,520      $    81,720

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        162

Midland National Life Insurance Company

Separate Account C

Morgan Stanley Universal Institutional Funds Emerging Markets Debt Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     42,129 shares (cost $367,073)            $   398,540       Dividend income                             $     8,077

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  8,077

                                                                                                          --------------

Net assets                                    $   398,540   Expenses:

                                            --------------

                                                                Administrative expense                              183

                                                                Mortality and expense risk                        6,660

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  6,843

                                                                                                          --------------

                                                            Net investment income                                 1,234

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    10,658

                                                            Change in net unrealized appreciation on

                                                                 investments                                     29,255

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $     41,147

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     251,047      $   340,567

Net increase in net assets resulting from operations                                            41,147              759

Capital shares transactions

   Net premiums                                                                                  1,110            1,234

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (6,523)         (79,450)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (8,935)          (5,710)

   Interfund and net transfers (to) from general account                                       120,694           (6,353)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     106,346          (90,279)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        147,493          (89,520)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     398,540     $    251,047

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        163

Midland National Life Insurance Company

Separate Account C

Morgan Stanley Universal Institutional Funds Emerging Markets Equity Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     50,534 shares (cost $708,431)            $   756,994       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $   756,994   Expenses:

                                            --------------

                                                                Administrative expense                              361

                                                                Mortality and expense risk                       12,114

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                 12,475

                                                                                                          --------------

                                                            Net investment loss                                 (12,475)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                   (9,642)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     95,863

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    73,746

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     418,758    $   1,581,054

Net increase (decrease) in net assets resulting from operations                                 73,746         (307,639)

Capital shares transactions

   Net premiums                                                                                  1,457           56,863

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (28,560)         (27,347)

   Transfers of death benefits                                                                       -           (8,864)

   Transfers of other terminations                                                             (14,231)         (10,289)

   Interfund and net transfers from (to) general account                                       305,824         (865,020)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     264,490         (854,657)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        338,236       (1,162,296)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     756,994     $    418,758

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        164

Midland National Life Insurance Company

Separate Account C

Morgan Stanley Universal Institutional Funds Mid Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     23,489 shares (cost $243,970)            $   249,920       Dividend income                              $        -

                                                                Capital gains distributions                      36,912

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 36,912

                                                                                                          --------------

Net assets                                    $   249,920   Expenses:

                                            --------------

                                                                Administrative expense                              102

                                                                Mortality and expense risk                        8,224

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  8,326

                                                                                                          --------------

                                                            Net investment income                                28,586

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                   (4,047)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (2,551)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    21,988

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     386,996     $    688,148

Net increase (decrease) in net assets resulting from operations                                 21,988          (14,453)

Capital shares transactions

   Net premiums                                                                                      1            1,291

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                      (9,365)         (56,736)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (26,269)         (26,094)

   Interfund and net transfers to general account                                             (123,431)        (205,160)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                               (159,064)        (286,699)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                  (137,076)        (301,152)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     249,920      $   386,996

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        165

Midland National Life Insurance Company

Separate Account C

Morgan Stanley Universal Institutional Funds U.S. Mid Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     15,084 shares (cost $209,419)           $    223,391       Dividend income                              $      997

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    997

                                                                                                          --------------

Net assets                                   $    223,391   Expenses:

                                            --------------

                                                                Administrative expense                               59

                                                                Mortality and expense risk                        4,719

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  4,778

                                                                                                          --------------

                                                            Net investment loss                                  (3,781)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    10,950

                                                            Change in net unrealized appreciation on

                                                                 investments                                     12,052

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $     19,221

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     109,267     $    157,983

Net increase in net assets resulting from operations                                            19,221           53,505

Capital shares transactions

   Net premiums                                                                                    444            1,404

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (12,614)               -

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                              (8,373)          (4,095)

   Interfund and net transfers from (to) general account                                       115,446          (99,530)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                      94,903         (102,221)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        114,124          (48,716)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     223,391     $    109,267

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        166

Midland National Life Insurance Company

Separate Account C

Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     26,882 shares (cost $383,515)           $    417,203       Dividend income                             $     1,777

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,777

                                                                                                          --------------

Net assets                                   $    417,203   Expenses:

                                            --------------

                                                                Administrative expense                              466

                                                                Mortality and expense risk                        6,979

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  7,445

                                                                                                          --------------

                                                            Net investment loss                                  (5,668)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                    16,119

                                                            Change in net unrealized appreciation on

                                                                 investments                                     24,067

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    34,518

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                          $     201,715      $   222,824

Net increase in net assets resulting from operations                                            34,518            4,390

Capital shares transactions

   Net premiums                                                                                    199              662

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                     (17,873)         (11,551)

   Transfers of death benefits                                                                       -                -

   Transfers of other terminations                                                             (11,532)          (9,783)

   Interfund and net transfers from (to) general account                                       210,176           (4,827)

                                                                                       ----------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     180,970          (25,499)

                                                                                       ----------------   --------------

Total increase (decrease) in net assets                                                        215,488          (21,109)

                                                                                       ----------------   --------------

Net assets at end of year                                                                $     417,203     $    201,715

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        167

Midland National Life Insurance Company

Separate Account C

Northern Lights Variable Trust Adaptive Allocation Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,195,018 shares (cost $22,848,327)    $  21,620,926       Dividend income                            $    165,475

                                                                Capital gains distributions                     258,410

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                423,885

                                                                                                          --------------

Net assets                                  $  21,620,926   Expenses:

                                            --------------

                                                                Administrative expense                            9,611

                                                                Mortality and expense risk                      630,651

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                640,262

                                                                                                          --------------

                                                            Net investment loss                                (216,377)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                 (782,973)

                                                            Change in net unrealized appreciation on

                                                                 investments                                 (1,418,088)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                   $  (2,417,438)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                         $   36,214,488     $ 24,764,596

Net decrease in net assets resulting from operations                                        (2,417,438)      (2,589,722)

Capital shares transactions

   Net premiums                                                                                 30,764           49,092

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                  (3,254,483)      (2,784,606)

   Transfers of death benefits                                                                 (66,283)         (14,872)

   Transfers of other terminations                                                            (627,509)        (803,194)

   Interfund and net transfers to (from) general account                                    (8,258,613)      17,593,194

                                                                                       ----------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (12,176,124)      14,039,614

                                                                                       ----------------   --------------

Total (decrease) increase in net assets                                                    (14,593,562)      11,449,892

                                                                                       ----------------   --------------

Net assets at end of year                                                               $   21,620,926    $  36,214,488

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        168

Midland National Life Insurance Company

Separate Account C

Northern Lights Variable Trust Chariot Absolute Return All Opportunities Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Year Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     0 shares (cost $0)                        $        -       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                     $        -     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            -

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      -

                                                                                                          --------------

                                                            Net investment income                                     -

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                          -

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $        -

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

 Years Ended December 31, 2012 and 2011

                                                                                            2012              2011

Net assets at beginning of year                                                            $         -    $  11,219,989

Net decrease in net assets resulting from operations                                                 -         (202,346)

Capital shares transactions

   Net premiums                                                                                      -           18,271

   Transfers of policy loans                                                                         -                -

   Transfers of surrenders                                                                           -         (662,916)

   Transfers of death benefits                                                                       -          (19,838)

   Transfers of other terminations                                                                   -         (106,459)

   Interfund and net transfers to general account                                                    -      (10,246,701)

                                                                                       ----------------   --------------

     Net decrease in net assets from capital share transactions                                      -      (11,017,643)

                                                                                       ----------------   --------------

Total decrease in net assets                                                                         -      (11,219,989)

                                                                                       ----------------   --------------

Net assets at end of year                                                                  $         -       $        -

                                                                                       ----------------   --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        169

Midland National Life Insurance Company

Separate Account C

Northern Lights Variable Trust Power Income Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     10,739 shares (cost $110,934)           $    110,289       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $    110,289     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          233

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    233

                                                                                                          --------------

                                                            Net investment loss                                    (233)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                      (57)

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (644)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                      $     (934)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                               (934)

Capital shares transactions

   Net premiums                                                                                                 118,355

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                (7,132)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 111,223

                                                                                                          --------------

Total increase in net assets                                                                                    110,289

                                                                                                          --------------

Net assets at end of year                                                                                  $    110,289

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        170

Midland National Life Insurance Company

Separate Account C

AllianceBernstein Variable Products Series Real Estate Investment Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,940 shares (cost $22,771)              $    23,822       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $    23,822     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           29

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     29

                                                                                                          --------------

                                                            Net investment loss                                     (29)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         1

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,051

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     1,023

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,023

Capital shares transactions

   Net premiums                                                                                                  22,680

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                 119

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  22,799

                                                                                                          --------------

Total increase in net assets                                                                                     23,822

                                                                                                          --------------

Net assets at end of year                                                                                   $    23,822

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        171

Midland National Life Insurance Company

Separate Account C

AllianceBernstein Variable Products Series Dynamic Asset Allocation Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     612 shares (cost $6,287)                 $     6,427       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     6,427     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            9

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      9

                                                                                                          --------------

                                                            Net investment loss                                      (9)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                        141

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      132

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                132

Capital shares transactions

   Net premiums                                                                                                   6,295

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   6,295

                                                                                                          --------------

Total increase in net assets                                                                                      6,427

                                                                                                          --------------

Net assets at end of year                                                                                   $     6,427

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        172

Midland National Life Insurance Company

Separate Account C

AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     551 shares (cost $9,592)                 $     9,679       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     9,679     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            7

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      7

                                                                                                          --------------

                                                            Net investment loss                                      (7)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                         88

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       81

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 81

Capital shares transactions

   Net premiums                                                                                                   9,598

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   9,598

                                                                                                          --------------

Total increase in net assets                                                                                      9,679

                                                                                                          --------------

Net assets at end of year                                                                                   $     9,679

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        173

Midland National Life Insurance Company

Separate Account C

BlackRock Variable Series Fund, Inc. Basic Value Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,963 shares (cost $61,731)              $    63,230       Dividend income                              $        -

                                                                Capital gains distributions                         965

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    965

                                                                                                          --------------

Net assets                                    $    63,230     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          156

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    156

                                                                                                          --------------

                                                            Net investment income                                   809

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       420

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,499

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     2,728

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              2,728

Capital shares transactions

   Net premiums                                                                                                  48,150

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                              12,352

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  60,502

                                                                                                          --------------

Total increase in net assets                                                                                     63,230

                                                                                                          --------------

Net assets at end of year                                                                                   $    63,230

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        174

Midland National Life Insurance Company

Separate Account C

BlackRock Variable Series Fund, Inc. Capital Appreciation Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,061 shares (cost $9,228)               $     8,998       Dividend income                             $       110

                                                                Capital gains distributions                          56

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    166

                                                                                                          --------------

Net assets                                    $     8,998     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           48

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     48

                                                                                                          --------------

                                                            Net investment income                                   118

                                                            Realized and and change in unrealized losses

                                                              on investments

                                                            Net realized losses on investments                       (2)

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (230)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $      (114)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                               (114)

Capital shares transactions

   Net premiums                                                                                                   9,147

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                   (35)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   9,112

                                                                                                          --------------

Total increase in net assets                                                                                      8,998

                                                                                                          --------------

Net assets at end of year                                                                                   $     8,998

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        175

Midland National Life Insurance Company

Separate Account C

BlackRock Variable Series Fund, Inc. Equity Dividend Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     23,742 shares (cost $208,816)           $    212,494       Dividend income                              $      170

                                                                Capital gains distributions                       2,475

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  2,645

                                                                                                          --------------

Net assets                                   $    212,494     Expenses

                                            --------------

                                                                Administrative expense                                1

                                                                Mortality and expense risk                          932

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    933

                                                                                                          --------------

                                                            Net investment income                                 1,712

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                     (390)

                                                            Change in net unrealized appreciation on

                                                                 investments                                      3,677

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     4,999

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              4,999

Capital shares transactions

   Net premiums                                                                                                 190,910

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                       (1,548)

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (155)

   Interfund and net transfers from general account                                                              18,288

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 207,495

                                                                                                          --------------

Total increase in net assets                                                                                    212,494

                                                                                                          --------------

Net assets at end of year                                                                                  $    212,494

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        176

Midland National Life Insurance Company

Separate Account C

BlackRock Variable Series Fund, Inc. Global Allocation Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     34,229 shares (cost $484,332)            $   490,850       Dividend income                             $     1,582

                                                                Capital gains distributions                       7,142

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  8,724

                                                                                                          --------------

Net assets                                    $   490,850     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        2,059

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  2,059

                                                                                                          --------------

                                                            Net investment income                                 6,665

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     1,087

                                                            Change in net unrealized appreciation on

                                                                 investments                                      6,518

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    14,270

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                             14,270

Capital shares transactions

   Net premiums                                                                                                 527,894

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (280)

   Interfund and net transfers to general account                                                               (51,034)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 476,580

                                                                                                          --------------

Total increase in net assets                                                                                    490,850

                                                                                                          --------------

Net assets at end of year                                                                                   $   490,850

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        177

Midland National Life Insurance Company

Separate Account C

BlackRock Variable Series Fund, Inc. Large Cap Core Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     449 shares (cost $11,285)               $     11,429       Dividend income                              $        -

                                                                Capital gains distributions                         137

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    137

                                                                                                          --------------

Net assets                                   $     11,429     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           62

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     62

                                                                                                          --------------

                                                            Net investment income                                    75

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       152

                                                            Change in net unrealized appreciation on

                                                                 investments                                        145

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      372

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                372

Capital shares transactions

   Net premiums                                                                                                  13,373

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                (2,316)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  11,057

                                                                                                          --------------

Total increase in net assets                                                                                     11,429

                                                                                                          --------------

Net assets at end of year                                                                                  $     11,429

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        178

Midland National Life Insurance Company

Separate Account C

BlackRock Variable Series Fund, Inc. Large Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     538 shares (cost $6,714)                 $     6,179       Dividend income                              $      454

                                                                Capital gains distributions                          74

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    528

                                                                                                          --------------

Net assets                                    $     6,179     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           65

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     65

                                                                                                          --------------

                                                            Net investment income                                   463

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                      (34)

                                                            Change in net unrealized appreciation on

                                                                 investments                                       (536)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $      (107)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                               (107)

Capital shares transactions

   Net premiums                                                                                                   8,677

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                (2,391)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   6,286

                                                                                                          --------------

Total increase in net assets                                                                                      6,179

                                                                                                          --------------

Net assets at end of year                                                                                   $     6,179

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        179

Midland National Life Insurance Company

Separate Account C

DWS Variable Insurance Portfolios Equity 500 Index Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     31 shares (cost $446)                     $      458       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                     $      458     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            1

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      1

                                                                                                          --------------

                                                            Net investment loss                                      (1)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                         13

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       12

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                                 12

Capital shares transactions

   Net premiums                                                                                                     179

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                   267

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                     446

                                                                                                          --------------

Total increase in net assets                                                                                        458

                                                                                                          --------------

Net assets at end of year                                                                                    $      458

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        180

Midland National Life Insurance Company

Separate Account C

DWS Variable Insurance Portfolios Alternative Asset Allocation Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,222 shares (cost $56,920)              $    58,597       Dividend income                              $      104

                                                                Capital gains distributions                         408

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    512

                                                                                                          --------------

Net assets                                    $    58,597     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          324

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    324

                                                                                                          --------------

                                                            Net investment income                                   188

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                       (5)

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,677

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     1,860

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,860

Capital shares transactions

   Net premiums                                                                                                  56,679

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                  58

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  56,737

                                                                                                          --------------

Total increase in net assets                                                                                     58,597

                                                                                                          --------------

Net assets at end of year                                                                                   $    58,597

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        181

Midland National Life Insurance Company

Separate Account C

DWS Variable Insurance Portfolios Global Small Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     871 shares (cost $10,524)               $     11,770       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $     11,770     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           67

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     67

                                                                                                          --------------

                                                            Net investment loss                                     (67)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         7

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,246

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $      1,186

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,186

Capital shares transactions

   Net premiums                                                                                                  10,585

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                    (1)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  10,584

                                                                                                          --------------

Total increase in net assets                                                                                     11,770

                                                                                                          --------------

Net assets at end of year                                                                                  $     11,770

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        182

Midland National Life Insurance Company

Separate Account C

DWS Variable Insurance Portfolios Dreman Small Mid Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,460 shares (cost $30,542)              $    31,445       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $    31,445     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           96

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     96

                                                                                                          --------------

                                                            Net investment loss                                     (96)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         1

                                                            Change in net unrealized appreciation on

                                                                 investments                                        903

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      808

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                808

Capital shares transactions

   Net premiums                                                                                                  26,262

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                               4,375

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  30,637

                                                                                                          --------------

Total increase in net assets                                                                                     31,445

                                                                                                          --------------

Net assets at end of year                                                                                   $    31,445

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        183

Midland National Life Insurance Company

Separate Account C

Eaton Vance Variable Trust Floating Rate Income Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     61,694 shares (cost $581,583)            $   583,623       Dividend income                              $        -

                                                                Capital gains distributions                       5,942

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  5,942

                                                                                                          --------------

Net assets                                    $   583,623     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        1,913

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  1,913

                                                                                                          --------------

                                                            Net investment income                                 4,029

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                        22

                                                            Change in net unrealized appreciation on

                                                                 investments                                      2,040

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     6,091

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              6,091

Capital shares transactions

   Net premiums                                                                                                 628,827

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (2,200)

   Interfund and net transfers to general account                                                               (49,095)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 577,532

                                                                                                          --------------

Total increase in net assets                                                                                    583,623

                                                                                                          --------------

Net assets at end of year                                                                                   $   583,623

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        184

Midland National Life Insurance Company

Separate Account C

Eaton Vance Variable Trust Large-Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,236 shares (cost $20,662)              $    20,662       Dividend income                              $        -

                                                                Capital gains distributions                         284

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    284

                                                                                                          --------------

Net assets                                    $    20,662     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           19

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     19

                                                                                                          --------------

                                                            Net investment income                                   265

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                          -

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      265

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                265

Capital shares transactions

   Net premiums                                                                                                  20,397

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  20,397

                                                                                                          --------------

Total increase in net assets                                                                                     20,662

                                                                                                          --------------

Net assets at end of year                                                                                   $    20,662

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        185

Midland National Life Insurance Company

Separate Account C

Franklin Templeton Variable Insurance Products Trust Mutual Shares Securities Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     20,165 shares (cost $342,218)            $   347,234       Dividend income                              $        -

                                                                Capital gains distributions                       1,012

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,012

                                                                                                          --------------

Net assets                                    $   347,234     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          855

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    855

                                                                                                          --------------

                                                            Net investment income                                   157

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       603

                                                            Change in net unrealized appreciation on

                                                                 investments                                      5,016

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     5,776

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              5,776

Capital shares transactions

   Net premiums                                                                                                 339,428

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (3,005)

   Interfund and net transfers to general account                                                                 5,035

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 341,458

                                                                                                          --------------

Total increase in net assets                                                                                    347,234

                                                                                                          --------------

Net assets at end of year                                                                                   $   347,234

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        186

Midland National Life Insurance Company

Separate Account C

Franklin Templeton Variable Insurance Products Trust Income Securities Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,814 shares (cost $71,018)              $    72,542       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $    72,542     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           83

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     83

                                                                                                          --------------

                                                            Net investment loss                                     (83)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         1

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,524

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     1,442

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,442

Capital shares transactions

   Net premiums                                                                                                  71,165

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                   (65)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  71,100

                                                                                                          --------------

Total increase in net assets                                                                                     72,542

                                                                                                          --------------

Net assets at end of year                                                                                   $    72,542

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        187

Midland National Life Insurance Company

Separate Account C

Franklin Templeton Variable Insurance Products Trust Global Bond Securities Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     41,086 shares (cost $768,130)            $   799,942       Dividend income                              $      138

                                                                Capital gains distributions                       5,514

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  5,652

                                                                                                          --------------

Net assets                                    $   799,942     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        3,046

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  3,046

                                                                                                          --------------

                                                            Net investment income                                 2,606

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                     (437)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     31,812

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    33,981

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                             33,981

Capital shares transactions

   Net premiums                                                                                                 759,781

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (4,906)

   Interfund and net transfers to general account                                                                11,086

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 765,961

                                                                                                          --------------

Total increase in net assets                                                                                    799,942

                                                                                                          --------------

Net assets at end of year                                                                                   $   799,942

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        188

Midland National Life Insurance Company

Separate Account C

Franklin Templeton Variable Insurance Products Trust Foreign Securities Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     29,049 shares (cost $395,987)           $    417,437       Dividend income                              $        -

                                                                Capital gains distributions                         153

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    153

                                                                                                          --------------

Net assets                                   $    417,437     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          923

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    923

                                                                                                          --------------

                                                            Net investment loss                                    (770)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       858

                                                            Change in net unrealized appreciation on

                                                                 investments                                     21,449

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    21,537

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                             21,537

Capital shares transactions

   Net premiums                                                                                                 402,196

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (2,830)

   Interfund and net transfers to general account                                                                (3,466)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 395,900

                                                                                                          --------------

Total increase in net assets                                                                                    417,437

                                                                                                          --------------

Net assets at end of year                                                                                  $    417,437

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        189

Midland National Life Insurance Company

Separate Account C

Franklin Templeton Variable Insurance Products Trust Developing Markets Securities Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     20,748 shares (cost $203,214)           $    217,859       Dividend income                              $        -

                                                                Capital gains distributions                         286

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    286

                                                                                                          --------------

Net assets                                   $    217,859     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          781

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    781

                                                                                                          --------------

                                                            Net investment loss                                    (495)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                      (98)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     14,645

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    14,052

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                             14,052

Capital shares transactions

   Net premiums                                                                                                 200,412

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (1,147)

   Interfund and net transfers from general account                                                               4,542

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 203,807

                                                                                                          --------------

Total increase in net assets                                                                                    217,859

                                                                                                          --------------

Net assets at end of year                                                                                  $    217,859

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        190

Midland National Life Insurance Company

Separate Account C

Franklin Templeton Variable Insurance Products Trust Mutual Global Discovery Securities Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     100 shares (cost $1,960)                 $     2,017       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     2,017     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            4

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      4

                                                                                                          --------------

                                                            Net investment loss                                      (4)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                         57

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       53

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 53

Capital shares transactions

   Net premiums                                                                                                   2,000

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                   (36)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   1,964

                                                                                                          --------------

Total increase in net assets                                                                                      2,017

                                                                                                          --------------

Net assets at end of year                                                                                   $     2,017

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        191

Midland National Life Insurance Company

Separate Account C

Franklin Templeton Variable Insurance Products Trust Rising Dividends Securities Fund

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     28,331 shares (cost $583,611)           $    613,082       Dividend income                              $        -

                                                                Capital gains distributions                       1,172

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,172

                                                                                                          --------------

Net assets                                   $    613,082     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        3,129

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  3,129

                                                                                                          --------------

                                                            Net investment loss                                  (1,957)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                     (113)

                                                            Change in net unrealized appreciation on

                                                                 investments                                     29,470

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    27,400

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                             27,400

Capital shares transactions

   Net premiums                                                                                                 566,493

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (602)

   Interfund and net transfers from general account                                                              19,791

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 585,682

                                                                                                          --------------

Total increase in net assets                                                                                    613,082

                                                                                                          --------------

Net assets at end of year                                                                                  $    613,082

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        192

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Asset Strategy Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     52,295 shares (cost $527,847)            $   560,908       Dividend income                              $        -

                                                                Capital gains distributions                         350

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    350

                                                                                                          --------------

Net assets                                    $   560,908     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        2,179

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  2,179

                                                                                                          --------------

                                                            Net investment loss                                  (1,829)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                     2,856

                                                            Change in net unrealized appreciation on

                                                                 investments                                     33,061

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    34,088

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                             34,088

Capital shares transactions

   Net premiums                                                                                                 576,894

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (372)

   Interfund and net transfers to general account                                                               (49,702)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 526,820

                                                                                                          --------------

Total increase in net assets                                                                                    560,908

                                                                                                          --------------

Net assets at end of year                                                                                   $   560,908

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        193

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Dividend Opportunities Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     3,042 shares (cost $21,790)              $    22,037       Dividend income                              $        -

                                                                Capital gains distributions                          48

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                     48

                                                                                                          --------------

Net assets                                    $    22,037     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           82

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     82

                                                                                                          --------------

                                                            Net investment loss                                     (34)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                       (1)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        247

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      212

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                212

Capital shares transactions

   Net premiums                                                                                                  21,838

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                   (13)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  21,825

                                                                                                          --------------

Total increase in net assets                                                                                     22,037

                                                                                                          --------------

Net assets at end of year                                                                                   $    22,037

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        194

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Energy Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     704 shares (cost $4,074)                 $     4,148       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $     4,148     Expenses

                                            --------------

                                                                Administrative expense                                1

                                                                Mortality and expense risk                           19

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     20

                                                                                                          --------------

                                                            Net investment loss                                     (20)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         6

                                                            Change in net unrealized appreciation on

                                                                 investments                                         74

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       60

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 60

Capital shares transactions

   Net premiums                                                                                                   8,017

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                       (1,460)

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                (2,469)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   4,088

                                                                                                          --------------

Total increase in net assets                                                                                      4,148

                                                                                                          --------------

Net assets at end of year                                                                                   $     4,148

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        195

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Global Bond Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     928 shares (cost $4,797)                 $     4,705       Dividend income                              $        4

                                                                Capital gains distributions                         119

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    123

                                                                                                          --------------

Net assets                                    $     4,705     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            7

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      7

                                                                                                          --------------

                                                            Net investment income                                   116

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized gains on investments                         -

                                                            Change in net unrealized appreciation on

                                                                 investments                                        (91)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       25

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 25

Capital shares transactions

   Net premiums                                                                                                   4,680

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   4,680

                                                                                                          --------------

Total increase in net assets                                                                                      4,705

                                                                                                          --------------

Net assets at end of year                                                                                   $     4,705

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        196

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Global Natural Resources Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     14,337 shares (cost $70,717)             $    72,254       Dividend income                              $       65

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                     65

                                                                                                          --------------

Net assets                                    $    72,254     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          204

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    204

                                                                                                          --------------

                                                            Net investment loss                                    (139)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                       (1)

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,537

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     1,397

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,397

Capital shares transactions

   Net premiums                                                                                                  69,720

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                               1,137

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  70,857

                                                                                                          --------------

Total increase in net assets                                                                                     72,254

                                                                                                          --------------

Net assets at end of year                                                                                   $    72,254

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        197

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,268 shares (cost $22,733)             $     24,101       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                   $     24,101     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          148

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    148

                                                                                                          --------------

                                                            Net investment loss                                    (148)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         8

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,368

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     1,228

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,228

Capital shares transactions

   Net premiums                                                                                                  22,939

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                   (66)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  22,873

                                                                                                          --------------

Total increase in net assets                                                                                     24,101

                                                                                                          --------------

Net assets at end of year                                                                                  $     24,101

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        198

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio International Core Equity Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,053 shares (cost $62,347)              $    65,133       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $    65,133     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          102

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    102

                                                                                                          --------------

                                                            Net investment loss                                    (102)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         6

                                                            Change in net unrealized appreciation on

                                                                 investments                                      2,787

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     2,691

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              2,691

Capital shares transactions

   Net premiums                                                                                                  57,216

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (172)

   Interfund and net transfers from general account                                                               5,398

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  62,442

                                                                                                          --------------

Total increase in net assets                                                                                     65,133

                                                                                                          --------------

Net assets at end of year                                                                                   $    65,133

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        199

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio International Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,248 shares (cost $18,925)              $    19,025       Dividend income                              $      623

                                                                Capital gains distributions                         191

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    814

                                                                                                          --------------

Net assets                                    $    19,025     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          122

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    122

                                                                                                          --------------

                                                            Net investment income                                   692

                                                            Realized and and change in unrealized gains

                                                               9losses) on investments

                                                            Net realized losses on investments                      (10)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        101

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      783

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                783

Capital shares transactions

   Net premiums                                                                                                  18,246

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                    (4)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  18,242

                                                                                                          --------------

Total increase in net assets                                                                                     19,025

                                                                                                          --------------

Net assets at end of year                                                                                   $    19,025

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        200

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Mid Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     5,981 shares (cost $48,601)              $    51,067       Dividend income                              $      432

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    432

                                                                                                          --------------

Net assets                                    $    51,067     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          230

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    230

                                                                                                          --------------

                                                            Net investment income                                   202

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                      (42)

                                                            Change in net unrealized appreciation on

                                                                 investments                                      2,466

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     2,626

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              2,626

Capital shares transactions

   Net premiums                                                                                                  48,259

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                 182

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  48,441

                                                                                                          --------------

Total increase in net assets                                                                                     51,067

                                                                                                          --------------

Net assets at end of year                                                                                   $    51,067

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        201

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Science and Technology Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     2,488 shares (cost $42,788)              $    45,034       Dividend income                             $     1,490

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,490

                                                                                                          --------------

Net assets                                    $    45,034     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          400

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    400

                                                                                                          --------------

                                                            Realized and and change in unrealized gains           1,090

                                                               on investments

                                                            Net investment loss

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,430

                                                            Net unrealized appreciation on

                                                                 investments                                      2,246

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     4,766

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              4,766

Capital shares transactions

   Net premiums                                                                                                  48,985

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (351)

   Interfund and net transfers to general account                                                                (8,366)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  40,268

                                                                                                          --------------

Total increase in net assets                                                                                     45,034

                                                                                                          --------------

Net assets at end of year                                                                                   $    45,034

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        202

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Energy Small Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,882 shares (cost $18,116)              $    18,056       Dividend income                              $       55

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                     55

                                                                                                          --------------

Net assets                                    $    18,056     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          108

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    108

                                                                                                          --------------

                                                            Net investment loss                                     (53)

                                                            Realized and and change in unrealized losses

                                                               on investments

                                                            Net realized losses on investments                      (13)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        (60)

                                                                                                          --------------

                                                            Net decrease in net assets resulting from

                                                             operations                                     $      (126)

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net decrease in net assets resulting from operations                                                               (126)

Capital shares transactions

   Net premiums                                                                                                  16,992

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                               1,190

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  18,182

                                                                                                          --------------

Total increase in net assets                                                                                     18,056

                                                                                                          --------------

Net assets at end of year                                                                                   $    18,056

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        203

Midland National Life Insurance Company

Separate Account C

Ivy Funds Variable Insurance Portfolio Small Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,875 shares (cost $75,520)              $    78,216       Dividend income                              $       98

                                                                Capital gains distributions                           7

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                    105

                                                                                                          --------------

Net assets                                    $    78,216     Expenses

                                            --------------

                                                                Administrative expense                                1

                                                                Mortality and expense risk                          236

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    237

                                                                                                          --------------

                                                            Net investment loss                                    (132)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       514

                                                            Change in net unrealized appreciation on

                                                                 investments                                      2,696

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     3,078

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              3,078

Capital shares transactions

   Net premiums                                                                                                  65,407

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                       (1,526)

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (380)

   Interfund and net transfers from general account                                                              11,637

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  75,138

                                                                                                          --------------

Total increase in net assets                                                                                     78,216

                                                                                                          --------------

Net assets at end of year                                                                                   $    78,216

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        204

Midland National Life Insurance Company

Separate Account C

Legg Mason Partners Variable Equity Trust Western Asset Variable Global High Yield Bond Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     18,857 shares (cost $160,376)           $    156,322       Dividend income                              $        -

                                                                Capital gains distributions                       9,180

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  9,180

                                                                                                          --------------

Net assets                                   $    156,322     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          498

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    498

                                                                                                          --------------

                                                            Net investment income                                 8,682

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized gains on investments                        42

                                                            Change in net unrealized appreciation on

                                                                 investments                                     (4,054)

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     4,670

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              4,670

Capital shares transactions

   Net premiums                                                                                                  16,299

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                             135,353

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 151,652

                                                                                                          --------------

Total increase in net assets                                                                                    156,322

                                                                                                          --------------

Net assets at end of year                                                                                  $    156,322

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        205

Midland National Life Insurance Company

Separate Account C

Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Core Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     173 shares (cost $2,514)                 $     2,528       Dividend income                              $       47

                                                                Capital gains distributions                          17

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                     64

                                                                                                          --------------

Net assets                                    $     2,528     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                            4

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                      4

                                                                                                          --------------

                                                            Net investment income                                    60

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                         1

                                                            Change in net unrealized appreciation on

                                                                 investments                                         13

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $       74

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                 74

Capital shares transactions

   Net premiums                                                                                                   2,554

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (100)

   Interfund and net transfers to general account                                                                     -

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   2,454

                                                                                                          --------------

Total increase in net assets                                                                                      2,528

                                                                                                          --------------

Net assets at end of year                                                                                   $     2,528

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        206

Midland National Life Insurance Company

Separate Account C

Pioneer Variable Contracts Trust Fund Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     995 shares (cost $20,256)                $    20,821       Dividend income                              $        -

                                                                Capital gains distributions                          95

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                     95

                                                                                                          --------------

Net assets                                    $    20,821     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           37

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     37

                                                                                                          --------------

                                                            Net investment income                                    58

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                      (86)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        564

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      536

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                536

Capital shares transactions

   Net premiums                                                                                                  14,696

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (262)

   Interfund and net transfers from general account                                                               5,851

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  20,285

                                                                                                          --------------

Total increase in net assets                                                                                     20,821

                                                                                                          --------------

Net assets at end of year                                                                                   $    20,821

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        207

Midland National Life Insurance Company

Separate Account C

Pioneer Variable Contracts Trust Bond Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     38,735 shares (cost $444,950)            $   445,453       Dividend income                             $     1,235

                                                                Capital gains distributions                       4,802

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  6,037

                                                                                                          --------------

Net assets                                    $   445,453     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        1,502

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  1,502

                                                                                                          --------------

                                                            Net investment income                                 4,535

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                     (321)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        503

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     4,717

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              4,717

Capital shares transactions

   Net premiums                                                                                                 402,980

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (4,777)

   Interfund and net transfers from general account                                                              42,533

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 440,736

                                                                                                          --------------

Total increase in net assets                                                                                    445,453

                                                                                                          --------------

Net assets at end of year                                                                                   $   445,453

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        208

Midland National Life Insurance Company

Separate Account C

Pioneer Variable Contracts Trust Strategic Income Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     71,306 shares (cost $754,454)            $   765,822       Dividend income                              $      308

                                                                Capital gains distributions                      10,652

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                 10,960

                                                                                                          --------------

Net assets                                    $   765,822     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        3,250

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  3,250

                                                                                                          --------------

                                                            Net investment income                                 7,710

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       206

                                                            Change in net unrealized appreciation on

                                                                 investments                                     11,368

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    19,284

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                             19,284

Capital shares transactions

   Net premiums                                                                                                 726,623

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (3,903)

   Interfund and net transfers from general account                                                              23,818

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 746,538

                                                                                                          --------------

Total increase in net assets                                                                                    765,822

                                                                                                          --------------

Net assets at end of year                                                                                   $   765,822

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        209

Midland National Life Insurance Company

Separate Account C

Pioneer Variable Contracts Trust Equity Income Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     3,589 shares (cost $76,361)              $    77,522       Dividend income                              $        -

                                                                Capital gains distributions                       1,738

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,738

                                                                                                          --------------

Net assets                                    $    77,522     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          416

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    416

                                                                                                          --------------

                                                            Net investment income                                 1,322

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       156

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,161

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     2,639

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              2,639

Capital shares transactions

   Net premiums                                                                                                  78,238

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (280)

   Interfund and net transfers to general account                                                                (3,075)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  74,883

                                                                                                          --------------

Total increase in net assets                                                                                     77,522

                                                                                                          --------------

Net assets at end of year                                                                                   $    77,522

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        210

Midland National Life Insurance Company

Separate Account C

Pioneer Variable Contracts Trust High Yield Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     59,480 shares (cost $609,447)           $    619,784       Dividend income                              $        -

                                                                Capital gains distributions                       9,287

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  9,287

                                                                                                          --------------

Net assets                                   $    619,784     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                        2,419

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                  2,419

                                                                                                          --------------

                                                            Net investment income                                 6,868

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       215

                                                            Change in net unrealized appreciation on

                                                                 investments                                     10,337

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $    17,420

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                             17,420

Capital shares transactions

   Net premiums                                                                                                 455,963

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                               (3,304)

   Interfund and net transfers from general account                                                             149,705

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 602,364

                                                                                                          --------------

Total increase in net assets                                                                                    619,784

                                                                                                          --------------

Net assets at end of year                                                                                  $    619,784

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        211

Midland National Life Insurance Company

Separate Account C

Prudential Series Funds Jennison 20/20 Focus Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     988 shares (cost $14,718)                $    15,385       Dividend income                              $       34

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                     34

                                                                                                          --------------

Net assets                                    $    15,385     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                           74

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                     74

                                                                                                          --------------

                                                            Net investment loss                                     (40)

                                                            Realized and and change in unrealized gains

                                                              (losses) on investments

                                                            Net realized losses on investments                     (155)

                                                            Change in net unrealized appreciation on

                                                                 investments                                        667

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                      $      472

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                                472

Capital shares transactions

   Net premiums                                                                                                   8,734

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                               6,179

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  14,913

                                                                                                          --------------

Total increase in net assets                                                                                     15,385

                                                                                                          --------------

Net assets at end of year                                                                                   $    15,385

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        212

Midland National Life Insurance Company

Separate Account C

Prudential Series Funds Natural Resources Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     1,250 shares (cost $40,697)              $    41,898       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $    41,898     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          164

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    164

                                                                                                          --------------

                                                            Net investment loss                                    (164)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       275

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,201

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $      1,312

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,312

Capital shares transactions

   Net premiums                                                                                                  43,273

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers to general account                                                                (2,687)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  40,586

                                                                                                          --------------

Total increase in net assets                                                                                     41,898

                                                                                                          --------------

Net assets at end of year                                                                                   $    41,898

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        213

Midland National Life Insurance Company

Separate Account C

Prudential Series Funds SP Prudential US Emerging Growth Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     5,399 shares (cost $42,394)              $    43,842       Dividend income                              $        -

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                      -

                                                                                                          --------------

Net assets                                    $    43,842     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          188

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    188

                                                                                                          --------------

                                                            Net investment loss                                    (188)

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                        10

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,449

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                    $      1,271

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,271

Capital shares transactions

   Net premiums                                                                                                  42,404

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                 167

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  42,571

                                                                                                          --------------

Total increase in net assets                                                                                     43,842

                                                                                                          --------------

Net assets at end of year                                                                                   $    43,842

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        214

Midland National Life Insurance Company

Separate Account C

Royce Capital Fund Micro-Cap Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     4,586 shares (cost $48,827)              $    49,846       Dividend income                            $      1,071

                                                                Capital gains distributions                           -

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  1,071

                                                                                                          --------------

Net assets                                    $    49,846     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          206

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    206

                                                                                                          --------------

                                                            Net investment income                                   865

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                        92

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,019

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     1,976

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              1,976

Capital shares transactions

   Net premiums                                                                                                  46,879

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                    -

   Interfund and net transfers from general account                                                                 991

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  47,870

                                                                                                          --------------

Total increase in net assets                                                                                     49,846

                                                                                                          --------------

Net assets at end of year                                                                                   $    49,846

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        215

Midland National Life Insurance Company

Separate Account C

Royce Capital Fund Small-Cap Portfolio

------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations

December 31, 2012                                           Period Ended December 31, 2012

Assets:

   Investment in Portfolio,                                 Investment income:

     9,992 shares (cost $107,518)            $    109,009       Dividend income                             $     2,223

                                                                Capital gains distributions                          25

                                                                                                          --------------

Liabilities                                             -

                                            --------------

                                                                                                                  2,248

                                                                                                          --------------

Net assets                                   $    109,009     Expenses

                                            --------------

                                                                Administrative expense                                -

                                                                Mortality and expense risk                          273

                                                                Contract maintenance charge                           -

                                                                                                          --------------

                                                                                                                    273

                                                                                                          --------------

                                                            Net investment income                                 1,975

                                                            Realized and and change in unrealized gains

                                                               on investments

                                                            Net realized gains on investments                       533

                                                            Change in net unrealized appreciation on

                                                                 investments                                      1,490

                                                                                                          --------------

                                                            Net increase in net assets resulting from

                                                             operations                                     $     3,998

                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

     Period Ended December 31, 2012

                                                                                                              2012

Net assets at beginning of period                                                                            $        -

Net increase in net assets resulting from operations                                                              3,998

Capital shares transactions

   Net premiums                                                                                                 105,452

   Transfers of policy loans                                                                                          -

   Transfers of surrenders                                                                                            -

   Transfers of death benefits                                                                                        -

   Transfers of other terminations                                                                                 (303)

   Interfund and net transfers to general account                                                                  (138)

                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 105,011

                                                                                                          --------------

Total increase in net assets                                                                                    109,009

                                                                                                          --------------

Net assets at end of year                                                                                  $    109,009

                                                                                                          --------------

                     The accompanying notes are an integral part of these financial statements.

                                                        216

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization

        Midland National Life Insurance Company Separate Account C ("Separate

        Account"), a unit investment trust pursuant to the provisions of the

        Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the "Company") in

        accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The

        Separate Account consists of nine insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments

        The Separate Account invests in specified portfolios of Fidelity

        Variable Insurance Products ("VIPF"), American Century Variable

        Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord

        Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Calvert

        Variable Series, Inc. ("CAM"), Invesco Variable Insurance Funds ("INV"),

        J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"),

        Guggenheim Variable Trust ("GVT"), ProFunds VP ("PF"), Van Eck Variable

        Insurance Portfolio ("VEVIP"), Janus Aspen Series ("JANUS"), PIMCO

        Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance

        Trust ("Goldman"), Neuberger Berman Advisors Management Trust

        ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"), the

        Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion Insurance

        Trust ("Direxion"), the Invesco Van Kampen Variable Insurance Funds

        ("IVKVI"), the Morgan Stanley Universal Institutional Funds ("MSUIF")

        and, the Northern Lights Variable Trust ("NLVT"), each diversified open-end management companies registered under the Investment Company

        Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years.

        During 2012 the Separate Account began to invest in specified portfolios of AllianceBernstein Variable Products Series ("ABVPS"), BlackRock

        Variable Series Fund, Inc. ("BRVS"), DWS Variable Insurance Portfolios

        ("DWS VIP"), Eaton Vance Variable Trust ("EVVT"), Franklin Templeton

        Variable Insurance Products Trust ("FTVIP"), Ivy Funds Variable

        Insurance Portfolios ("IVY VIP"), Lazard Retirement Series, Inc.

        ("LRS"), Legg Mason Partners Variable Equity Trust ("LMVET"), Legg Mason

        Partners Variable Income Trust ("LMVIT"), Pioneer Variable Contracts

        Trust ("PIONEER VCT"), Prudential Series Funds ("PRUDENTIAL"), and Royce

        Capital Fund ("ROYCE") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company

        Act of 1940, as directed by participants.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was

        liquidated. The plan of liquidation and dissolution was approved by the

        Board of Trustees of Premier VIT. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)

        of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the

        CS International Equity Flex II Portfolio and the CS Large Cap Value

        Portfolio was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the VE Worldwide Real Estate Fund was

        liquidated. The plan of liquidation and dissolution was approved by the

        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund

        and Direxion Evolution VP All-Cap Equity Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of

        Direxion Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective April 16, 2010, the Premier NACM Small Cap Fund was

        liquidated. The plan of liquidation and dissolution was approved by the

        Board of Trustees of Premier VIT. All policy owners were given the opportunity to transfer any values in this fund to any other option(s)

        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the

        Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was

        liquidated. The plan of liquidation and dissolution was approved by the

        Board of Trustees of the Janus Aspen Series. All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the

        Invesco Variable Insurance Funds, the Alger American Funds were renamed the Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following. The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core

        Portfolio. The RYDEX Sector Rotation Fund was also renamed the RYDEX US

        Long Short Momentum Fund and LAC International Portfolio was renamed the

        LAC International Opportunities Portfolio. The VEVIP Worldwide Bond Fund

        was renamed the VEVIP Global Bond Fund, the VEVIP Worldwide Emerging

        Markets Fund was renamed the VEVIP Emerging Markets Fund, and the VEVIP

        Worldwide Hard Assets Fund was renamed the VEVIP Global Hard Assets

        Fund. The CAM Social Equity Portfolio was renamed the CAM Equity

        Portfolio and the CAM Social Mid Cap Growth Portfolio was renamed the

        CAM Mid Cap Growth Portfolio. The NLVT Chariot Absolute Return Currency

        Portfolio was renamed the NLVT Chariot Absolute Return All Opportunities

        Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds

        were renamed the Morgan Stanley Universal Institutional Funds and the

        Van Kampen Life Investment Trust was renamed the Invesco Van Kampen

        Variable Insurance Fund.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the Goldman Large Cap Value Fund.

        Effective March 31, 2011, the MSUIF Mid Cap Growth Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the

        INV Dividend Growth Fund.

        Effective August 31, 2011, the NLVT Chariot Absolute Return All

        Opportunities Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Northern Lights

        Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective October 21, 2011, the CS International Equity Flex Portfolio

        and CS U.S. Equity Flex Portfolio were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of

        Credit Suisse Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 5, 2011, the RYDEX Government Long Bond 1.2x Strategy

        fund had a reverse share split. All policyowners were given half as many shares at twice the price.

        The VIPF Strategic Income Portfolio, VIPF Emerging Markets Portfolio,

        VIPF Real Estate Portfolio, VIPF Money Market Portfolio Service Class 2,

        MFS Global Tactical Allocation Portfolio, MFS International Value

        Portfolio, MFS Utilities Portfolio, MFS New Discover Portfolio Service

        Class, FAM Capital Appreciation Portfolio Class S, RYDEX S&P 500 Pure

        Growth Fund, RYDEX S&P MidCap 400 Pure Growth Fund, GVT Multi Hedge

        Strategies Fund, GVT Managed Futures Strategies Fund, GVT DWA Sector

        Rotation Fund, JANUS Global Technology Portfolio, JANUS Overseas

        Portfolio, JANUS Janus Portfolio, JANUS Worldwide Portfolio, JANUS

        Perkins Mid Cap Value Portfolio, JANUS Balanced Portfolio, JANUS

        Flexible Bond Portfolio, PIMCO Global Multi Asset Portfolio, PIMCO Short

        Term Portfolio, PIMCO Emerging Markets Bond Portfolio, PIMCO Global

        (Unhedged) Bond Portfolio, PIMCO Commodity Real Return Strategy

        Portfolio, BRVS Basic Value Fund, BRVS Capital Appreciation Fund, BRVS

        Equity Dividend Fun, BRVS Global Allocation Fund, BRVS Large Cap Core

        Fund, BRVS Large Cap Growth Fund, DWS VIP Alternative Asset Allocation

        Portfolio, DWS VIP Global Small Cap Growth Portfolio, DWS VIP Dreman

        Small Mid Cap Value Portfolio, DWS VIP Large Cap Value Portfolio, EVVT

        Floating Rate Income Portfolio, EVVT Large-Cap Value Portfolio, FTVIP

        Mutual Shares Securities Fund, FTVIP Global Bond Securities Fund, FTVIP

        Foreign Securities Fund, FTVIP Developing Markets Securities Fund, FTVIP

        Rising Dividends Securities Fund, IVY VIP Asset Strategy Portfolio, IVY

        VIP Dividend Opportunities Portfolio, IVY VIP Energy Portfolio, IVY VIP

        Global Natural Resources Portfolio,, IVY VIP Growth Portfolio, IVY VIP

        International Core Equity Portfolio, IVY VIP International Growth

        Portfolio, IVY VIP Mid Cap Growth Portfolio, IVY VIP Science and

        Technology Portfolio, IVY VIP Small Cap Growth Portfolio, IVY VIP Small

        Cap Value Portfolio, LMVET Western Asset Variable Global High Yield Bond

        Portfolio, LMVET ClearBridge Variable Mid Cap Core Portfolio, PIONEER

        VCT Fund Portfolio, PIONEER VCT Bond Portfolio, PIONEER VCT Strategic

        Income Portfolio, PIONEER VCT Equity Income Portfolio, PIONEER VCT High

        Yield Portfolio, PRUDENTIAL Jennison 20/20 Focus Portfolio, PRUDENTIAL

        Natural Resources Portfolio, PRUDENTIAL SP Prudential US Emerging Growth

        Portfolio, ROYCE Micro-Cap Portfolio, and ROYCE Small Cap Portfolio were introduced effective February 1, 2012.

        Effective May 1, 2012, several funds had name changes. The LAC Mid Cap

        Value Portfolio was renamed the LAC Mid Cap Stock Portfolio, the INV

        Basic Value Fund was renamed the IVKVI Value Opportunities Fund, the INV

        Dividend Growth Fund was renamed the INV Diversified Dividend Fund, the

        Neuberger Regency Portfolio was renamed the Neuberger Mid Cap Intrinsic

        Value Portfolio, and the RYDEX U.S. Long Short Momentum Fund was renamed the GVT U.S. Long Short Momentum Fund.

        Effective July 15, 2012, the IVKVI Mid Cap Value Fund was renamed the

        IVKVI American Value Fund.

        The VIPF Funds Manager 50% Portfolio, VIPF Funds Manager 70% Portfolio,

        VIPF Funds Manager 85% Portfolio, MFS Bond Portfolio, MFS Emerging

        Markets Equity Portfolio, MFS Technology Portfolio, LAC Bond-Debenture

        Portfolio, LAC Fundamental Equity Portfolio, LAC Developing Growth

        Portfolio, RYDEX Biotechnology Fund, GVT Small Cap Value Fund, NLVT

        Power Income Fund, ABVPS Real Estate Investment Portfolio, ABVPS Dynamic

        Asset Allocation Portfolio, ABVPS Small Cap Growth Portfolio, ABVPS

        Small Mid Cap Value Portfolio, DWS VIP Equity 500 Index Portfolio, DWS

        VIP Small Cap Index Portfolio, FTVIP Mutual International Securities

        Fund, FTVIP Income Securities Fund, FTVIP Mutual Global Discovery

        Securities Fund, FTVIP Balanced Portfolio, FTVIP Global Bond Portfolio,

        LRS International Equity Portfolio, LRS Multi Asset Targeted Volatility

        Portfolio, LMVET ClearBridge Variable Equity Income Builder Portfolio,

        LMVET ClearBridge Variable Small Cap Growth Portfolio, and LMVIT Dynamic

        Multi Strategy Portfolio were introduced effective October 1, 2012.

        Investments in shares of the Funds are valued at the net asset values

        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.

        The Company does not hold any Level 2 securities in the Separate

        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2012, the Company's investments were classified as follows:

                    Quoted prices      Significant

                      in active           other         Significant

                     markets for       observable       unobservable

                   identical assets      inputs            inputs

Assets                (Level 1)         (Level 2)        (Level 3)           Total

Mutual Funds       $ 440,670,388          $ -              $ -          $ 440,670,388

        It is the Company's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2012.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Related Party Transactions

        The Guggenheim Variable Trust funds and the Rydex Variable Trust funds are managed by indirect affiliates of the Company.

        Federal Income Taxes

        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies,

        the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the

        Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.

        Charges for state and local taxes, if any, attributable to the Separate

        Account may also be made.

        Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events

        The Company evaluated subsequent events through April 26, 2013, the date the financial statements were available to be issued.

2.      Expenses

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the

                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        The rates of each applicable change depending on the product are summarized below.

        Product                                                      M&E Charge         Admin Fee   Maintenance Fee

        Midland National Advantage Variable Annuity*                    0.95%              0.00%       $ 30.00

        Midland National Advantage II*                                  1.40%              0.00%       $ 30.00

        Midland National Advantage III*                                 1.35%              0.00%       $ 30.00

        Midland National MNL Advisor*                                   1.55%              0.00%       $ 30.00

        Midland National Variable Annuity*                              1.25%              0.15%       $ 33.00

        Midland National Variable Annuity II*                           1.25%              0.15%       $ 35.00

        Midland National Vector Variable Annuity*                   0.85% to 1.10%         0.45%       $ 30.00

        Midland National Vector II Variable Annuity*                1.20% to 1.45%         0.45%       $ 30.00

        Sammons Retirement Solutions LiveWell Variable Annuity          1.00%              0.35%       $ 40.00

        *New contracts are no longer being issued for this product.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2012 and 2011 were as follows:

                                                                       2012                              2011

                                                           -----------------------------    --------------------------------

Portfolio                                                    Purchases        Sales           Purchases           Sales

Fidelity Variable Insurance Products

   Money Market Portfolio                                   $ 45,761,599   $ 51,196,998      $ 76,987,692      $ 80,013,183

   High Income Portfolio                                      38,174,970     39,995,424        50,247,839        44,893,853

   Equity-Income Portfolio                                     3,975,781      6,277,921         4,138,560         4,825,592

   Growth Portfolio                                            4,172,241      5,023,704         3,717,770         5,107,286

   Overseas Portfolio                                          5,227,268      4,675,977         6,726,125         7,432,709

   Mid Cap Portfolio                                           1,055,283      1,652,589         2,387,245         5,202,436

   Asset Manager Portfolio                                        48,870        259,995           333,394           466,564

   Investment Grade Bond Portfolio                             7,339,648      7,602,003        15,298,630        16,477,391

   Index 500 Portfolio                                         2,867,075      5,110,035         3,568,119         7,238,124

   Contrafund Portfolio                                        2,089,140      4,496,216         2,947,879         5,124,254

   Asset Manager: Growth Portfolio                                34,615        207,408           112,151           265,857

   Balanced Portfolio                                            463,901        915,689           894,800         1,436,987

   Growth & Income Portfolio                                     130,183      1,567,703         1,345,356           593,660

   Growth Opportunities Portfolio                              5,790,150      5,670,524           816,588         2,469,626

   Value Strategies Portfolio                                  4,219,305      4,124,919           115,384         2,116,973

   Strategic Income Portfolio                                    407,998         18,535                 -                 -

   Emerging Markets Portfolio                                      5,844             41                 -                 -

   Real Estate Portfolio                                         397,878          3,034                 -                 -

   Funds Manager 50% Portfolio                                    25,799             23                 -                 -

   Money Market Portfolio Service Class 2                      1,837,301        707,147                 -                 -

American Century Variable

 Portfolios, Inc.

   Balanced Fund                                                 351,750        399,343           278,266           390,358

   Capital Appreciation Fund                                     972,539      1,355,082           833,114         3,102,984

   International Fund                                          4,279,383      4,468,729         2,793,435         4,699,137

   Value Fund                                                  1,356,502      3,172,530         2,235,626         3,936,731

   Income & Growth Fund                                        1,066,531      1,418,381           906,723           563,822

   Inflation Protection Fund                                   2,201,658      3,691,041        24,188,069        22,851,621

   Large Company Value Fund                                      783,203      1,624,287         1,375,953           302,764

   Mid Cap Value Fund                                            818,190        712,156           537,373           264,696

   Ultra Fund                                                    655,570        773,830         3,479,908         4,244,512

MFS Variable Insurance Trust

   Research Series                                                 9,254        155,217            28,700           108,331

   Growth Series                                                  46,807        339,222           173,020           483,041

   Investors Trust Series                                         42,877        103,725            32,717           151,027

   New Discovery Series                                        2,006,748      1,915,730         4,954,695         6,893,212

   Bond Portfolio                                                  9,824              8                 -                 -

   Technology Portfolio                                            1,500              1                 -                 -

   Global Tactical Allocation Portfolio                          142,842             27                 -                 -

   International Value Portfolio                                  82,915          3,710                 -                 -

   Utilities Portfolio                                            89,980          4,015                 -                 -

   New Discovery Portfolio Service Class                           6,235             16                 -                 -

Lord Abbett Series Fund, Inc.

   Growth & Income Portfolio                                     191,783        692,058           415,389         1,625,022

   Mid-Cap Stock Portfolio                                       381,614      1,864,275           984,850         2,574,825

   International Opportunities Portfolio                       2,344,341      2,706,385         2,701,690         4,112,286

   Bond-Debenture Portfolio                                       21,752             10                 -                 -

Alger American Fund

   LargeCap Growth Portfolio                                   1,045,501      2,394,651         2,070,693         4,155,147

   MidCap Growth Portfolio                                     2,247,533      3,227,876         2,785,552         2,708,924

   Capital Appreciation Portfolio                              3,339,620      3,710,542           638,285           960,912

   SmallCap Growth Portfolio                                     360,211        425,558           146,912           434,401

   Capital Appreciation Portfolio Class S                        324,665          7,779                 -                 -

Calvert Variable Series, Inc.

   Mid Cap Growth Portfolio                                    1,461,600      1,303,989         3,109,365         5,821,382

   Equity Portfolio                                               49,952        104,180         1,617,003         1,348,625

Invesco Variable Insurance Funds

   Technology Fund                                               318,705        803,070         1,160,205         1,160,628

   Utilities Fund                                                385,404        435,125           542,802           526,262

   Diversified Dividend Fund                                     145,207        389,388           399,775           869,602

   Global Health Care Fund                                       446,432        482,673           382,194           913,855

   Global Real Estate Fund                                       992,428        638,097           363,525           624,722

   International Growth Fund                                     565,887        351,176           471,300           530,794

   Mid Cap Core Equity Fund                                      481,443      1,147,563         1,668,691           996,777

J.P. Morgan Series Trust II

   Core Bond Portfolio                                         9,576,046     11,386,791        13,712,069        12,137,176

   Small Cap Core Portfolio                                    1,555,838      1,697,638           980,802         2,692,070

Rydex Variable Trust

   Nova Fund                                                   1,695,536      1,459,161         1,705,998         1,887,689

   NASDAQ-100 Fund                                             5,076,691      4,946,495         5,467,994         5,121,342

   U.S. Government Money Market Fund                           2,751,115      3,070,771         3,148,818         3,559,385

   Inverse S&P 500 Strategy Fund                                 570,074        659,613         2,773,892         2,992,688

   Inverse NASDAQ-100 Strategy Fund                              578,304        414,524         4,362,520         2,863,724

   Inverse Government Long Bond Strategy Fund                     75,173        225,445           746,862         1,393,588

   US Government Long Bond 1.2x Strategy                      20,087,677     20,286,458        17,431,737        19,011,618

   NASDAQ-100 2x Strategy Fund                                         -             57               303                47

   S&P 500 2x Strategy Fund                                            -            625                 -               631

   Inverse Dow 2x Strategy Fund                                        -             27                 -                38

   Biotechnology Fund                                              3,897          2,533                 -                 -

   S&P 500 Pure Growth Fund                                          898              2                 -                 -

   S&P MidCap 400 Pure Growth Fund                                15,718             50                 -                 -

Guggenheim Variable Trust

   US Long Short Momentum Fund                                    42,613        158,184           125,225           226,223

   Multi-Hedge Strategies Fund                                    68,867          2,703                 -                 -

   Managed Futures Strategies Fund                                52,946          2,541                 -                 -

   DWA Sector Rotation Fund                                       25,543             37                 -                 -

   Small Cap Value Fund                                            8,420          2,459                 -                 -

ProFunds VP

   Access VP High Yield Fund                                   3,800,459      4,403,760         5,296,032         5,320,216

   Asia 30                                                     3,662,689      3,320,552         7,660,565         8,677,393

   Banks                                                       1,328,159      1,128,674         1,479,410         1,762,194

   Basic Materials                                               452,619        473,982         2,810,911         3,960,751

   Bear                                                        3,341,634      3,711,078        42,852,030        42,146,854

   Biotechnology                                               2,898,411      2,842,721         1,053,377         1,058,347

   Bull                                                       16,943,771     17,998,891        86,461,444        85,849,710

   Consumer Goods                                                757,509        914,444         1,801,080         2,992,354

   Consumer Services                                           1,228,414      1,328,580         1,432,972         2,155,514

   Dow 30                                                      1,024,992      1,506,895         1,879,866         1,260,793

   Emerging Markets                                            2,339,487      2,144,273         6,823,647         7,231,020

   Europe 30                                                     567,635        362,108         3,120,402         3,230,907

   Falling U.S. Dollar                                           249,694        233,460         1,119,049         1,092,433

   Financials                                                  1,263,297      1,248,762           406,464           417,683

   Health Care                                                 1,233,425      1,029,126         2,974,094         3,771,227

   Industrials                                                   624,391        516,089         2,509,158         3,060,873

   International                                                 981,248        810,110         1,158,689         1,249,174

   Internet                                                      967,922        900,194           892,061         1,412,369

   Japan                                                         281,286        151,459         1,190,599         1,327,422

   Large-Cap Growth                                            1,206,423      1,047,990         4,482,382         5,048,774

   Large-Cap Value                                             1,656,197      1,993,584         2,654,216         3,202,033

   Mid-Cap                                                     6,520,861      4,243,396         2,725,582         2,624,931

   Mid-Cap Growth                                              2,199,466      2,005,089         6,162,885         7,133,337

   Mid-Cap Value                                               1,003,290        793,102           751,021           981,760

   Money Market                                              109,010,004    111,869,667       311,423,513       316,292,524

   Oil & Gas                                                   1,608,993      1,739,809         6,593,833         7,829,753

   NASDAQ-100                                                 63,208,278     62,964,901        68,642,209        72,206,754

   Pharmaceuticals                                               349,492        540,665         1,245,798         1,117,683

   Precious Metals                                             2,654,758      2,604,312        10,850,981        12,000,055

   Real Estate                                                 1,166,416      1,117,162         1,830,939         2,501,903

   Rising Rates Opportunity                                    8,365,410      8,589,017        18,087,244        20,921,773

   Semiconductor                                                 219,460        231,515           492,603           486,526

   Short Dow 30                                                  143,980        162,951           476,999           449,471

   Short Emerging Markets                                          6,420         15,425         1,943,446         2,643,686

   Short International                                           653,027        673,164         1,288,419         1,251,966

   Short Mid-Cap                                                 450,515        427,264           861,890           843,182

   Short NASDAQ-100                                           32,998,447     33,109,098        52,044,294        51,328,565

   Short Small-Cap                                            10,974,670     10,818,373        16,744,985        16,783,250

   Small-Cap                                                   6,677,171      7,651,088        13,995,429        12,961,678

   Small-Cap Growth                                              548,656        586,700         2,405,921         3,249,316

   Small-Cap Value                                               628,976        645,148         1,630,231         1,792,761

   Technology                                                    969,777      1,042,002           627,275           695,181

   Telecommunications                                            681,921        649,647           867,547           864,465

   U.S. Government Plus                                       16,954,298     17,860,708        30,072,206        29,821,280

   UltraBull                                                   5,797,383      5,180,248       115,335,036       116,555,014

   UltraMid-Cap                                                4,104,230      4,144,857         9,725,986        10,255,353

   UltraNASDAQ-100                                             1,564,339      1,509,825         5,706,184         5,838,287

   UltraShort Dow 30                                           2,319,131      2,302,356        71,993,891        71,853,863

   UltraShort NASDAQ-100                                       2,658,267      2,694,430         9,245,338        10,277,057

   UltraSmall-Cap                                              5,416,456      5,388,490        16,069,941        16,986,353

   Utilities                                                     508,912      1,163,873         2,612,401         1,977,872

Van Eck Worldwide Insurance Trust

   Global Hard Assets Fund                                     5,480,852      5,531,220        13,797,351        14,236,879

   Emerging Markets Fund                                       7,981,592      4,587,025         8,759,079         8,855,007

   Global Bond Fund                                            6,245,766      6,361,631        17,747,988        16,256,578

Janus Aspen Series

   Global Technology Portfolio                                     7,939             49                 -                 -

   Worldwide Portfolio                                             1,677              5                 -                 -

   Perkins Mid Cap Value Portfolio                               142,941          3,706                 -                 -

   Balanced Portfolio                                            178,083          1,408                 -                 -

   Flexible Bond Portfolio                                       206,235         61,587                 -                 -

PIMCO Variable Insurance Trust

   Total Return Portfolio                                     28,046,317     28,531,882        32,396,964        29,363,364

   Low Duration Portfolio                                     16,665,842     12,177,646        10,947,540        12,561,255

   High Yield Portfolio                                       22,731,096     28,460,447        45,895,501        40,169,690

   Real Return Portfolio                                       7,367,152      7,418,223        30,422,772        29,739,717

   All Asset Portfolio                                         2,908,938      1,587,931         2,278,403         1,640,028

   Global Multi-Asset Portfolio                                   78,066          5,465                 -                 -

   Short-Term Portfolio                                        1,266,470        177,130                 -                 -

   Emerging Markets Bond Portfolio                               277,020         29,141                 -                 -

   Global (Unhedged) Bond Portfolio                              198,581            627                 -                 -

   Commodity Real Return Strategy Portfolio                      239,790          2,885                 -                 -

Goldman Sachs Variable Insurance Trust

   Structured Small Cap Equity Fund                            2,092,579      2,260,541         6,650,233         8,362,783

   Large Cap Value Fund                                        1,039,057      1,258,540         2,619,365         1,656,920

   Mid Cap Value Fund                                          1,265,710      1,424,988         5,017,784         4,885,541

Neuberger Berman Advisors Management Trust

   SmallCap Growth Portfolio                                     187,355        362,468         3,297,038         4,521,748

   Mid-Cap Growth Portfolio                                      287,119        254,985         1,980,430         3,372,528

   AMT Mid Cap Intrinsic Value Portfolio                          27,500         12,953            29,923           283,879

Credit Suisse Trust

   International Equity Flex II Portfolio                              -              -             9,366            36,114

   U.S. Equity Flex II Portfolio                                       -              -            72,305           178,874

Dreyfus Variable Investment Fund

   Appreciation Portfolio                                      2,037,465      2,019,807         2,151,269         2,197,705

   International Value Portfolio                                  67,838         57,280            90,966           100,346

   Socially Responsible Growth Fund                              255,222        218,268                 -                 -

Direxion Insurance Trust

   HY Bond Fund                                                  605,433        665,644         2,419,568         2,413,499

Invesco Van Kampen Variable Insurance Fund

   Growth and Income Portfolio                                   227,306        188,133         1,315,826           894,199

   Value Opportunities Fund                                      219,120        135,416            24,397            84,315

Morgan Stanley Universal Institutional Funds

   Emerging Markets Debt Portfolio                               288,717        181,137           789,271           876,224

   Emerging Markets Equity Portfolio                             793,545        541,529         1,273,601         2,202,825

   Mid Cap Growth Portfolio                                      106,246        236,725           573,113           873,836

   U.S. Mid Cap Value Portfolio                                  296,023        204,901           338,514           391,398

   U.S. Real Estate Portfolio                                    390,121        214,820           192,227           221,787

Northern Lights Variable Trust

   Adaptive Allocation Portfolio                               3,672,179     16,064,679        29,789,600        16,406,035

   Chariot Absolute Return All Opportunities Portfolio                 -              -        11,601,247        22,767,215

   Power Income Fund                                             118,355          7,364                 -                 -

AllianceBernstein Variable Products Series

   Real Estate Investment Portfolio                               22,799             29                 -                 -

   Dynamic Asset Allocation Portfolio                              6,295              8                 -                 -

   Small Mid Cap Value Portfolio                                   9,598              6                 -                 -

BlackRock Variable Series Fund, Inc.

   Basic Value Fund                                               75,033         13,722                 -                 -

   Capital Appreciation Fund                                       9,280             50                 -                 -

   Equity Dividend Fund                                          221,853         12,647                 -                 -

   Global Allocation Fund                                        519,300         36,055                 -                 -

   Large Cap Core Fund                                            23,488         12,355                 -                 -

   Large Cap Growth Fund                                           9,218          2,470                 -                 -

DWS Variable Insurance Portfolios

   Equity 500 Index Portfolio                                        447              1                 -                 -

   Alternative Asset Allocation Portfolio                         57,238            313                 -                 -

   Global Small Cap Growth Portfolio                              10,585             68                 -                 -

   Dreman Small Mid Cap Value Portfolio                           30,629             88                 -                 -

Eaton Vance Variable Trust

   Floating Rate Income Portfolio                                645,532         63,971                 -                 -

   Large-Cap Value Portfolio                                      20,680             18                 -                 -

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund                                 356,373         14,758                 -                 -

   Income Securities Fund                                         71,094             77                 -                 -

   Global Bond Securities Fund                                   791,215         22,648                 -                 -

   Foreign Securities Fund                                       403,880          8,751                 -                 -

   Developing Markets Securities Fund                            205,541          2,229                 -                 -

   Mutual Global Discovery Securities Fund                         1,981             21                 -                 -

   Rising Dividends Securities Fund                              598,493         14,769                 -                 -

Ivy Funds Variable Insurance Portfolios

   Asset Strategy Portfolio                                      599,589         74,598                 -                 -

   Dividend Opportunities Portfolio                               21,874             83                 -                 -

   Energy Portfolio                                                8,001          3,933                 -                 -

   Global Bond Portfolio                                           4,803              6                 -                 -

   Global Natural Resources Portfolio                             70,906            188                 -                 -

   Growth Portfolio                                               22,873            148                 -                 -

   International Core Equity Portfolio                            62,507            166                 -                 -

   International Growth Portfolio                                 19,058            123                 -                 -

   Mid Cap Growth Portfolio                                       48,910            267                 -                 -

   Science and Technology Portfolio                               87,287         45,929                 -                 -

   Small Cap Growth Portfolio                                     18,228             99                 -                 -

   Small Cap Value Portfolio                                      90,562         15,556                 -                 -

Legg Mason Partners Variable Equity Trust

   Western Asset Variable Global High Yield Bond Portfolio       162,813          2,479                 -                 -

   ClearBridge Variable Mid Cap Core Portfolio                     2,567             53                 -                 -

Pioneer Variable Contracts Trust

   Fund Portfolio                                                 25,552          5,210                 -                 -

   Bond Portfolio                                                500,938         55,667                 -                 -

   Strategic Income Portfolio                                    766,928         12,680                 -                 -

   Equity Income Portfolio                                        80,120          3,915                 -                 -

   High Yield Portfolio                                          614,765          5,533                 -                 -

Prudential Series Funds

   Jennison 20/20 Focus Portfolio                                 19,429          4,556                 -                 -

   Natural Resources Portfolio                                    43,305          2,882                 -                 -

   SP Prudential US Emerging Growth Portfolio                     42,549            165                 -                 -

Royce Capital Fund

   Micro-Cap Portfolio                                            51,296          2,561                 -                 -

   Small Cap Portfolio                                           117,633         10,648                 -                 -

                                                           -----------------------------  ---------------------------------

                                                           $ 654,985,549  $ 687,135,143   $ 1,476,363,698   $ 1,525,211,043

                                                           -------------- --------------  ---------------   ---------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2012 and 2011 were as follows:

                                                       2012                                   2011

                                                    -------------------------------------  --------------------------------------

                                                                             Net Increase/                           Net Increase/

Portfolio                                            Purchases     Sales     (Decrease)     Purchases      Sales     (Decrease)

Fidelity Variable Insurance Products

   Money Market Portfolio                             4,303,029   4,792,766     (489,737)    7,173,689    7,411,544     (237,855)

   High Income Portfolio                              1,969,658   2,164,974     (195,316)    2,810,546    2,590,862      219,684

   Equity-Income Portfolio                              195,092     394,346     (199,254)      294,589      327,795      (33,206)

   Growth Portfolio                                     327,636     352,160      (24,524)      309,179      377,394      (68,215)

   Overseas Portfolio                                   380,171     328,604       51,567       489,676      562,875      (73,199)

   Mid Cap Portfolio                                     35,115      78,359      (43,244)      112,899      235,580     (122,681)

   Asset Manager Portfolio                                1,119      10,846       (9,727)       21,648       24,898       (3,250)

   Investment Grade Bond Portfolio                      493,448     510,563      (17,115)    1,088,245    1,189,550     (101,305)

   Index 500 Portfolio                                  168,913     332,504     (163,591)      235,445      535,246     (299,801)

   Contrafund Portfolio                                 125,865     189,771      (63,906)      153,872      238,821      (84,949)

   Asset Manager: Growth Portfolio                        1,200       9,460       (8,260)        6,223       13,370       (7,147)

   Balanced Portfolio                                    17,087      55,973      (38,886)       64,646       98,923      (34,277)

   Growth & Income Portfolio                              6,745     124,660     (117,915)      117,775       40,951       76,824

   Growth Opportunities Portfolio                       443,942     444,365         (423)       66,089      208,035     (141,946)

   Value Strategies Portfolio                           323,904     317,292        6,612         8,923      165,539     (156,616)

   Strategic Income Portfolio                            41,116       4,345       36,771             -            -            -

   Emerging Markets Portfolio                               607           2          605             -            -            -

   Real Estate Portfolio                                 39,265       3,315       35,950             -            -            -

   Funds Manager 50% Portfolio                            2,553           -        2,553             -            -            -

   Money Market Portfolio Service Class 2               193,759      79,458      114,301             -            -            -

American Century Variable

 Portfolios, Inc.

   Balanced Fund                                         21,088      24,631       (3,543)       17,704       25,253       (7,549)

   Capital Appreciation Fund                             37,067      58,325      (21,258)       42,143      151,537     (109,394)

   International Fund                                   309,654     315,708       (6,054)      195,234      315,013     (119,779)

   Value Fund                                            84,864     204,530     (119,666)      157,801      280,864     (123,063)

   Income & Growth Fund                                  87,287     115,197      (27,910)       85,394       56,690       28,704

   Inflation Protection Fund                            132,158     271,197     (139,039)    1,914,856    1,843,594       71,262

   Large Company Value Fund                              82,281     167,782      (85,501)      148,118       33,269      114,849

   Mid Cap Value Fund                                    56,427      50,280        6,147        43,381       23,576       19,805

   Ultra Fund                                            65,260      78,738      (13,478)      333,196      443,440     (110,244)

MFS Variable Insurance Trust

   Research Series                                          465      10,450       (9,985)        2,822        8,595       (5,773)

   Growth Series                                          3,606      21,829      (18,223)       11,906       33,228      (21,322)

   Investors Trust Series                                 3,196       7,997       (4,801)        2,505       12,458       (9,953)

   New Discovery Series                                 107,703     108,888       (1,185)      288,841      407,841     (119,000)

   Bond Portfolio                                           971           -          971             -            -            -

   Technology Portfolio                                     156           -          156             -            -            -

   Global Tactical Allocation Portfolio                  13,751           -       13,751             -            -            -

   International Value Portfolio                          8,344         336        8,008             -            -            -

   Utilities Portfolio                                    8,657         390        8,267             -            -            -

   New Discovery Portfolio Service Class                    621           -          621             -            -            -

Lord Abbett Series Fund, Inc.

   Growth & Income Portfolio                             15,011      50,284      (35,273)       31,903      124,119      (92,216)

   Mid-Cap Stock Portfolio                               24,863     106,060      (81,197)       66,447      153,325      (86,878)

   International Opportunities Portfolio                119,692     157,522      (37,830)      153,419      233,444      (80,025)

   Bond-Debenture Portfolio                               2,007           -        2,007             -            -            -

Alger American Fund

   LargeCap Growth Portfolio                             84,617     214,177     (129,560)      203,262      375,034     (171,772)

   MidCap Growth Portfolio                              194,569     272,486      (77,917)      234,598      231,363        3,235

   Capital Appreciation Portfolio                       219,627     244,121      (24,494)       44,922       84,897      (39,975)

   SmallCap Growth Portfolio                              5,047      35,892      (30,845)        8,700       30,479      (21,779)

   Capital Appreciation Portfolio Class S                33,726       2,660       31,066             -            -            -

Calvert Variable Series, Inc.

   Mid Cap Growth Portfolio                              91,343      89,233        2,110       218,933      435,983     (217,050)

   Equity Portfolio                                       1,838       6,948       (5,110)      118,104      112,109        5,995

Invesco Variable Insurance Funds

   Technology Fund                                       26,490      65,495      (39,005)       93,185       96,675       (3,490)

   Utilities Fund                                        16,390      23,567       (7,177)       31,138       31,215          (77)

   Diversified Dividend Fund                             22,022      61,682      (39,660)       66,079      145,960      (79,881)

   Global Health Care Fund                               33,544      34,785       (1,241)       31,034       71,870      (40,836)

   Global Real Estate Fund                              106,009      67,442       38,567        41,541       70,171      (28,630)

   International Growth Fund                             56,700      34,859       21,841        45,872       52,117       (6,245)

   Mid Cap Core Equity Fund                              46,662     114,560      (67,898)      160,797       88,921       71,876

J.P. Morgan Series Trust II

   Core Bond Portfolio                                  848,557   1,032,230     (183,673)    1,282,444    1,144,328      138,116

   Small Cap Core Portfolio                             108,749     116,989       (8,240)       71,418      194,418     (123,000)

Rydex Variable Trust

   Nova Fund                                            167,505     142,835       24,670       191,967      214,270      (22,303)

   NASDAQ-100 Fund                                      310,238     296,861       13,377       369,445      367,712        1,733

   U.S. Government Money Market Fund                    279,422     309,935      (30,513)      318,789      360,580      (41,791)

   Inverse S&P 500 Strategy Fund                        124,776     146,539      (21,763)      530,215      587,077      (56,862)

   Inverse NASDAQ-100 Strategy Fund                     208,975     136,117       72,858     1,302,080      918,944      383,136

   Inverse Government Long Bond Strategy Fund            18,950      56,195      (37,245)      139,785      259,837     (120,052)

   US Government Long Bond 1.2x Strategy              1,141,507   1,168,890      (27,383)    1,360,173    1,318,549       41,624

   NASDAQ-100 2x Strategy Fund                                -           1           (1)            -            -            -

   S&P 500 2x Strategy Fund                                   -          67          (67)            -           69          (69)

   Inverse Dow 2x Strategy Fund                               -           -            -             -            1           (1)

   Biotechnology Fund                                       414         262          152             -            -            -

   S&P 500 Pure Growth Fund                                  91           -           91             -            -            -

   S&P MidCap 400 Pure Growth Fund                        1,399           -        1,399             -            -            -

Guggenheim Variable Trust

   US Long Short Momentum Fund                            3,529      12,676       (9,147)       10,206       16,465       (6,259)

   Multi-Hedge Strategies Fund                            6,882         252        6,630             -            -            -

   Managed Futures Strategies Fund                        5,879         270        5,609             -            -            -

   DWA Sector Rotation Fund                               2,663           1        2,662             -            -            -

   Small Cap Value Fund                                     846         246          600             -            -            -

ProFunds VP

   Access VP High Yield Fund                            280,547     328,184      (47,637)      414,561      426,367      (11,806)

   Asia 30                                              345,918     308,980       36,938       648,100      727,535      (79,435)

   Banks                                                389,341     337,282       52,059       514,942      595,476      (80,534)

   Basic Materials                                       42,638      45,258       (2,620)      279,179      378,681      (99,502)

   Bear                                                 606,586     667,839      (61,253)    6,375,885    6,307,007       68,878

   Biotechnology                                        225,144     203,927       21,217        96,900      100,922       (4,022)

   Bull                                               1,774,664   1,894,210     (119,546)    9,974,903    9,921,596       53,307

   Consumer Goods                                        60,813      73,924      (13,111)      176,400      283,314     (106,914)

   Consumer Services                                    107,725     116,971       (9,246)      145,425      222,451      (77,026)

   Dow 30                                               100,770     148,180      (47,410)      198,178      134,901       63,277

   Emerging Markets                                     337,409     310,753       26,656       886,932      945,394      (58,462)

   Europe 30                                             72,946      46,687       26,259       355,103      373,100      (17,997)

   Falling U.S. Dollar                                   29,517      27,314        2,203       119,188      117,445        1,743

   Financials                                           255,255     252,490        2,765        84,964       88,180       (3,216)

   Health Care                                          108,065      89,946       18,119       395,775      481,445      (85,670)

   Industrials                                           64,604      52,619       11,985       308,935      369,109      (60,174)

   International                                        162,569     136,515       26,054       166,794      180,907      (14,113)

   Internet                                              67,121      66,992          129        66,734      106,396      (39,662)

   Japan                                                 60,984      32,932       28,052       255,995      283,737      (27,742)

   Large-Cap Growth                                     111,554      96,203       15,351       447,486      504,630      (57,144)

   Large-Cap Value                                      199,632     241,416      (41,784)      343,263      401,017      (57,754)

   Mid-Cap                                              686,773     444,717      242,056       284,209      287,041       (2,832)

   Mid-Cap Growth                                       195,961     180,652       15,309       572,160      685,565     (113,405)

   Mid-Cap Value                                        108,331      82,727       25,604        77,928      104,768      (26,840)

   Money Market                                      11,837,568  12,069,765     (232,197)   33,168,274   33,655,269     (486,995)

   Oil & Gas                                            135,593     159,678      (24,085)      638,431      756,925     (118,494)

   NASDAQ-100                                         5,000,553   4,953,101       47,452     5,964,774    6,299,804     (335,030)

   Pharmaceuticals                                       30,976      46,918      (15,942)      120,091      109,882       10,209

   Precious Metals                                      297,571     289,586        7,985       997,334    1,123,758     (126,424)

   Real Estate                                          127,872     121,935        5,937       213,826      299,889      (86,063)

   Rising Rates Opportunity                           2,527,587   2,585,164      (57,577)    3,567,260    4,044,574     (477,314)

   Semiconductor                                         27,436      29,433       (1,997)       58,165       60,382       (2,217)

   Short Dow 30                                          30,209      33,808       (3,599)       84,832       81,733        3,099

   Short Emerging Markets                                 1,306       3,080       (1,774)      370,705      510,310     (139,605)

   Short International                                   92,373      94,965       (2,592)      158,865      157,124        1,741

   Short Mid-Cap                                         99,303      99,015          288       155,170      155,110           60

   Short NASDAQ-100                                   8,548,359   8,554,563       (6,204)   10,534,214   10,409,426      124,788

   Short Small-Cap                                    2,586,735   2,554,967       31,768     3,269,564    3,260,251        9,313

   Small-Cap                                            755,270     857,108     (101,838)    1,582,437    1,471,162      111,275

   Small-Cap Growth                                      54,482      57,637       (3,155)      235,257      323,364      (88,107)

   Small-Cap Value                                       71,740      72,286         (546)      179,834      200,434      (20,600)

   Technology                                            80,350      89,454       (9,104)       57,474       64,112       (6,638)

   Telecommunications                                    64,889      61,213        3,676        87,297       88,508       (1,211)

   U.S. Government Plus                                 978,601   1,040,195      (61,594)    2,351,098    2,320,286       30,812

   UltraBull                                            882,785     778,405      104,380    18,931,790   19,300,684     (368,894)

   UltraMid-Cap                                         554,025     551,588        2,437     1,282,527    1,357,509      (74,982)

   UltraNASDAQ-100                                      128,994     120,787        8,207       572,006      591,161      (19,155)

   UltraShort Dow 30                                    881,691     872,678        9,013    18,283,918   18,293,043       (9,125)

   UltraShort NASDAQ-100                              1,424,004   1,424,342         (338)    3,035,734    3,358,854     (323,120)

   UltraSmall-Cap                                     1,041,867   1,011,675       30,192     3,233,117    3,391,438     (158,321)

   Utilities                                             44,238     103,205      (58,967)      267,309      216,856       50,453

Van Eck Worldwide Insurance Trust

   Global Hard Assets Fund                              169,543     212,302      (42,759)      484,649      497,949      (13,300)

   Emerging Markets Fund                                305,028     171,234      133,794       292,121      304,931      (12,810)

   Global Bond Fund                                     427,928     421,502        6,426     1,160,082    1,070,229       89,853

Janus Aspen Series

   Global Technology Portfolio                              820           -          820             -            -            -

   Worldwide Portfolio                                      171           -          171             -            -            -

   Perkins Mid Cap Value Portfolio                       15,229       1,116       14,113             -            -            -

   Balanced Portfolio                                    17,035          74       16,961             -            -            -

   Flexible Bond Portfolio                               25,365      11,500       13,865             -            -            -

PIMCO Variable Insurance Trust

   Total Return Portfolio                             1,914,591   1,962,599      (48,008)    2,274,037    2,096,780      177,257

   Low Duration Portfolio                             1,438,968   1,017,786      421,182       920,854    1,049,862     (129,008)

   High Yield Portfolio                               1,507,784   1,962,621     (454,837)    3,263,134    2,924,919      338,215

   Real Return Portfolio                                529,344     524,144        5,200     2,147,620    2,117,396       30,224

   All Asset Portfolio                                  232,228     125,611      106,617       172,813      130,385       42,428

   Global Multi-Asset Portfolio                           7,886         544        7,342             -            -            -

   Short-Term Portfolio                                 136,976      28,684      108,292             -            -            -

   Emerging Markets Bond Portfolio                       28,178       5,302       22,876             -            -            -

   Global (Unhedged) Bond Portfolio                      17,555           7       17,548             -            -            -

   Commodity Real Return Strategy Portfolio              24,529       1,051       23,478             -            -            -

Goldman Sachs Variable Insurance Trust

   Structured Small Cap Equity Fund                     192,415     215,110      (22,695)      648,790      869,294     (220,504)

   Large Cap Value Fund                                  93,993     126,486      (32,493)      260,746      151,930      108,816

   Mid Cap Value Fund                                    95,610     104,120       (8,510)      372,422      364,473        7,949

Neuberger Berman Advisors Management Trust

   SmallCap Growth Portfolio                             20,326      38,113      (17,787)      335,548      499,685     (164,137)

   Mid-Cap Growth Portfolio                              19,382      16,188        3,194       133,792      233,716      (99,924)

   AMT Mid Cap Intrinsic Value Portfolio                     80         922         (842)        2,597       26,504      (23,907)

Credit Suisse Trust

   International Equity Flex II Portfolio                     -           -            -         1,310        5,914       (4,604)

   U.S. Equity Flex II Portfolio                              -           -            -         7,175       19,653      (12,478)

Dreyfus Variable Investment Fund

   Appreciation Portfolio                               165,544     164,231        1,313       190,611      207,912      (17,301)

   International Value Portfolio                          9,515       8,273        1,242        12,450       13,619       (1,169)

   Socially Responsible Growth Fund                      23,552      20,730        2,822             -            -            -

Direxion Insurance Trust

   HY Bond Fund                                          60,847      66,849       (6,002)      254,897      255,635         (738)

Invesco Van Kampen Variable Insurance Fund

   Growth and Income Portfolio                           22,644      17,127        5,517       139,374       98,928       40,446

   Value Opportunities Fund                              28,834      17,066       11,768         3,693       11,409       (7,716)

Morgan Stanley Universal Institutional Funds

   Emerging Markets Debt Portfolio                       19,607      12,702        6,905        59,337       67,309       (7,972)

   Emerging Markets Equity Portfolio                     72,485      50,211       22,274       112,507      198,896      (86,389)

   Mid Cap Growth Portfolio                               5,889      19,441      (13,552)       46,464       68,213      (21,749)

   U.S. Mid Cap Value Portfolio                          25,615      17,315        8,300        31,736       36,358       (4,622)

   U.S. Real Estate Portfolio                            36,844      19,527       17,317        18,936       21,593       (2,657)

Northern Lights Variable Trust

   Adaptive Allocation Portfolio                        353,818   1,652,272   (1,298,454)    2,895,974    1,545,441    1,350,533

   Chariot Absolute Return All Opportunities Portfolio        -           -            -     1,229,476    2,403,628   (1,174,152)

   Power Income Fund                                     11,792         715       11,077             -            -            -

AllianceBernstein Variable Products Series

   Real Estate Investment Portfolio                       2,291           -        2,291             -            -            -

   Dynamic Asset Allocation Portfolio                       633           -          633             -            -            -

   Small Mid Cap Value Portfolio                            920           -          920             -            -            -

BlackRock Variable Series Fund, Inc.

   Basic Value Fund                                       7,555       1,347        6,208             -            -            -

   Capital Appreciation Fund                                896           3          893             -            -            -

   Equity Dividend Fund                                  22,386       2,027       20,359             -            -            -

   Global Allocation Fund                                62,832      14,047       48,785             -            -            -

   Large Cap Core Fund                                    2,489       1,339        1,150             -            -            -

   Large Cap Growth Fund                                    862         244          618             -            -            -

DWS Variable Insurance Portfolios

   Equity 500 Index Portfolio                                46           -           46             -            -            -

   Alternative Asset Allocation Portfolio                 5,702           -        5,702             -            -            -

   Global Small Cap Growth Portfolio                      1,167           -        1,167             -            -            -

   Dreman Small Mid Cap Value Portfolio                   3,134           -        3,134             -            -            -

Eaton Vance Variable Trust

   Floating Rate Income Portfolio                        62,451       6,193       56,258             -            -            -

   Large-Cap Value Portfolio                              1,954           -        1,954             -            -            -

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund                         35,994       2,973       33,021             -            -            -

   Income Securities Fund                                 7,160           7        7,153             -            -            -

   Global Bond Securities Fund                           85,476      10,433       75,043             -            -            -

   Foreign Securities Fund                               42,807       3,173       39,634             -            -            -

   Developing Markets Securities Fund                    23,070       1,013       22,057             -            -            -

   Mutual Global Discovery Securities Fund                  205           5          200             -            -            -

   Rising Dividends Securities Fund                      60,021       2,071       57,950             -            -            -

Ivy Funds Variable Insurance Portfolios

   Asset Strategy Portfolio                              64,808      10,710       54,098             -            -            -

   Dividend Opportunities Portfolio                       2,146           1        2,145             -            -            -

   Energy Portfolio                                         912         447          465             -            -            -

   Global Bond Portfolio                                    467           -          467             -            -            -

   Global Natural Resources Portfolio                     8,161          13        8,148             -            -            -

   Growth Portfolio                                       3,936       1,574        2,362             -            -            -

   International Core Equity Portfolio                    6,498          18        6,480             -            -            -

   International Growth Portfolio                         1,806           -        1,806             -            -            -

   Mid Cap Growth Portfolio                               5,094           5        5,089             -            -            -

   Science and Technology Portfolio                       8,651       4,486        4,165             -            -            -

   Small Cap Growth Portfolio                             3,337       1,333        2,004             -            -            -

   Small Cap Value Portfolio                              9,449       2,019        7,430             -            -            -

Legg Mason Partners Variable Equity Trust

   Western Asset Variable Global High Yield

     Bond Portfolio                                      14,416         186       14,230             -            -            -

   ClearBridge Variable Mid Cap Core Portfolio              256          10          246             -            -            -

Pioneer Variable Contracts Trust

   Fund Portfolio                                         2,629         552        2,077             -            -            -

   Bond Portfolio                                        48,315       5,846       42,469             -            -            -

   Strategic Income Portfolio                            76,373       3,995       72,378             -            -            -

   Equity Income Portfolio                                7,949         392        7,557             -            -            -

   High Yield Portfolio                                  58,676         336       58,340             -            -            -

Prudential Series Funds

   Jennison 20/20 Focus Portfolio                         2,507         918        1,589             -            -            -

   Natural Resources Portfolio                            5,338         338        5,000             -            -            -

   SP Prudential US Emerging Growth Portfolio             4,295          11        4,284             -            -            -

Royce Capital Fund

   Micro-Cap Portfolio                                    5,617         268        5,349             -            -            -

   Small Cap Portfolio                                   12,358       1,637       10,721             -            -            -

                                                    ------------ ----------- ------------  ------------ ------------ ------------

                                                     67,967,558  70,548,894   (2,581,336)  173,388,188  178,598,066   (5,209,878)

                                                    ------------ ----------- ------------  ------------ ------------ ------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                   December 31                                Year Ended December 31

                                       ---------------------------------------  -----------------------------------------------

                                                  Unit Fair Value               Investment    Expense Ratio     Total Return

                                                   Lowest to                      Income       Lowest to         Lowest to

                                         Units      Highest       Net Assets      Ratio*       Highest**         Highest***

                                       ---------- ------------    ------------  ------------  -------------   -----------------

Net assets represented by

   Fidelity Variable Insurance Products

    Money Market Portfolio

        2012                           1,191,130  9.03 to 14.23   $13,116,345         0.15%   0.95% to 1.55%  -2.89% to -0.82%

        2011                           1,680,867  9.33 to 14.41   $18,551,744         0.12%   0.95% to 1.55%  -2.89% to -0.83%

        2010                           1,918,722  9.58 to 14.60   $21,577,234         0.27%   0.95% to 1.55%  -2.83% to -0.77%

        2009                           1,685,381  9.83 to 14.78   $19,608,907         0.78%   0.95% to 1.55%  -2.30% to -0.23%

        2008                           2,564,184  10.03 to 14.89  $30,455,561         3.31%   0.95% to 1.55%  -0.08% to 2.04%

    High Income Portfolio

        2012                           1,685,009  10.71 to 21.82  $33,650,781         5.48%   0.95% to 1.55%  10.86% to 12.89%

        2011                           1,880,325  12.23 to 19.48  $33,676,891         6.20%   0.95% to 1.55%   0.86% to 2.74%

        2010                           1,660,641  12.13 to 18.89  $29,229,531         8.03%   0.95% to 1.55%  10.54% to 12.60%

        2009                           1,515,346  10.97 to 16.83  $24,085,137        10.39%   0.95% to 1.55%  39.51% to 42.11%

        2008                             794,525  7.85 to 11.86    $8,923,331         6.01%   0.95% to 1.55%  -27.22% to -25.85%

    Equity-Income Portfolio

        2012                             678,410  9.95 to 31.96   $11,860,422         2.77%   0.95% to 1.55%  13.29% to 15.94%

        2011                             877,664  8.77 to 28.07   $13,262,783         2.20%   0.95% to 1.55%  -2.56% to -0.29%

        2010                             910,870  9.00 to 27.76   $14,115,630         1.67%   0.95% to 1.55%  11.25% to 13.83%

        2009                             881,909  8.09 to 24.45   $12,618,276         2.15%   0.95% to 1.55%  25.73% to 28.66%

        2008                             815,503  6.43 to 19.04    $9,566,380         2.23%   0.95% to 1.55%  -44.84% to -43.55%

    Growth Portfolio

        2012                             274,927  10.61 to 27.70   $6,405,705         0.57%   0.95% to 1.55%  11.62% to 13.32%

        2011                             299,451  9.14 to 24.80    $6,376,464         0.32%   0.95% to 1.55%  -2.40% to -0.98%

        2010                             367,666  9.37 to 24.80    $8,060,444         0.23%   0.95% to 1.55%  20.93% to 22.69%

        2009                             447,386  7.59 to 20.25    $7,956,046         0.40%   0.95% to 1.55%  24.62% to 26.76%

        2008                             505,288  6.09 to 16.01    $6,988,256         0.66%   0.95% to 1.55%  -48.69% to -47.81%

    Overseas Portfolio

        2012                             722,426  9.75 to 19.80   $11,041,091         1.73%   0.95% to 1.55%  16.51% to 19.23%

        2011                             670,859  8.35 to 17.16    $8,786,232         1.20%   0.95% to 1.55%  -19.98% to -18.12%

        2010                             744,058  10.42 to 20.36  $12,016,775         1.15%   0.95% to 1.55%  9.23% to 11.76%

        2009                             791,309  9.52 to 18.26   $11,518,915         2.00%   0.95% to 1.55%  22.18% to 25.03%

        2008                             711,484  7.77 to 14.63    $8,477,770         2.58%   0.95% to 1.55%  -45.76% to -44.49%

    Mid Cap Portfolio

        2012                             288,435  10.07 to 24.19   $6,194,665         0.61%   0.95% to 1.55%  10.77% to 13.47%

        2011                             331,678  11.45 to 21.53   $6,434,527         0.12%   0.95% to 1.55%  -13.79% to -11.69%

        2010                             454,359  13.20 to 24.63  $10,085,091         0.25%   0.95% to 1.55%  24.34% to 27.36%

        2009                             419,705  10.54 to 19.53   $7,290,350         0.56%   0.95% to 1.55%  35.15% to 38.43%

        2008                             492,030  8.24 to 14.25    $6,206,550         0.37%   0.95% to 1.55%  -41.61% to -40.18%

    Asset Manager Portfolio

        2012                              70,187  12.79 to 24.21   $1,422,094         1.43%   0.95% to 1.55%  9.67% to 11.17%

        2011                              79,914  11.66 to 22.03   $1,490,922         1.88%   0.95% to 1.55%  -5.02% to -3.73%

        2010                              83,164  12.17 to 22.72   $1,701,867         1.40%   0.95% to 1.55%  11.26% to 12.89%

        2009                             122,618  10.68 to 20.17   $2,168,447         2.32%   0.95% to 1.55%  25.71% to 27.54%

        2008                             122,462  8.70 to 15.84    $1,801,191         2.40%   0.95% to 1.55%  -30.60% to -29.58%

    Investment Grade Bond Portfolio

        2012                             447,023  11.89 to 23.48   $7,919,151         2.18%   0.95% to 1.55%   2.57% to 4.60%

        2011                             464,138  11.59 to 22.47   $8,039,276         3.89%   0.95% to 1.55%   4.19% to 6.03%

        2010                             565,443  11.27 to 21.25   $9,194,859         3.53%   0.95% to 1.55%   4.68% to 6.53%

        2009                             575,631  10.77 to 19.99   $9,061,004         8.44%   0.95% to 1.55%  12.39% to 14.38%

        2008                             515,445  9.58 to 17.52    $7,439,169         4.31%   0.95% to 1.55%  -5.99% to -4.38%

    Index 500 Portfolio

        2012                           1,283,796  10.58 to 33.15  $20,822,020         1.95%   0.95% to 1.55%  11.80% to 14.53%

        2011                           1,447,387  9.45 to 29.45   $20,589,498         1.69%   0.95% to 1.55%  -1.56% to 0.82%

        2010                           1,747,188  9.40 to 28.83   $24,749,932         1.67%   0.95% to 1.55%  10.68% to 13.65%

        2009                           1,959,465  8.49 to 25.42   $24,814,080         2.28%   0.95% to 1.55%  21.83% to 25.11%

        2008                           2,025,979  6.97 to 20.36   $21,069,140         2.02%   0.95% to 1.55%  -39.39% to -37.76%

    Contrafund Portfolio

        2012                             689,398  10.38 to 39.82  $17,309,661         1.23%   0.95% to 1.55%  13.03% to 15.04%

        2011                             753,305  10.51 to 35.20  $17,234,641         0.90%   0.95% to 1.55%  -5.37% to -3.70%

        2010                             838,254  11.11 to 36.10  $20,075,700         1.05%   0.95% to 1.55%  13.81% to 15.82%

        2009                             975,009  9.76 to 31.23   $20,217,408         1.19%   0.95% to 1.55%  31.93% to 34.19%

        2008                           1,216,833  7.94 to 23.34   $18,210,919         0.88%   0.95% to 1.55%  -44.20% to -43.23%

    Asset Manager: Growth Portfolio

        2012                              41,431  11.92 to 23.34     $886,800         1.32%   0.95% to 1.55%  12.48% to 14.02%

        2011                              49,691  10.59 to 20.76     $940,831         1.55%   0.95% to 1.55%  -8.58% to -7.34%

        2010                              56,838  11.59 to 22.16   $1,174,249         0.97%   0.95% to 1.55%  13.39% to 14.93%

        2009                              88,402  10.16 to 19.32   $1,408,607         1.54%   0.95% to 1.55%  29.79% to 31.16%

        2008                              77,630  7.83 to 14.74    $1,026,358         1.79%   0.95% to 1.55%  -37.25% to -36.55%

    Balanced Portfolio

        2012                             202,075  12.98 to 18.80   $3,239,466         1.51%   0.95% to 1.55%  12.08% to 13.73%

        2011                             240,961  11.12 to 16.81   $3,439,144         1.47%   0.95% to 1.55%  -6.10% to -4.73%

        2010                             275,238  11.29 to 17.43   $4,173,267         1.58%   0.95% to 1.55%  13.60% to 16.64%

        2009                             257,723  9.94 to 14.97    $3,433,604         1.73%   0.95% to 1.55%  33.43% to 37.02%

        2008                             291,121  7.45 to 10.96    $2,823,637         1.55%   0.95% to 1.55%  -36.49% to -34.77%

    Growth & Income Portfolio

        2012                             115,058  10.50 to 19.05   $1,988,408         1.69%   0.95% to 1.55%  14.33% to 17.12%

        2011                             232,973  9.18 to 16.60    $3,074,009         1.34%   0.95% to 1.55%  -1.97% to 0.40%

        2010                             156,149  9.37 to 16.27    $2,325,706         0.59%   0.95% to 1.55%  12.23% to 13.47%

        2009                             201,122  9.12 to 14.36    $2,616,283         0.97%   0.95% to 1.55%  24.44% to 25.82%

        2008                             229,792  7.32 to 11.45    $2,421,840         1.13%   0.95% to 1.55%  -43.28% to -42.45%

    Growth Opportunities Portfolio

        2012                             162,147  11.01 to 15.22   $2,241,613         0.35%   0.95% to 1.55%  15.90% to 18.19%

        2011                             162,570  9.50 to 13.01    $1,912,227         0.09%   0.95% to 1.55%  -0.74% to 1.01%

        2010                             304,516  9.69 to 13.01    $3,475,300         0.12%   0.95% to 1.55%  20.19% to 22.31%

        2009                             174,495  8.06 to 10.74    $1,675,468         0.45%   0.95% to 1.55%  42.51% to 44.09%

        2008                             175,378  5.87 to 6.71     $1,171,472         0.38%   0.95% to 1.55%  -56.05% to -55.56%

    Value Strategies Portfolio

        2012                              77,802  10.99 to 14.55   $1,063,222         0.40%   0.95% to 1.55%  23.97% to 25.86%

        2011                              71,189  9.79 to 11.56      $790,907         0.36%   0.95% to 1.55%  -11.24% to -9.90%

        2010                             227,805  10.99 to 12.83   $2,786,365         0.34%   0.95% to 1.55%  23.28% to 25.14%

        2009                             151,697  8.87 to 10.25    $1,505,118         0.50%   0.95% to 1.55%  53.43% to 55.67%

        2008                              24,659  5.76 to 6.59       $157,512         0.52%   0.95% to 1.55%  -52.45% to -51.75%

    Strategic Income Portfolio

        2012                              36,771  10.54 to 10.54     $387,650         1.72%   1.00% to 1.50%        n/a

    Emerging Markets Portfolio

        2012                                 605  9.98 to 9.98         $6,039         0.22%   1.00% to 1.50%        n/a

    Real Estate Portfolio

        2012                              35,950  10.99 to 10.99     $395,205         3.26%   1.00% to 1.50%        n/a

    Funds Manager 50% Portfolio

        2012                               2,553  10.04 to 10.04      $25,624         0.52%   1.00% to 1.50%        n/a

    Money Market Portfolio Service Class 2

        2012                             114,301  9.89 to 9.89     $1,130,154         0.00%   1.00% to 1.50%        n/a

   American Century Variable

    Portfolios, Inc.

    Balanced Fund

        2012                             149,169  12.36 to 19.11   $2,304,320         2.11%   0.95% to 1.55%  9.25% to 10.74%

        2011                             152,712  11.25 to 17.47   $2,149,355         1.91%   0.95% to 1.55%   1.87% to 4.34%

        2010                             160,261  10.93 to 16.70   $2,186,351         1.87%   0.95% to 1.55%  7.96% to 10.58%

        2009                             158,823  9.98 to 15.17    $1,995,242         4.90%   0.95% to 1.55%  11.68% to 14.39%

        2008                             196,978  8.82 to 13.32    $2,148,308         2.58%   0.95% to 1.55%  -22.97% to -21.09%

    Capital Appreciation Fund

        2012                             111,317  15.99 to 25.95   $2,483,522         0.00%   0.95% to 1.55%  12.67% to 14.90%

        2011                             132,575  14.19 to 22.91   $2,618,337         0.00%   0.95% to 1.55%  -8.99% to -7.39%

        2010                             241,969  15.79 to 24.61   $5,009,357         0.00%   0.95% to 1.55%  27.80% to 30.05%

        2009                             161,705  12.36 to 19.01   $2,759,551         0.79%   0.95% to 1.55%  33.49% to 35.78%

        2008                             182,644  9.74 to 14.07    $2,329,054         0.00%   0.95% to 1.55%  -47.60% to -46.69%

    International Fund

        2012                             506,755  8.82 to 17.64    $7,834,931         0.72%   0.85% to 1.55%  16.47% to 19.86%

        2011                             512,809  7.58 to 14.82    $6,681,840         1.33%   0.85% to 1.55%  -15.04% to -13.02%

        2010                             632,588  9.17 to 17.16    $9,593,411         2.25%   0.85% to 1.55%  9.53% to 12.07%

        2009                             813,543  10.31 to 15.42  $10,987,454         1.84%   0.95% to 1.55%  29.36% to 32.37%

        2008                             978,252  7.94 to 11.73   $10,065,494         0.71%   0.95% to 1.55%  -46.67% to -45.42%

    Value Fund

        2012                             605,544  10.03 to 24.12   $9,777,528         1.83%   0.95% to 1.55%  10.90% to 13.49%

        2011                             725,210  9.37 to 21.68   $10,374,251         1.89%   0.95% to 1.55%  -2.36% to -0.09%

        2010                             848,273  9.59 to 21.43   $12,210,338         1.97%   0.95% to 1.55%  9.04% to 11.97%

        2009                           1,022,258  8.76 to 19.16   $13,211,320         5.08%   0.95% to 1.55%  15.49% to 18.59%

        2008                           1,131,427  7.55 to 16.22   $12,574,284         2.48%   0.95% to 1.55%  -29.40% to -27.50%

    Income & Growth Fund

        2012                             107,633  8.89 to 15.25    $1,358,597         2.04%   0.85% to 1.55%  10.17% to 13.37%

        2011                             135,543  8.07 to 13.55    $1,523,306         1.36%   0.85% to 1.55%  -0.52% to 1.89%

        2010                             106,839  8.73 to 13.39    $1,207,242         1.43%   0.85% to 1.55%  10.28% to 12.78%

        2009                              94,650  7.83 to 11.70      $991,592         3.45%   0.85% to 1.55%  13.61% to 16.66%

        2008                             175,561  6.94 to 10.13    $1,510,279         1.83%   0.85% to 1.55%  -37.05% to -35.35%

    Inflation Protection Fund

        2012                             727,601  10.04 to 14.35  $10,034,845         2.33%   0.95% to 1.55%   4.14% to 6.37%

        2011                             866,640  11.77 to 13.49  $11,267,059         5.24%   0.95% to 1.55%  8.40% to 10.69%

        2010                             795,378  10.86 to 12.19   $9,396,861         1.72%   0.95% to 1.55%   1.94% to 4.11%

        2009                             707,493  10.66 to 11.71   $8,066,463         1.57%   0.85% to 1.55%   6.93% to 9.20%

        2008                             768,157  9.97 to 10.72    $8,064,948         5.30%   0.85% to 1.55%  -4.56% to -2.53%

    Large Company Value Fund

        2012                              77,262  8.48 to 11.28      $791,069         0.99%   0.85% to 1.55%  12.12% to 15.27%

        2011                             162,763  7.56 to 9.79     $1,514,112         0.71%   0.85% to 1.55%  -2.42% to -0.10%

        2010                              47,914  7.93 to 9.80       $440,167         1.42%   0.85% to 1.55%   7.20% to 9.75%

        2009                              37,424  7.39 to 8.93       $320,721         3.67%   0.85% to 1.55%  16.13% to 18.78%

        2008                              44,713  6.83 to 7.52       $326,009         2.83%   0.85% to 1.55%  -39.09% to -38.01%

    Mid Cap Value Fund

        2012                              67,148  10.29 to 15.97     $965,155         1.78%   0.85% to 1.55%  12.38% to 15.12%

        2011                              61,001  11.58 to 13.87     $787,233         1.22%   0.85% to 1.55%  -4.10% to -1.78%

        2010                              41,196  11.92 to 14.12     $546,124         2.19%   0.85% to 1.55%  15.06% to 17.85%

        2009                              41,457  10.62 to 11.98     $474,488         3.27%   0.85% to 1.55%  26.66% to 28.58%

        2008                              39,953  8.78 to 9.32       $360,095         0.07%   0.85% to 1.55%  -26.34% to -25.23%

    Ultra Fund

        2012                              25,946  9.48 to 11.49      $276,642         0.00%   0.85% to 1.55%  9.63% to 12.70%

        2011                              39,424  8.62 to 10.19      $368,838         0.00%   0.85% to 1.55%  -2.79% to -0.09%

        2010                             149,668  9.02 to 10.20    $1,402,342         0.02%   0.85% to 1.55%  11.62% to 14.73%

        2009                             490,633  8.10 to 8.89     $4,260,026         0.01%   0.85% to 1.55%  30.16% to 33.25%

        2008                              34,787  6.26 to 6.67       $223,797         0.00%   0.85% to 1.55%  -43.21% to -42.20%

   MFS Variable Insurance Trust

    Research Series

        2012                              36,846  13.41 to 15.12     $547,633         0.77%   0.95% to 1.40%  14.52% to 15.79%

        2011                              46,831  11.71 to 13.09     $602,812         0.85%   0.95% to 1.40%  -2.70% to -1.63%

        2010                              52,604  12.03 to 13.27     $690,199         0.90%   0.95% to 1.40%  13.30% to 14.55%

        2009                              61,313  10.62 to 11.59     $704,512         1.32%   0.95% to 1.40%  27.56% to 28.97%

        2008                              74,583  7.82 to 8.99       $664,908         0.57%   0.95% to 1.40%  -37.56% to -36.86%

    Growth Series

        2012                              77,258  13.05 to 18.85   $1,204,840         0.00%   0.95% to 1.40%  13.94% to 15.96%

        2011                              95,481  11.45 to 16.42   $1,287,890         0.16%   0.95% to 1.40%  -3.20% to -1.50%

        2010                             116,803  11.83 to 16.83   $1,606,866         0.10%   0.95% to 1.40%  11.96% to 13.94%

        2009                             144,138  10.56 to 14.92   $1,736,135         0.26%   0.95% to 1.40%  34.54% to 36.03%

        2008                             156,622  7.93 to 11.08    $1,394,097         0.21%   0.95% to 1.40%  -38.82% to -38.14%

    Investors Trust Series

        2012                              20,246  13.11 to 14.23     $272,787         0.81%   0.95% to 1.40%  16.82% to 17.70%

        2011                              25,047  11.22 to 12.09     $286,314         0.93%   0.95% to 1.40%  -4.06% to -3.34%

        2010                              35,000  11.34 to 12.51     $417,969         1.10%   0.95% to 1.40%   8.63% to 9.83%

        2009                              44,492  10.44 to 11.39     $484,098         1.42%   0.95% to 1.40%  23.99% to 25.36%

        2008                              58,367  8.15 to 9.08       $507,003         0.86%   0.95% to 1.40%  -34.61% to -33.89%

    New Discovery Series

        2012                             124,655  13.47 to 29.85   $2,775,785         0.00%   0.95% to 1.40%  17.96% to 19.75%

        2011                             125,840  11.41 to 25.29   $2,477,406         0.00%   0.95% to 1.40%  -12.66% to -11.34%

        2010                             244,840  13.06 to 28.23   $4,715,606         0.00%   0.95% to 1.40%  32.65% to 34.66%

        2009                             171,399  9.84 to 21.00    $2,730,531         0.00%   0.95% to 1.40%  59.06% to 61.38%

        2008                             385,164  6.19 to 13.05    $3,124,597         0.00%   0.95% to 1.40%  -40.96% to -40.09%

    Bond Portfolio

        2012                                 971  10.11 to 10.11       $9,815         0.00%   1.00% to 1.50%        n/a

    Technology Portfolio

        2012                                 156  9.75 to 9.75         $1,519         0.00%   1.00% to 1.50%        n/a

    Global Tactical Allocation Portfolio

        2012                              13,751  10.42 to 10.42     $143,346         0.00%   1.00% to 1.50%        n/a

    International Value Portfolio

        2012                               8,008  10.75 to 10.75      $86,105         0.00%   1.00% to 1.50%        n/a

    Utilities Portfolio

        2012                               8,267  10.75 to 10.75      $88,847         0.00%   1.00% to 1.50%        n/a

    New Discovery Portfolio Service Class

        2012                                 621  10.24 to 10.24       $6,355         3.33%   1.00% to 1.50%        n/a

   Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio

        2012                             141,536  9.97 to 16.81    $2,061,210         0.91%   0.95% to 1.40%  9.69% to 11.02%

        2011                             176,809  9.08 to 15.54    $2,323,787         0.60%   0.95% to 1.40%  -8.07% to -6.97%

        2010                             269,025  9.86 to 16.42    $3,717,230         0.48%   0.95% to 1.40%  14.63% to 16.30%

        2009                             353,470  8.57 to 14.19    $4,188,450         0.88%   0.95% to 1.40%  16.08% to 17.77%

        2008                             442,890  7.35 to 12.10    $4,443,941         1.39%   0.95% to 1.40%  -37.94% to -37.02%

    Mid-Cap Stock Portfolio

        2012                             275,535  9.80 to 25.44    $5,048,204         0.61%   0.95% to 1.40%  10.92% to 13.46%

        2011                             356,732  8.82 to 22.91    $5,819,068         0.19%   0.95% to 1.40%  -7.03% to -4.92%

        2010                             443,610  9.48 to 23.81    $7,642,550         0.33%   0.95% to 1.40%  21.48% to 24.25%

        2009                             649,370  7.79 to 19.25    $8,803,053         0.43%   0.95% to 1.40%  22.56% to 25.42%

        2008                             843,603  6.34 to 15.42    $9,213,430         1.18%   0.95% to 1.40%  -41.30% to -39.93%

    International Opportunities Portfolio

        2012                             691,586  10.76 to 21.15  $12,383,333         2.04%   0.95% to 1.40%  16.40% to 19.24%

        2011                             729,416  9.21 to 18.41   $10,954,539         0.95%   0.95% to 1.40%  -18.49% to -16.51%

        2010                             809,441  11.27 to 22.21  $14,585,327         0.73%   0.95% to 1.40%  17.35% to 20.08%

        2009                             933,514  9.59 to 18.63   $14,038,945         1.55%   0.95% to 1.40%  43.14% to 46.47%

        2008                             956,822  6.68 to 12.81    $9,797,112         0.64%   0.95% to 1.40%  -53.09% to -51.99%

    Bond-Debenture Portfolio

        2012                               2,007  10.19 to 10.19      $20,451         2.29%   1.00% to 1.50%        n/a

   Alger American Fund

    LargeCap Growth Portfolio

        2012                             709,303  8.05 to 15.55    $8,247,573         1.20%   0.95% to 1.40%   6.33% to 8.82%

        2011                             838,863  7.58 to 14.84    $8,850,097         1.07%   0.95% to 1.40%  -3.53% to -1.29%

        2010                           1,010,635  7.56 to 15.14   $11,007,716         0.73%   0.95% to 1.40%  9.76% to 12.32%

        2009                           1,267,487  6.76 to 13.57   $12,048,320         0.62%   0.95% to 1.40%  42.86% to 46.18%

        2008                           1,243,245  4.65 to 9.35     $8,174,886         0.23%   0.95% to 1.40%  -47.89% to -46.67%

    MidCap Growth Portfolio

        2012                             553,885  9.60 to 16.70    $6,877,224         0.00%   0.95% to 1.40%  12.47% to 15.11%

        2011                             631,802  8.52 to 14.65    $6,773,234         0.38%   0.95% to 1.40%  -11.20% to -9.14%

        2010                             628,567  9.57 to 16.29    $7,449,633         0.00%   0.95% to 1.40%  15.57% to 18.25%

        2009                             697,907  8.27 to 13.91    $6,861,016         0.00%   0.95% to 1.40%  46.85% to 50.27%

        2008                             649,603  5.62 to 9.35     $4,259,638         0.16%   0.95% to 1.40%  -59.70% to -58.75%

    Capital Appreciation Portfolio

        2012                             294,519  10.43 to 22.53   $3,805,780         1.08%   0.95% to 1.40%  14.90% to 17.18%

        2011                             319,013  9.09 to 19.42    $3,504,103         0.11%   0.95% to 1.40%  -2.95% to -1.24%

        2010                             358,988  9.10 to 19.86    $3,841,059         0.40%   0.95% to 1.40%  10.99% to 12.95%

        2009                             478,909  8.09 to 17.76    $4,441,117         0.00%   0.95% to 1.40%  47.52% to 49.68%

        2008                             607,361  5.43 to 12.21    $4,155,821         0.00%   0.95% to 1.40%  -46.44% to -45.66%

    SmallCap Growth Portfolio

        2012                             105,993  10.10 to 19.82   $1,281,543         0.00%   0.85% to 1.45%  8.94% to 11.43%

        2011                             136,838  9.18 to 17.79    $1,482,858         0.00%   0.85% to 1.45%  -6.23% to -4.10%

        2010                             158,617  9.54 to 18.55    $1,815,718         0.00%   0.85% to 1.45%  21.35% to 24.11%

        2009                             202,347  7.72 to 14.94    $1,868,807         0.00%   0.85% to 1.45%  41.07% to 44.13%

        2008                             229,751  5.38 to 12.75    $1,499,453         0.00%   0.85% to 1.45%  -48.01% to -47.11%

    Capital Appreciation Portfolio Class S

        2012                              31,066  10.32 to 10.32     $320,684         0.07%   1.00% to 1.50%        n/a

   Calvert Variable Series, Inc.

    Mid Cap Growth Portfolio

        2012                              57,034  10.26 to 17.89     $856,895         0.11%   0.95% to 1.40%  13.91% to 15.64%

        2011                              54,924  11.44 to 15.62     $723,996         0.00%   0.95% to 1.40%  -0.09% to 1.36%

        2010                             271,974  11.42 to 15.57   $3,463,160         0.00%   0.95% to 1.40%  28.36% to 30.23%

        2009                              52,408  8.86 to 10.33      $509,286         0.00%   0.95% to 1.40%  28.89% to 30.77%

        2008                              52,609  6.85 to 7.90       $394,188         0.00%   0.95% to 1.40%  -38.69% to -37.79%

    Equity Portfolio

        2012                              54,083  10.28 to 14.95     $758,074         0.10%   0.95% to 1.40%  13.19% to 14.95%

        2011                              59,193  11.31 to 13.01     $727,798         0.00%   0.95% to 1.40%  -3.68% to -2.27%

        2010                              53,198  11.74 to 13.32     $672,384         0.06%   0.95% to 1.40%  14.49% to 16.16%

        2009                              55,736  10.02 to 11.46     $602,724         0.36%   0.95% to 1.40%  31.08% to 32.99%

        2008                              45,593  7.61 to 8.62       $372,791         0.00%   0.95% to 1.40%  -37.32% to -36.40%

   Invesco Variable Insurance Funds

    Technology Fund

        2012                              44,404  10.42 to 16.43     $529,133         0.00%   0.95% to 1.40%  8.30% to 10.22%

        2011                              83,409  9.60 to 15.05      $908,911         0.22%   0.95% to 1.40%  -7.58% to -5.95%

        2010                              86,899  10.46 to 16.57   $1,013,253         0.00%   0.95% to 1.40%  18.08% to 20.16%

        2009                              90,840  8.83 to 13.88      $882,841         0.00%   0.95% to 1.40%  53.67% to 55.91%

        2008                              73,416  5.75 to 6.55       $455,864         0.00%   0.95% to 1.40%  -45.83% to -45.03%

    Utilities Fund

        2012                              72,267  14.61 to 21.64   $1,338,589         3.14%   0.95% to 1.40%   0.17% to 2.62%

        2011                              79,444  14.39 to 21.30   $1,442,706         3.32%   0.95% to 1.40%  12.62% to 15.35%

        2010                              79,521  12.61 to 18.65   $1,267,500         3.56%   0.95% to 1.40%   2.80% to 5.30%

        2009                              80,134  12.10 to 17.89   $1,224,229         3.90%   0.95% to 1.40%  11.14% to 13.84%

        2008                             116,301  10.74 to 15.87   $1,565,196         1.48%   0.95% to 1.40%  -34.59% to -33.00%

    Diversified Dividend Fund

        2012                              81,237  5.37 to 6.98       $546,170         1.80%   0.95% to 1.40%  14.79% to 17.60%

        2011                             120,897  4.68 to 5.94       $691,602         0.18%   0.95% to 1.40%  -5.31% to -3.02%

        2010                             200,778  4.94 to 6.33     $1,180,439         0.10%   0.95% to 1.40%   6.68% to 9.27%

        2009                             253,216  4.59 to 5.98     $1,374,884         2.08%   0.95% to 1.40%  23.23% to 26.22%

        2008                             583,292  3.68 to 4.77     $2,526,025         6.64%   0.95% to 1.40%  -60.79% to -59.83%

    Global Health Care Fund

        2012                              72,055  12.89 to 16.15   $1,046,351         0.00%   0.95% to 1.40%  17.96% to 19.75%

        2011                              73,296  10.92 to 13.63     $893,103         0.00%   0.95% to 1.40%   1.49% to 2.97%

        2010                             114,132  10.76 to 13.37   $1,354,409         0.00%   0.95% to 1.40%   2.80% to 4.30%

        2009                             137,785  10.47 to 13.23   $1,581,165         0.40%   0.95% to 1.40%  24.65% to 26.47%

        2008                              98,289  8.40 to 9.33       $891,597         0.00%   0.95% to 1.40%  -30.32% to -29.30%

    Global Real Estate Fund

        2012                              70,357  9.75 to 11.21      $722,234         0.51%   0.85% to 1.45%  23.61% to 26.06%

        2011                              31,790  7.96 to 8.90       $262,657         2.85%   0.85% to 1.45%  -9.80% to -8.02%

        2010                              60,420  8.81 to 9.67       $547,641         4.62%   0.85% to 1.45%  13.38% to 15.44%

        2009                              54,643  7.74 to 8.32       $433,573         0.00%   0.85% to 1.45%  26.97% to 29.08%

        2008                              11,958  6.17 to 6.45        $75,360         3.43%   0.85% to 1.45%  -46.42% to -45.58%

    International Growth Fund

        2012                              47,732  9.65 to 11.25      $491,298         0.84%   0.85% to 1.45%  11.05% to 13.64%

        2011                              25,891  8.69 to 9.90       $242,008         1.50%   0.85% to 1.45%  -10.37% to -8.28%

        2010                              32,136  9.69 to 10.79      $328,439         1.28%   0.85% to 1.45%  8.52% to 10.88%

        2009                              49,466  8.93 to 9.67       $460,795         0.92%   0.85% to 1.45%  30.53% to 32.84%

        2008                              19,626  6.94 to 7.28       $139,997         0.25%   0.85% to 1.45%  -42.31% to -41.46%

    Mid Cap Core Equity Fund

        2012                              17,526  10.11 to 11.14     $185,193         0.00%   0.85% to 1.45%   7.12% to 8.69%

        2011                              85,424  9.28 to 10.46      $822,620         0.03%   0.85% to 1.45%  -9.53% to -7.80%

        2010                              13,548  10.38 to 11.34     $145,614         0.19%   0.85% to 1.45%  10.20% to 12.20%

        2009                              18,068  9.46 to 10.11      $175,170         1.03%   0.85% to 1.45%  25.77% to 27.41%

        2008                              13,994  7.51 to 7.84       $107,545         1.08%   0.85% to 1.45%  -30.41% to -30.06%

   J.P. Morgan Series Trust II

    Core Bond Portfolio

        2012                             457,070  9.23 to 12.32    $5,257,904         4.38%   0.95% to 1.40%   2.15% to 4.33%

        2011                             640,743  9.04 to 11.81    $6,974,366         4.73%   0.95% to 1.40%   4.24% to 6.44%

        2010                             502,627  8.67 to 11.09    $5,229,931         4.12%   0.95% to 1.40%   5.96% to 8.20%

        2009                             552,938  8.18 to 10.25    $5,314,582         6.36%   0.95% to 1.40%   1.70% to 3.86%

        2008                             612,246  8.04 to 9.87     $5,700,481         8.89%   0.95% to 1.40%  -18.49% to -16.75%

    Small Cap Core Portfolio

        2012                             187,518  10.70 to 19.16   $2,847,401         0.22%   0.95% to 1.40%  15.88% to 18.59%

        2011                             195,758  9.21 to 16.32    $2,529,380         0.11%   0.95% to 1.40%  -7.81% to -5.67%

        2010                             318,758  9.95 to 17.47    $4,338,674         0.00%   0.95% to 1.40%  23.10% to 25.96%

        2009                              78,175  8.13 to 14.01      $843,217         0.69%   0.95% to 1.40%  18.66% to 21.42%

        2008                              70,506  6.84 to 11.65      $643,237         0.21%   0.95% to 1.40%  -34.17% to -32.63%

   Rydex Variable Trust

    Nova Fund

        2012                              43,741  9.55 to 13.69      $474,062         0.00%   0.95% to 1.40%  19.33% to 21.08%

        2011                              19,071  8.13 to 9.35       $167,330         0.04%   0.95% to 1.40%  -3.51% to -2.10%

        2010                              41,374  8.42 to 9.55       $380,071         0.30%   0.95% to 1.40%  17.12% to 18.83%

        2009                              26,471  7.19 to 8.04       $204,652         0.58%   0.95% to 1.40%  32.23% to 34.16%

        2008                              62,581  5.32 to 5.99       $365,183         0.24%   0.95% to 1.40%  -55.56% to -54.91%

    NASDAQ-100 Fund

        2012                              39,584  13.25 to 19.72     $652,881         0.00%   0.95% to 1.40%  13.93% to 15.66%

        2011                              26,207  11.63 to 17.23     $379,509         0.00%   0.95% to 1.40%  -0.25% to 1.20%

        2010                              24,474  12.93 to 17.19     $352,827         0.00%   0.95% to 1.40%  15.68% to 17.37%

        2009                              21,314  11.06 to 14.79     $262,149         0.00%   0.95% to 1.40%  48.40% to 50.56%

        2008                              22,053  7.12 to 9.92       $176,810         0.17%   0.95% to 1.40%  -43.30% to -42.46%

    U.S. Government Money Market Fund

        2012                              80,228  8.52 to 10.12      $752,934         0.00%   0.95% to 1.45%  -3.50% to -0.95%

        2011                             110,741  8.83 to 10.21    $1,072,590         0.00%   0.95% to 1.45%  -3.14% to -0.94%

        2010                             152,532  8.74 to 10.31    $1,483,157         0.01%   0.95% to 1.45%  -3.38% to -0.94%

        2009                              79,752  8.89 to 10.41      $791,751         0.02%   0.85% to 1.45%  -3.34% to -0.89%

        2008                             230,093  9.16 to 10.5     $2,296,079         0.82%   0.85% to 1.45%  -2.30% to 0.18%

    Inverse S&P 500 Strategy Fund

        2012                             125,811  3.35 to 5.12       $506,354         0.00%   0.95% to 1.40%  -19.20% to -17.77%

        2011                             147,574  4.11 to 6.25       $728,375         0.00%   0.95% to 1.40%  -11.46% to -9.90%

        2010                             204,436  4.61 to 6.89     $1,128,682         0.00%   0.95% to 1.40%  -19.17% to -17.74%

        2009                             144,010  5.66 to 8.46       $973,618         0.00%   0.95% to 1.40%  -29.02% to -28.23%

        2008                             153,349  7.85 to 11.91    $1,441,637         0.73%   0.95% to 1.40%  36.21% to 37.93%

    Inverse NASDAQ-100 Strategy Fund

        2012                             529,359  2.07 to 3.95     $1,301,890         0.00%   0.95% to 1.40%  -20.27% to -19.42%

        2011                             456,501  2.60 to 4.92     $1,399,209         0.00%   0.95% to 1.40%  -11.90% to -10.92%

        2010                              73,365  2.95 to 5.55       $256,003         0.00%   0.95% to 1.40%  -22.83% to -22.01%

        2009                              79,390  3.82 to 6.72       $350,956         0.03%   0.95% to 1.40%  -41.27% to -40.65%

        2008                             353,019  6.40 to 12.09    $2,605,403         0.56%   0.95% to 1.40%  44.80% to 46.62%

    Inverse Government Long Bond Strategy Fund

        2012                              37,335  3.51 to 4.03       $140,017         0.00%   0.95% to 1.40%  -8.11% to -7.09%

        2011                              74,580  3.82 to 4.15       $303,067         0.00%   0.95% to 1.40%  -31.85% to -31.09%

        2010                             194,632  5.47 to 6.46     $1,133,085         0.00%   0.95% to 1.40%  -14.58% to -13.63%

        2009                              30,043  6.56 to 7.53       $206,205         0.00%   0.95% to 1.40%  16.99% to 18.28%

        2008                              11,145  5.60 to 6.43        $66,006         0.19%   0.95% to 1.40%  -31.63% to -30.87%

    US Government Long Bond 1.2x Strategy Fund

        2012                              36,921  13.52 to 16.87     $592,678         2.27%   0.95% to 1.40%   0.05% to 2.03%

        2011                              64,304  13.51 to 16.54   $1,013,649         7.71%   0.95% to 1.40%  38.10% to 40.18%

        2010                              22,680  10.78 to 11.80     $260,269        49.59%   0.95% to 1.40%   7.96% to 9.10%

        2009                               7,784  10.11 to 10.81      $80,187         0.74%   0.95% to 1.40%  -32.90% to-32.19%

        2008                              91,737  15.05 to 15.94   $1,432,811         2.68%   0.95% to 1.40%  41.98% to 43.49%

    NASDAQ-100 2x Strategy Fund

        2012                                 203  12.37 to 12.37       $2,515         0.00%   0.85% to 1.45%  31.26% to 31.26%

        2011                                 204  9.42 to 9.42         $1,918         0.00%   0.85% to 1.45%  -2.78% to -2.78%

        2010                                 204  9.69 to 9.69         $1,975         0.00%   0.85% to 1.45%  33.99% to 33.99%

        2009                                 204  7.23 to 7.23         $1,477         0.00%   0.85% to 1.45%        n/a

        2008                                 206  3.38 to 3.38           $694         0.00%   0.85% to 1.45%      -73.23%

    S&P 500 2x Strategy Fund

        2012                               1,133  7.14 to 7.14         $8,083         0.00%   0.85% to 1.45%  26.24% to 26.24%

        2011                               1,200  5.65 to 5.65         $6,783         0.00%   0.85% to 1.45%  -6.27% to -6.27%

        2010                               1,269  6.03 to 6.03         $7,651         0.00%   0.85% to 1.45%  22.43% to 22.43%

        2009                               1,336  4.93 to 4.93         $6,580         0.00%   0.85% to 1.45%      -42.73%

        2008                               1,336  3.45 to 3.45         $4,611         0.00%   0.85% to 1.45%      -68.77%

    Inverse Dow 2x Strategy Fund

        2012                                 443  2.39 to 2.39         $1,060         0.00%   0.85% to 1.45%  -24.12% to -24.12%

        2011                                 443  3.15 to 3.15         $1,398         0.00%   0.85% to 1.45%  -28.62% to -28.62%

        2010                                 444  4.42 to 4.42         $1,959         0.00%   0.85% to 1.45%  -31.78% to -31.78%

        2009                                 444  6.47 to 6.47         $2,877         0.00%   0.85% to 1.45%        n/a

        2008                                 447  11.91 to 11.91       $5,287         0.00%   0.85% to 1.45%        n/a

    Biotechnology Fund

        2012                                 152  9.55 to 9.55         $1,451         0.00%   1.00% to 1.50%        n/a

    S&P 500 Pure Growth Fund

        2012                                  91  10.15 to 10.15         $925         1.01%   1.00% to 1.50%        n/a

    S&P MidCap 400 Pure Growth Fund

        2012                               1,399  10.10 to 10.10      $14,126        35.07%   1.00% to 1.50%        n/a

   Guggenheim Variable Trust

    US Long Short Momentum Fund

        2012                              16,054  9.82 to 13.37      $198,446         0.00%   0.95% to 1.50%   2.30% to 3.44%

        2011                              25,202  10.55 to 12.93     $300,170         0.00%   0.95% to 1.40%  -8.45% to -7.44%

        2010                              31,461  11.52 to 13.97     $416,928         0.00%   0.95% to 1.40%  8.95% to 10.16%

        2009                              41,937  10.57 to 12.68     $508,417         0.03%   0.95% to 1.40%  24.71% to 26.09%

        2008                             229,673  8.47 to 10.06    $2,252,357         0.00%   0.95% to 1.40%  -42.03% to -41.30%

    Multi-Hedge Strategies Fund

        2012                               6,630  10.00 to 10.00      $66,310         0.00%   0.85% to 1.45%        n/a

    Managed Futures Strategies Fund

        2012                               5,609  9.09 to 9.09        $50,991         0.00%   0.85% to 1.45%        n/a

    DWA Sector Rotation Fund

        2012                               2,662  9.78 to 9.78        $26,027         0.00%   0.85% to 1.45%        n/a

    Small Cap Value Fund

        2012                                 600  10.22 to 10.22       $6,132         0.00%   0.85% to 1.45%        n/a

   ProFunds VP

    Access VP High Yield Fund

        2012                              84,227  12.80 to 14.93   $1,160,670         3.58%   0.85% to 1.45%  9.96% to 12.53%

        2011                             131,864  11.64 to 13.26   $1,654,648         1.02%   0.85% to 1.45%  -0.98% to 1.32%

        2010                             143,670  11.76 to 13.09   $1,797,968        15.82%   0.85% to 1.45%  12.99% to 14.76%

        2009                             212,610  10.68 to 11.45   $2,338,651         6.18%   0.85% to 1.45%  13.52% to 14.03%

        2008                             170,541  9.46 to 9.76     $1,626,885        10.27%   0.85% to 1.45%  -7.56% to -7.01%

    Asia 30

        2012                              87,941  9.96 to 11.35      $945,771         0.00%   0.85% to 1.45%  11.82% to 13.69%

        2011                              51,003  9.00 to 9.88       $482,019         0.02%   0.85% to 1.45%  -29.15% to -28.12%

        2010                             130,438  12.52 to 13.91   $1,755,102         0.05%   0.85% to 1.45%  10.16% to 12.44%

        2009                             319,585  11.33 to 12.37   $3,857,475         0.78%   0.85% to 1.45%  49.42% to 52.21%

        2008                             343,564  7.74 to 8.13     $2,732,456         0.86%   0.85% to 1.45%  -52.36% to -51.46%

    Banks

        2012                              58,156  3.41 to 3.88       $214,879         0.00%   0.85% to 1.45%  29.44% to 31.08%

        2011                               6,097  2.68 to 2.87        $16,505         0.00%   0.85% to 1.45%  -28.92% to -28.02%

        2010                              86,631  3.76 to 4.08       $340,287         0.46%   0.85% to 1.45%   5.14% to 6.67%

        2009                              15,345  3.58 to 3.78        $56,946         7.38%   0.85% to 1.45%  -7.08% to -6.19%

        2008                              15,668  3.83 to 4.02        $61,364        25.00%   0.85% to 1.45%  -48.21% to -48.21%

    Basic Materials

        2012                              14,164  9.91 to 11.10      $146,682         0.30%   0.85% to 1.45%   5.16% to 6.81%

        2011                              16,784  9.32 to 10.29      $163,287         0.18%   0.85% to 1.45%  -18.79% to -17.44%

        2010                             116,286  11.28 to 12.61   $1,404,831         0.54%   0.85% to 1.45%  24.99% to 28.02%

        2009                             210,561  9.02 to 9.85     $1,992,679         0.42%   0.85% to 1.45%  56.47% to 59.88%

        2008                              83,270  5.77 to 6.11       $493,004         0.89%   0.85% to 1.45%  -52.91% to -52.17%

    Bear

        2012                              62,853  4.97 to 5.38       $324,201         0.00%   0.85% to 1.45%  -18.99% to -18.05%

        2011                             124,106  5.83 to 6.74       $787,691         0.00%   0.85% to 1.45%  -11.57% to -10.06%

        2010                              55,228  6.84 to 7.49       $395,869         0.00%   0.85% to 1.45%  -20.43% to -18.86%

        2009                             126,631  8.41 to 9.24     $1,124,150         0.47%   0.85% to 1.45%  -30.49% to -28.98%

        2008                             123,355  12.17 to 12.88   $1,548,508         0.40%   0.85% to 1.45%  35.85% to 37.28%

    Biotechnology

        2012                              30,457  13.46 to 15.59     $435,686         0.00%   0.85% to 1.45%  35.98% to 38.05%

        2011                               9,240  9.96 to 10.88       $96,619         0.00%   0.85% to 1.45%   3.21% to 4.61%

        2010                              13,262  9.76 to 10.40      $134,319         0.00%   0.85% to 1.45%   2.46% to 3.18%

        2009                              15,930  9.56 to 10.19      $156,845         0.00%   0.85% to 1.45%   0.65% to 2.02%

        2008                               8,918  9.54 to 10.02       $86,875         0.00%   0.85% to 1.45%  -0.88% to 0.42%

    Bull

        2012                             173,180  8.85 to 10.28    $1,668,845         0.00%   0.85% to 1.45%  9.90% to 12.41%

        2011                             292,726  8.05 to 9.15     $2,548,212         0.00%   0.85% to 1.45%  -3.48% to -1.29%

        2010                             239,419  8.28 to 9.27     $2,128,414         0.15%   0.85% to 1.45%  8.60% to 11.01%

        2009                             519,948  7.65 to 8.31     $4,146,270         0.15%   0.85% to 1.45%  20.37% to 21.88%

        2008                              20,170  6.45 to 6.67       $132,884         0.00%   0.85% to 1.45%  -39.21% to -39.12%

    Consumer Goods

        2012                              59,280  11.79 to 13.33     $729,545         1.14%   0.85% to 1.45%   7.14% to 9.15%

        2011                              72,391  11.00 to 12.32     $826,481         1.08%   0.85% to 1.45%   3.38% to 5.46%

        2010                             179,305  10.54 to 11.68   $1,982,574         0.46%   0.85% to 1.45%  13.90% to 15.56%

        2009                               6,786  9.52 to 10.04       $65,359         1.38%   0.85% to 1.45%        n/a

        2008                                 446  8.04 to 8.22         $3,617        30.37%   0.85% to 1.45%        n/a

    Consumer Services

        2012                              25,206  10.99 to 12.81     $299,586         0.00%   0.85% to 1.45%  17.82% to 20.39%

        2011                              34,452  9.42 to 10.64      $342,150         0.00%   0.85% to 1.45%   1.83% to 4.04%

        2010                             111,478  9.18 to 10.27    $1,091,045         0.00%   0.85% to 1.45%  16.98% to 19.52%

        2009                              17,944  7.85 to 8.50       $145,921         0.00%   0.85% to 1.45%  27.51% to 27.51%

        2008                                 340  6.40 to 6.42         $2,185         0.00%   0.85% to 1.45%  -33.22% to -33.12%

    Dow 30

        2012                              32,724  9.16 to 10.33      $315,341         0.00%   0.85% to 1.45%   2.93% to 4.81%

        2011                              80,134  8.90 to 10.14      $750,451         0.00%   0.85% to 1.45%   0.08% to 2.41%

        2010                              16,857  8.90 to 9.91       $155,833         0.00%   0.85% to 1.45%   6.21% to 8.68%

        2009                              11,767  8.38 to 9.11       $101,032         1.48%   0.85% to 1.45%        n/a

        2008                               4,573  7.61 to 7.83        $35,724         0.53%   0.85% to 1.45%        n/a

    Emerging Markets

        2012                              77,655  6.43 to 7.16       $524,747         0.49%   0.85% to 1.45%   3.30% to 4.92%

        2011                              50,999  6.32 to 6.77       $336,086         0.00%   0.85% to 1.45%  -22.27% to -20.94%

        2010                             109,461  8.04 to 8.63       $916,817         0.00%   0.85% to 1.45%   5.89% to 8.35%

        2009                             418,832  7.58 to 7.96     $3,280,242         0.09%   0.85% to 1.45%  58.11% to 59.86%

        2008                             134,420  4.90 to 4.96       $663,484         0.03%   0.85% to 1.45%  -51.09% to -51.09%

    Europe 30

        2012                              30,532  7.78 to 8.87       $251,082         0.77%   0.85% to 1.45%  14.10% to 14.79%

        2011                               4,273  7.39 to 7.65        $32,074         1.48%   0.85% to 1.45%  -10.73% to -10.28%

        2010                              22,270  7.78 to 8.58       $180,568         1.22%   0.85% to 1.45%  -0.85% to 1.21%

        2009                              54,984  7.79 to 8.48       $449,017         4.38%   0.85% to 1.45%  28.06% to 30.26%

        2008                               5,847  6.19 to 6.48        $37,067         2.28%   0.85% to 1.45%  -45.80% to -44.87%

    Falling U.S. Dollar

        2012                              17,106  7.91 to 8.58       $142,030         0.00%   0.85% to 1.45%  -3.48% to -2.06%

        2011                              14,903  8.04 to 8.76       $126,724         0.00%   0.85% to 1.45%  -5.03% to -3.98%

        2010                              13,160  8.82 to 9.12       $117,509         0.00%   0.85% to 1.45%  -4.80% to -3.85%

        2009                              11,097  9.29 to 9.49       $103,909         1.06%   0.85% to 1.45%   1.12% to 1.37%

        2008                              33,122  9.17 to 9.28       $303,931         0.01%   0.85% to 1.45%        n/a

    Financials

        2012                              18,771  4.87 to 5.55        $94,920         0.81%   0.85% to 1.45%  21.03% to 22.37%

        2011                              16,006  4.12 to 4.39        $67,173         0.00%   0.85% to 1.45%  -16.38% to -15.45%

        2010                              19,222  4.93 to 5.19        $95,946         0.50%   0.85% to 1.45%   7.65% to 8.84%

        2009                              74,722  4.58 to 4.86       $346,750         2.40%   0.85% to 1.45%  11.66% to 13.41%

        2008                             136,516  4.09 to 4.28       $563,595         1.61%   0.85% to 1.45%  -52.06% to -51.89%

    Health Care

        2012                             119,076  10.85 to 12.74   $1,384,052         0.34%   0.85% to 1.45%  13.46% to 15.77%

        2011                             100,957  9.76 to 10.93    $1,023,468         0.30%   0.85% to 1.45%   6.44% to 8.58%

        2010                             186,627  9.08 to 10.06    $1,758,594         0.27%   0.85% to 1.45%  -0.14% to 1.01%

        2009                             133,041  9.38 to 9.78     $1,255,925         0.63%   0.85% to 1.45%  16.08% to 17.42%

        2008                             161,382  7.92 to 8.42     $1,308,798         0.32%   0.85% to 1.45%  -26.61% to -26.36%

    Industrials

        2012                              18,120  9.40 to 10.74      $179,990         0.14%   0.85% to 1.45%  12.14% to 13.84%

        2011                               6,135  8.44 to 9.25        $54,209         0.92%   0.85% to 1.45%  -4.87% to -3.44%

        2010                              66,309  8.72 to 9.71       $619,538         0.49%   0.85% to 1.45%  19.26% to 21.85%

        2009                              19,078  7.31 to 7.91       $144,527         0.66%   0.85% to 1.45%  20.31% to 21.82%

        2008                               3,186  6.21 to 6.42        $19,828         0.28%   0.85% to 1.45%  -42.31% to -41.58%

    International

        2012                              41,310  6.10 to 6.75       $261,349         0.00%   0.85% to 1.45%  12.49% to 13.74%

        2011                              15,256  5.53 to 5.79        $85,216         0.00%   0.85% to 1.45%  -16.87% to -15.95%

        2010                              29,369  6.65 to 6.94       $198,707         0.00%   0.85% to 1.45%   4.62% to 5.78%

        2009                               2,575  6.36 to 6.51        $16,690         0.04%   0.85% to 1.45%        n/a

        2008                               2,283  5.25 to 5.34        $12,099        28.31%   0.85% to 1.45%        n/a

    Internet

        2012                              15,088  13.10 to 14.48     $206,510         0.00%   0.85% to 1.45%  15.86% to 17.50%

        2011                              14,959  11.38 to 12.50     $178,195         0.00%   0.85% to 1.45%  -9.93% to -8.43%

        2010                              54,621  12.52 to 13.88     $727,375         0.00%   0.85% to 1.45%  31.02% to 33.53%

        2009                              35,335  9.69 to 10.39      $355,848         0.00%   0.85% to 1.45%  71.70% to 73.68%

        2008                              20,420  5.64 to 5.82       $115,647         0.00%   0.85% to 1.45%  -46.52% to -45.95%

    Japan

        2012                              81,738  4.60 to 5.23       $406,753         0.00%   0.85% to 1.45%  20.62% to 20.62%

        2011                              53,686  4.20 to 4.20       $225,339         0.00%   0.85% to 1.45%  -20.07% to -20.07%

        2010                              81,428  4.83 to 5.38       $421,503         0.00%   0.85% to 1.45%  -8.57% to -8.29%

        2009                              35,331  5.63 to 5.85       $202,206         1.26%   0.85% to 1.45%       8.25%

        2008                              65,161  4.88 to 5.29       $344,642        10.78%   0.85% to 1.45%      -41.96%

    Large-Cap Growth

        2012                              63,999  9.92 to 11.61      $694,558         0.11%   0.85% to 1.45%  8.66% to 11.14%

        2011                              48,648  9.13 to 10.37      $478,329         0.00%   0.85% to 1.45%  -0.56% to 1.70%

        2010                             105,792  9.16 to 10.25    $1,037,910         0.03%   0.85% to 1.45%  9.51% to 11.61%

        2009                              27,406  8.46 to 9.14       $242,991         0.00%   0.85% to 1.45%  25.52% to 27.42%

        2008                              46,257  6.79 to 7.07       $324,839         0.00%   0.85% to 1.45%  -37.27% to -36.67%

    Large-Cap Value

        2012                              86,055  8.05 to 9.26       $747,990         0.61%   0.85% to 1.45%  11.60% to 13.81%

        2011                             127,839  7.23 to 8.08       $976,623         0.27%   0.85% to 1.45%  -4.38% to -2.65%

        2010                             185,593  7.63 to 8.34     $1,499,058         0.15%   0.85% to 1.45%  9.72% to 11.33%

        2009                               9,387  7.07 to 7.46        $68,585         0.15%   0.85% to 1.45%  17.04% to 17.33%

        2008                              37,790  6.20 to 6.26       $235,542         1.33%   0.85% to 1.45%  -41.68% to -41.53%

    Mid-Cap

        2012                             273,653  9.32 to 10.53    $2,655,833         0.00%   0.85% to 1.45%  11.32% to 13.93%

        2011                              31,597  8.37 to 9.20       $275,239         0.00%   0.85% to 1.45%  -7.20% to -5.84%

        2010                              34,429  9.12 to 9.69       $326,597         0.00%   0.85% to 1.45%  20.63% to 22.14%

        2009                             110,587  7.68 to 7.97       $868,706         0.00%   0.85% to 1.45%        n/a

        2008                               1,025  6.00 to 6.00         $6,152         1.01%   0.85% to 1.45%        n/a

    Mid-Cap Growth

        2012                              46,519  10.64 to 12.24     $534,681         0.00%   0.85% to 1.45%  11.62% to 13.77%

        2011                              31,210  9.46 to 10.69      $312,125         0.00%   0.85% to 1.45%  -6.28% to -4.24%

        2010                             144,615  9.98 to 11.16    $1,548,426         0.00%   0.85% to 1.45%  24.32% to 26.63%

        2009                              75,328  8.24 to 8.85       $649,763         0.00%   0.85% to 1.45%  34.10% to 35.71%

        2008                               8,137  6.18 to 6.38        $51,504         0.00%   0.85% to 1.45%  -40.12% to -39.97%

    Mid-Cap Value

        2012                              45,678  9.21 to 10.52      $447,818         0.22%   0.85% to 1.45%  12.71% to 14.94%

        2011                              20,074  8.20 to 9.16       $173,898         0.37%   0.85% to 1.45%  -7.08% to -5.26%

        2010                              46,914  8.68 to 9.66       $430,499         2.32%   0.85% to 1.45%  16.49% to 18.60%

        2009                              21,898  7.57 to 8.17       $173,569         1.23%   0.85% to 1.45%  26.62% to 28.41%

        2008                              12,651  5.99 to 6.22        $77,820         0.00%   0.85% to 1.45%  -38.34% to -37.56%

    Money Market

        2012                           2,000,451  8.31 to 9.85    $18,368,357         0.02%   0.85% to 1.45%  -3.78% to -1.28%

        2011                           2,232,648  8.64 to 9.98    $21,228,020         0.02%   0.85% to 1.45%  -3.75% to -1.27%

        2010                           2,719,643  8.97 to 10.11   $26,097,031         0.02%   0.85% to 1.45%  -3.76% to -1.27%

        2009                           3,131,362  9.32 to 10.24   $30,776,897         0.04%   0.85% to 1.45%  -3.60% to -1.26%

        2008                           3,644,923  9.73 to 10.37   $36,756,488         0.47%   0.85% to 1.45%  -2.69% to -0.47%

    Oil & Gas

        2012                             176,649  9.86 to 11.27    $1,814,444         0.11%   0.85% to 1.45%  -0.51% to 1.31%

        2011                             200,734  10.05 to 11.13   $2,066,750         0.18%   0.85% to 1.45%  -1.12% to 0.68%

        2010                             319,228  10.00 to 11.18   $3,337,725         0.34%   0.85% to 1.45%  13.77% to 16.24%

        2009                             273,281  8.87 to 9.62     $2,486,236         0.00%   0.85% to 1.45%  11.58% to 13.72%

        2008                             179,185  6.78 to 8.38     $1,449,233         0.00%   0.85% to 1.45%  -38.97% to -37.92%

    NASDAQ-100

        2012                              88,533  11.58 to 13.59   $1,130,570         0.00%   0.85% to 1.45%  11.99% to 14.61%

        2011                              41,081  10.34 to 11.78     $458,707         0.00%   0.85% to 1.45%  -2.22% to 0.05%

        2010                             376,111  10.58 to 11.83   $4,225,843         0.00%   0.85% to 1.45%  13.95% to 16.72%

        2009                             358,797  9.25 to 10.14    $3,472,874         0.00%   0.85% to 1.45%  47.15% to 49.00%

        2008                              17,227  6.41 to 6.63       $111,549         0.00%   0.85% to 1.45%      -44.25%

    Pharmaceuticals

        2012                              11,565  10.95 to 12.11     $133,174         1.80%   0.85% to 1.45%   8.10% to 9.57%

        2011                              27,507  10.23 to 11.37     $290,719         0.16%   0.85% to 1.45%  12.37% to 14.35%

        2010                              17,298  9.16 to 9.94       $163,160         0.89%   0.85% to 1.45%  -2.74% to -1.36%

        2009                               7,417  9.44 to 9.94        $73,029         1.69%   0.85% to 1.45%  14.52% to 14.70%

        2008                               1,160  8.61 to 8.65        $10,002         1.52%   0.85% to 1.45%  -21.15% to -21.03%

    Precious Metals

        2012                             298,334  7.29 to 8.45     $2,280,219         0.00%   0.85% to 1.45%  -17.50% to -15.66%

        2011                             290,349  8.84 to 10.02    $2,670,882         0.00%   0.85% to 1.45%  -21.99% to -20.26%

        2010                             416,773  11.23 to 12.56   $4,898,793         0.00%   0.85% to 1.45%  28.11% to 31.21%

        2009                             320,379  8.77 to 9.57     $2,934,499         1.08%   0.85% to 1.45%  30.86% to 33.25%

        2008                             114,794  6.78 to 7.12       $796,192         3.33%   0.85% to 1.45%  -32.88% to -31.83%

    Real Estate

        2012                              21,256  8.85 to 10.19      $198,860         3.42%   0.85% to 1.45%  13.35% to 15.54%

        2011                              15,319  7.91 to 8.82       $125,302         0.00%   0.85% to 1.45%   1.36% to 3.14%

        2010                             101,382  7.72 to 8.47       $806,391         4.47%   0.85% to 1.45%  20.59% to 22.77%

        2009                              97,817  6.38 to 6.97       $646,329        10.60%   0.85% to 1.45%  23.99% to 25.49%

        2008                               2,068  5.43 to 5.26        $11,083         0.00%   0.85% to 1.45%  -43.06% to -42.37%

    Rising Rates Opportunity

        2012                             245,087  2.84 to 3.26       $737,469         0.00%   0.85% to 1.45%  -10.02% to -8.37%

        2011                             302,664  3.10 to 3.50       $995,205         0.00%   0.85% to 1.45%  -39.77% to -38.46%

        2010                             779,978  5.14 to 5.75     $4,279,873         0.00%   0.85% to 1.45%  -18.92% to -17.11%

        2009                             221,982  6.40 to 6.94     $1,487,884         0.31%   0.85% to 1.45%  28.41% to 29.70%

        2008                              15,745  5.03 to 5.23        $81,177         3.69%   0.85% to 1.45%  -39.97% to -39.14%

    Semiconductor

        2012                               1,235  6.74 to 7.26         $8,580         0.03%   0.85% to 1.45%  -7.25% to -6.22%

        2011                               3,232  7.27 to 7.74        $23,887         0.10%   0.85% to 1.45%  -5.94% to -5.94%

        2010                               5,449  7.83 to 8.30        $44,313         0.04%   0.85% to 1.45%  8.87% to 10.24%

        2009                             241,377  7.04 to 7.69     $1,785,948         0.00%   0.85% to 1.45%        n/a

        2008                                 176  4.64 to 4.64           $816         0.00%   0.85% to 1.45%        n/a

    Short Dow 30

        2012                               4,546  4.13 to 4.36        $19,696         0.00%   0.85% to 1.45%  -15.23% to -14.55%

        2011                               8,145  4.88 to 5.40        $42,372         0.00%   0.85% to 1.45%  -15.81% to -14.29%

        2010                               5,046  5.79 to 6.30        $31,215         0.00%   0.85% to 1.45%  -24.25% to -22.87%

        2009                               2,802  7.65 to 8.17        $22,342         0.00%   0.85% to 1.45%      -27.42%

        2008                               4,182  10.67 to 11.02      $45,384         0.44%   0.85% to 1.45%        n/a

    Short Emerging Markets

        2012                               1,809  4.54 to 4.82         $8,409         0.00%   0.85% to 1.45%  -15.54% to -14.56%

        2011                               3,583  5.38 to 5.64        $19,621         0.00%   0.85% to 1.45%   7.51% to 8.75%

        2010                             143,188  4.90 to 5.26       $723,077         0.00%   0.85% to 1.45%  -21.03% to -20.44%

        2009                               4,499  6.27 to 6.37        $28,600         0.00%   0.85% to 1.45%      -50.11%

        2008                                 183  12.70 to 12.70       $2,322         0.16%   0.85% to 1.45%        n/a

    Short International

        2012                              11,830  5.84 to 6.08        $70,864         0.00%   0.85% to 1.45%  -22.61% to -21.98%

        2011                              14,422  7.54 to 7.94       $111,648         0.00%   0.85% to 1.45%  -1.30% to -0.06%

        2010                              12,681  7.64 to 7.94        $98,759         0.00%   0.85% to 1.45%  -16.97% to -16.26%

        2009                              20,401  9.31 to 9.59       $191,873        -0.01%   0.85% to 1.45%  -32.17% to -32.00%

        2008                               1,134  13.72 to 13.76      $15,593         0.02%   0.85% to 1.45%        n/a

    Short Mid-Cap

        2012                               1,393  3.83 to 4.15         $5,542         0.00%   0.85% to 1.45%  -21.44% to -20.80%

        2011                               1,105  4.88 to 5.10         $5,516         0.00%   0.85% to 1.45%  -11.02% to -10.31%

        2010                               1,045  5.48 to 5.69         $5,840         0.00%   0.85% to 1.45%  -28.11% to -27.53%

        2009                              69,524  7.42 to 8.14       $542,722         0.89%   0.85% to 1.45%  -37.68% to -36.39%

        2008                              50,054  12.01 to 12.69     $614,579         0.11%   0.85% to 1.45%        n/a

    Short NASDAQ-100

        2012                             125,358  3.61 to 4.07       $486,126         0.00%   0.85% to 1.45%  -21.29% to -19.85%

        2011                             131,562  4.58 to 5.08       $643,248         0.00%   0.85% to 1.45%  -13.20% to -12.03%

        2010                               6,774  5.28 to 5.57        $36,308         0.00%   0.85% to 1.45%  -23.59% to -22.86%

        2009                              92,336  6.72 to 7.38       $653,427         1.27%   0.85% to 1.45%  -42.76% to -41.57%

        2008                              64,964  11.86 to 12.52     $787,309         0.32%   0.85% to 1.45%  44.50% to 44.72%

    Short Small-Cap

        2012                              70,137  3.63 to 3.87       $267,547         0.00%   0.85% to 1.45%  -21.65% to -20.90%

        2011                              38,369  4.51 to 5.05       $187,119         0.00%   0.85% to 1.45%  -11.86% to -10.75%

        2010                              29,056  5.30 to 5.78       $160,529         0.00%   0.85% to 1.45%  -31.22% to -29.93%

        2009                             205,275  7.54 to 8.28     $1,622,914         1.10%   0.85% to 1.45%  -34.77% to -33.41%

        2008                              76,750  11.66 to 12.32     $914,786         0.40%   0.85% to 1.45%       20.83%

    Small-Cap

        2012                              79,441  8.68 to 10.05      $748,432         0.00%   0.85% to 1.45%  10.78% to 13.26%

        2011                             181,279  7.83 to 8.87     $1,532,704         0.00%   0.85% to 1.45%  -8.90% to -7.10%

        2010                              70,004  8.60 to 9.42       $631,227         0.00%   0.85% to 1.45%  20.50% to 22.87%

        2009                             169,877  7.13 to 7.74     $1,281,454         0.00%   0.85% to 1.45%  21.98% to 23.82%

        2008                               9,677  5.89 to 6.13        $58,323         0.51%   0.85% to 1.45%  -36.69% to -36.56%

    Small-Cap Growth

        2012                              10,969  9.96 to 10.82      $113,365         0.00%   0.85% to 1.45%  9.03% to 10.41%

        2011                              14,124  9.00 to 10.06      $133,683         0.00%   0.85% to 1.45%  -2.05% to -0.12%

        2010                             102,231  9.04 to 10.07      $996,080         0.00%   0.85% to 1.45%  21.28% to 23.98%

        2009                              71,490  7.48 to 8.15       $553,261         0.00%   0.85% to 1.45%  22.13% to 23.61%

        2008                               3,180  6.21 to 6.42        $20,161         0.00%   0.85% to 1.45%      -35.83%

    Small-Cap Value

        2012                              11,591  8.70 to 9.91       $106,206         0.00%   0.85% to 1.45%  12.31% to 14.54%

        2011                              12,137  7.75 to 8.65        $98,851         0.00%   0.85% to 1.45%  -7.26% to -5.43%

        2010                              32,737  8.22 to 9.15       $284,341         0.22%   0.85% to 1.45%  18.14% to 20.23%

        2009                               6,385  7.03 to 7.56        $46,931         0.32%   0.85% to 1.45%  16.49% to 18.02%

        2008                              18,045  5.82 to 6.30       $112,531         0.00%   0.85% to 1.45%  -32.91% to -32.06%

    Technology

        2012                              11,422  10.41 to 11.63     $126,347         0.00%   0.85% to 1.45%   7.19% to 8.44%

        2011                              20,526  9.73 to 10.69      $208,258         0.00%   0.85% to 1.45%  -4.13% to -3.03%

        2010                              27,164  10.23 to 11.02     $286,738         0.00%   0.85% to 1.45%   7.25% to 8.70%

        2009                             170,332  9.41 to 10.27    $1,673,080         0.00%   0.85% to 1.45%  56.50% to 58.47%

        2008                             109,427  6.35 to 6.14       $677,277         0.00%   0.85% to 1.45%  -46.06% to -45.38%

    Telecommunications

        2012                               6,725  10.10 to 10.98      $71,493         1.50%   0.85% to 1.45%  12.94% to 14.20%

        2011                               3,049  9.03 to 9.62        $28,624         6.35%   0.85% to 1.45%  -1.24% to -0.29%

        2010                               4,260  9.15 to 9.61        $40,645         0.45%   0.85% to 1.45%  12.16% to 13.23%

        2009                             198,659  7.95 to 8.68     $1,658,628         0.33%   0.85% to 1.45%   3.42% to 5.46%

        2008                              13,244  7.71 to 8.13       $105,624         9.47%   0.85% to 1.45%  -36.37% to -35.92%

    U.S. Government Plus

        2012                              16,121  15.36 to 17.61     $264,950         0.00%   0.85% to 1.45%  -2.52% to -0.69%

        2011                              77,715  15.97 to 18.08   $1,331,177         0.37%   0.85% to 1.45%  38.60% to 41.53%

        2010                              46,903  11.41 to 12.71     $561,226         2.27%   0.85% to 1.45%   6.58% to 7.97%

        2009                              18,971  10.93 to 11.47     $214,117         0.03%   0.85% to 1.45%  -34.28% to -33.92%

        2008                              16,795  16.90 to 17.54     $290,233         1.21%   0.85% to 1.45%  46.84% to 47.43%

    UltraBull

        2012                             242,269  6.43 to 7.35     $1,625,357         0.00%   0.85% to 1.45%  24.84% to 26.92%

        2011                             137,889  5.26 to 5.79       $730,987         0.00%   0.85% to 1.45%  -7.87% to -6.29%

        2010                             506,783  5.59 to 6.25     $2,996,271         0.00%   0.85% to 1.45%  17.73% to 20.59%

        2009                           1,078,940  4.73 to 5.18     $5,360,014         0.89%   0.85% to 1.45%  41.07% to 42.63%

        2008                              19,004  3.52 to 3.62        $67,527         3.40%   0.85% to 1.45%  -68.19% to -67.85%

    UltraMid-Cap

        2012                              58,741  7.51 to 8.33       $452,733         0.00%   0.85% to 1.45%  28.17% to 30.18%

        2011                              56,304  5.86 to 6.40       $338,096         0.00%   0.85% to 1.45%  -16.28% to -15.14%

        2010                             131,286  6.89 to 7.71       $960,431         0.00%   0.85% to 1.45%  45.11% to 47.60%

        2009                             102,960  4.88 to 5.22       $513,082         0.15%   0.85% to 1.45%  61.45% to 63.48%

        2008                              68,807  2.69 to 3.19       $214,672         2.63%   0.85% to 1.45%  -68.29% to -67.90%

    UltraNASDAQ-100

        2012                              22,280  11.09 to 12.17     $259,826         0.00%   0.85% to 1.45%  29.39% to 30.44%

        2011                              14,073  8.61 to 9.62       $128,135         0.00%   0.85% to 1.45%  -4.59% to -3.10%

        2010                              33,228  8.94 to 9.73       $309,784         0.00%   0.85% to 1.45%  30.32% to 32.68%

        2009                             391,866  6.84 to 7.50     $2,828,106         0.00%   0.85% to 1.45%  111.81% to 116.52%

        2008                             494,338  3.26 to 3.46     $1,666,194         0.00%   0.85% to 1.45%  -73.55% to -73.10%

    UltraShort Dow30

        2012                             105,370  2.29 to 2.55       $247,331         0.00%   0.85% to 1.45%  -25.93% to -24.35%

        2011                              96,357  3.09 to 3.37       $302,485         0.00%   0.85% to 1.45%  -30.85% to -29.84%

        2010                             105,482  4.49 to 4.72       $478,261         0.00%   0.85% to 1.45%  -35.92% to -34.89%

        2009                              57,058  7.01 to 7.25       $404,663         0.11%   0.85% to 1.45%      -47.02%

        2008                               6,611  13.40 to 13.69      $89,831        11.37%   0.85% to 1.45%        n/a

    UltraShort NASDAQ-100

        2012                             156,263  1.58 to 1.78       $257,904         0.00%   0.85% to 1.45%  -37.59% to -36.45%

        2011                             156,601  2.53 to 2.73       $407,820         0.00%   0.85% to 1.45%  -24.85% to -23.64%

        2010                             479,721  3.39 to 3.63     $1,670,172         0.00%   0.85% to 1.45%  -43.06% to -42.05%

        2009                              53,528  5.97 to 6.19       $327,089         0.46%   0.85% to 1.45%  -65.08% to -64.97%

        2008                              27,850  17.36 to 17.59     $485,785         2.47%   0.85% to 1.45%        n/a

    UltraSmall-Cap

        2012                              40,282  5.21 to 5.94       $228,879         0.00%   0.85% to 1.45%  25.61% to 27.51%

        2011                              10,090  4.21 to 4.58        $55,235         0.00%   0.85% to 1.45%  -21.27% to -20.08%

        2010                             168,411  5.18 to 5.80       $931,565         0.00%   0.85% to 1.45%  43.56% to 46.38%

        2009                              63,475  3.68 to 3.94       $241,258         0.29%   0.85% to 1.45%  36.37% to 38.23%

        2008                              80,726  2.70 to 2.86       $225,087         0.99%   0.85% to 1.45%  -67.11% to -66.63%

    Utilities

        2012                              20,621  10.44 to 11.85     $230,786         1.23%   0.85% to 1.45%  -3.37% to -1.51%

        2011                              79,588  10.71 to 12.20     $905,158         1.68%   0.85% to 1.45%  13.42% to 15.59%

        2010                              29,135  9.53 to 10.41      $289,918         0.36%   0.85% to 1.45%   2.72% to 4.11%

        2009                              24,366  9.47 to 9.95       $238,605         3.65%   0.85% to 1.45%   7.36% to 8.76%

        2008                               7,762  8.82 to 9.23        $69,402         8.09%   0.85% to 1.45%  -32.82% to -31.66%

   Van Eck Worldwide Insurance Trust

    Global Hard Assets Fund

        2012                             508,588  9.89 to 42.34   $15,156,813         0.61%   0.85% to 1.50%  -0.46% to 2.40%

        2011                             551,348  10.77 to 41.64  $16,260,669         1.18%   0.85% to 1.45%  -19.44% to -17.24%

        2010                             564,648  13.48 to 50.67  $20,767,055         0.32%   0.85% to 1.45%  24.50% to 28.01%

        2009                             536,922  10.78 to 39.86  $16,440,870         0.24%   0.85% to 1.45%  51.74% to 56.05%

        2008                             476,308  7.15 to 25.72    $9,533,690         0.38%   0.85% to 1.45%  -48.02% to -46.64%

    Emerging Markets Fund

        2012                             246,290  16.35 to 37.94   $7,344,589         0.00%   0.95% to 1.40%  25.51% to 28.58%

        2011                             112,496  12.97 to 29.81   $2,818,092         1.10%   0.95% to 1.40%  -28.18% to -26.44%

        2010                             125,306  19.76 to 41.94   $4,386,760         0.56%   0.95% to 1.40%  22.67% to 25.64%

        2009                             324,446  15.89 to 33.62   $8,612,330         0.07%   0.95% to 1.40%  106.16% to 111.16%

        2008                             170,422  7.61 to 15.74    $2,158,848         0.00%   0.95% to 1.40%  -65.95% to -65.11%

    Global Bond Fund

        2012                             189,947  12.40 to 18.68   $3,055,458         1.50%   0.95% to 1.40%   2.52% to 4.55%

        2011                             183,521  12.10 to 17.87   $3,067,936         5.20%   0.95% to 1.40%   5.95% to 7.12%

        2010                              93,668  11.89 to 16.68   $1,489,311         3.73%   0.95% to 1.40%   4.04% to 5.19%

        2009                             105,610  11.43 to 15.86   $1,583,454         2.32%   0.95% to 1.40%   3.83% to 4.98%

        2008                              62,748  11.00 to 15.11     $873,368         8.48%   0.95% to 1.40%   1.50% to 2.63%

    Worldwide Real Estate Fund

        2009                                   -       -                   $0         0.00%   0.95% to 1.40%        n/a

        2008                             199,002  5.06 to 12.74    $1,435,883         5.57%   0.95% to 1.40%  -56.61% to -55.54%

   Janus Aspen Series

    Growth and Income Portfolio

        2010                                   -       -                   $0         0.97%   0.95% to 1.40%        n/a

        2009                              23,509  9.79 to 13.77      $309,512         0.80%   0.95% to 1.40%  35.98% to 37.97%

        2008                              30,073  7.17 to 9.98       $287,516         0.79%   0.95% to 1.40%  -42.57% to -41.73%

    Global Technology Portfolio

        2012                                 820  10.18 to 10.18       $8,355         0.00%   1.00% to 1.50%        n/a

    Worldwide Portfolio

        2012                                 171  10.35 to 10.35       $1,769         0.00%   1.00% to 1.50%        n/a

    Perkins Mid Cap Value Portfolio

        2012                              14,113  10.00 to 10.00     $141,191         0.13%   1.00% to 1.50%        n/a

    Balanced Portfolio

        2012                              16,961  10.36 to 10.36     $175,790         4.48%   1.00% to 1.50%        n/a

    Flexible Bond Portfolio

        2012                              13,865  10.43 to 10.43     $144,655         0.22%   1.00% to 1.50%        n/a

   PIMCO Variable Insurance Trust

    Total Return Portfolio

        2012                           2,815,503  10.56 to 16.55  $42,212,643         2.70%   0.85% to 1.50%   5.49% to 8.55%

        2011                           2,863,511  12.28 to 15.25  $40,725,603         2.69%   0.85% to 1.45%  -0.25% to 2.63%

        2010                           2,686,254  12.13 to 14.86  $37,862,526         2.73%   0.85% to 1.45%   4.08% to 7.08%

        2009                           2,896,668  11.63 to 13.88  $38,169,100         4.94%   0.85% to 1.45%  9.95% to 12.96%

        2008                           2,968,051  10.57 to 12.29  $34,987,198         4.66%   0.85% to 1.45%   1.08% to 3.80%

    Low Duration Portfolio

        2012                             946,646  10.30 to 13.40  $10,978,617         1.97%   0.85% to 1.50%   2.09% to 4.85%

        2011                             525,464  10.70 to 12.78   $6,138,598         1.56%   0.85% to 1.45%  -2.46% to 0.16%

        2010                             654,472  10.41 to 12.76   $7,768,442         1.82%   0.85% to 1.45%   1.57% to 4.29%

        2009                           1,060,821  10.25 to 12.24  $12,158,287         1.64%   0.85% to 1.45%  9.31% to 12.25%

        2008                             215,399  9.38 to 10.90    $2,251,914         5.50%   0.85% to 1.45%  -3.95% to -1.36%

    High Yield Portfolio

        2012                           1,212,792  10.77 to 18.69  $18,539,028         5.40%   0.85% to 1.50%  9.90% to 13.21%

        2011                           1,667,630  11.20 to 16.51  $22,869,229         6.09%   0.85% to 1.45%  -0.60% to 2.37%

        2010                           1,329,415  11.27 to 16.13  $17,908,306         7.43%   0.85% to 1.45%  10.19% to 13.37%

        2009                           1,258,883  10.28 to 14.22  $15,371,046         7.52%   0.85% to 1.45%  35.04% to 38.94%

        2008                             593,773  7.61 to 10.24    $5,456,913         7.52%   0.85% to 1.45%  -26.04% to -24.24%

    Real Return Portfolio

        2012                             485,704  10.48 to 17.26   $7,041,927         1.77%   0.85% to 1.50%   4.73% to 7.72%

        2011                             480,504  12.20 to 16.03   $6,979,131         2.56%   0.85% to 1.45%  7.57% to 10.61%

        2010                             450,280  11.34 to 14.49   $6,043,790         1.57%   0.85% to 1.45%   4.28% to 7.08%

        2009                             629,988  10.95 to 13.53   $7,976,259         2.81%   0.85% to 1.45%  14.18% to 17.24%

        2008                             369,693  9.57 to 11.54    $3,985,026         5.88%   0.85% to 1.45%  -10.11% to -7.91%

    All Asset Portfolio

        2012                             264,888  10.67 to 14.59   $3,493,802         5.38%   0.85% to 1.50%  10.84% to 13.20%

        2011                             158,271  11.44 to 12.89   $1,927,813         7.07%   0.85% to 1.45%  -1.57% to 0.51%

        2010                             115,843  11.51 to 12.82   $1,404,847         6.74%   0.85% to 1.45%  9.28% to 11.43%

        2009                              80,190  10.71 to 11.50     $893,702         2.25%   0.85% to 1.45%  13.23% to 14.76%

        2008                              76,942  9.14 to 9.57       $753,352         8.63%   0.85% to 1.45%  -17.53% to -17.53%

    Global Multi-Asset Portfolio

        2012                               7,342  10.07 to 10.07      $73,969         0.72%   1.00% to 1.50%        n/a

    Short-Term Portfolio

        2012                             108,292  10.06 to 10.06   $1,088,890         0.36%   1.00% to 1.50%        n/a

    Emerging Markets Bond Portfolio

        2012                              22,876  11.09 to 11.09     $253,713         0.00%   1.00% to 1.50%        n/a

    Global (Unhedged) Bond Portfolio

        2012                              17,548  10.48 to 10.48     $183,949        11.47%   1.00% to 1.50%        n/a

    Commodity Real Return Strategy Portfolio

        2012                              23,478  9.56 to 9.56       $224,551         6.01%   1.00% to 1.50%        n/a

   Goldman Sachs Variable Insurance Trust

    Structured Small Cap Equity Fund

        2012                             178,975  8.12 to 11.67    $1,957,104         1.18%   0.85% to 1.45%  8.71% to 11.76%

        2011                             201,670  7.47 to 10.44    $1,981,673         0.54%   0.85% to 1.45%  -2.98% to -0.27%

        2010                             422,174  7.70 to 10.47    $4,161,507         0.59%   0.85% to 1.45%  25.40% to 28.89%

        2009                             339,009  6.14 to 8.12     $2,650,161         1.12%   0.85% to 1.45%  23.53% to 26.47%

        2008                             363,402  5.04 to 6.42     $2,251,894         0.70%   0.85% to 1.45%  -36.14% to -34.65%

    Large Cap Value Fund

        2012                             104,226  10.39 to 11.54   $1,147,487         0.36%   0.95% to 1.40%  16.52% to 18.00%

        2011                             136,719  8.90 to 9.78     $1,282,843         0.38%   0.95% to 1.40%  -8.89% to -7.93%

        2010                              27,903  9.77 to 10.63      $290,585         0.66%   0.95% to 1.40%  9.00% to 10.15%

        2009                              40,242  8.96 to 9.65       $382,326         1.66%   0.95% to 1.40%  15.98% to 17.20%

        2008                              43,479  7.73 to 8.23       $352,852         2.07%   0.95% to 1.40%  -35.92% to -35.14%

    Mid Cap Value Fund

        2012                             410,164  11.61 to 14.78   $5,818,233         1.23%   0.95% to 1.40%  14.66% to 17.34%

        2011                             418,674  10.09 to 12.60   $5,092,088         0.81%   0.95% to 1.40%  -9.37% to -7.26%

        2010                             410,725  11.09 to 13.58   $5,402,048         0.78%   0.95% to 1.40%  21.07% to 23.82%

        2009                             285,700  9.21 to 10.97    $3,038,668         2.02%   0.95% to 1.40%  28.96% to 31.89%

        2008                             210,711  7.11 to 8.32     $1,713,790         1.34%   0.95% to 1.40%  -38.77% to -37.65%

   Nueberger Berman Advisors Management Trust

    SmallCap Growth Portfolio

        2012                              37,028  8.36 to 9.76       $349,405         0.00%   0.95% to 1.40%   5.70% to 7.79%

        2011                              54,815  7.91 to 9.05       $480,184         0.00%   0.95% to 1.40%  -3.21% to -1.99%

        2010                             218,952  8.57 to 9.24     $1,965,677         0.00%   0.95% to 1.40%  17.19% to 18.48%

        2009                              63,556  7.38 to 7.80       $487,815         0.00%   0.95% to 1.40%  20.68% to 21.59%

        2008                              17,149  6.22 to 6.41       $108,804         0.00%   0.95% to 1.40%  -40.50% to -40.05%

    Mid-Cap Growth Portfolio

        2012                              38,952  12.96 to 16.04     $587,113         0.00%   0.95% to 1.40%  8.88% to 11.04%

        2011                              35,758  11.90 to 14.45     $494,753         0.00%   0.95% to 1.40%  -2.11% to -0.69%

        2010                             135,682  13.33 to 14.55   $1,906,291         0.00%   0.95% to 1.40%  25.70% to 27.53%

        2009                              51,687  10.61 to 11.41     $580,166         0.00%   0.95% to 1.40%  28.23% to 30.10%

        2008                             157,314  8.27 to 8.77     $1,362,686         0.00%   0.95% to 1.40%  -44.86% to -44.05%

    AMT Mid Cap Intrinsic Value Portfolio

        2012                               7,225  11.58 to 13.05      $91,774         0.66%   0.95% to 1.40%  12.72% to 14.43%

        2011                               8,067  9.29 to 11.41       $90,083         0.28%   0.95% to 1.40%  -8.76% to -7.38%

        2010                              31,974  11.24 to 12.32     $346,183         0.40%   0.95% to 1.40%  23.13% to 24.99%

        2009                              13,231  9.14 to 9.85       $126,506         5.44%   0.95% to 1.40%  43.59% to 45.17%

        2008                             112,950  5.54 to 6.79       $746,416         0.08%   0.95% to 1.40%  -47.11% to -46.33%

   Premier VIT

    NACM Small Cap Portfolio

        2010                                   -       -                   $0         0.29%   0.95% to 1.40%        n/a

        2009                             101,920  7.47 to 8.27       $805,818         0.04%   0.95% to 1.40%  12.44% to 14.48%

        2008                              52,274  5.95 to 7.14       $362,367         0.00%   0.95% to 1.40%  -43.03% to -42.19%

   Credit Suisse Trust

    International Equity Flex II Portfolio

        2011                                   -     $0.00                 $0         4.09%   0.85% to 1.45%        n/a

        2010                               4,604  6.59 to 7.10        $31,378         0.06%   0.85% to 1.45%  8.92% to 10.07%

        2009                               2,939  5.92 to 6.29        $18,030         1.32%   0.85% to 1.45%  27.17% to 29.29%

        2008                               8,878  4.65 to 4.86        $42,398         3.65%   0.85% to 1.45%  -48.65% to -47.79%

    U.S. Equity Flex II Portfolio

        2011                                   -     $0.00                 $0         1.55%   0.85% to 1.45%        n/a

        2010                              12,478  9.18 to 10.03      $121,281         0.13%   0.85% to 1.45%  10.31% to 12.42%

        2009                              13,715  8.32 to 8.92       $119,844         5.98%   0.85% to 1.45%  26.14% to 27.79%

        2008                              10,749  6.74 to 6.98        $74,494         3.00%   0.85% to 1.45%  -37.74% to -37.33%

   Dreyfus Variable Investment Fund

    Appreciation Portfolio

        2012                             141,649  11.19 to 12.78   $1,728,449         2.06%   0.85% to 1.45%   6.17% to 8.33%

        2011                             140,336  10.54 to 11.97   $1,591,230         1.63%   0.85% to 1.45%   4.85% to 7.23%

        2010                             157,637  10.05 to 11.16   $1,686,774         0.23%   0.85% to 1.45%  11.42% to 13.45%

        2009                              11,367  9.08 to 9.84       $105,247         0.93%   0.85% to 1.45%  17.91% to 19.63%

        2008                               9,316  7.70 to 8.06        $73,646         2.11%   0.85% to 1.45%  -32.22% to -31.08%

    International Value Portfolio

        2012                              14,703  6.78 to 7.75       $108,277         2.90%   0.85% to 1.45%  8.37% to 10.57%

        2011                              13,461  6.26 to 7.01        $89,631         1.89%   0.85% to 1.45%  -21.67% to -20.29%

        2010                              14,630  7.99 to 8.67       $122,768         1.18%   0.85% to 1.45%   0.79% to 2.26%

        2009                              11,853  7.99 to 8.64        $98,657         2.02%   0.85% to 1.45%  26.41% to 28.20%

        2008                              13,696  6.37 to 6.68        $89,666         2.36%   0.85% to 1.45%  -39.46% to -38.45%

    Socially Responsible Growth Fund

        2012                               2,822  10.77 to 11.52      $31,816         3.63%   0.85% to 1.45%        n/a

   Direxion Insurance Trust

    Managed Bond Fund

        2009                                   -       -                   $0        51.67%   0.85% to 1.45%        n/a

        2008                              66,521  9.83 to 10.07      $658,616         4.34%   0.85% to 1.45%  -0.10% to 0.75%

    All-Cap Equity Fund

        2009                                   -       -                   $0         0.00%   0.85% to 1.45%        n/a

        2008                             101,638  6.92 to 7.09       $706,488         0.00%   0.85% to 1.45%  -24.96% to -24.32%

    HY Bond Fund

        2012                              10,685  9.71 to 10.73      $108,465         5.75%   0.85% to 1.45%   5.99% to 7.07%

        2011                              16,687  9.25 to 9.79       $163,169         5.29%   0.85% to 1.45%   1.95% to 2.97%

        2010                              17,425  9.07 to 9.51       $161,172         7.44%   0.85% to 1.45%   1.03% to 2.05%

        2009                               5,311  8.95 to 9.31        $48,543         2.04%   0.85% to 1.45%   7.10% to 7.75%

        2008                             127,858  8.24 to 8.73     $1,094,039         0.67%   0.85% to 1.45%  -12.21% to -11.37%

   Invesco Van Kampen Variable Insurance Fund

    Growth and Income Portfolio

        2012                              80,962  9.56 to 10.85      $809,213         1.39%   0.85% to 1.45%  10.62% to 12.75%

        2011                              75,445  8.61 to 9.62       $679,334         1.59%   0.85% to 1.45%  -5.43% to -3.62%

        2010                              34,999  9.09 to 9.98       $329,578         0.08%   0.85% to 1.45%  8.55% to 10.63%

        2009                              22,875  8.42 to 9.02       $195,824         2.01%   0.85% to 1.45%  20.08% to 21.47%

        2008                              11,222  7.01 to 7.23        $79,445         1.93%   0.85% to 1.45%  -34.36% to -33.86%

    Value Opportunities Fund

        2012                              23,733  7.51 to 8.36       $184,520         0.85%   0.85% to 1.45%  13.76% to 15.20%

        2011                              11,965  6.60 to 7.09        $81,720         0.49%   0.85% to 1.45%  -6.57% to -5.40%

        2010                              19,681  7.07 to 7.60       $143,020         0.31%   0.85% to 1.45%   3.53% to 5.04%

        2009                              24,083  6.77 to 7.25       $169,843         2.07%   0.85% to 1.45%  42.51% to 44.89%

        2008                               1,740  4.75 to 4.97         $8,510         0.05%   0.85% to 1.45%  -53.62% to -52.84%

   Morgan Stanley Universal Institutional Funds

    Emerging Markets Debt Portfolio

        2012                              26,272  13.81 to 16.10     $398,540         2.49%   0.85% to 1.45%  13.63% to 16.23%

        2011                              19,367  12.19 to 13.85     $251,047         2.79%   0.85% to 1.45%   3.06% to 5.40%

        2010                              27,339  11.83 to 13.14     $340,567         2.30%   0.85% to 1.45%   6.13% to 8.22%

        2009                              14,068  11.31 to 12.15     $164,309        10.64%   0.85% to 1.45%  27.35% to 27.54%

        2008                               1,634  9.28 to 9.32        $15,211         2.73%   0.85% to 1.45%  -16.79% to -16.67%

    Emerging Markets Equity Portfolio

        2012                              64,920  10.65 to 12.37     $756,994         0.00%   0.85% to 1.45%  15.70% to 18.17%

        2011                              42,646  9.23 to 10.40      $418,758         0.09%   0.85% to 1.45%  -21.05% to -19.37%

        2010                             129,035  11.53 to 12.96   $1,581,054         0.21%   0.85% to 1.45%  14.75% to 17.41%

        2009                             224,025  10.13 to 11.04   $2,354,465         0.00%   0.85% to 1.45%  64.60% to 67.50%

        2008                              27,199  6.23 to 6.53       $174,359         0.00%   0.85% to 1.45%  -58.11% to -57.41%

    Mid Cap Growth Portfolio

        2012                              21,770  10.69 to 12.47     $249,920         0.00%   0.85% to 1.45%   4.53% to 6.97%

        2011                              35,322  10.23 to 11.65     $386,996         0.24%   0.85% to 1.45%  -10.54% to -8.46%

        2010                              57,071  11.43 to 12.73     $688,148         0.00%   0.85% to 1.45%  27.47% to 30.43%

        2009                              28,965  8.97 to 9.76       $268,742         0.00%   0.85% to 1.45%  52.26% to 54.10%

        2008                               9,000  5.98 to 6.18        $54,675         3.68%   0.85% to 1.45%  -48.50% to -47.90%

    U.S. Mid Cap Value Portfolio

        2012                              19,025  10.89 to 12.70     $223,391         0.60%   0.85% to 1.45%  12.80% to 15.44%

        2011                              10,725  9.66 to 11.00      $109,267         0.43%   0.85% to 1.45%  -2.83% to -0.92%

        2010                              15,347  9.94 to 10.89      $157,983         0.99%   0.85% to 1.45%  17.75% to 19.58%

        2009                              12,453  8.44 to 9.02       $108,022         0.00%   0.85% to 1.45%  34.71% to 35.25%

        2008                                 588  6.37 to 6.44         $3,762         3.01%   0.85% to 1.45%        n/a

    U.S. Real Estate Portfolio

        2012                              37,670  10.19 to 11.89     $417,203         0.57%   0.85% to 1.45%  11.85% to 14.01%

        2011                              20,353  9.28 to 10.43      $201,715         0.58%   0.85% to 1.45%   2.24% to 4.20%

        2010                              23,010  9.07 to 10.01      $222,824         0.73%   0.85% to 1.45%  25.33% to 26.78%

        2009                               2,210  7.31 to 7.66        $16,730         2.12%   0.85% to 1.45%  24.32% to 25.95%

        2008                               3,321  5.88 to 6.08        $19,894         1.41%   0.85% to 1.45%  -40.02% to -39.29%

   Northern Lights Variable Trust

    Adaptive Allocation Portfolio

        2012                           2,398,150  8.19 to 9.37    $21,620,926         0.57%   0.85% to 1.45%  -10.33% to -8.14%

        2011                           3,696,604  9.13 to 10.20   $36,214,488         0.00%   0.85% to 1.45%  -7.16% to -4.91%

        2010                           2,346,071  9.83 to 10.73   $24,764,596         0.00%   0.85% to 1.45%  13.32% to 15.66%

        2009                           1,616,425  8.79 to 9.27    $14,988,870         0.00%   0.85% to 1.45%  19.06% to 19.17%

        2008                           1,739,883  7.69 to 7.78    $13,528,700         0.41%   0.85% to 1.45%  -19.62% to -19.06%

    Chariot Absolute Return All Opportunities Portfolio

        2011                                   -       -                   $0         0.00%   0.85% to 1.45%        n/a

        2010                           1,174,152  9.41 to 9.73    $11,219,989         0.00%   0.85% to 1.45%  -3.14% to -0.89%

        2009                           1,751,489  9.71 to 9.82    $17,095,601         0.00%   0.85% to 1.45%        n/a

    Power Income Fund

        2012                              11,077  9.96 to 9.96       $110,289         0.00%   1.00% to 1.50%        n/a

   AllianceBernstein Variable Products Series

    Real Estate Investment Portfolio

        2012                               2,291  10.40 to 10.40      $23,822         0.00%   1.00% to 1.50%        n/a

    Dynamic Asset Allocation Portfolio

        2012                                 633  10.16 to 10.16       $6,427         0.00%   1.00% to 1.50%        n/a

    Small Mid Cap Value Portfolio

        2012                                 920  10.52 to 10.52       $9,679         0.00%   1.00% to 1.50%        n/a

   BlackRock Variable Series Fund, Inc.

    Basic Value Fund

        2012                               6,208  10.19 to 10.19      $63,230         0.00%   1.00% to 1.50%        n/a

    Capital Appreciation Fund

        2012                                 893  10.08 to 10.08       $8,998         2.45%   1.00% to 1.50%        n/a

    Equity Dividend Fund

        2012                              20,359  10.44 to 10.44     $212,494         0.16%   1.00% to 1.50%        n/a

    Global Allocation Fund

        2012                              48,785  10.06 to 10.06     $490,850         0.64%   1.00% to 1.50%        n/a

    Large Cap Core Fund

        2012                               1,150  9.94 to 9.94        $11,429         0.00%   1.00% to 1.50%        n/a

    Large Cap Growth Fund

        2012                                 618  9.99 to 9.99         $6,179        14.71%   1.00% to 1.50%        n/a

   DWS Variable Insurance Portfolios

    Equity 500 Index Portfolio

        2012                                  46  9.89 to 9.89           $458         0.00%   1.00% to 1.50%        n/a

    Alternative Asset Allocation Portfolio

        2012                               5,702  10.28 to 10.28      $58,597         0.35%   1.00% to 1.50%        n/a

    Global Small Cap Growth Portfolio

        2012                               1,167  10.08 to 10.08      $11,770         0.00%   1.00% to 1.50%        n/a

    Dreman Small Mid Cap Value Portfolio

        2012                               3,134  10.03 to 10.03      $31,445         0.00%   1.00% to 1.50%        n/a

   Eaton Vance Variable Trust

    Floating Rate Income Portfolio

        2012                              56,258  10.37 to 10.37     $583,623         0.00%   1.00% to 1.50%        n/a

    Large-Cap Value Portfolio

        2012                               1,954  10.58 to 10.58      $20,662         0.00%   1.00% to 1.50%        n/a

   Franklin Templeton Variable Insurance Products Trust

    Mutual Shares Securities Fund

        2012                              33,021  10.52 to 10.52     $347,234         0.00%   1.00% to 1.50%        n/a

    Income Securities Fund

        2012                               7,153  10.14 to 10.14      $72,542         0.00%   1.00% to 1.50%        n/a

    Global Bond Securities Fund

        2012                              75,043  10.66 to 10.66     $799,942         0.03%   1.00% to 1.50%        n/a

    Foreign Securities Fund

        2012                              39,634  10.53 to 10.53     $417,437         0.00%   1.00% to 1.50%        n/a

    Developing Markets Securities Fund

        2012                              22,057  9.88 to 9.88       $217,859         0.00%   1.00% to 1.50%        n/a

    Mutual Global Discovery Securities Fund

        2012                                 200  10.09 to 10.09       $2,017         0.00%   1.00% to 1.50%        n/a

    Rising Dividends Securities Fund

        2012                              57,950  10.58 to 10.58     $613,082         0.00%   1.00% to 1.50%        n/a

   Ivy Funds Variable Insurance Portfolios

    Asset Strategy Portfolio

        2012                              54,098  10.37 to 10.37     $560,908         0.00%   1.00% to 1.50%        n/a

    Dividend Opportunities Portfolio

        2012                               2,145  10.27 to 10.27      $22,037         0.00%   1.00% to 1.50%        n/a

    Energy Portfolio

        2012                                 465  8.92 to 8.92         $4,148         0.00%   1.00% to 1.50%        n/a

    Global Bond Portfolio

        2012                                 467  10.07 to 10.07       $4,705         0.18%   1.00% to 1.50%        n/a

    Global Natural Resources Portfolio

        2012                               8,148  8.87 to 8.87        $72,254         0.18%   1.00% to 1.50%        n/a

    Growth Portfolio

        2012                               2,362  10.20 to 10.20      $24,101         0.00%   1.00% to 1.50%        n/a

    International Core Equity Portfolio

        2012                               6,480  10.05 to 10.05      $65,133         0.00%   1.00% to 1.50%        n/a

    International Growth Portfolio

        2012                               1,806  10.54 to 10.54      $19,025         6.55%   1.00% to 1.50%        n/a

    Mid Cap Growth Portfolio

        2012                               5,089  10.04 to 10.04      $51,067         1.69%   1.00% to 1.50%        n/a

    Science and Technology Portfolio

        2012                               4,165  10.81 to 10.81      $45,034         6.62%   1.00% to 1.50%        n/a

    Small Cap Growth Portfolio

        2012                               2,004  9.01 to 9.01        $18,056         0.60%   1.00% to 1.50%        n/a

    Small Cap Value Portfolio

        2012                               7,430  10.53 to 10.53      $78,216         0.25%   1.00% to 1.50%        n/a

   Legg Mason Partners Variable Equity Trust

    Western Asset Variable Global High Yield Bond Portfolio

        2012                              14,230  10.99 to 10.99     $156,322         0.00%   1.00% to 1.50%        n/a

    ClearBridge Variable Mid Cap Core Portfolio

        2012                                 246  10.28 to 10.28       $2,528         3.70%   1.00% to 1.50%        n/a

   Pioneer Variable Contracts Trust

    Fund Portfolio

        2012                               2,077  10.03 to 10.03      $20,821         0.00%   1.00% to 1.50%        n/a

    Bond Portfolio

        2012                              42,469  10.49 to 10.49     $445,453         0.55%   1.00% to 1.50%        n/a

    Strategic Income Portfolio

        2012                              72,378  10.58 to 10.58     $765,822         0.08%   1.00% to 1.50%        n/a

    Equity Income Portfolio

        2012                               7,557  10.26 to 10.26      $77,522         0.00%   1.00% to 1.50%        n/a

    High Yield Portfolio

        2012                              58,340  10.63 to 10.63     $619,784         0.00%   1.00% to 1.50%        n/a

   Prudential Series Funds

    Jennison 20/20 Focus Portfolio

        2012                               1,589  9.68 to 9.68        $15,385         0.44%   1.00% to 1.50%        n/a

    Natural Resources Portfolio

        2012                               5,000  8.38 to 8.38        $41,898         0.00%   1.00% to 1.50%        n/a

    SP Prudential US Emerging Growth Portfolio

        2012                               4,284  10.23 to 10.23      $43,842         0.00%   1.00% to 1.50%        n/a

   Royce Capital Fund

    Micro-Cap Portfolio

        2012                               5,349  9.32 to 9.32        $49,846         4.30%   1.00% to 1.50%        n/a

    Small Cap Portfolio

        2012                              10,721  10.17 to 10.17     $109,009         4.08%   1.00% to 1.50%        n/a

          *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

          **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios,

              the total return for the first year is calculated as the

              percentage change from inception to the end of the period.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required Financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (3)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (11)

        (b)  Registered Representative Contract  (11)

(4)  (a)     Form of Flexible Premium Deferred Variable Annuity Contract (11)

 (5)  (a)    Application for Flexible Premium Deferred Variable Annuity Contract (11)

(6)   (a)    Articles of Incorporation of Midland National Life Insurance Company (3)

        (b)  By-laws of Midland National Life Insurance Company (3)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (6)

(8)   (a)    Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (8)

(b)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (2)

(c)   Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (9)

(d)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (4)

        (e)   Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (6)

(f)      Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (10)

(g)     SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (10)

(h)     SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (10)

(i)       Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (10)

(j)       Participation agreement between Midland National Life Insurance Company and BlackRock.  (12)

(k)     Participation agreement between Midland National Life Insurance Company and DWS. (12)

(l)       Participation agreement between Midland National Life Insurance Company and Eaton Vance. (12)

(m)    Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (12)

(n)     Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (12)

(o)     Participation agreement between Midland National Life Insurance Company and Ivy Funds. (12)

(p)     Participation agreement between Midland National Life Insurance Company and Legg Mason. (12)

(q)     Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (12)

(r)      Participation agreement between Midland National Life Insurance Company and Prudential. (12)

(s)     Participation agreement between Midland National Life Insurance Company and Royce Funds. (12)

(t)      Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (12)

(u)     Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (12)

(v)     Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (12)

(w)    Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (12)

(x)      Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (12)

(y)     Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (12)

(z)      Participation Agreement between Midland National Life Insurance Company and Alliancebernstein. (13)

(aa)  Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (13)

(bb) Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (13)

(cc)  Participation Agreement between Midland National Life Insurance Company and Lazard. (13)

(dd) Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (13)

(ee)  Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (13)

(ff)    Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (13)

(gg) Amendment to the Participation Agreement between Midland National Life Insurance Company,  American Century Investment Services, Inc. and American Century Investment Management, Inc. (14)

(hh) Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (14)

(ii)     Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (14)

(jj)     Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (15)

(kk)  Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (15)

(ll)     Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (15)

(mm)        Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (15)

(nn) Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (15)

(oo) Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg  Mason  Partners  Variable  Equity  Trust,  Legg Mason Partners  Variable  Income  Trust,  Legg  Mason Investor Services,  LLC  and  Legg  Mason Partners Fund  Advisor,  LLC. (15)

(pp) Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc.  and Lord Abbett Distributor LLC. (15)

(qq) Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (15)

(rr)    Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (15)

(ss)  Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (15)

(tt)    Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (15)

(uu) Draft Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (16)

(vv) Draft Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (16)

(ww)        Draft Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (16)

(xx)   Draft Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (16)

(yy) Draft Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (16)

(9)   (a)   Opinion and Consent of Counsel (16)

(b)   Power of Attorney (16)

(10) (a)   Consent of Sutherland Asbill & Brennan LLP (16)

(b)   Consent of Independent Registered Public Accounting Firm (16)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (6)

1.        Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No. 333-80975)

2.        Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)

3.        Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)

4.        Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

5.        Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File No. 333-71800)

6.        Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

7.        Incorporated herein by reference to Post-Effective Amendment No. 5 for form N-4 on November 24, 2004 (File No. 333-108437)

8.        Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

9.        Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

10.     Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

11.     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

12.     Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

13.     Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

14.     Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

15.     Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

16.     Filed herewith

17.     To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Esfandyar E. Dinshaw**.............................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier***................................	President and Chief Operating Officer – Director
John J. Craig II**........................................	Senior Vice President & Treasurer - Director
Darron K. Ash............................................	Vice President - Director
Roland C. Baker.........................................	Director
David C. Bratton.........................................	Director
Willard Bunn, III.........................................	Director
William D. Heinz.........................................	Director
Heather Kreager.........................................	Vice President - Director
Michael M. Masterson.................................	Director
Cindy K. Reed**.........................................	President, Annuity Division
William L. Lowe**......................................	President, Sammons Retirement Solutions
Robert R. TeKolste.....................................	President, Shared Services
Victoria E. Fimea**.....................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons **.....................................	Senior Vice President
David Shaw **............................................	Senior Vice President and Chief Information Officer
Rebecca L. Luloff**...................................	Senior Vice President, Chief Administration Officer & Assistant Secretary
Melody R.J. Jensen.....................................	Vice President, General Counsel, and Secretary
Brian D. Hansen***....................................	Vice President, Compliance & Counsel
Daniel M. Kiefer.........................................	Vice President and Chief Financial Officer
Ann Hughes****.........................................	Vice President, Business Development - SRS
Brent A. Mardis**	Vice President, Chief Risk Officer
Gary Brown...............................................	Vice President, Life New Business & Underwriting
Timothy A. Reuer.......................................	Senior Vice President and Corporate Actuary
Teri L. Ross**............................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt***...........................	Vice President, Marketing and Sales Support
Kirk Evans**..............................................	Vice President, Product Actuary & Risk Management – SRS
Michael L. Yanacheak**.............................	2nd Vice President, Product Development - Annuity Division
Gregory S. Helms........................................	2nd Vice President, Policy Change & Accounting, Assistant Secretary
Diana Ronald**...........................................	2nd Vice President, Client Services & Claims and Benefits
Teresa A. Silvius***................................................	Assistant Vice President Variable Compliance & 38a-1 CCO
Richard T. Hicks.........................................	Assistant Vice President, Systems Administration & Controls
Randy D. Shaull..........................................	Assistant Vice President & Actuary
Melissa Scheuerman**................................	Assistant Vice President, Business Development SRS
Susan Mersereau**.....................................	Assistant Vice President, Chief Compliance Officer, Broker Dealer – SFN

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 26.  Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2012, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1888 Fund, Ltd	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
1900 Capital, Inc.	DE	100% by Compatriot Capital, Inc.
5180 CLO LP	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
7100 Holdings, LLC	DE	100% by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.67% by SBC Funding, LLC
Aberdeen investment entities	DE	100% by Crossfield Holdings, LLC
Advisor Research Center, LLC	MD	100% by Rydex Fund Services, LLC
AF investment entities	DE	100% by GPFT Holdco, LLC
AF V, LLC	DE	100% by GPFT Holdco, LLC
AF VI, LLC	DE	100% by GPFT Holdco, LLC
AF VII, LLC	DE	100% by GPFT Holdco, LLC
AFSP Fund I Partners, LLC	DE	53.61% by Compatriot Capital, Inc.
AG/SRI Crystal Lake, LLC	DE	90% by SRI Ventures, LLC
AG/SRI Fossil Creek, LLC	DE	90% by SRI Ventures, LLC
AG/SRI Prestonwood, LLC	DE	90% by SRI Ventures, LLC
Aircraft Mgmt. Company, LLC	DE	100% by GPFT Holdco, LLC
Ann Arbor City Apartments, LLC	DE	90% by Compatriot Capital, Inc. 10% by Village Green Holding, LLC
Argus Portfolios Holdings Ltd.	CYM	(no ownership) Managed by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100% by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.29% by 1900 Capital, Inc.
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
Aureus Belmont Growth Partners, LLC	DE	61.45% by Compatriot Capital, Inc.
Aureus Group, LLC	DE	29.85% by Compatriot Capital, Inc.
Bateson Holdings, LLC	DE	100% by EquiTrust Holdings, LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Bingham LP	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Bismarck Development Company, LLC	DE	100% by Bismarck Real Estate Partners, Inc.
Bismarck Real Estate Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Briggs Construction Equipment, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100% by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5% by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100% by Generation Financial Mortgage, LLC
Canby investment entities	DE	100% by Crossfield Holdings, LLC
Capitol Park investment entities	DE	100% by Fairbury Holdings, LLC
Caprock Funding entities	DE	100% by Corporate Funding V, LLC
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100% by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.25% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Compatriot Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100% by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Corporate Funding investment entities	DE	100% by GPFT Holdco, LLC
Corporate Funding IV, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
CP Aureus FSP, LP	DE	49.47% by AFSP Fund I Partners, LLC
Crestview investment entities	DE	100% by Bateson Holdings, LLC
Crossfield Holdings, LLC	DE	100% by PLIC Holdings, LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100% by Crown Point Capital Company, LLC
CSFC, LLC	DE	100% by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by 1900 Capital, Inc.
dcp Funding LLC	DE	27.81% by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	(no ownership) Managed by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36.0-100% by GC Deferred Compensation I, LLC
dick clark entities	DE	100% by dcp Funding LLC
E2 CTA Portfolio Limited	CYM	100% by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	23.85% by Compatriot Capital, Inc.
E2M Fund II Holdco, LP	DE	(no ownership) Managed by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	18.47% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100% by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.46% by Compatriot Capital, Inc.
E2M Strategic Fund (Fund A), LP	DE	(no ownership) Managed by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37.03% by Compatriot Capital, Inc.
E2M/SRC Investment Company, LLC	DE	60% by E2M Fund II Holdco, LP
Edgehill Byron Capital Company Limited	IRL	(no ownership) Managed by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100% by GPFT Holdco, LLC
Eiger Fund I, LP	DE	38.79% by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10% by Compatriot Capital, Inc.
Ellsford Financial Holdings, LLC	DE	100% by EquiTrust Holdco Parent, LLC
ELSL Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Enfield Holdings, LLC	NJ	100% by EquiTrust Holdco Parent, LLC
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100% by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30% by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent II, LLC	DE	(no ownership) Managed by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent II, LLC	DE	70% by EquiTrust Investors Holdings, LLC
EquiTrust Holdco Parent, LLC	DE	100% by EquiTrust Holdco Parent II, LLC
EquiTrust Holdco Parent, LLC	DE	(no ownership) Mangment by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100% by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
EquiTrust Investors Holdings, LLC	DE	(no ownership) Managed by Guggenheim Insurance Holdco, LLC
EquiTrust Life Insurance Company	IA	100% by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
ET Note Holdco, LLC	DE	100% by EquiTrust Investors Holdings, LLC
Fairbury Holdings, LLC	DE	100% by GLAC Holdings, LLC
Fieldstone investment entities	DE	100% by Bateson Holdings, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100% by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100% by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100% by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100% by Guggenheim Advisors, LLC
GAIF II Aviation asset holding companies	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation asset holding companies	DE	100% by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	(no ownership) Managed by Guggenheim Aviation Services II, LLC
GAIF II Services Group, LLC	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	(no ownership) Managed by Guggenheim Aviation Services II, LLC
GAIF II U.S. Source Fund, LP	DE	(no ownership) Managed by Guggenheim Aviation Services II, LLC
GAIF II U.S. Source Services Group, LLC	DE	100% by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50% by 1900 Capital, Inc.
Gaston Financial Holdings, LLC	NJ	100% by GLAC Holdings, LLC
GBH Venture Co., Inc.	DE	100% by Consolidated Investment Services, Inc.
GBM Investco investment entities	DE	100% by PLIC Holdings, LLC
GBM Investco investment entities	DE	100% by EquiTrust Holdings, LLC
GBM Investco investment entities	DE	100% by GLAC Holdings, LLC
GBM investment entities	DE	100% by Security Benefit Corporation
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100% by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GC New York, LLC	DE	99.5% by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.17% by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GC Repo, LLC	DE	100% by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5% by Guggenheim Partners, LLC
GDP property holding entities	DE	100% by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50% by JLx3, LLC
Generation Financial Group, LLC	DE	50% by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.87% by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.81% by Generation Financial Group, LLC
Generation Mortgage Company	CA	100% by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100% by Guggenheim Global Infrastructure Company Limited
GFP Peru Dunas Holdings, Inc.	CYM	100% by Guggenheim Global Infrastructure Company Limited
GFP Wind Holdings, LLC	DE	100% by Guggenheim Franklin Park Management, LLC
GFS (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	(no ownership) Managed by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100% by Guggenheim Global Infrastructure Company Limited
GGIC IIP Holdings LP	CYM	(no ownership) Managed by GGIC IIP Holdings Ltd.
GGIC IIP Holdings LP	CYM	100% by Guggenheim Global Infrastructure Company Limited
GGIC IIP Holdings Ltd.	CYM	100% by Guggenheim Global Infrastructure Company Limited
GGIC KTI Holdings, Ltd.	CYM	100% by Guggenheim Global Infrastructure Company Limited
GGIC Loan Funding I, LLC	DE	100% by Guggenheim Global Infrastructure Company Limited
GGT GP LLC	DE	100% by GGT Manager
GGT Manager	DE	100% by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	(no ownership) Managed by GGT Manager
GGT Multi-Strategy Funds	CYM	(no ownership) Managed by GGT GP LLC
GGT Trading	DE	(no ownership) Managed by GGT GP LLC
GIA Asia Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100% by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	(no ownership) Managed by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100% by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100% by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GLAC CRE Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100% by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100% by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	(no ownership) Managed by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings III, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	99.5% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPBLK, Inc.	DE	100% by GP Holdco, LLC
GPC Portfolio Companies	DE	(no ownership) Managed by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPI Ventures, LLC	DE	100% by The Grove Park Inn Resort, Inc.
GPI3, LLC	DE	100% by GLAC Holdings, LLC
GPIM Holdings V, LLC	DE	(Varies) by Guggenheim Partners Investment Management Holdings, LLC
GPM Center Court, LLC	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
GRE II Absolute Return Fund Ltd.	CYM	100% by Guggenheim Plus II L.P.
GRE Plus Company, LLC	DE	99.5% by Guggenheim Partners, LLC
GRE property holding companies	DE	84.0-100% by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	100% by Guggenheim Plus Unleveraged LLC
GRE property holding companies	DE	(no ownership) Managed by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	67.0-100% by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	(no ownership) Managed by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	95.0-100% by Guggenheim Plus Mezzanine Finance L.P.
GRE U.S. Property Fund GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100% by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Greenpark AHC, LLC	NJ	100% by GLAC Holdings, LLC
Greenwood Holdco, LLC	NJ	100% by GLAC Holdings, LLC
GREI GP LLC	DE	100% by Guggenheim Real Estate LLC
GRES GP LLC	DE	100% by Guggenheim Trust Company LLC
Greyhound Financial Holdings, LLC	NJ	100% by GLAC Holdings, LLC
GS Gamma Advisors, LLC	DE	50% by GS Gamma Holdings, LLC
GS Gamma Holdings, LLC	DE	99.5% by Guggenheim Partners, LLC
GS Gamma Investments, LLC	DE	(no ownership) Managed by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by GPFT Holdco, LLC
GSA Manager LLC	DE	100% by GGT Manager LLC
GSA OPH LLC	DE	(no ownership) Managed by GSA Manager LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC
GSFI, LLC	DE	30% by JLx3, LLC
GTVI Partners, LLC	DE	44.4% by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	(no ownership) Managed by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100% by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	(no ownership) Managed by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100% by GPBLK, Inc.
Guggenheim Alpha Solutions Fund, LLC	DE	100% by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(no ownership) Managed by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100% by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100% by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	(no ownership) Managed by Guggenheim Aviation Services II, LLC
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	(no ownership) Managed by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5% by Guggenheim Partners, LLC
Guggenheim Aviation Services II, LLC	DE	39.5% by Guggenheim Partners, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Aviation Services, LLC	DE	39.5% by Guggenheim Partners, LLC
Guggenheim Aviation Services, LLC	DE	10% by Guggenheim Aviation Partners, LLC
Guggenheim Aviation Services, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100% by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	38.23% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Guggenheim Concinnity Strategy Funds	DE	(no ownership) Managed by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100% by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	100% by GP Energy Partners, LLC
Guggenheim Energy Advisors, LLC	DE	(no ownership) Managed by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(no ownership) Managed by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Guggenheim Franklin Park Investments, L.P.	CYM	34.5% by Guggenheim Franklin Park Investments, LLC
Guggenheim Franklin Park Investments, LLC	DE	60% by GC Parent Holdings, LLC
Guggenheim Franklin Park Management, LLC	DE	100% by Guggenheim Global Infrastructure Company Limited
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Funds Services Holdings, LLC
Guggenheim Global Infrastructure Company Limited	GGY	100% by Guggenheim Franklin Park Investments, L.P.
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5% by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Guggenheim Holdings, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100% by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100% by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors (Suisse) S.A.	CHE	16.67% by Guggenheim Capital, LLC
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Guggenheim IQ Equity Funds	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Guggenheim Knights of Security, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100% by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Services Company fka JMFI Servicing Company	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Merchant Manager, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80% by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	80.98% by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Art Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	(no ownership) Managed by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Partners Investment Management, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Latin America, Inc.	DE	16.67% by GPBLK, Inc.
Guggenheim Partners London Premises Limited	UK	100% by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100% by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100% by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	(no ownership) Managed by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	(no ownership) Managed by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100% by Guggenheim Plus L.P.
Guggenheim Plus Leveraged LLC	DE	100% by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91% by Guggenheim Plus L.P.
Guggenheim Plus Mezzanine Finance L.P.	DE	100% by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	(no ownership) Managed by GRES GP LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus Unleveraged LLC	DE	100% by Guggenheim Trust Company LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Guggenheim Private Family Network, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100% by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate Absolute Return Fund L.P.	DE	(no ownership) Managed by GRES GP LLC
Guggenheim Real Estate International Fund L.P.	CYM	(no ownership) Managed by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100% by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	59.5% by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.94% by GPFT Holdco, LLC
Guggenheim Real Estate Securities Fund L.P.	DE	(no ownership) Managed by GRES GP LLC
Guggenheim Real Estate Services Inc.	DE	100% by Guggenheim Real Estate LLC
Guggenheim Reinsurance Holdings, LLC	DE	100% by GPBLK, Inc.
Guggenheim SBC Holdings, LLC	DE	(no ownership) Managed by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100% by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100% by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Guggenheim Technology Ventures I, L.P.	DE	(no ownership) Managed by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.84% by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5% by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim VG, LLC	DE	100% by Guggenheim Corporate Funding, LLC
Guggenheim Wealth Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GWM Holdco, LLC	DE	88.5% by Guggenheim Partners, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100% by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25% by Sammons Capital, Inc.
HHEP-Directional, LP	DE	27.96% by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.87% by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8% by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9% by Sammons Capital, Inc.
IDF investment entities	DE	100% by Security Benefit Life Insurance Company
IDF investment entities	DE	100% by EquiTrust Life Insurance Company
IDF investment entities	DE	100% by Guggenheim Life and Annuity Company
IIP Bridge Funding, LLC	DE	100% by GPFT Holdco, LLC
IIP Bridge Investors, LLC	DE	100% by GPFT Holdco, LLC
Infrastructure India Plc	DE	100% by Franklin Park (Cyprus) Limited
Ingersol investment entities	DE	100% by Bateson Holdings, LLC
Internet Radio Funding, LLC	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group, LLC
IPEX Services, LLC	DE	100% by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100% by Bismarck Real Estate Partners, Inc.
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB Partners LLC	DE	30% by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLx3, LLC	DE	22.22% by Guggenheim Partners, LLC
Jonquil Park Capital, LLC	DE	99.5% by The Liberty Hampshire Company, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Kenwood investment entities	DE	100% by Bateson Holdings, LLC
Kessler investment entities	DE	100% by Crossfield Holdings, LLC
King Tech Holdings Ltd.	CYM	100% by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100% by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100% by AF V, LLC
Kitts Hill Funding B, LLC	DE	100% by AF VI, LLC
Kitts Hill Funding C, LLC	DE	100% by AF VII, LLC
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lavallette Insurance Agency, LLC	DE	100% by EquiTrust Life Insurance Company
LBAR, LLC	NC	50% by Briggs Equipment, Inc.
LCLF investment entities	DE	100% by Corporate Funding V, LLC
Leading Apartments LLC	DE	100% by Village Green Holding, LLC
Legacy (Cayman) Ltd.	CYM	100% by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100% by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	(no ownership) Managed by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100% by AF V, LLC
LSFCA B, LLC	DE	100% by AF VI, LLC
LSFCA C, LLC	DE	100% by AF VII, LLC
Magma WCFF II Ltd	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Marbrook investment entities	DE	100% by Fairbury Holdings, LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100% by SBC Funding, LLC
MF Seed Co., LLC	DE	100% by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100% by Midland National Life Insurance Company
Minerva Funding LLC	DE	100% by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Minerva Holdings, LLC	DE	(no ownership) Managed by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	(no ownership) Managed by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Moore's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50% by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
Note Funding, LLC	KS	100% by Security Benefit Corporation
NZC Guggenheim Funds	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
NZCG Funding	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Orpheus Holdings, LLC	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100% by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100% by PLIC Holdings, LLC
Parkington Holdings, LLC	NJ	100% by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.29% by Sammons Power Development, Inc.
Pelia Holdings, LLC	NJ	100% by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6% by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.36% by GC Pilar Golf Investment, LLC
Pillar Financial, LLC	DE	(no ownership) Managed by Links Holdings LLC
Pillar Financial, LLC	DE	24.24% by Links Holdings LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
Platler Financial Holdings, LLC	NJ	100% by PLIC Holdings, LLC
PLIC CRE Holdings, LLC	DE	100% by Paragon Life Insurance Company of Indiana
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Poertner Holdco, LLC	NJ	100% by PLIC Holdings, LLC
Prairie Trail investment entities	DE	100% by Crossfield Holdings, LLC
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49% by Stonefire Investors, LLC
Retail Investors I, LLC	DE	51% by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	(no ownership) Managed by Stonebridge Investors II, LLC
Retail Investors II, LLC	DE	99.5% by Stonefire Investors, LLC
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Rockwood investment entities	DE	100% by Fairbury Holdings, LLC
RS Income Joint Venture	TX	50% by Sammons Income Properties, Inc.
Rydex Fund Services, LLC	KS	100% by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100% by Security Benefit Asset Management Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Equity Alliance, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Income Properties, Inc.	DE	100% by Compatriot Capital, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.22% by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
SB Private Investments, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100% by Retail Investors I, LLC
SB property holding entities	DE	100% by Retail Investors I, LLC
SB property holding entities	DE	100% by Retail Investors II, LLC
SBC Funding, LLC	KS	100% by Security Benefit Corporation
SBTCL Funding, LLC	DE	100% by Corporate Funding IV, LLC
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
se2, inc.	KS	100% by Security Benefit Corporation
SecBen GBM Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100% by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100% by GPFT Holdco, LLC
Security Benefit Corporation	KS	100% by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100% by Security Benefit Corporation
Security Distributors, Inc.	KS	100% by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100% by Security Benefit Corporation
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Sena Financial investment entities	DE	100% by Crossfield Holdings, LLC
SFVII GP, LLC	DE	100% by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Silver Ridge investment entities	DE	100% by Fairbury Holdings, LLC
Ski Partners II, LLC	DE	32.75% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.73% by Compatriot Capital, Inc.
SLF II-McCarty Investors II, LP	TX	69.5% by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22.02% by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line City Apartments, LLC	DE	90% by Compatriot Capital, Inc. 10% by Village Green Holding, LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
SRI Ventures, LLC	DE	99% by Compatriot Capital, Inc.
St. James Capital, LLC	DE	100% by Pillar Financial, LLC
Stellar Funding Ltd	CYM	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100% by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100% by Bismarck Real Estate Partners, Inc.
The Grove Park Inn Resort, Inc.	DE	100% by Consolidated Investment Services, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100% by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	(no ownership) Managed by SBC Funding, LLC
Thomas Weisel India Opportunity Fund, LP	DE	(no ownership) Managed by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100% by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100% by Ticknor Corner Holdings LLC
Tocqueville Capital Company B.V.	DE	100% by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.57% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.57% by GC Pilar Golf Investment, LLC
Transparent Value Advisors, L.L.C.	DE	100% by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	99.97% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	(no ownership) Managed by Guggenheim Partners Investment Management, LLC
UBSFC, LLC	DE	100% by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95% by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Village Green Communications LLC	DE	100% by Village Green Holding, LLC
Village Green Construction LLC	DE	100% by Village Green Holding, LLC
Village Green Development Holding LLC	DE	100% by Village Green Holding, LLC
Village Green Holding, LLC	DE	50% by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100% by Village Green Holding, LLC
Washburn investment entities	DE	100% by Crossfield Holdings, LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Whitestone Houston Land, Ltd.	DE	29.4% by Heights 2, LLC d/b/a WSGEV Holdings, LP
Wind Investors I, LLC	DE	100% by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100% by XONM LLC
XONM Capital LLC	DE	100% by XONM LLC
XONM Funding LLC	DE	100% by XONM Capital LLC
XONM LLC	DE	99.97% by Guggenheim Mortgage Capital, LLC

Item 27. Number of Contract Owners

LiveWell Variable Annuity - As of July 8, 2013 –

644 Non-Qualified

203 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

Sammons Financial Network, LLC is the principal underwriter of this product.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe	Chief Executive Officer & President 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266
Susan E. Mersereau	Chief Compliance Officer 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266
Jeffrey K. Harpel	FinOps Principal 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$191,445.36	$0	$0	$195,448.37

*Represents commissions paid on the LiveWell Variable Annuity.

**Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 12th day of  July, 2013.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw
                                                                                                         Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                    By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                                     (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      Steven C. Palmitier

/s/  *                                                                        Director, Senior Vice President & Treasurer

      John J. Craig, II

/s/ *                                                                         Vice President & Chief Financial Officer

      Daniel M. Kiefer                                       (Principal Financial & Accounting Officer)

/s/  *                                                                        Director

      Darron K. Ash

/s/  *                                                                        Director

      Roland C. Baker

/s/  *                                                                        Director

      David C. Bratton

/s/  *                                                                        Director

      Willard Bunn, III

/s/ *                                                                         Director

      William D. Heinz

/s/ *                                                                         Director

      Heather Kreager

/s/ *                                                                         Director

      Michael M. Masterson

*By:  /s/ Teresa A. Silvius                                                                  Date:  July 12, 2013

                Teresa A. Silvius

                Attorney-in-Fact

                Pursuant to Power of Attorney

Registration No. 333-176870

Post-Effective Amendment #4

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(8)(uu)	Draft Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation
24(b)(8)(vv)

Draft Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.

24(b)(8)(ww)

Draft Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.

24(b)(8)(xx)

Draft Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.

24(b)(8)(yy)	Draft Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc.
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Sutherland Asbill & Brennan, LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

24(b)(8)(uu)

PARTICIPATION AGREEMENT

THIS AGREEMENT is made and entered into this ___ day of ____, 2013 between MIDLAND NATIONAL LIFE INSURANCE COMPANY (the “Company”), a life insurance company organized in the State of South Dakota, on behalf of itself and its variable annuity and variable life insurance separate accounts set forth on Schedule A hereto as may be amended from time to time (each an “Account;” collectively, the “Accounts”), First Investors Life Series Funds, a statutory trust organized under the laws of Delaware (the “Trust”), and First Investors Corporation, a corporation organized under the laws of New York (the “Distributor”, and together with the Company and the Trust, “Parties”, and each individually, a “Party”).

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (the “1933 Act”);

WHEREAS, the Trust serves as an investment vehicle underlying variable life insurance and variable annuity contracts issued by insurance companies which have entered into participation agreements with the Trust and the Distributor (“Participating Insurance Companies”);

WHEREAS, the beneficial interest in the Trust is divided into separate series of shares as identified in the Trust's registration statement under the 1933 Act (as amended from time to time) (the “Funds”), each representing the interest in a particular portfolio of securities and other assets and each of which may issue multiple classes of shares;

WHEREAS, the Distributor serves as the principal underwriter with respect to each class of shares of the Trust and is registered as a broker-dealer under the Securities Exchange Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”);

WHEREAS, the Company has issued or will issue certain variable annuity and/or variable life insurance contracts supported wholly or partially by the Accounts (the “Contracts”), and said Contracts are listed in Schedule A hereto, as it may be amended from time to time;

WHEREAS, each Account is maintained as a segregated asset account, duly established by the Company on the date shown for each such Account on Schedule A hereto, to set aside and invest assets attributable to the aforesaid Contracts;

WHEREAS, the Company has registered or will register its Contracts under the 1933 Act, except to the extent a particular Contract is or will be exempt from such registration;

WHEREAS, the Company has registered or will register each of its Accounts as a unit investment trust under the 1940 Act, except to the extent a particular Account is or will be exempt from such registration; and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares of the Funds on behalf of its respective Accounts to fund the Contracts, and the Trust is authorized to sell such shares to unit investment trusts such as each Account at net asset value;

NOW, THEREFORE, in consideration of their mutual promises set forth herein, the Company, the Trust and the Distributor agree as follows:

1.       Purchase and Redemption of Fund Shares

1.1        Subject to the terms of this Agreement and the Distribution Agreement in effect from time to time between the Trust and the Distributor, the Trust agrees to make available shares of the separate series of shares of the Trust set forth in Schedule B hereto (each, a “Fund” and together, the “Funds”), as it may be amended from time to time, for purchase by the Accounts (including the subaccounts thereof) at the applicable net asset value per share next computed, in accordance with the provisions of the then current prospectus and statement of additional information of the Trust, after receipt by the Trust or its designee of an order for purchase in good order. The Trust agrees to use reasonable efforts to calculate such net asset value on each day on which the New York Stock Exchange is open for trading.  Notwithstanding the foregoing, the Board of Trustees of the Trust (the “Board” or the “Trustees”) may refuse to sell shares of any Fund to any person, or suspend or terminate the offering of shares of any Fund, if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, in the best interests of such Fund and its shareholders (including variable Contract owners).  The parties hereto agree that as applicable, the Rules and Procedures Manual of the National Securities Clearing Corporation (“NSCC”), as amended, including, but not limited to, the rules and procedures applicable to the utilization of the FundSERV, Networking, DCC&S and Commission Settlement systems, as amended, shall be utilized for each process transaction.

1.2        The Company shall submit payment for the purchase of shares of a Fund on behalf of an Account no later than via the NSCC in accordance with its cutoff times or no later than 4 p.m.. New York time on the next Business Day after an order to purchase such shares is made in accordance with the provisions of Section 1.1 hereof, whichever is sooner. “Business Day” shall mean any day on which the New York Stock Exchange is open for trading and on which the Trust calculates the net asset value of shares of the Funds.  Payment shall be in federal funds transmitted by wire to the Trust's custodian.  If federal funds are not received on time, the Company shall promptly, upon the Trust's request, reimburse the Trust for any charges, costs, fees, interest or other expenses incurred by the Trust in connection with any advances to, or borrowing or overdrafts by, the Trust, or any similar expenses incurred by the Trust, as a result of portfolio transactions effected by the Trust based upon the purchase request.

1.3        The Trust agrees to redeem for cash (except as otherwise provided in the Trust's prospectus) any full or fractional shares of any Fund, when requested by the Company on behalf of an Account, at the net asset value next computed, in accordance with the provisions of the then current prospectus and statement of additional information of the Trust, after receipt by the Trust or its designee of a request for redemption in good order.  The Trust shall make payment for such shares in accordance with the NSCC cutoff times or in the manner established from time to time by the Trust.   Payment of redemption proceeds will normally be paid to the Company on behalf of its Account in federal funds transmitted by wire on the next Business Day after receipt by the Trust of a request for redemption in good order.  Notwithstanding the foregoing, (i) the Company shall not redeem shares attributable to variable Contract owners except in the circumstances permitted in Section 9.3 of this Agreement, and (ii) the Trust may delay redemption of shares of any Fund to the extent permitted by the 1940 Act, and any rules, regulations or orders thereunder.

1.4        The Company agrees that all purchases and redemptions by its Accounts of shares of the Funds will be in accordance with the provisions of the then current prospectus and statement of additional information of the Trust and in accordance with any procedures that the Trust, the Distributor or the Trust's transfer agent may establish from time to time governing purchases and redemptions of shares of the Funds generally.

1.5        Payments by the Company for the purchase of shares of the Funds by its Accounts under Section 1.2 and payments by the Trust of the proceeds of the redemption of shares of the Funds by such Accounts under Section 1.3 may be netted against one another on any Business Day for the purpose of determining the amount of any wire transfer on that Business Day.

1.6        Issuance and transfer of the Trust's shares will be by book entry only.  Share certificates will not be issued. Shares ordered from the Trust will be recorded on the transfer records of the Trust in an appropriate title for each Account or the appropriate subaccount of each Account.

1.7        The Trust will furnish same day notice by e-mail, fax or telephone (if by telephone, it must be followed by written confirmation) to the Company of any income dividends or capital gain distributions payable on the shares of the Funds. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on shares of a Fund in additional shares of that Fund. The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Trust will notify the Company or its designee(s) of the number of shares so issued as payment of such dividends and distributions.  Such information may also be provided by NSCC.

1.8        The Trust will make the net asset value per share for each Fund available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 8:00 p.m. New York time.  Such information may also be provided by NSCC.

1.9        For purposes of this Article 1, the Company shall be the designee of the Trust for receipt of purchase orders and requests for redemption relating to the Funds from each of its Accounts, and receipt by the Company prior to the time the Trust ordinarily calculates its net asset value as described in the then current prospectus and statement of additional information of the Trust will constitute receipt by the Trust on that same Business Day, provided that the Trust receives notice of a purchase order or request for redemption by 7:00 a.m. New York time on the next following Business Day.

1.10      The Trust agrees that shares of the Funds will be sold only to First Investors Life Insurance Company and its separate accounts, Participating Insurance Companies and their separate accounts, Qualified Plans, and other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) (or any successor regulation) (“Other Purchasers”) as from time to time in effect.  The Trust and the Company agree that the arrangement contemplated by this Agreement is not exclusive and that the shares of the Trust may be sold to other Participating Insurance Companies, to Qualified Plans and to Other Purchasers subject to this Section 1.10.

1.11      The Trust may refuse to sell shares of any Fund to the Company and any Account on any Business Day if as a result of such a sale the Company and its Accounts would own of record or beneficially forty-nine percent (49%) or more of the outstanding voting securities of the Fund.  The Trust shall use commercially reasonable efforts to provide written notice to the Company on the first Business Day that the Company and its Accounts own of record or beneficially forty percent (40%) or more of the outstanding voting securities of a Fund.

2.       Prospectuses and Proxy Statements; Voting

2.1        The Trust will prepare and be responsible for filing with the SEC and any state regulatory authorities requiring such filing all shareholder reports, proxy materials and prospectuses (including summary prospectuses) and statements of additional information of the Trust.  The Trust will bear the costs of registration and qualification of the shares of the Funds, preparation and filing of the documents listed in this Section 2.1, and all taxes to which an issuer is subject on the issuance and transfer of its shares.

2.2        At the option of the Company, the Trust will either (a) provide the Company with as many copies of the Funds’ current summary prospectus, prospectus, statement of additional information, annual report, semi-annual report, proxy materials and other shareholder communications, including any amendments or supplements to any of the foregoing, as the Company may reasonably request; or (b) provide the Company with camera ready copies of such documents in a form suitable for printing.  Subject to Section 4.1 hereof, expenses of furnishing such documents will be borne by such Parties as set forth in Schedule C hereto, as may be amended from time to time.  The Company assumes sole responsibility for ensuring timely delivery of, and agrees to deliver to Contract owners, pursuant to and in accordance with Rule 498 and other applicable state and federal securities laws: (i) the Funds’ current summary prospectus, prospectus and any supplements thereto and, if requested by a Contract owner, the Trust’s current statement of additional information, (ii) the Funds’ annual and semi-annual shareholder reports and (iii) the Funds’ proxy materials

2.3        The Trust will use its best efforts to provide the Company, on a timely basis, with such information about the Trust, the Funds and the investment adviser and any subadvisers to any Fund, as the Company may reasonably request in connection with the preparation of registration statements, prospectuses and other materials relating to the Contracts.  The Company agrees that it will use such information in the form provided.  The Company shall provide prior written notice of any proposed modification of such information, which notice will describe in detail the manner in which the Company proposes to modify the information, and agrees that it may not modify such information in any way without the prior consent of the Trust.

2.4        As long as and to the extent that the Securities and Exchange Commission (“SEC”) interprets the 1940 Act to require pass-through voting privileges for variable contract  owners, the Company shall:(i) provide pass-through voting privileges to Contract owners whose Contract values are invested in shares of the Funds and solicit voting instructions from such Contract owners, (ii) vote such Fund shares in accordance with instructions received from Contract owners; and (iii) vote such Fund shares held in an Account for which no Contract owner instructions are timely received by the Company in the same proportion as Fund shares held in all Accounts maintained by the Company for which Contract owner instructions are timely received.  Notwithstanding the foregoing, the Company may vote shares of a Fund in such other manner as may be required or permitted by Rule 6e-2 or Rule 6e-3(T) under the 1940 Act or otherwise by the SEC or its staff, provided that each Company will assure that each of its Accounts investing in a Fund calculates voting privileges in a manner consistent with other Companies investing in that Fund.

3.       Sales Material and Information

3.1        The Company will use its best efforts to ensure that sales literature and other promotional material prepared by it or on its behalf in which the Trust, a Fund, any investment adviser or subadviser to any Fund or the Distributor (in its capacity as principal underwriter of the Trust shares) is named, conforms to all requirements of all applicable federal and state laws and rules and regulations, including all applicable rules and regulations of FINRA.

3.2        The Company will furnish, or will cause to be furnished, to the Trust or its designee, each piece of sales literature or other promotional material that the Company develops and in which the Trust (or a Fund thereof) or the Distributor is named.  No such material shall be used until approved by the Trust or its designee, and the Trust or its designee will use its best efforts to review such sales literature or promotional material within ten Business Days after receipt of such material.  The Trust or its designee  reserves the right to reasonably object to the continued use of any such sales literature or other promotional material in which the Trust (or a Fund thereof) or the Distributor is named, and no such material shall be used if the Trust or its designee so objects.

3.3        The Company will not give any information or make any representations or statements on behalf of the Trust or concerning the Trust in connection with the sale of the Contracts other than the information or representations contained in the registration statement, prospectus (including any summary prospectus) or statement of additional information for the Trust shares, as such registration statement, prospectus and statement of additional information may be amended or supplemented from time to time, or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust or its designee, except with the written approval of the Trust or its designee.

3.4        The Trust will use its best efforts to ensure that sales literature and other promotional material prepared by it or on its behalf in which the Company, the Accounts or the Contracts are named, conforms to all requirements of all applicable federal and state laws and rules and regulations, including all applicable rules and regulations of FINRA.

3.5        The Trust and the Distributor, or their designee, will furnish, or cause to be furnished, to the Company, each piece of sales literature or other promotional material that it develops and in which the Company, and/or its Account, is named.  No such material shall be used until approved by the Company, and the Company will use its best efforts to review such sales literature or promotional material within ten Business Days after receipt of such material.  The Company reserves the right to reasonably object to the continued use of any such sales literature or other promotional material in which the Company and/or its Account is named, and no such material shall be used if the Company so objects.

3.6        The Trust will not give any information or make any representations or statements on behalf of or concerning the Company, the Accounts or the Contracts in connection with the sale of Trust shares other than the information or representations contained in the registration statements, prospectuses (including any summary prospectus) or statements of additional information for the Contracts, as such registration statements, prospectuses and statements of additional information may be amended or supplemented from time to time, or in published reports for each Account which are in the public domain or approved by the Company for distribution to Contract owners, or in sales literature or promotional material approved by the Company or its designee, except with the written permission of the Company or its designee.

3.7        The Trust will provide to the Company at least one complete copy of all registration statements, summary prospectuses, prospectuses, statements of additional information, shareholder annual, semi-annual and other reports, proxy statements, applications for exemptions, requests for no-action letters and any amendments to any of the foregoing, that relate to a Fund listed on Schedule B hereto promptly after the filing of each such document with the SEC or any other regulatory authority.

3.8        The Company will provide to the Trust at least one complete copy of all registration statements, summary prospectuses, prospectuses (which shall include an offering memorandum, if any, if the Contracts issued by the Company or interests therein are not registered under the 1933 Act), statements of additional information, shareholder annual, semi-annual and other reports, solicitations for voting instructions, applications for exemptions, requests for no-action letters and any amendments to any of the foregoing, that relate to its Contracts or any of its Accounts promptly after the filing of each such document with the SEC or any other regulatory authority.  The Company will promptly provide to the Trust and the Distributor any complaints received from Contract owners pertaining to the Trust or a Fund.

3.9        The Trust will provide the Company with as much notice as is reasonably practicable of any proxy solicitation for any Fund listed on Schedule B hereto, and of any material change in the Trust's registration statement, particularly any change resulting in a change to the registration statement or prospectus for any Account.  The Trust will work with the Company so as to enable the Company to solicit voting instructions from eligible Contract owners, or to make changes to its prospectus or registration statement, in an orderly manner.

3.10      As used herein, the phrase “sales literature and other promotional material” includes, but is not limited to, advertisements (such as material published or designed for use in a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, sign or billboard, motion picture or other public medium), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees.

3.11      The Trust and the Distributor, as one Party, and the Company, as one Party, each agrees and acknowledges that it has no rights to the name, logo, brand or mark of the other Party or its affiliates and that all use of any designation comprised in whole or part of any such name, logo, brand or mark by a Party is prohibited without the prior written consent of the other Party, unless use is required under applicable law. Upon termination of this Agreement for any reason, each Party shall cease all use of the other Party's name, logo, brand or mark as soon as reasonably practicable.

4.       Fees and Expenses

4.1        Except as specifically provided in Section 4.2 of this Agreement, the Trust and the Distributor will pay no fee or other compensation to the Company under this Agreement.

4.2        The provisions of this Section 4.2 apply to the sole share class of the Funds.  The Company agrees to provide distribution and other services (“Services”) for the sole share class of the Funds as set forth in that certain Administrative Services Agreement, executed as of ____ __, 2013, between First Investors Management Company, Inc. and the Company, as the same may be amended from time to time.

5.       Diversification

5.1        The Trust and each of the Funds will at all times comply with Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder, as the same may be amended or modified from time to time, relating to the diversification requirements for variable annuity, endowment or life insurance contracts.  In addition, neither the Trust nor the Funds will take any action, or fail to take any action, that results in the inability of any Account investing in the Funds to treat a portion of each asset of a Fund as an asset of the Account, in accordance with Treas. Reg.  Section 1.817-5(f), for purposes of satisfying the diversification requirements of Section 817(h) of the Code and the Treasury Regulations thereunder.

6.       Potential Conflicts

6.1        The Trust [has filed /will file] with the SEC an application for an order granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a) and 15(b) of the 1940 Act and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) and 6e-3(T)(b)(15) thereunder, if and to the extent necessary to permit shares of the Funds and other series of shares of the Trust to be sold to each held by, among others, variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and certain qualified pension and retirement plans (the “Exemptive Order”).

6.2        To the extent required by the Exemptive Order or by applicable law, the Board will monitor the Trust for the existence of any material irreconcilable conflict between or among the interests of variable contract owners whose contract values are invested through separate accounts, participants in Qualified Plans and Other Purchasers investing in the Trust and will determine what action, if any, should be taken in response to any such conflict.  A material irreconcilable conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Fund are being managed; (e) a difference in voting instructions given by variable annuity contract owners, variable life insurance contract owners and, where applicable, participants in Qualified Plans; (f) a decision by a Participating Insurance Company to disregard the voting instructions of variable contract owners; or (g) a decision by a Qualified Plan, where applicable, to disregard participant voting instructions.  The Trust will promptly inform the Company if it determines that a material irreconcilable conflict exists and of the implications thereof.

6.3        The Company, on behalf of itself, its Accounts and any of its affiliates investing in a Fund, will report to the Board any potential or existing conflict as described in Section 6.1 of which it is or becomes aware. The Company will assist the Board in carrying out its responsibilities under applicable law, and, if and when obtained, the Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised with respect to such conflict and by furnishing to the Board, at its reasonable request annually or more frequently, such other materials or reports as the Board may deem appropriate.  The Company will inform the Board whenever it determines to disregard Contract owner voting instructions, and the Company will carry out its responsibility under this Article 6 with a view only to the interests of its Contract owners.

6.4        If it is determined by a majority of the Board, or a majority of the disinterested Trustees, that a material irreconcilable conflict exists with respect to any Fund, the Company shall, at its own expense and to the extent reasonably practicable (as determined by a majority of the disinterested Trustees), take whatever steps are necessary to remedy or eliminate the material irreconcilable conflict, which steps could include: (1) withdrawing the assets allocable to some or all of its Accounts from the Fund and reinvesting such assets in a different investment medium, including (but not limited to) another Fund, or submitting the question of whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., variable annuity contract owners or variable life insurance contract owners) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account. In the event that the Board determines that any proposed action by the Company does not adequately remedy any material irreconcilable conflict, the Company will withdraw the affected Account’s investment in the Trust or a Fund within six months (or as otherwise agreed by the Parties) after the Board informs the Company in writing of the foregoing determination, provided, however, that such withdrawal will be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested Trustees.

6.5        If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the relevant Account's investment in the Trust or a Fund, as applicable, provided, however, that any such withdrawal will be limited to the extent required by such material irreconcilable conflict as determined by a majority of the disinterested Trustees. Any such withdrawal will take place within six months after the Trust gives written notice that this provision is being implemented.  No charge or penalty will be imposed as a result of any such withdrawal.

6.6        For purposes of Sections 6.4 through 6.5 of this Agreement, a majority of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust will determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Trust be required to establish a new funding medium for the Contracts, nor shall the Company be required by Section 6.4 to establish any new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the material irreconcilable conflict.

6.7        If and when obtained, to the extent the Exemptive Order or any amendment thereto contains terms and conditions different from Sections 2.4, 6.2, 6.3, 6.4 and 6.5 of this Agreement, then the Trust and/or the Company, as appropriate, shall take such steps as may be necessary to comply with the Exemptive Order or any such amendment, and Sections 2.4,  6.2, 6.3, 6.4 and 6.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in the Exemptive Order and any amendment thereto.  If and to the extent that Rule 6e-2 and Rule 6e-3(T) under the 1940 Act are amended, or proposed Rule 6e-3 is adopted, to provide exemptive relief from any provision of the Act or the rules promulgated thereunder with respect to “mixed or shared funding” (as understood for purposes of the Exemptive Order) on terms and conditions materially different from those contained in the Exemptive Order, if and when obtained, then (a) the Trust and/or the Company, as appropriate, will take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 2.4, 6.2, 6.3, 6.4 and 6.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

6.8       The Trust hereby notifies the Company that it may be appropriate to include in prospectuses for the Contracts disclosure regarding potential conflicts as described in Section 6.2 hereof.

7.       Representations and Warranties

7.1      Representations and Warranties of the Company.

(a)        The Company represents and warrants that it is a life insurance company duly organized or existing and in good standing under applicable law and that each of its Accounts, prior to any issuance or sale of any Contracts by such Account and during the term of this Agreement, will be legally and validly established as a separate account pursuant to relevant state insurance law and either: (i) will be registered as a unit investment trust in accordance with the provisions of the 1940 Act; or (ii) will be exempt from such registration.

(b)        The Company represents and warrants that the Contracts issued by it are or, prior to the purchase of shares of any Fund in connection with funding such Contracts, will be registered under the 1933 Act, except to the extent a particular Contract is exempt from such registration, and will be issued and sold in compliance in all material respects with all applicable federal and state laws, including all applicable customer suitability requirements.

(c)        The Company represents and warrants that its registration statements for the Contracts and any amendments or supplement thereto will, when they become effective, conform in all material respects to the requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that this representation and warranty will not apply to any statements or omissions made in reliance upon and in conformity with information furnished in writing to the Company by or on behalf of the Trust expressly for use therein.

Section 1.           (d)        The Company represents and warrants that its Contracts are currently and at the time of issuance will be treated as modified endowment, annuity or life insurance contracts under applicable provisions of the Code and agrees that it will make every effort to maintain such treatment and will notify the Trust immediately upon having a reasonable basis for believing that its Contracts or any of them have ceased to be so treated or might not be so treated in the future.  The Company agrees that any prospectus offering a contract that is a “modified endowment contract” as that term is defined in Section 7702A of the Code (or any successor or similar provision), shall identify such contract as a modified endowment contract.

(e)        The Company represents and warrants that it will not, without the prior written consent of the Trust, purchase shares of the Trust with Account assets derived from the sale of Contracts to individuals or entities which would cause the investment policies of any Fund to be subject to any limitations not in the Trust's then current prospectus or statement of additional information with respect to any Fund.

(f)                 The Company represents and warrants that all of its directors, officers, employees, and other individuals/entities employed or controlled by the Company dealing with the money and/or securities of the Account are covered by a blanket fidelity bond or similar coverage for the benefit of the Account, in an amount not less than $5 million.  The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.  The Company agrees to hold for the benefit of a Fund and to pay to the Fund any amounts lost from larceny, embezzlement or other events covered by the aforesaid bond to the extent such amounts properly belong to the Fund pursuant to the terms of this Agreement.  The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Trust and the Underwriter in the event that such coverage no longer applies.

(g)        The Company shall not, without prior notice to the Fund and Distributor (unless required by applicable law):

                        a.  take any action to operate an Account as a management investment company under the 1940 Act;

                        b.  induce Contract owners to change or modify a Fund or change a Fund’s distributor or investment adviser.

                        c.  induce Contract owners to vote on any matter submitted for consideration by the shareholders of a Fund in a manner other than as recommended by the Board of Trustees of that Fund.

7.2    Representations and Warranties of the Trust.

(a)        The Trust represents and warrants that it is lawfully organized and validly existing under the laws of the State of Delaware and that it does and will at all times during the term of this Agreement comply in all material respects with the 1940 Act.

(b)        The Trust represents and warrants that shares of the Funds offered and sold pursuant to this Agreement will be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the State of Delaware and all applicable federal and state securities laws and that the Trust is and will remain during the term of this Agreement registered as an open-end management investment company under the 1940 Act. The Trust agrees that it will amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to permit the continuous offering of its shares in accordance with the 1933 Act. The Trust will register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Trust or the Distributor.

(c)        The Trust represents and warrants that the registration statement for shares of the Funds and any amendments or supplement thereto will, when they become effective, conform in all material respects to the requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that this representation and warranty will not apply to any statements or omissions made in reliance upon and in conformity with information furnished in writing to the Trust by or on behalf of the Company expressly for use therein.

(d)        The Trust represents and warrants that each Fund is currently qualified as a “regulated investment company” under subchapter M of the Code and agrees that the Trust will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and will notify the Company promptly upon having a reasonable basis for believing that any Fund has ceased to so qualify or might not so qualify in the future.

Section 2.              (e)   The Trust represents and warrants that all of its trustees, officers, employees and other individuals or entities dealing with the money and/or securities of a Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimum coverage as required currently by Rule 17g-1 under  the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

7.3    Representations and Warranties of the Distributor

(a)        The Distributor represents and warrants that it is lawfully organized and validly existing under the laws of Delaware and that it is a member in good standing of FINRA and registered as a broker-dealer with the SEC.

(b)        The Distributor represents and warrants that it will distribute Trust shares in accordance with all applicable federal and state securities laws.

8.       Applicable Law and Other Provisions

8.1        This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of New York without reference to the principles of conflicts or choice of law thereof.

8.2        This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations thereunder, including such exemptions from those statutes, rules and regulations as the SEC or its staff may grant (including, but not limited to, the Exemptive Order, when and if obtained,) and the terms hereof shall be interpreted and construed in accordance therewith.

8.3        Each Party shall comply with any applicable anti-money laundering laws and regulations, including the relevant provisions of the USA PATRIOT Act (Pub. L. No. 107-56 (2001)) and the regulations issued thereunder, and the Company represents and warrants that it has in place an anti-money laundering program consistent with the requirements of such Act.

8.4        Each Party shall comply with any applicable privacy and notice provisions of 15 U.S.C. §§ 6801-6827 and any applicable regulations promulgated thereunder (including but not limited to 17 C.F.R. Part 248) as they may be amended.

8.5        The Company acknowledges that, pursuant to Form 24f-2, a Fund is not required to pay fees to the SEC for registration of its shares under the 1933 Act with respect to its shares issued to a separate account of an insurance company that is a unit investment trust that offers interests that are registered under the 1933 Act and on which a registration fee has been or will be paid to the SEC (a “Registered Account”).  The Company agrees to provide the Trust each year within 60 days of the end of the Trust’s fiscal year, or when reasonably requested by the Trust, information as to the number of shares purchased by a Registered Account investing in the Trust and any other Account the interests of which are not registered under the 1933 Act.  The Company acknowledges that the Trust intends to rely on the information so provided and represents and warrants that such information shall be accurate.

9.      Termination

9.1     This Agreement may be terminated:

(a)        by the Trust or the Company, in its entirety or with respect to one or more Funds, for any reason or for no reason, upon 60 days' advance written notice to the other Party;

(b)        by the Company, with respect to any Fund, immediately upon written notice to the Trust, if the Fund ceases to qualify as a “regulated investment company” under Subchapter M of the Code or under any successor or similar provision, or if the Company reasonably believes that the Fund may fail to so qualify;

(c)        by the Trust or the Distributor, immediately upon written notice to the Company, in the event any Contract fails to meet the qualifications specified in Section 7.1(d); or

(d)        by the Trust or the Distributor, immediately upon written notice to the Company, in the event that formal administrative proceedings are instituted against the Company or any affiliate by FINRA, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding the Company's duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Trust's Shares; provided, however, that the Trust or Distributor determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Company to perform its obligations under this Agreement; or

(e)        by the Company, immediately upon written notice to the Trust or Distributor, in the event that formal administrative proceedings are instituted against the Trust or Distributor by FINRA, the SEC, or any state securities or insurance department or any other regulatory body; provided, however, that the Company determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Trust or Distributor to perform its obligations under this Agreement; or

(f)        by the Trust or the Distributor, immediately upon written notice to the Company, if the Trust or the Distributor, respectively, shall determine, in their sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition, insurance company rating or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(g)        by the Company, immediately upon written notice to the Trust and the Distributor, if the Company shall determine, in its sole judgment exercised in good faith, that the Trust or the Distributor has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity, and that material adverse change or publicity will have a material effect on the Trust’s or the Distributor’s ability to perform its obligation under this Agreement; or

(h)        at the option of the Company, as one Party, or the Trust or the Distributor, as one Party, upon the other Party’s material breach of any provision of this Agreement upon 30 days’ written notice and the opportunity to cure within such notice period; or

(i)         pursuant to the provisions of Article 6 (“Potential Conflicts”) hereof.

9.2        Notwithstanding any termination of this Agreement, the Trust and the Distributor shall, at the option of the Company, continue, for at least 180 days from the date of termination, to make available additional shares of a Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as “Existing Contracts”).  Specifically, the owners of the Existing Contracts may be permitted to reallocate investments in the Funds, redeem investments in the Funds and/or invest in the Funds upon the making of additional purchase payments under the Existing Contracts.  The parties agree that this Section 9.2 shall not apply to any terminations under Article 6 and the effect of such Article 6 terminations shall be governed by Article 6 of this Agreement.  The parties further agree that this Section 9.2 shall not apply to any terminations under Section 9.1(c) or (d) of this Agreement.

9.3        The Company shall not redeem Trust shares attributable to the Contracts  except (i) as necessary to implement Contract owner initiated or approved transactions, (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a “Legally Required Redemption”), (iii) as permitted by an order of the SEC pursuant to Section 26(c) of the 1940 Act, but only if a substitution of other securities for the shares of the Funds is consistent with the terms of the Contracts, or (iv) as permitted under the terms of the Contract.  Upon request, the Company will promptly furnish to the Trust and the Distributor an opinion of counsel for the Company that any redemption pursuant to clause (ii) above is a Legally Required Redemption.  Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract owners from allocating payments to a Fund that is otherwise available under the Contracts without first giving the Trust or the Distributor 45 days notice of its intention to do so.

9.4        In the event of termination of this Agreement, (i) so long as shares of the Trust are made available to Existing Contracts pursuant to Section 9.2, the provisions of this Agreement shall continue as to Existing Contracts; and (ii) each Party's obligations under Section 13 related to indemnification and under Section 12.1 related to confidentiality shall survive termination regardless of whether Shares continue to be offered to Existing Contracts.

10.      Market Timing Restrictions

10.1      Agreement to Provide Information.  The Company acknowledges that the Trust has instituted and adopted policies and procedures designed to deter market timing and excessive trading in shares of the Funds, including, without limitation, restricting or prohibiting exchanges, and rejecting certain purchase transactions, as the Trust deems necessary to reduce, discourage or eliminate market timing and excessive trading in the shares of the Funds.  The Company agrees that it will cooperate with the Trust and the Distributor to implement any such procedures and restrictions on market timing and excessive trading.  The Company agrees to provide the Trust, upon written request by the Trust or its agent, a unique identifying number or other unique identifier, if known, of all Contract owners that purchased, redeemed, transferred, or exchanged Shares (the term “Shares” means the interests of Contract owners corresponding to the redeemable securities of record issued by the Trust that are held by the Company) held through an account with the Company during the period covered by the request, and the amount and dates of such Contract owner purchases, redemptions, transfers, and exchanges and the account and the amount, date, name or other identifier of any representative associated with the Contract owner or the Contract owner’s account during the period covered by the request.  . The Trust acknowledges and agrees that the Company will only provide such information regarding a Contract owner that the Company is permitted to provide without Contract owner consent under applicable laws, rules, and regulations.  If the Company is required by law to obtain Contract owner consent in order to provide such information to the Trust, the Company will use reasonable efforts to obtain consent.

(a)        Period Covered by Request.  Requests must set forth a specific period for which transaction information is sought, which will generally not exceed twelve (12) months of transaction information. Each request must be in writing, and separate request must be made for each specific period for which transaction information is sought.  The Trust may request transaction information that is older than twelve (12) months from the date of the request as the Trust or the Distributor deems it necessary to investigate compliance with the policies established by the Trust for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Funds.

(b)        Form and Timing of Response.  The Company agrees to transmit the requested information that is on its books and records to the Trust or its designee promptly, but in no event later than five (5) business days after receipt of a request. If the requested information is not on the Company’s books and records, the Company agrees, within the time period designated above, to: (i) provide or arrange to provide to the Trust the required information from Contract owners who hold an account with an indirect intermediary, as that term is defined in Rule 22c-2 of the Investment Company Act of 1940, as amended\ or (ii) if directed by the Trust, advise the intermediary that henceforth the Company will not accept instructions from such intermediary as to purchases and exchanges of the Shares indirectly through the account of the Company unless such instructions are sent by the regular U.S. mail. In such instances, the Company agrees to inform the Trust whether it plans to perform (i) or (ii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to the Trust should be consistent with the NSCC Standardized Data Reporting Format.  Company agrees to execute written instructions from the Trust or the Distributor to restrict or prohibit further purchases or exchanges of Shares of a Fund by a Contract owner that has been identified by the Trust or the Distributor as having engaged in transactions of a Fund’s Shares directly or indirectly through an account established by the Company that violates policies established for the purpose of eliminating or reducing any dilution ion the value of the outstanding Shares issued by the Fund.  The Company agrees to execute instructions as soon as reasonably practicable, but not later than five (5) Business Days after its receipt of the instructions.  The Company must provide written confirmation to the Trust that instructions have been executed.  The Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) Business Days after their instructions have been executed.  Instructions must include the TIN, if known, and the specific restriction(s) to be executed.  If the TIN is not known, the instructions must include an equivalent identifying number of the Contract owner or account or other agreed-upon information to which the instructions relate.

(c)        Limitations on Use of Information.    The Trust agrees not to use the information received pursuant to this Section 10.1 for any purpose other than as necessary to comply with the provisions of Rule 22c-2 or for any purpose not permitted under the privacy provisions of the Title V of the Gramm-Leach-Bliley Act (Public Law 106-102) and comparable state laws.

10.2      Agreement to Enforce Short-Term Trading Policy. The Company represents that it has established a short-term trading policy that it believes is reasonably designed to prevent market timing and short-term (or excessive) trading in the Funds (the “Short –Term Trading Policy”).

    10.3  Agreement to Restrict Trading. During the term of this Agreement, the Company agrees that it shall enforce the Short-Term Trading Policy with respect to Contract owners. Where a Contract owner had been identified by the Trust as having engaged in potentially harmful market timing or frequent trading, then the Company shall advise such Contract owner that the Company is imposing additional trading restrictions on the Contract owner’s transactions in the Company’s Account as permitted under the Short-Term Trading Policy, that may include advising the Contract owner that henceforth the Company will not accept instructions from such Contract owner as to purchases or exchanges of Shares indirectly through the Company’s Account, unless such instructions are sent to the Company by regular U.S. mail.

(a)        Form of Instructions.  Instructions from the Trust must include a unique identifying number, if known, and the specific instructions as to the Contract owners who are to be advised by the Company of additional trading restrictions, including advising that henceforth such Contract owner’s instructions for purchases and exchanges must be sent by regular U.S. mail. If a unique identifying number is not known, the instructions must include an identifying number of the Contract owner(s) or accounts(s) or other agreed upon information to which the instruction relates.

(b)        Timing Response.  The Company agrees to execute instructions as soon as reasonably practicable, but not later than ten (10) business days after receipt of the instructions by the Company, or as mutually agreed upon by the parties.

(c)        Confirmation by the Company.  The Company must provide written confirmation to the Trust that instructions have been executed. The Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed, or as mutually agreed upon by the parties.

11.      Notices

11.1      Any notice required under this Agreement shall be sufficiently given when sent by registered or certified mail, by facsimile transmission (provided that a copy is also sent by registered or certified mail) or by a nationally recognized overnight delivery service, to the other Party at the address of such Party set forth below or at such other address as such Party may from time to time specify in writing to the other Party.

If to the Trust:

If to the Distributor:

If to the Company:

12.      Miscellaneous

12.1      Subject to the requirements of legal process and regulatory authority, the Trust and the Distributor, as one Party, and the Company, as one Party, shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by the other Party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected Party until such time as such information has come into the public domain.

12.2      A copy of the Declaration of Trust establishing the Trust (as amended from time to time) is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of the Trust or of any Fund under or arising out of this Agreement are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Trust or to a particular Fund as the case may be.

12.3      The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.4      This Agreement contains the entire understanding of the parties with respect to the subject matter hereof, may be executed in two or more counterparts which together will constitute one and the same instrument, may not be assigned by the Company or the Trust without the written consent of the other, and will inure to the benefit of and be binding upon the parties and their respective successors and assigns.

12.5      If any provision of this Agreement is held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement will not be affected thereby.

12.6      Each Party hereto will cooperate with each other Party and all appropriate governmental authorities (including without limitation the SEC, FINRA and state insurance regulators) and will permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

12.7      The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, to which the parties hereto are entitled or subject under state and federal laws.

13.     Indemnification

13.1      Indemnification by the Company.  The Company agrees to indemnify and hold harmless the Trust and the Distributor and each member of their Boards and each of their officers, employees and agents and each person, if any, who controls the Trust or the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 13.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, “Losses”), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses:

            (a)        arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in a registration statement, summary prospectus, prospectus (including offering memoranda, if any), statement of additional information or profile (if any) for the Contracts or in the Contracts themselves or in sales literature generated or approved by the Company on behalf of the Contracts or Accounts (or any amendment or supplement to any of the foregoing) (collectively “Company Documents” for the purposes of this Section 13), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to: (i) the Trust or any of its Indemnified Parties if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Company by or on behalf of the Trust for use in Company Documents or otherwise for use in connection with the sale of the Contracts or Trust shares; or (ii) the Distributor or any of its Indemnified Parties if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Company by or on behalf of the Distributor for use in Company Documents or otherwise for use in connection with the sale of the Contracts or Trust shares; or

            (b)        arise out of or result from statements or representations (other than statements or representations contained in and accurately derived from Trust Documents as defined in Section 13.2(a)) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Trust shares; or

            (c)        arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in the Trust Documents as defined in Section 13.2(a) or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon and accurately derived from written information furnished to the Trust or the Distributor by or on behalf of the Company; or

            (d)        arise out of or result from any failure by the Company to perform its obligations under this Agreement; or

            (e)        arise out of or result from any material breach of any representation and/or warranty made by the Company or arise out of or result from any other material breach by the Company of this Agreement.

13.2      Indemnification by the Distributor.  The Distributor agrees to indemnify and hold harmless the Company and each of its directors, trustees, officers, employees and agents and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 13.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, “Losses”), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses:

(a)        arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, summary prospectus, prospectus or statement of additional information for the Trust (or any amendment or supplement thereto) (collectively, “Trust Documents” for purposes of this Article 13), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Distributor or the Trust by or on behalf of the Company for use in the Trust Documents or otherwise for use in connection with the sale of the Contracts or Trust shares; or

(b)        arise out of or result from of statements or representations (other than statements or representations contained in and accurately derived from Company Documents) or wrongful conduct of the Distributor or the Trust or persons under their control, with respect to the sale or distribution of the Contracts or Trust shares; or

(c)        arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Company Documents, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Company by or on behalf of the Distributor or the Trust; or

(d)        arise out of or result from any failure by the Distributor or the Trust to provide the services or furnish the materials required under the terms of this Agreement; or

(e)        arise out of or result from any material breach of any representation and/or warranty made by the Distributor or the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributor or the Trust (including a failure whether unintentional, or in good faith, or otherwise, to comply with the diversification and other qualification requirements specified in this Agreement).

13.3      None of the parties to this Agreement shall be liable under the indemnification provisions of Sections 13.1 or 13.2, as applicable, with respect to any Losses incurred or assessed against an Indemnified Party that arise from such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

13.4      None of the parties to this Agreement shall be liable under the indemnification provisions of Section 13.1 or 13.2, as applicable, with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the other parties in writing within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon or otherwise received by such Indemnified Party (or after such Indemnified Party shall have received notice of service upon any designated agent), but failure to notify the Party against whom indemnification is sought of any such claim shall not relieve that Party from any liability which it may have to the Indemnified Party in the absence of Sections 13.1 and 13.2.

13.5      In case any such action is brought against the Indemnified Parties, the indemnifying Party shall be entitled to participate, at its own expense, in the defense of such action.  The indemnifying Party also shall be entitled to assume the defense thereof, with counsel reasonably satisfactory to the Party named in the action.  After notice from the indemnifying Party to the Indemnified Party of an election to assume such defense, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the indemnifying Party will not be liable to the Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such Party independently in connection with the defense thereof other than reasonable costs of investigation.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative as of the date first written above.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(on behalf of itself and its Accounts)

By:       __________________

            Name:

            Title:

FIRST INVESTORS LIFE SERIES FUNDS

By:       ____________________________________

Name:

Title:

FIRST INVESTORS CORPORATION

By:       _____________________________

Name:

Title:

Schedule A

Names of Accounts, Dates Established by Board of Directors and Contracts:

Account	Date Established	Contracts

Schedule B

Funds Available for Sale to Participating Insurance Companies:

Fund	Share Class
First Investors Life Series Total Return Fund	Sole Share Class
First Investors Life Series International Fund	Sole Share Class

Schedule C

Expenses

24(b)(8)(vv)

FUND PARTICIPATION AGREEMENT

Midland National Life Insurance Company

Columbia Funds Variable Insurance Trust

Columbia Management Investment Advisers, LLC

and

Columbia Management Investment Distributors, Inc.

___________, 2013

Article VII.  Potential Conflicts and Compliance With Mixed and Shared Funding Exemptive Order.. 13

PARTICIPATION AGREEMENT

Among

MIDLAND NATIONAL LIFE INSURANCE COMPANY

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

and

COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC.

THIS AGREEMENT, made and entered into as of this ___ day of _______, 2013, by and among MIDLAND NATIONAL LIFE INSURANCE COMPANY (the “Company”), a __________ life insurance company, on its own behalf and on behalf of its separate accounts (the “Accounts”); COLUMBIA FUNDS VARIABLE INSURANCE TRUST, an open-end management investment company organized under the laws of the Commonwealth of Massachusetts (the “Fund”); COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC (the “Adviser”), a Delaware limited liability company; and COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC. (the “Distributor”), a Delaware corporation.

WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and/or variable annuity contracts (collectively, the “Variable Insurance Products”) to be offered by insurance companies, many of which have entered into participation agreements similar to this Agreement (hereinafter “Participating Insurance Companies”); and

WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each designated a “portfolio” and representing the interest in a particular managed portfolio of securities and other assets; and

WHEREAS, the Fund is able to rely on an order from the Securities and Exchange Commission (hereinafter the “SEC”) granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the “1940 Act”) and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of life insurance companies that may or may not be affiliated with one another and qualified pension and retirement plans (“Qualified Plans”) (hereinafter the “Mixed and Shared Funding Exemptive Order”); and

WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and shares of the portfolios are registered under the Securities Act of 1933, as amended (hereinafter the “1933 Act”); and

WHEREAS, the Adviser is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended; and

WHEREAS, the Distributor is duly registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, (the “1934 Act”) and is a member in good standing of the Financial Industry Regulatory Authority (“FINRA”); and

WHEREAS, the Company has issued and plans to continue to issue certain variable life insurance policies and/or variable annuity contracts supported wholly or partially by the Accounts (the “Contracts”), and the Contracts are listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time by mutual written agreement of the parties; and

WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company under the insurance laws of the State of __________, to set aside and invest assets attributable to the Contracts; and

WHEREAS, the Company has registered each Account as a unit investment trust under the 1940 Act, unless such Account is exempt from registration thereunder;

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios listed on Schedule B attached hereto and incorporated herein by reference, as such schedule may be amended from time to time by mutual written agreement of the parties (the “Portfolios”), on behalf of the Accounts to fund the Contracts, and the Distributor is authorized to sell such shares to unit investment trusts such as the Accounts at net asset value; and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company also intends to continue to purchase shares in other open-end investment companies or series thereof not affiliated with the Fund (the “Unaffiliated Funds”) on behalf of the Accounts to fund the Contracts.

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund, the Distributor and the Adviser agree as follows:

Sale of Fund Shares

The Distributor agrees to sell to the Company those shares of the Portfolios which the Account orders, executing such orders on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Portfolios, subject to the terms and conditions set forth in the Fund’s then-current prospectus.  For purposes of this Section 1.1, the Company shall be the designee of the Fund for receipt of such orders and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such order sufficiently in advance of 10:00 a.m. Eastern time on the next following Business Day to effect any purchase by 10:00 a.m. Eastern time on that Business Day.  The parties agree that receipt by the Fund of notice of such order prior to 9:00 a.m. Eastern time will be deemed to be sufficiently in advance for purposes of the preceding sentence; receipt of such notice between 9:00 a.m. and 10:00 a.m. Eastern time will be deemed to be sufficiently in advance solely in the discretion of the Fund or its designee (which shall not be the Company).  Any such notice received between 9:00 a.m. and 10:00 a.m. Eastern time that the Fund or its designee (which shall not be the Company) deems not to have been received sufficiently in advance will become a notice for execution at the net asset value next computed on such next Business Day.  “Business Day” shall mean any day on which the New York Stock Exchange is open for trading and on which a Portfolio calculates its net asset value pursuant to the rules of the SEC.

The Fund agrees to make shares of the Portfolios available for purchase at the applicable net asset value per share by the Company and the Accounts on those days on which the Fund calculates its Portfolios’ net asset value pursuant to rules of the SEC, and the Fund shall calculate such net asset value on each day on which the New York Stock Exchange is open for trading.  Notwithstanding the foregoing, the Fund may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Fund acting in good faith, necessary or appropriate in the best interests of the shareholders of such Portfolio.  All orders received by the Company shall be subject to the terms of the then current prospectus of the Fund, including the Fund’s excessive trading policies.  The Company shall use its best efforts, and shall reasonably cooperate with, the Fund to enforce stated prospectus policies regarding transactions in Portfolio shares. The Company represents and warrants to the Fund, the Adviser and the Distributor that the Company’s personnel have sufficient expertise and experience to implement this Agreement in accordance with its terms.    The Company acknowledges that orders received by it in violation of the Fund’s stated policies may be subsequently revoked or cancelled by the Fund and that the Fund shall not be responsible for any losses incurred by the Company or the Contract owner as a result of such cancellation.  In addition, the Company acknowledges that the Fund has the right to refuse any purchase order for any reason, particularly if the Fund determines that a Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund will not sell shares of the Portfolios to any other Participating Insurance Company separate account unless an agreement containing provisions the substance of which are the same as Sections 2.1, 2.2 (except with respect to designation of applicable law), 3.5, 3.6, 3.7, and Article VII of this Agreement is in effect to govern such sales.

The Fund agrees to redeem for cash, on the Company’s request, any full or fractional shares of the Portfolios held by the Company, executing such requests on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the request for redemption.  For purposes of this Section 1.4, the Company shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such request for redemption sufficiently in advance of 10:00 a.m. Eastern time on the next following Business Day to effect any redemption by 10:00 a.m. Eastern time on that Business Day. The parties agree that receipt by the Fund of notice of such order prior to 9:00 a.m. Eastern time will be deemed to be sufficiently in advance for purposes of the preceding sentence; receipt of such notice between 9:00 a.m. and 10:00 a.m. Eastern time will be deemed to be sufficiently in advance solely in the discretion of the Fund or its designee.     Any such notice received between 9:00 a.m. and 10:00 a.m. Eastern time that the Fund or its designee deems not to have been received sufficiently in advance will become a notice for execution at the net asset value next computed on such next Business Day.

The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund’s shares may be sold to other Participating Insurance Companies (subject to Section 1.3) and the cash value of the Contracts may be invested in other investment companies.

In the event of net purchases, the Company shall pay for Fund shares by 3:00 p.m. Eastern time on the next Business Day after an order to purchase Fund shares is received in accordance with the provisions of Section 1.1 hereof.  Payment shall be in federal funds transmitted by wire and/or by a credit for any shares redeemed the same day as the purchase.

The Fund shall pay and transmit the proceeds of redemptions of Fund shares by 2:00 p.m. Eastern Time on the next Business Day after a redemption order is received in accordance with Section 1.4 hereof; provided, however, that the Fund may delay payment in extraordinary circumstances to the extent permitted under Section 22(e) of the 1940 Act.  Payment shall be in federal funds transmitted by wire and/or a credit for any shares purchased the same day as the redemption.

Each party has the right to rely on information or confirmations provided by the other party (or by an affiliate of the other party), and shall not be liable in the event that an error is a result of any misinformation supplied by the other party.

Issuance and transfer of the Fund’s shares will be by book entry only.  Stock certificates will not be issued to the Company or the Accounts.  Shares purchased from the Fund will be recorded in an appropriate title for the relevant Account or the relevant sub-account of an Account.

The Fund shall furnish same day notice (by electronic communication or telephone, followed by electronic confirmation) to the Company of any income, dividends or capital gain distributions payable on a Portfolio’s shares.  The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio’s shares in additional shares of that Portfolio.  The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash.  The Fund shall notify the Company by the end of the next following Business Day of the number of shares so issued as payment of such dividends and distributions.

The Fund shall make the net asset value per share for each Portfolio available to the Company on each Business Day as soon as reasonably practicable after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 7:00 p.m. Eastern time.  In the event of an error in the computation of a Portfolio’s net asset value per share (“NAV”) or any dividend or capital gain distribution (each, a “pricing error”), the Adviser or the Fund shall notify the Company as soon as possible after discovery of the error.  Such notification may be oral, but shall be confirmed promptly in writing.  A pricing error shall be corrected in accordance with the Fund’s policies and procedures, which comply in all material respects with applicable law.  Upon notification by the Adviser of any overpayment due to a material error, the Company shall promptly remit to the Adviser any overpayment that has not been paid to Contract owners.  In no event shall the Company be liable to Contract owners for any such adjustments or underpayment amounts.  Only the following pricing errors shall be deemed to be “materially incorrect” or constitute a “material error” for purposes of this Agreement: pricing errors that result in a difference between the erroneous NAV and the correct NAV equal to or greater than $0.01 per share.

The parties agree to mutually cooperate with respect to any state insurance law restriction or requirement applicable to the Fund’s investments; provided, however, that the Fund reserves the right not to implement restrictions or take other actions required by state insurance law if the Fund or the Adviser determines that the implementation of the restriction or other action is not in the best interest of Fund shareholders.

Representations and Warranties

2.1.      The Company represents and warrants that:  (a) Contracts or interests in the Accounts are or will be registered under the 1933 Act, or are not so registered in proper reliance upon an exemption from such registration requirements (in the event the Company or the Account relies upon an exemption from such registration requirements, the Company undertakes to promptly so notify the Fund); (b) the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and (c) the sale of the Contracts shall comply in all material respects with state insurance suitability requirements.

2.2.      The Company represents and warrants that:  (a) it is an insurance company duly organized and in good standing under applicable law; (b) it has legally and validly established each Account prior to any issuance or sale of units thereof as a segregated asset account under __________ law; and (c) it has registered each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts and will maintain such registration for so long as any Contracts are outstanding as required by applicable law or, alternatively, the Company has not registered one or more Accounts in proper reliance upon an exclusion from such registration requirements.

2.3.      The Fund represents and warrants that:  (a) the Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act; (b) the Fund shares sold pursuant to this Agreement shall be duly authorized for issuance and sold in compliance with all applicable state and federal securities laws including without limitation the 1933 Act, the 1934 Act, and the 1940 Act; (c) the Fund is and shall remain registered under the 1940 Act; and (d) the Fund shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.

2.4.      [Note:  Use if no 12b-1 fee] The Fund currently does not intend to make any payments to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, although it may make such payments in the future subject to applicable law and after providing notice to the Company. [Note:  use if 12b-1 fee] The Fund represents and warrants that it has adopted a plan pursuant to Rule 12b‑1 under the 1940 Act.  The parties acknowledge that the Fund reserves the right to modify its existing plan or to adopt additional plans pursuant to Rule 12b-1 under the 1940 Act and to impose an asset-based or other charge to finance distribution expenses as permitted by applicable law and regulation.  The Fund and the Adviser agree to comply with applicable provisions and SEC interpretation of the 1940 Act with respect to any distribution plan.

2.5.      The Fund represents and warrants that it shall register and qualify the shares for sale in accordance with the laws of the various states if and to the extent required by applicable law.

2.6.              The Fund represents and warrants that it is lawfully organized and validly existing under the laws of the Commonwealth of Massachusetts and that it does and will comply in all material respects with the 1940 Act.

2.7.              The Fund makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies) complies with the insurance laws or regulations of the various states.

2.8.      The Adviser represents and warrants that it is and shall remain duly registered under all applicable federal and state securities laws and that it shall perform its obligations for the Fund in compliance in all material respects with any applicable state and federal securities laws.

2.9.      The Distributor represents and warrants that it is and shall remain duly registered as a broker-dealer under all applicable federal and state securities laws and is a member in good standing with FINRA, and that it shall perform its obligations for the Fund in compliance in all material respects with the laws of any applicable state and federal securities laws.

2.10.    The Fund and the Adviser represent and warrant that all of their respective officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.11.    To the extent permitted by law and the Fund’s compliance policies and procedures, the Fund and the Adviser represent and warrant that they will provide the Company with notice as is reasonably practicable of any material change affecting the Portfolios (including, but not limited to, any material change in the registration statement or prospectus affecting the Portfolios) and any proxy solicitation affecting the Portfolios and advise the Company concerning the implementation of any such change in an orderly manner, recognizing the expenses of changes and attempting to minimize such expense by implementing them in conjunction with regular annual updates of the prospectus for the Contracts where reasonably practicable.

2.12.    The Company represents and warrants, for purposes other than diversification under Section 817 of the Internal Revenue Code of 1986 as amended (the “Code”), that the Contracts are currently and at the time of issuance will be treated as annuity contracts or life insurance policies under applicable provisions of the Code, and that it will make every effort to maintain such treatment and that it will notify the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.  In addition, the Company represents and warrants that each Account is a “segregated asset account” and that interests in each Account are offered exclusively through the purchase of or transfer into a “variable contract” within the meaning of such terms under Section 817 of the Code and the regulations thereunder.  The Company will use every effort to continue to meet such definitional requirements, and it will notify the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.  The Company represents and warrants that it will not purchase Fund shares with assets derived from tax-qualified retirement plans except, indirectly, through Contracts purchased in connection with such plans.

2.13.    The Company represents and warrants that it is currently in compliance, and will remain in compliance, with all applicable anti-money laundering laws, regulations, and requirements.  In addition, the Company represents and warrants that it has adopted and implemented policies and procedures reasonably designed to achieve compliance with the applicable requirements administered by the Office of Foreign Assets Control (“OFAC”) of the U.S. Department of the Treasury.

2.14.    The Company represents and warrants that it is currently in compliance, and will remain in compliance, with all applicable laws, rules and regulations relating to consumer privacy, including, but not limited to, Regulation S-P.

2.15.    The Company represents and warrants that it has adopted, and will at all times during the term of this Agreement maintain, reasonable and appropriate procedures (“Late Trading Procedures”) reasonably designed to ensure that any and all orders relating to the purchase, sale or exchange of Fund shares communicated to the Fund to be treated in accordance with Article I of this Agreement as having been received on a Business Day, have been received by the Valuation Time on such Business Day and were not modified after the Valuation Time, and that all orders received from Contract owners but not rescinded by the Valuation Time were communicated to the Fund or its agent as received for that Business Day.  The Company represents and warrants that it has adopted and implemented controls reasonably designed to ensure that all orders received by the Company after the close of the New York Stock Exchange on a particular Business Day will not be aggregated with orders received by the Company before the close of the New York Stock Exchange on such Business Day.  “Valuation Time” shall mean the time as of which the Fund calculates net asset value for the shares of the Portfolios on the relevant Business Day.

2.16.    Each transmission of orders by the Company shall constitute a representation by the Company that such orders are accurate and complete and relate to orders received by the Company by the Valuation Time on the Business Day for which the order is to be priced and that such transmission includes all orders relating to Fund shares received from Contract owners but not rescinded by the Valuation Time.  The Company agrees to provide the Fund or its designee with a copy of the Late Trading Procedures and such certifications and representations regarding the Late Trading Procedures as the Fund or its designee may reasonably request.  The Company will promptly notify the Fund in writing of any material change to the Late Trading Procedures.

2.17  (a)           The Company agrees to cooperate with all requests by the Fund with respect to discouraging, monitoring and terminating patterns of trading that the Fund deems disruptive, including providing no less than weekly, the Taxpayer Identification Number (“TIN”), if known, of any and all Contract owner(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Contract owner(s) or account (if known) and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer or exchange of the Portfolios’ shares held through an Account maintained by the Company.

            (i)         The Fund may request such transaction information older than three (3) months from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.  If the Company provides the Fund a daily feed, unless otherwise directed by the Fund, the Company agrees to provide the information specified in this Section 2.17(a) for each trading day.

          (ii)          The Company agrees to transmit the transaction information that is on its books and records to the Fund or its designee promptly, but in any event not later than five (5) business days, upon the conclusion of the period covered by the information.  If the transaction information is not on the Company’s books and records, the Company agrees to use reasonable efforts to: (A) promptly obtain and transmit the requested information; (B) obtain assurances from the Contract owner that the requested information will be provided to the Fund promptly; or (C) if directed by the Fund, restrict or prohibit further purchases of the Fund’s shares from such Contract owner.  In such instance, the Company agrees to inform the Fund whether it plans to perform (A), (B), or (C).  Responses required by this sub-Section must be communicated in writing and in a format mutually agreed upon by the parties.  To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the National Securities Clearing Corporation’s Standardized Data Reporting Format.

(iii)        The Fund agrees not to use the information received pursuant to this Section 2.17(a) for marketing or any other similar purpose without the Company’s prior written consent.

(b)     The Company agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of the Portfolios’ shares by a Contract owner that has been identified by a Fund as having engaged in transactions of such Portfolios’ shares (directly or indirectly through your account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding securities issued by the Fund.

(i)         Instructions must include the TIN, if known, and the specific restriction(s) to be executed.  If the TIN is not known, the instructions must include an equivalent identifying number of the Contract owner or other agreed upon information to which the instruction relates.

(ii)        The Company agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt by the Company of the instructions.

(iii)       The Company must provide written confirmation to the Fund that instructions have been executed.  The Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

(c)     For purposes of this Section 2.17:

(i)         The term “Fund” includes the Adviser and Columbia Management Investment Services Corp., the Fund’s Transfer Agent, but does not include any “excepted funds” as defined in Rule 22c-2(b) under the 1940 Act.

(ii)                The term “Contract owner” means holder of interests in a variable annuity or variable life insurance Contract issued by the Company.

(iii)               The term “written” includes electronic writings and facsimile transmissions.

2.18         The Company agrees to cooperate fully with any and all efforts by the Fund to assure the Fund that the Company has implemented effective compliance policies and procedures administered by qualified personnel as required by and in accordance with any and all applicable laws, rules and regulations.

2.19         Each party represents that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate or board action, as applicable, by such party and when so executed and delivered this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

Prospectuses and Proxy Statements; Voting

3.1.       At least annually, the Adviser or Distributor shall provide the Company with as many copies of the Fund’s current prospectus as the Company may reasonably request, with expenses to be borne in accordance with Schedule C hereof.  If requested by the Company in lieu thereof, the Distributor shall provide such documentation (including an electronic version of the current prospectus) and other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus for the Fund is amended) to have the prospectus for the Contracts and the prospectus for the Fund printed together in one document.

3.2.      If applicable state or federal laws or regulations require that the Statement of Additional Information (“SAI”) for the Fund be distributed to all Contract owners, then the Distributor shall provide the Company with copies of the Fund’s SAI in such quantities, with expenses to be borne in accordance with Schedule C hereof, as the Company may reasonably require to permit timely distribution thereof to Contract owners.  The Distributor shall also provide an SAI to any Contract owner or prospective owner who requests such SAI from the Fund.

3.3.      The Distributor shall provide the Company with copies of the Fund’s proxy materials, reports to shareholders and other communications to shareholders in such quantity, with expenses to be borne in accordance with Schedule C hereof, as the Company may reasonably require to permit timely distribution thereof to Contract owners.

3.4.      It is understood and agreed that, except with respect to information regarding the Company provided in writing by that party, the Company shall not be responsible for the content of the prospectus or SAI for the Fund.  It is also understood and agreed that, except with respect to information regarding the Fund, the Distributor, the Adviser or the Portfolios provided in writing by the Fund, the Distributor or the Adviser, neither the Fund, the Distributor nor Adviser are responsible for the content of the prospectus or SAI for the Contracts.

3.5.      If and to the extent required by law the Company shall:

solicit voting instructions from Contract owners;

vote the Portfolio shares held in the Accounts in accordance with instructions received from Contract owners;

vote Portfolio shares held in the Accounts for which no instructions have been received in the same proportion as Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners; and

vote Portfolio shares held in its general account or otherwise in the same proportion as Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require such voting by the insurance company.  The Company reserves the right to vote Fund shares in its own right, to the extent permitted by law.

3.6.      The Company shall be responsible for assuring that each of its separate accounts holding shares of a Portfolio calculates voting privileges as directed by the Fund and agreed to by the Company and the Fund.  The Fund agrees to promptly notify the Company of any changes of interpretations or amendments of the Mixed and Shared Funding Exemptive Order.

3.7.      The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders.  Further, the Fund will act in accordance with the SEC’s interpretation of the requirements of Section 16(a) with respect to periodic elections of directors or trustees and with whatever rules the SEC may promulgate with respect thereto.

Sales Material and Information

4.1.      The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, a copy of each piece of sales literature or other promotional material that the Company develops or proposes to use and in which the Fund (or Portfolio thereof), the Adviser or the Distributor is named in connection with the Contracts, at least ten (10) business days prior to its use.  No such material shall be used if the Fund objects to such use within five (5) business days after receipt of such material.

4.2.      The Company shall not give any information or make any representations or statements on behalf of the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement, including the prospectus or SAI for the Fund shares, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by the Fund, Distributor or Adviser, except with the permission of the Fund, Distributor or Adviser.

4.3.      The Fund, the Adviser or the Distributor shall furnish, or shall cause to be furnished, to the Company, a copy of each piece of sales literature or other promotional material in which the Company and/or its Accounts are named at least ten (10) business days prior to its use.  No such material shall be used if the Company objects to such use within five (5) business days after receipt of such material.

4.4.      The Fund, the Distributor and the Adviser shall not give any information or make any representations on behalf of the Company or concerning the Company, the Accounts, or the Contracts other than the information or representations contained in a registration statement, including the prospectus or SAI for the Contracts, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

4.5.      For purposes of Articles IV and VIII, the phrase “sales literature and other promotional material” includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media; e.g., on-line networks such as the Internet or other electronic media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and shareholder reports, and proxy materials (including solicitations for voting instructions) and any other material constituting sales literature or advertising under the FINRA rules, the 1933 Act or the 1940 Act.

4.6.      At the request of any party to this Agreement, each other party will make available to the other party’s independent auditors and/or representatives of the appropriate regulatory agencies, all records, data and access to operating procedures that may be reasonably requested in connection with compliance and regulatory requirements related to this Agreement or any party’s obligations under this Agreement.

Fees and Expenses

5.1.           The Fund, the Distributor and the Adviser shall pay no fee or other compensation to the Company under this Agreement, and the Company shall pay no fee or other compensation to the Fund, the Distributor or Adviser under this Agreement; provided, however, (a) the parties will bear their own expenses as reflected in Schedule C and other provisions of this Agreement, and (b) the parties may enter into other agreements relating to the Company’s investment in the Fund, including services agreements.

Each Party agrees to cooperate with the others, as applicable, in arranging to print, mail and/or deliver, in a timely manner, combined or coordinated prospectuses or other materials of the Portfolio and the Accounts.

Diversification and Qualification

6.1.      The Fund, Distributor and Adviser represent and warrant that the Fund and each Portfolio thereof will at all times comply with Section 817(h) of the Code and Treasury Regulation §1.817-5, as amended from time to time, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications or successor provisions to such Section or Regulations.  The Fund, the Distributor or the Adviser shall, upon request, provide to the Company a written diversification report, which shall show the results of the quarterly Section 817(h) diversification test and include, upon reasonable request, a certification as to whether each Portfolio complies with the Section 817(h) diversification requirement.

6.2.      The Fund, the Distributor and the Adviser agree that shares of the Portfolios will be sold only to Participating Insurance Companies and their separate accounts and to Qualified Plans.  No shares of any Portfolio of the Fund will be sold to the general public.  However, it is understood by the Company that the Fund may sell shares of any Portfolio to any person eligible to invest in that Portfolio in accordance with applicable provisions of Section 817(h) under the Code and the regulations thereunder, and that if such provisions are not applicable, then the Fund may sell shares of any Portfolio to any person, including members of the general public.

6.3.      The Fund, the Distributor and the Adviser represent and warrant that the Fund and each Portfolio is currently qualified as a Regulated Investment Company under Subchapter M of the Code, and that each Portfolio will maintain such qualification (under Subchapter M or any successor or similar provisions) as long as this Agreement is in effect.

6.4.      The Company agrees that if the Internal Revenue Service (“IRS”) asserts in writing in connection with any governmental audit or review of the Company (or, to the Company’s knowledge, of any Contract owner) that any Portfolio has failed to comply with the diversification requirements of Section 817(h) of the Code or the Company otherwise becomes aware of any facts that could give rise to any claim against the Fund, Distributor or Adviser as a result of such a failure or alleged failure:

The Company shall promptly notify the Fund, the Distributor and the Adviser of such assertion or potential claim;

The Company shall consult with the Fund, the Distributor and the Adviser as to how to minimize any liability that may arise as a result of such failure or alleged failure;

The Company shall use its best efforts to minimize any liability of the Fund, the Distributor and the Adviser resulting from such failure, including, without limitation, demonstrating, pursuant to Treasury Regulations, Section 1.817-5(a)(2), to the commissioner of the IRS that such failure was inadvertent;

Any written materials to be submitted by the Company to the IRS, any Contract owner or any other claimant in connection with any of the foregoing proceedings or contests (including, without limitation, any such materials to be submitted to the IRS pursuant to Treasury Regulations, Section 1.817-5(a)(2)) shall be provided by the Company to the Fund, the Distributor and the Adviser (together with any supporting information or analysis) within at least two (2) business days prior to submission;

The Company shall provide the Fund, the Distributor and the Adviser with such cooperation as the Fund, the Distributor and the Adviser shall reasonably request (including, without limitation, by permitting the Fund, the Distributor and the Adviser to review the relevant books and records of the Company) in order to facilitate review by the Fund, the Distributor and the Adviser of any written submissions provided to it or its assessment of the validity or amount of any claim against it arising from such failure or alleged failure;

The Company shall not with respect to any claim of the IRS or any Contract owner that would give rise to a claim against the Fund, the Distributor and the Adviser (i) compromise or settle any claim, (ii) accept any adjustment on audit, or (iii) forego any allowable administrative or judicial appeals, without the express written consent of the Fund, the Distributor and the Adviser, which shall not be unreasonably withheld; provided that, the Company shall not be required to appeal any adverse judicial decision unless the Fund and the Adviser shall have provided an opinion of independent counsel to the effect that a reasonable basis exists for taking such appeal; and further provided that the Company shall not be required to bear the costs and expenses, including reasonable attorney’s fees, incurred by the Company in complying with this clause (f).

Potential Conflicts and Compliance With Mixed and Shared Funding Exemptive Order

7.1.      The Board of Trustees of the Fund (the “Board”) will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the Contract owners of all separate accounts investing in the Fund.  An irreconcilable material conflict may arise for a variety of reasons, including:  (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio is being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners or by contract owners of different Participating Insurance Companies; or (f) a decision by a Participating Insurance Company to disregard the voting instructions of Contract owners.  The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

7.2.      The Company will report any potential or existing conflicts of which it is aware to the Board.  The Company will assist the Board in carrying out its responsibilities under the Mixed and Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised.  This includes, but is not limited to, an obligation by the Company to inform the Board whenever Contract owner voting instructions are to be disregarded.  Such responsibilities shall be carried out by the Company with a view only to the interests of its Contract owners.

7.3.      If it is determined by a majority of the Board, or a majority of its directors who are not interested persons of the Fund, the Distributor, the Adviser or any subadviser to any of the Portfolios (the “Independent Directors”), that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the Independent Directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including:  (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.  The Company’s responsibility to take remedial action shall be carried out by the Company with a view only to the interests of Contract owners.

7.4.      If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund’s election, to withdraw the Account’s investment in the Fund and terminate this Agreement; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors.  Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six-month period the Adviser, the Distributor and the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund, subject to the terms of the Fund’s then-current prospectus.

7.5.      If a material irreconcilable conflict arises because a particular state insurance regulator’s decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the Account’s investment in the Fund and terminate this Agreement within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors.  Until the end of the foregoing six-month period, the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund, subject to the terms of the Fund’s then-current prospectus.

7.6.      For purposes of Sections 7.3 through 7.5 of this Agreement, a majority of the Independent Directors shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts.  The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners affected by the irreconcilable material conflict.  In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account’s investment in the Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the Independent Directors.

7.7.      If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Mixed and Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Mixed and Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable: and (b) Sections 3.5, 3.6, 3.7, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

Indemnification

8.1.      Indemnification by the Company

The Company agrees to indemnify and hold harmless the Fund, the Distributor and the Adviser and each of their respective officers, employees, agents and directors or trustees and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, expenses, damages and liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, expenses, damages or liabilities (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund’s shares or the Contracts and:

arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or SAI covering the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided  that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Company by or on behalf of the Fund for use in the registration statement or prospectus for the Contracts or in the Contracts or sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature or other promotional material of the Fund not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature or other promotional material of the Fund, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished in writing to the Fund by or on behalf of the Company; or

arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, including without limitation Section 2.12 and Section 6.4 hereof, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

The Company shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Company has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action.  The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Company to such party of the Company’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

The Indemnified Parties will promptly notify the Company of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to the Fund’s registration statement under the 1933 Act or prospectus, (ii) any request by the SEC for any amendment to such registration statement or prospectus that may affect the offering of shares of the Fund, (iii) the initiation of any litigation or proceedings for that purpose or for any other purpose relating to the registration or offering of the Fund’s shares, or (iv) any other action or circumstances that may prevent the lawful offer or sale of shares of any Fund in any state or jurisdiction, including, without limitation, any circumstances in which (a) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law, or (b) such law precludes the use of such shares as an underlying investment medium of the Contracts issued or to be issued by the Company.  The Fund and Adviser will make every reasonable effort to prevent the issuance, with respect to any Fund, of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

8.2.      Indemnification by the Adviser

                        (a)        The Adviser agrees to indemnify and hold harmless the Company and its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Portfolios or the Contracts and:

arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature or other promotional material of the Fund prepared by the Fund, the Distributor or the Adviser (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided  that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Adviser, the Distributor or the Fund by or on behalf of the Company for use in the registration statement, prospectus or SAI for the Fund or in sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or the Portfolios; or

arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI or sales literature or other promotional material for the Contracts not supplied by the Adviser or persons under its control) or wrongful conduct of the Fund, the Distributor or the Adviser or persons under their control, with respect to the sale or distribution of the Contracts or Portfolios; or

arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature or other promotional material covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished in writing to the Company by or on behalf of the Adviser, the Distributor or the Fund; or

arise as a result of any failure by the Fund, the Distributor or the Adviser to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

arise out of or result from any material breach of any representation and/or warranty made by the Fund, the Distributor or the Adviser in this Agreement or arise out of or result from any other material breach of this Agreement by the Adviser, the Distributor or the Fund; or

arise out of or result from the incorrect or untimely calculation or reporting by the Fund, the Distributor or the Adviser of the daily net asset value per share (subject to Section 1.10 of this Agreement) or dividend or capital gain distribution rate;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.  This indemnification is in addition to and apart from the responsibilities and obligations of the Adviser specified in Article VI hereof.

                        (b)        The Adviser shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

                        (c)        The Adviser shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Adviser of any such claim shall not relieve the Adviser from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Adviser has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Parties, the Adviser will be entitled to participate, at its own expense, in the defense thereof.  The Adviser also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Adviser to such party of the Adviser’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Adviser will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                        (d)        The Company and its broker-dealer subsidiary agree promptly to notify the Fund, the Distributor or the Adviser of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to each Account relating to the Contracts, (ii) any request by the SEC for any amendment to the registration statement or Account prospectus that may affect the offering of shares of the Fund, (iii) the initiation of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account for that purpose or for any other purpose relating to the registration or offering of each Account’s interests pursuant to the Contracts, or (iv) any other action or circumstances that may prevent the lawful offer or sale of said interests in any state or jurisdiction, including, without limitation, any circumstances in which said interests are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law.  The Company will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

Applicable Law

9.1.      This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts, without regard to conflict of laws provisions.

9.2.      This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

Termination

10.1.    This Agreement shall terminate:

at the option of any party, with or without cause, with respect to some or all Portfolios, upon sixty (60) days advance written notice delivered to the other parties; or

at the option of the Company by written notice to the other parties with respect to any Portfolio based upon the Company’s determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or

at the option of the Company by written notice to the other parties with respect to any Portfolio in the event any of the Portfolio’s shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

at the option of the Fund, Distributor or Adviser in the event that formal administrative proceedings are instituted against the Company by FINRA, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding the Company’s duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Fund shares, if, in each case, the Fund, Distributor or Adviser, as the case may be, reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Company to perform its obligations under this Agreement; or

at the option of the Company in the event that formal administrative proceedings are instituted against the Fund, the Distributor or the Adviser by FINRA, the SEC, or any state securities or insurance department or any other regulatory body, if the Company reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund, the Distributor or the Adviser to perform their obligations under this Agreement; or

At the option of the Company by written notice to the Fund, the Adviser and the Distributor, in the event that any Portfolio (i) ceases to qualify, or the Company reasonably believes such Portfolio may fail to so qualify, as a Regulated Investment Company under Subchapter M or (ii) fails to comply with the Section 817(h) diversification requirements specified in Article VI hereof; or

at the option of any non-defaulting party hereto in the event of a material breach of this Agreement by any party hereto (the “defaulting party”) other than as described in Section 10.1(a)-(h); provided, that the non-defaulting party gives written notice thereof to the defaulting party, with copies of such notice to all other non-defaulting parties, and if such breach shall not have been remedied within thirty (30) days after such written notice is given, then the non-defaulting party giving such written notice may terminate this Agreement by giving thirty (30) days written notice of termination to the defaulting party; or

at any time upon written agreement of all parties to this Agreement.

10.2.    Notice Requirement

No termination of this Agreement shall be effective unless and until the party terminating this Agreement gives prior written notice to all other parties of its intent to terminate, which notice shall set forth the basis for the termination.  Furthermore,

                        (a)        in the event any termination is based upon the provisions of Article VII, or the provisions of Section 10.1(a) of this Agreement, the prior written notice shall be given in advance of the effective date of termination as required by those provisions unless such notice period is shortened by mutual written agreement of the parties;

                        (b)        in the event any termination is based upon the provisions of Section 10.1(d), 10.1(e) or 10.1(g) of this Agreement, the prior written notice shall be given at least sixty (60) days before the effective date of termination; and

                        (c)        in the event any termination is based upon the provisions of Section 10.1(b), 10.1(c) or 10.1(f), the prior written notice shall be given in advance of the effective date of termination, which date shall be determined by the party sending the notice.

10.3.    Effect of Termination

Notwithstanding any termination of this Agreement, other than as a result of a failure by either the Fund or the Company to meet Section 817(h) of the Code diversification requirements, the Fund, the Distributor and the Adviser shall, at the option of the Company, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as “Existing Contracts”).  Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts.  The parties agree that this Section 10.3 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

10.4.    Surviving Provisions

Notwithstanding any termination of this Agreement, each party’s obligations under Article VIII to indemnify other parties shall survive and not be affected by any termination of this Agreement.  In addition, with respect to Existing Contracts, all provisions of this Agreement shall also survive and not be affected by any termination of this Agreement.

Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other parties.

If to the Company:

Midland National Life Insurance Company

Attention:  Secretary

If to the Fund:

Columbia Funds Variable Insurance Trust

225 Franklin St.

Boston, MA 02110

Attention:  Secretary

If to the Adviser:

Columbia Management Investment Advisers, LLC

225 Franklin St.

Boston, MA 02110

Attention:  Secretary

If to the Distributor:

Columbia Management Investment Distributors, Inc.

225 Franklin St.

Boston, MA 02110

Attention:  Secretary

Miscellaneous

12.1.    Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information may come into the public domain.  Without limiting the foregoing, no party hereto shall disclose any information that another party has designated as proprietary.

12.2.    The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.3.    This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

12.4.    If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

12.5.    Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, FINRA and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

12.6.    Any controversy or claim arising out of or relating to this Agreement, or breach thereof, shall be settled by arbitration in a forum jointly selected by the relevant parties (but if applicable law requires some other forum, then such other forum) in accordance with the Commercial Arbitration Rules of the American Arbitration Association, and judgment upon the award rendered by the arbitrators may be entered in any court having jurisdiction thereof.

12.7.    The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

12.8.    This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.

12.9.    The Company agrees that the obligations assumed by the Fund, Distributor and the Adviser pursuant to this Agreement shall be limited in any case to the Fund, Distributor and Adviser and their respective assets and the Company shall not seek satisfaction of any such obligation from the shareholders of the Fund, Distributor or the Adviser, the Directors, officers, employees or agents of the Fund, Distributor or Adviser, or any of them.

12.10.  The Fund, the Distributor and the Adviser agree that the obligations assumed by the Company pursuant to this Agreement shall be limited in any case to the Company and its assets and neither the Fund, Distributor nor Adviser shall seek satisfaction of any such obligation from the shareholders of the Company, the directors, officers, employees or agents of the Company, or any of them.

12.11.  No provision of this Agreement may be deemed or construed to modify or supersede any contractual rights, duties, or indemnifications, as between the Adviser and the Fund, and the Distributor and the Fund.

            IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.

MIDLAND LIFE INSURANCE COMPANY

By its authorized officer,

By:

       Title:

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By its authorized officer,

By:

       Title:  President

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

By its authorized officer,

By:

       Title:  President

COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS INC.

By its authorized officer,

By:____________________________

Title:  President

SCHEDULE A

CONTRACTS

SCHEDULE B

All current and future Variable Portfolios designated under Columbia Funds Variable Insurance Trust.

SCHEDULE C

EXPENSES

The Fund and/or the Distributor and/or Adviser, and the Company will coordinate the functions and pay the costs of the completing these functions based upon an allocation of costs in the tables below.  Costs shall be allocated to reflect the Fund’s share of the total costs determined according to the number of pages of the Fund’s respective portions of the documents.

24(b)(8)(ww)

FUND PARTICIPATION AGREEMENT

Midland National Life Insurance Company

 Columbia Funds Variable Insurance Trust I

Columbia Management Investment Advisers, LLC

and

Columbia Management Investment Distributors, Inc.

___________, 2013

Article VII.  Potential Conflicts and Compliance With Mixed and Shared Funding Exemptive Order.. 13

PARTICIPATION AGREEMENT

Among

MIDLAND NATIONAL LIFE INSURANCE COMPANY

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

and

COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC.

THIS AGREEMENT, made and entered into as of this ___ day of _______, 2013, by and among MIDLAND NATIONAL LIFE INSURANCE COMPANY (the “Company”), a __________ life insurance company, on its own behalf and on behalf of its separate accounts (the “Accounts”); COLUMBIA FUNDS VARIABLE INSURANCE TRUST I, an open-end management investment company organized under the laws of the State of Delaware (the “Fund”); COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC (the “Adviser”), a Delaware limited liability company; and COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC. (the “Distributor”), a Delaware corporation.

WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and/or variable annuity contracts (collectively, the “Variable Insurance Products”) to be offered by insurance companies, many of which have entered into participation agreements similar to this Agreement (hereinafter “Participating Insurance Companies”); and

WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each designated a “portfolio” and representing the interest in a particular managed portfolio of securities and other assets; and

WHEREAS, the Fund is able to rely on an order from the Securities and Exchange Commission (hereinafter the “SEC”) granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the “1940 Act”) and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of life insurance companies that may or may not be affiliated with one another and qualified pension and retirement plans (“Qualified Plans”) (hereinafter the “Mixed and Shared Funding Exemptive Order”); and

WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and shares of the portfolios are registered under the Securities Act of 1933, as amended (hereinafter the “1933 Act”); and

WHEREAS, the Adviser is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended; and

WHEREAS, the Distributor is duly registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, (the “1934 Act”) and is a member in good standing of the Financial Industry Regulatory Authority (“FINRA”); and

WHEREAS, the Company has issued and plans to continue to issue certain variable life insurance policies and/or variable annuity contracts supported wholly or partially by the Accounts (the “Contracts”), and the Contracts are listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time by mutual written agreement of the parties; and

WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company under the insurance laws of the State of __________, to set aside and invest assets attributable to the Contracts; and

WHEREAS, the Company has registered each Account as a unit investment trust under the 1940 Act, unless such Account is exempt from registration thereunder;

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios listed on Schedule B attached hereto and incorporated herein by reference, as such schedule may be amended from time to time by mutual written agreement of the parties (the “Portfolios”), on behalf of the Accounts to fund the Contracts, and the Distributor is authorized to sell such shares to unit investment trusts such as the Accounts at net asset value; and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company also intends to continue to purchase shares in other open-end investment companies or series thereof not affiliated with the Fund (the “Unaffiliated Funds”) on behalf of the Accounts to fund the Contracts.

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund, the Distributor and the Adviser agree as follows:

Sale of Fund Shares

The Distributor agrees to sell to the Company those shares of the Portfolios which the Account orders, executing such orders on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Portfolios, subject to the terms and conditions set forth in the Fund’s then-current prospectus.  For purposes of this Section 1.1, the Company shall be the designee of the Fund for receipt of such orders and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such order sufficiently in advance of 10:00 a.m. Eastern time on the next following Business Day to effect any purchase by 10:00 a.m. Eastern time on that Business Day.  The parties agree that receipt by the Fund of notice of such order prior to 9:00 a.m. Eastern time will be deemed to be sufficiently in advance for purposes of the preceding sentence; receipt of such notice between 9:00 a.m. and 10:00 a.m. Eastern time will be deemed to be sufficiently in advance solely in the discretion of the Fund or its designee (which shall not be the Company).  Any such notice received between 9:00 a.m. and 10:00 a.m. Eastern time that the Fund or its designee (which shall not be the Company) deems not to have been received sufficiently in advance will become a notice for execution at the net asset value next computed on such next Business Day.  “Business Day” shall mean any day on which the New York Stock Exchange is open for trading and on which a Portfolio calculates its net asset value pursuant to the rules of the SEC.

The Fund agrees to make shares of the Portfolios available for purchase at the applicable net asset value per share by the Company and the Accounts on those days on which the Fund calculates its Portfolios’ net asset value pursuant to rules of the SEC, and the Fund shall calculate such net asset value on each day on which the New York Stock Exchange is open for trading.  Notwithstanding the foregoing, the Fund may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Fund acting in good faith, necessary or appropriate in the best interests of the shareholders of such Portfolio.  All orders received by the Company shall be subject to the terms of the then current prospectus of the Fund, including the Fund’s excessive trading policies.  The Company shall use its best efforts, and shall reasonably cooperate with, the Fund to enforce stated prospectus policies regarding transactions in Portfolio shares. The Company represents and warrants to the Fund, the Adviser and the Distributor that the Company’s personnel have sufficient expertise and experience to implement this Agreement in accordance with its terms.    The Company acknowledges that orders received by it in violation of the Fund’s stated policies may be subsequently revoked or cancelled by the Fund and that the Fund shall not be responsible for any losses incurred by the Company or the Contract owner as a result of such cancellation.  In addition, the Company acknowledges that the Fund has the right to refuse any purchase order for any reason, particularly if the Fund determines that a Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund will not sell shares of the Portfolios to any other Participating Insurance Company separate account unless an agreement containing provisions the substance of which are the same as Sections 2.1, 2.2 (except with respect to designation of applicable law), 3.5, 3.6, 3.7, and Article VII of this Agreement is in effect to govern such sales.

The Fund agrees to redeem for cash, on the Company’s request, any full or fractional shares of the Portfolios held by the Company, executing such requests on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the request for redemption.  For purposes of this Section 1.4, the Company shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such request for redemption sufficiently in advance of 10:00 a.m. Eastern time on the next following Business Day to effect any redemption by 10:00 a.m. Eastern time on that Business Day. The parties agree that receipt by the Fund of notice of such order prior to 9:00 a.m. Eastern time will be deemed to be sufficiently in advance for purposes of the preceding sentence; receipt of such notice between 9:00 a.m. and 10:00 a.m. Eastern time will be deemed to be sufficiently in advance solely in the discretion of the Fund or its designee.     Any such notice received between 9:00 a.m. and 10:00 a.m. Eastern time that the Fund or its designee deems not to have been received sufficiently in advance will become a notice for execution at the net asset value next computed on such next Business Day.

The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund’s shares may be sold to other Participating Insurance Companies (subject to Section 1.3) and the cash value of the Contracts may be invested in other investment companies.

In the event of net purchases, the Company shall pay for Fund shares by 3:00 p.m. Eastern time on the next Business Day after an order to purchase Fund shares is received in accordance with the provisions of Section 1.1 hereof.  Payment shall be in federal funds transmitted by wire and/or by a credit for any shares redeemed the same day as the purchase.

The Fund shall pay and transmit the proceeds of redemptions of Fund shares by 2:00 p.m. Eastern Time on the next Business Day after a redemption order is received in accordance with Section 1.4 hereof; provided, however, that the Fund may delay payment in extraordinary circumstances to the extent permitted under Section 22(e) of the 1940 Act.  Payment shall be in federal funds transmitted by wire and/or a credit for any shares purchased the same day as the redemption.

Each party has the right to rely on information or confirmations provided by the other party (or by an affiliate of the other party), and shall not be liable in the event that an error is a result of any misinformation supplied by the other party.

Issuance and transfer of the Fund’s shares will be by book entry only.  Stock certificates will not be issued to the Company or the Accounts.  Shares purchased from the Fund will be recorded in an appropriate title for the relevant Account or the relevant sub-account of an Account.

The Fund shall furnish same day notice (by electronic communication or telephone, followed by electronic confirmation) to the Company of any income, dividends or capital gain distributions payable on a Portfolio’s shares.  The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio’s shares in additional shares of that Portfolio.  The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash.  The Fund shall notify the Company by the end of the next following Business Day of the number of shares so issued as payment of such dividends and distributions.

The Fund shall make the net asset value per share for each Portfolio available to the Company on each Business Day as soon as reasonably practicable after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 7:00 p.m. Eastern time.  In the event of an error in the computation of a Portfolio’s net asset value per share (“NAV”) or any dividend or capital gain distribution (each, a “pricing error”), the Adviser or the Fund shall notify the Company as soon as possible after discovery of the error.  Such notification may be oral, but shall be confirmed promptly in writing.  A pricing error shall be corrected in accordance with the Fund’s policies and procedures, which comply in all material respects with applicable law.  Upon notification by the Adviser of any overpayment due to a material error, the Company shall promptly remit to the Adviser any overpayment that has not been paid to Contract owners.  In no event shall the Company be liable to Contract owners for any such adjustments or underpayment amounts.  Only the following pricing errors shall be deemed to be “materially incorrect” or constitute a “material error” for purposes of this Agreement: pricing errors that result in a difference between the erroneous NAV and the correct NAV equal to or greater than $0.01 per share.

The parties agree to mutually cooperate with respect to any state insurance law restriction or requirement applicable to the Fund’s investments; provided, however, that the Fund reserves the right not to implement restrictions or take other actions required by state insurance law if the Fund or the Adviser determines that the implementation of the restriction or other action is not in the best interest of Fund shareholders.

Representations and Warranties

2.1.      The Company represents and warrants that:  (a) Contracts or interests in the Accounts are or will be registered under the 1933 Act, or are not so registered in proper reliance upon an exemption from such registration requirements (in the event the Company or the Account relies upon an exemption from such registration requirements, the Company undertakes to promptly so notify the Fund); (b) the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and (c) the sale of the Contracts shall comply in all material respects with state insurance suitability requirements.

2.2.      The Company represents and warrants that:  (a) it is an insurance company duly organized and in good standing under applicable law; (b) it has legally and validly established each Account prior to any issuance or sale of units thereof as a segregated asset account under __________ law; and (c) it has registered each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts and will maintain such registration for so long as any Contracts are outstanding as required by applicable law or, alternatively, the Company has not registered one or more Accounts in proper reliance upon an exclusion from such registration requirements.

2.3.      The Fund represents and warrants that:  (a) the Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act; (b) the Fund shares sold pursuant to this Agreement shall be duly authorized for issuance and sold in compliance with all applicable state and federal securities laws including without limitation the 1933 Act, the 1934 Act, and the 1940 Act; (c) the Fund is and shall remain registered under the 1940 Act; and (d) the Fund shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.

2.4.      [Note:  Use if no 12b-1 fee] The Fund currently does not intend to make any payments to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, although it may make such payments in the future subject to applicable law and after providing notice to the Company. [Note:  use if 12b-1 fee] The Fund represents and warrants that it has adopted a plan pursuant to Rule 12b‑1 under the 1940 Act.  The parties acknowledge that the Fund reserves the right to modify its existing plan or to adopt additional plans pursuant to Rule 12b-1 under the 1940 Act and to impose an asset-based or other charge to finance distribution expenses as permitted by applicable law and regulation.  The Fund and the Adviser agree to comply with applicable provisions and SEC interpretation of the 1940 Act with respect to any distribution plan.

2.5.      The Fund represents and warrants that it shall register and qualify the shares for sale in accordance with the laws of the various states if and to the extent required by applicable law.

2.8.              The Fund represents and warrants that it is lawfully organized and validly existing under the laws of the State of Delaware and that it does and will comply in all material respects with the 1940 Act.

2.9.              The Fund makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies) complies with the insurance laws or regulations of the various states.

2.8.      The Adviser represents and warrants that it is and shall remain duly registered under all applicable federal and state securities laws and that it shall perform its obligations for the Fund in compliance in all material respects with any applicable state and federal securities laws.

2.9.      The Distributor represents and warrants that it is and shall remain duly registered as a broker-dealer under all applicable federal and state securities laws and is a member in good standing with FINRA, and that it shall perform its obligations for the Fund in compliance in all material respects with the laws of any applicable state and federal securities laws.

2.10.    The Fund and the Adviser represent and warrant that all of their respective officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.11.    To the extent permitted by law and the Fund’s compliance policies and procedures, the Fund and the Adviser represent and warrant that they will provide the Company with notice as is reasonably practicable of any material change affecting the Portfolios (including, but not limited to, any material change in the registration statement or prospectus affecting the Portfolios) and any proxy solicitation affecting the Portfolios and advise the Company concerning the implementation of any such change in an orderly manner, recognizing the expenses of changes and attempting to minimize such expense by implementing them in conjunction with regular annual updates of the prospectus for the Contracts where reasonably practicable.

2.12.    The Company represents and warrants, for purposes other than diversification under Section 817 of the Internal Revenue Code of 1986 as amended (the “Code”), that the Contracts are currently and at the time of issuance will be treated as annuity contracts or life insurance policies under applicable provisions of the Code, and that it will make every effort to maintain such treatment and that it will notify the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.  In addition, the Company represents and warrants that each Account is a “segregated asset account” and that interests in each Account are offered exclusively through the purchase of or transfer into a “variable contract” within the meaning of such terms under Section 817 of the Code and the regulations thereunder.  The Company will use every effort to continue to meet such definitional requirements, and it will notify the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.  The Company represents and warrants that it will not purchase Fund shares with assets derived from tax-qualified retirement plans except, indirectly, through Contracts purchased in connection with such plans.

2.13.    The Company represents and warrants that it is currently in compliance, and will remain in compliance, with all applicable anti-money laundering laws, regulations, and requirements.  In addition, the Company represents and warrants that it has adopted and implemented policies and procedures reasonably designed to achieve compliance with the applicable requirements administered by the Office of Foreign Assets Control (“OFAC”) of the U.S. Department of the Treasury.

2.14.    The Company represents and warrants that it is currently in compliance, and will remain in compliance, with all applicable laws, rules and regulations relating to consumer privacy, including, but not limited to, Regulation S-P.

2.15.    The Company represents and warrants that it has adopted, and will at all times during the term of this Agreement maintain, reasonable and appropriate procedures (“Late Trading Procedures”) reasonably designed to ensure that any and all orders relating to the purchase, sale or exchange of Fund shares communicated to the Fund to be treated in accordance with Article I of this Agreement as having been received on a Business Day, have been received by the Valuation Time on such Business Day and were not modified after the Valuation Time, and that all orders received from Contract owners but not rescinded by the Valuation Time were communicated to the Fund or its agent as received for that Business Day.  The Company represents and warrants that it has adopted and implemented controls reasonably designed to ensure that all orders received by the Company after the close of the New York Stock Exchange on a particular Business Day will not be aggregated with orders received by the Company before the close of the New York Stock Exchange on such Business Day.  “Valuation Time” shall mean the time as of which the Fund calculates net asset value for the shares of the Portfolios on the relevant Business Day.

2.16.    Each transmission of orders by the Company shall constitute a representation by the Company that such orders are accurate and complete and relate to orders received by the Company by the Valuation Time on the Business Day for which the order is to be priced and that such transmission includes all orders relating to Fund shares received from Contract owners but not rescinded by the Valuation Time.  The Company agrees to provide the Fund or its designee with a copy of the Late Trading Procedures and such certifications and representations regarding the Late Trading Procedures as the Fund or its designee may reasonably request.  The Company will promptly notify the Fund in writing of any material change to the Late Trading Procedures.

2.17  (a)           The Company agrees to cooperate with all requests by the Fund with respect to discouraging, monitoring and terminating patterns of trading that the Fund deems disruptive, including providing no less than weekly, the Taxpayer Identification Number (“TIN”), if known, of any and all Contract owner(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Contract owner(s) or account (if known) and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer or exchange of the Portfolios’ shares held through an Account maintained by the Company.

            (i)         The Fund may request such transaction information older than three (3) months from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.  If the Company provides the Fund a daily feed, unless otherwise directed by the Fund, the Company agrees to provide the information specified in this Section 2.17(a) for each trading day.

          (ii)          The Company agrees to transmit the transaction information that is on its books and records to the Fund or its designee promptly, but in any event not later than five (5) business days, upon the conclusion of the period covered by the information.  If the transaction information is not on the Company’s books and records, the Company agrees to use reasonable efforts to: (A) promptly obtain and transmit the requested information; (B) obtain assurances from the Contract owner that the requested information will be provided to the Fund promptly; or (C) if directed by the Fund, restrict or prohibit further purchases of the Fund’s shares from such Contract owner.  In such instance, the Company agrees to inform the Fund whether it plans to perform (A), (B), or (C).  Responses required by this sub-Section must be communicated in writing and in a format mutually agreed upon by the parties.  To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the National Securities Clearing Corporation’s Standardized Data Reporting Format.

(iii)        The Fund agrees not to use the information received pursuant to this Section 2.17(a) for marketing or any other similar purpose without the Company’s prior written consent.

(b)     The Company agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of the Portfolios’ shares by a Contract owner that has been identified by a Fund as having engaged in transactions of such Portfolios’ shares (directly or indirectly through your account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding securities issued by the Fund.

(i)         Instructions must include the TIN, if known, and the specific restriction(s) to be executed.  If the TIN is not known, the instructions must include an equivalent identifying number of the Contract owner or other agreed upon information to which the instruction relates.

(ii)        The Company agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt by the Company of the instructions.

(iii)       The Company must provide written confirmation to the Fund that instructions have been executed.  The Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

(c)     For purposes of this Section 2.17:

(i)         The term “Fund” includes the Adviser and Columbia Management Investment Services Corp., the Fund’s Transfer Agent, but does not include any “excepted funds” as defined in Rule 22c-2(b) under the 1940 Act.

(iv)              The term “Contract owner” means holder of interests in a variable annuity or variable life insurance Contract issued by the Company.

(v)                The term “written” includes electronic writings and facsimile transmissions.

2.20         The Company agrees to cooperate fully with any and all efforts by the Fund to assure the Fund that the Company has implemented effective compliance policies and procedures administered by qualified personnel as required by and in accordance with any and all applicable laws, rules and regulations.

2.21         Each party represents that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate or board action, as applicable, by such party and when so executed and delivered this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

Prospectuses and Proxy Statements; Voting

3.1.       At least annually, the Adviser or Distributor shall provide the Company with as many copies of the Fund’s current prospectus as the Company may reasonably request, with expenses to be borne in accordance with Schedule C hereof.  If requested by the Company in lieu thereof, the Distributor shall provide such documentation (including an electronic version of the current prospectus) and other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus for the Fund is amended) to have the prospectus for the Contracts and the prospectus for the Fund printed together in one document.

3.2.      If applicable state or federal laws or regulations require that the Statement of Additional Information (“SAI”) for the Fund be distributed to all Contract owners, then the Distributor shall provide the Company with copies of the Fund’s SAI in such quantities, with expenses to be borne in accordance with Schedule C hereof, as the Company may reasonably require to permit timely distribution thereof to Contract owners.  The Distributor shall also provide an SAI to any Contract owner or prospective owner who requests such SAI from the Fund.

3.3.      The Distributor shall provide the Company with copies of the Fund’s proxy materials, reports to shareholders and other communications to shareholders in such quantity, with expenses to be borne in accordance with Schedule C hereof, as the Company may reasonably require to permit timely distribution thereof to Contract owners.

3.4.      It is understood and agreed that, except with respect to information regarding the Company provided in writing by that party, the Company shall not be responsible for the content of the prospectus or SAI for the Fund.  It is also understood and agreed that, except with respect to information regarding the Fund, the Distributor, the Adviser or the Portfolios provided in writing by the Fund, the Distributor or the Adviser, neither the Fund, the Distributor nor Adviser are responsible for the content of the prospectus or SAI for the Contracts.

3.5.      If and to the extent required by law the Company shall:

solicit voting instructions from Contract owners;

vote the Portfolio shares held in the Accounts in accordance with instructions received from Contract owners;

vote Portfolio shares held in the Accounts for which no instructions have been received in the same proportion as Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners; and

vote Portfolio shares held in its general account or otherwise in the same proportion as Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require such voting by the insurance company.  The Company reserves the right to vote Fund shares in its own right, to the extent permitted by law.

3.6.      The Company shall be responsible for assuring that each of its separate accounts holding shares of a Portfolio calculates voting privileges as directed by the Fund and agreed to by the Company and the Fund.  The Fund agrees to promptly notify the Company of any changes of interpretations or amendments of the Mixed and Shared Funding Exemptive Order.

3.7.      The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders.  Further, the Fund will act in accordance with the SEC’s interpretation of the requirements of Section 16(a) with respect to periodic elections of directors or trustees and with whatever rules the SEC may promulgate with respect thereto.

Sales Material and Information

4.1.      The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, a copy of each piece of sales literature or other promotional material that the Company develops or proposes to use and in which the Fund (or Portfolio thereof), the Adviser or the Distributor is named in connection with the Contracts, at least ten (10) business days prior to its use.  No such material shall be used if the Fund objects to such use within five (5) business days after receipt of such material.

4.2.      The Company shall not give any information or make any representations or statements on behalf of the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement, including the prospectus or SAI for the Fund shares, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by the Fund, Distributor or Adviser, except with the permission of the Fund, Distributor or Adviser.

4.3.      The Fund, the Adviser or the Distributor shall furnish, or shall cause to be furnished, to the Company, a copy of each piece of sales literature or other promotional material in which the Company and/or its Accounts are named at least ten (10) business days prior to its use.  No such material shall be used if the Company objects to such use within five (5) business days after receipt of such material.

4.4.      The Fund, the Distributor and the Adviser shall not give any information or make any representations on behalf of the Company or concerning the Company, the Accounts, or the Contracts other than the information or representations contained in a registration statement, including the prospectus or SAI for the Contracts, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

4.5.      For purposes of Articles IV and VIII, the phrase “sales literature and other promotional material” includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media; e.g., on-line networks such as the Internet or other electronic media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and shareholder reports, and proxy materials (including solicitations for voting instructions) and any other material constituting sales literature or advertising under the FINRA rules, the 1933 Act or the 1940 Act.

4.6.      At the request of any party to this Agreement, each other party will make available to the other party’s independent auditors and/or representatives of the appropriate regulatory agencies, all records, data and access to operating procedures that may be reasonably requested in connection with compliance and regulatory requirements related to this Agreement or any party’s obligations under this Agreement.

Fees and Expenses

5.2.           The Fund, the Distributor and the Adviser shall pay no fee or other compensation to the Company under this Agreement, and the Company shall pay no fee or other compensation to the Fund, the Distributor or Adviser under this Agreement; provided, however, (a) the parties will bear their own expenses as reflected in Schedule C and other provisions of this Agreement, and (b) the parties may enter into other agreements relating to the Company’s investment in the Fund, including services agreements.

Each Party agrees to cooperate with the others, as applicable, in arranging to print, mail and/or deliver, in a timely manner, combined or coordinated prospectuses or other materials of the Portfolio and the Accounts.

Diversification and Qualification

6.1.      The Fund, Distributor and Adviser represent and warrant that the Fund and each Portfolio thereof will at all times comply with Section 817(h) of the Code and Treasury Regulation §1.817-5, as amended from time to time, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications or successor provisions to such Section or Regulations.  The Fund, the Distributor or the Adviser shall, upon request, provide to the Company a written diversification report, which shall show the results of the quarterly Section 817(h) diversification test and include, upon reasonable request, a certification as to whether each Portfolio complies with the Section 817(h) diversification requirement.

6.2.      The Fund, the Distributor and the Adviser agree that shares of the Portfolios will be sold only to Participating Insurance Companies and their separate accounts and to Qualified Plans.  No shares of any Portfolio of the Fund will be sold to the general public.  However, it is understood by the Company that the Fund may sell shares of any Portfolio to any person eligible to invest in that Portfolio in accordance with applicable provisions of Section 817(h) under the Code and the regulations thereunder, and that if such provisions are not applicable, then the Fund may sell shares of any Portfolio to any person, including members of the general public.

6.3.      The Fund, the Distributor and the Adviser represent and warrant that the Fund and each Portfolio is currently qualified as a Regulated Investment Company under Subchapter M of the Code, and that each Portfolio will maintain such qualification (under Subchapter M or any successor or similar provisions) as long as this Agreement is in effect.

6.4.      The Company agrees that if the Internal Revenue Service (“IRS”) asserts in writing in connection with any governmental audit or review of the Company (or, to the Company’s knowledge, of any Contract owner) that any Portfolio has failed to comply with the diversification requirements of Section 817(h) of the Code or the Company otherwise becomes aware of any facts that could give rise to any claim against the Fund, Distributor or Adviser as a result of such a failure or alleged failure:

The Company shall promptly notify the Fund, the Distributor and the Adviser of such assertion or potential claim;

The Company shall consult with the Fund, the Distributor and the Adviser as to how to minimize any liability that may arise as a result of such failure or alleged failure;

The Company shall use its best efforts to minimize any liability of the Fund, the Distributor and the Adviser resulting from such failure, including, without limitation, demonstrating, pursuant to Treasury Regulations, Section 1.817-5(a)(2), to the commissioner of the IRS that such failure was inadvertent;

Any written materials to be submitted by the Company to the IRS, any Contract owner or any other claimant in connection with any of the foregoing proceedings or contests (including, without limitation, any such materials to be submitted to the IRS pursuant to Treasury Regulations, Section 1.817-5(a)(2)) shall be provided by the Company to the Fund, the Distributor and the Adviser (together with any supporting information or analysis) within at least two (2) business days prior to submission;

The Company shall provide the Fund, the Distributor and the Adviser with such cooperation as the Fund, the Distributor and the Adviser shall reasonably request (including, without limitation, by permitting the Fund, the Distributor and the Adviser to review the relevant books and records of the Company) in order to facilitate review by the Fund, the Distributor and the Adviser of any written submissions provided to it or its assessment of the validity or amount of any claim against it arising from such failure or alleged failure;

The Company shall not with respect to any claim of the IRS or any Contract owner that would give rise to a claim against the Fund, the Distributor and the Adviser (i) compromise or settle any claim, (ii) accept any adjustment on audit, or (iii) forego any allowable administrative or judicial appeals, without the express written consent of the Fund, the Distributor and the Adviser, which shall not be unreasonably withheld; provided that, the Company shall not be required to appeal any adverse judicial decision unless the Fund and the Adviser shall have provided an opinion of independent counsel to the effect that a reasonable basis exists for taking such appeal; and further provided that the Company shall not be required to bear the costs and expenses, including reasonable attorney’s fees, incurred by the Company in complying with this clause (f).

Potential Conflicts and Compliance With Mixed and Shared Funding Exemptive Order

7.1.      The Board of Trustees of the Fund (the “Board”) will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the Contract owners of all separate accounts investing in the Fund.  An irreconcilable material conflict may arise for a variety of reasons, including:  (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio is being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners or by contract owners of different Participating Insurance Companies; or (f) a decision by a Participating Insurance Company to disregard the voting instructions of Contract owners.  The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

7.2.      The Company will report any potential or existing conflicts of which it is aware to the Board.  The Company will assist the Board in carrying out its responsibilities under the Mixed and Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised.  This includes, but is not limited to, an obligation by the Company to inform the Board whenever Contract owner voting instructions are to be disregarded.  Such responsibilities shall be carried out by the Company with a view only to the interests of its Contract owners.

7.3.      If it is determined by a majority of the Board, or a majority of its directors who are not interested persons of the Fund, the Distributor, the Adviser or any subadviser to any of the Portfolios (the “Independent Directors”), that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the Independent Directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including:  (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.  The Company’s responsibility to take remedial action shall be carried out by the Company with a view only to the interests of Contract owners.

7.4.      If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund’s election, to withdraw the Account’s investment in the Fund and terminate this Agreement; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors.  Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six-month period the Adviser, the Distributor and the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund, subject to the terms of the Fund’s then-current prospectus.

7.5.      If a material irreconcilable conflict arises because a particular state insurance regulator’s decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the Account’s investment in the Fund and terminate this Agreement within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors.  Until the end of the foregoing six-month period, the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund, subject to the terms of the Fund’s then-current prospectus.

7.6.      For purposes of Sections 7.3 through 7.5 of this Agreement, a majority of the Independent Directors shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts.  The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners affected by the irreconcilable material conflict.  In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account’s investment in the Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the Independent Directors.

7.7.      If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Mixed and Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Mixed and Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable: and (b) Sections 3.5, 3.6, 3.7, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

Indemnification

8.1.      Indemnification by the Company

The Company agrees to indemnify and hold harmless the Fund, the Distributor and the Adviser and each of their respective officers, employees, agents and directors or trustees and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, expenses, damages and liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, expenses, damages or liabilities (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund’s shares or the Contracts and:

arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or SAI covering the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided  that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Company by or on behalf of the Fund for use in the registration statement or prospectus for the Contracts or in the Contracts or sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature or other promotional material of the Fund not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature or other promotional material of the Fund, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished in writing to the Fund by or on behalf of the Company; or

arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, including without limitation Section 2.12 and Section 6.4 hereof, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

The Company shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Company has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action.  The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Company to such party of the Company’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

The Indemnified Parties will promptly notify the Company of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to the Fund’s registration statement under the 1933 Act or prospectus, (ii) any request by the SEC for any amendment to such registration statement or prospectus that may affect the offering of shares of the Fund, (iii) the initiation of any litigation or proceedings for that purpose or for any other purpose relating to the registration or offering of the Fund’s shares, or (iv) any other action or circumstances that may prevent the lawful offer or sale of shares of any Fund in any state or jurisdiction, including, without limitation, any circumstances in which (a) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law, or (b) such law precludes the use of such shares as an underlying investment medium of the Contracts issued or to be issued by the Company.  The Fund and Adviser will make every reasonable effort to prevent the issuance, with respect to any Fund, of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

8.2.      Indemnification by the Adviser

                        (a)        The Adviser agrees to indemnify and hold harmless the Company and its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Portfolios or the Contracts and:

arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature or other promotional material of the Fund prepared by the Fund, the Distributor or the Adviser (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided  that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Adviser, the Distributor or the Fund by or on behalf of the Company for use in the registration statement, prospectus or SAI for the Fund or in sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or the Portfolios; or

arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI or sales literature or other promotional material for the Contracts not supplied by the Adviser or persons under its control) or wrongful conduct of the Fund, the Distributor or the Adviser or persons under their control, with respect to the sale or distribution of the Contracts or Portfolios; or

arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature or other promotional material covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished in writing to the Company by or on behalf of the Adviser, the Distributor or the Fund; or

arise as a result of any failure by the Fund, the Distributor or the Adviser to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

arise out of or result from any material breach of any representation and/or warranty made by the Fund, the Distributor or the Adviser in this Agreement or arise out of or result from any other material breach of this Agreement by the Adviser, the Distributor or the Fund; or

arise out of or result from the incorrect or untimely calculation or reporting by the Fund, the Distributor or the Adviser of the daily net asset value per share (subject to Section 1.10 of this Agreement) or dividend or capital gain distribution rate;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.  This indemnification is in addition to and apart from the responsibilities and obligations of the Adviser specified in Article VI hereof.

                        (b)        The Adviser shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

                        (c)        The Adviser shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Adviser of any such claim shall not relieve the Adviser from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Adviser has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Parties, the Adviser will be entitled to participate, at its own expense, in the defense thereof.  The Adviser also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Adviser to such party of the Adviser’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Adviser will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                        (d)        The Company and its broker-dealer subsidiary agree promptly to notify the Fund, the Distributor or the Adviser of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to each Account relating to the Contracts, (ii) any request by the SEC for any amendment to the registration statement or Account prospectus that may affect the offering of shares of the Fund, (iii) the initiation of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account for that purpose or for any other purpose relating to the registration or offering of each Account’s interests pursuant to the Contracts, or (iv) any other action or circumstances that may prevent the lawful offer or sale of said interests in any state or jurisdiction, including, without limitation, any circumstances in which said interests are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law.  The Company will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

Applicable Law

9.1.      This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts, without regard to conflict of laws provisions.

9.2.      This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

Termination

10.1.    This Agreement shall terminate:

at the option of any party, with or without cause, with respect to some or all Portfolios, upon sixty (60) days advance written notice delivered to the other parties; or

at the option of the Company by written notice to the other parties with respect to any Portfolio based upon the Company’s determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or

at the option of the Company by written notice to the other parties with respect to any Portfolio in the event any of the Portfolio’s shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

at the option of the Fund, Distributor or Adviser in the event that formal administrative proceedings are instituted against the Company by FINRA, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding the Company’s duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Fund shares, if, in each case, the Fund, Distributor or Adviser, as the case may be, reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Company to perform its obligations under this Agreement; or

at the option of the Company in the event that formal administrative proceedings are instituted against the Fund, the Distributor or the Adviser by FINRA, the SEC, or any state securities or insurance department or any other regulatory body, if the Company reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund, the Distributor or the Adviser to perform their obligations under this Agreement; or

At the option of the Company by written notice to the Fund, the Adviser and the Distributor, in the event that any Portfolio (i) ceases to qualify, or the Company reasonably believes such Portfolio may fail to so qualify, as a Regulated Investment Company under Subchapter M or (ii) fails to comply with the Section 817(h) diversification requirements specified in Article VI hereof; or

at the option of any non-defaulting party hereto in the event of a material breach of this Agreement by any party hereto (the “defaulting party”) other than as described in Section 10.1(a)-(h); provided, that the non-defaulting party gives written notice thereof to the defaulting party, with copies of such notice to all other non-defaulting parties, and if such breach shall not have been remedied within thirty (30) days after such written notice is given, then the non-defaulting party giving such written notice may terminate this Agreement by giving thirty (30) days written notice of termination to the defaulting party; or

at any time upon written agreement of all parties to this Agreement.

10.2.    Notice Requirement

No termination of this Agreement shall be effective unless and until the party terminating this Agreement gives prior written notice to all other parties of its intent to terminate, which notice shall set forth the basis for the termination.  Furthermore,

                        (a)        in the event any termination is based upon the provisions of Article VII, or the provisions of Section 10.1(a) of this Agreement, the prior written notice shall be given in advance of the effective date of termination as required by those provisions unless such notice period is shortened by mutual written agreement of the parties;

                        (b)        in the event any termination is based upon the provisions of Section 10.1(d), 10.1(e) or 10.1(g) of this Agreement, the prior written notice shall be given at least sixty (60) days before the effective date of termination; and

                        (c)        in the event any termination is based upon the provisions of Section 10.1(b), 10.1(c) or 10.1(f), the prior written notice shall be given in advance of the effective date of termination, which date shall be determined by the party sending the notice.

10.3.    Effect of Termination

Notwithstanding any termination of this Agreement, other than as a result of a failure by either the Fund or the Company to meet Section 817(h) of the Code diversification requirements, the Fund, the Distributor and the Adviser shall, at the option of the Company, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as “Existing Contracts”).  Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts.  The parties agree that this Section 10.3 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

10.4.    Surviving Provisions

Notwithstanding any termination of this Agreement, each party’s obligations under Article VIII to indemnify other parties shall survive and not be affected by any termination of this Agreement.  In addition, with respect to Existing Contracts, all provisions of this Agreement shall also survive and not be affected by any termination of this Agreement.

Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other parties.

If to the Company:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Attention:  Secretary

If to the Fund:

Columbia Funds Variable Insurance Trust I

225 Franklin Street

Boston, MA 02110

Attention:  Secretary

If to the Adviser:

Columbia Management Investment Advisers, LLC

225 Franklin St.

Boston, MA 02110

Attention:  Secretary

If to the Distributor:

Columbia Management Investment Distributors, Inc.

225 Franklin St.

Boston, MA 02110

Attention:  Secretary

Miscellaneous

12.1.    Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information may come into the public domain.  Without limiting the foregoing, no party hereto shall disclose any information that another party has designated as proprietary.

12.2.    The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.3.    This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

12.4.    If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

12.5.    Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, FINRA and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

12.6.    Any controversy or claim arising out of or relating to this Agreement, or breach thereof, shall be settled by arbitration in a forum jointly selected by the relevant parties (but if applicable law requires some other forum, then such other forum) in accordance with the Commercial Arbitration Rules of the American Arbitration Association, and judgment upon the award rendered by the arbitrators may be entered in any court having jurisdiction thereof.

12.7.    The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

12.8.    This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.

12.9.    The Company agrees that the obligations assumed by the Fund, Distributor and the Adviser pursuant to this Agreement shall be limited in any case to the Fund, Distributor and Adviser and their respective assets and the Company shall not seek satisfaction of any such obligation from the shareholders of the Fund, Distributor or the Adviser, the Directors, officers, employees or agents of the Fund, Distributor or Adviser, or any of them.

12.10.  The Fund, the Distributor and the Adviser agree that the obligations assumed by the Company pursuant to this Agreement shall be limited in any case to the Company and its assets and neither the Fund, Distributor nor Adviser shall seek satisfaction of any such obligation from the shareholders of the Company, the directors, officers, employees or agents of the Company, or any of them.

12.11.  No provision of this Agreement may be deemed or construed to modify or supersede any contractual rights, duties, or indemnifications, as between the Adviser and the Fund, and the Distributor and the Fund.

            IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By its authorized officer,

By:

       Title:

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

By its authorized officer,

By:

       Title:  President

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

By its authorized officer,

By:

       Title:  President

COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS INC.

By its authorized officer,

By:____________________________

Title:  President

SCHEDULE A

CONTRACTS

SCHEDULE B

All current and future Variable Portfolios designated under Columbia Funds Variable Insurance Trust I.

SCHEDULE C

EXPENSES

The Fund and/or the Distributor and/or Adviser, and the Company will coordinate the functions and pay the costs of the completing these functions based upon an allocation of costs in the tables below.  Costs shall be allocated to reflect the Fund’s share of the total costs determined according to the number of pages of the Fund’s respective portions of the documents.

24(b)(8)(xx)

FUND PARTICIPATION AGREEMENT

Midland National Life Insurance Company

Columbia Funds Variable Series Trust II

Columbia Management Investment Advisers, LLC

and

Columbia Management Investment Distributors, Inc.

___________, 2013

Article VII.  Potential Conflicts and Compliance With Mixed and Shared Funding Exemptive Order.. 13

PARTICIPATION AGREEMENT

Among

MIDLAND NATIONAL LIFE INSURANCE COMPANY

 COLUMBIA FUNDS VARIABLE INSURANCE TRUST II

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

and

COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC.

THIS AGREEMENT, made and entered into as of this ___ day of _______, 2013, by and among MIDLAND NATIONAL LIFE INSURANCE COMPANY (the “Company”), a __________ life insurance company, on its own behalf and on behalf of its separate accounts (the “Accounts”); COLUMBIA FUNDS VARIABLE INSURANCE TRUST II, an open-end management investment company organized under the laws of the Commonwealth of Massachusetts (the “Fund”); COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC (the “Adviser”), a Delaware limited liability company; and COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC. (the “Distributor”), a Delaware corporation.

WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and/or variable annuity contracts (collectively, the “Variable Insurance Products”) to be offered by insurance companies, many of which have entered into participation agreements similar to this Agreement (hereinafter “Participating Insurance Companies”); and

WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each designated a “portfolio” and representing the interest in a particular managed portfolio of securities and other assets; and

WHEREAS, the Fund is able to rely on an order from the Securities and Exchange Commission (hereinafter the “SEC”) granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the “1940 Act”) and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of life insurance companies that may or may not be affiliated with one another and qualified pension and retirement plans (“Qualified Plans”) (hereinafter the “Mixed and Shared Funding Exemptive Order”); and

WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and shares of the portfolios are registered under the Securities Act of 1933, as amended (hereinafter the “1933 Act”); and

WHEREAS, the Adviser is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended; and

WHEREAS, the Distributor is duly registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, (the “1934 Act”) and is a member in good standing of the Financial Industry Regulatory Authority (“FINRA”); and

WHEREAS, the Company has issued and plans to continue to issue certain variable life insurance policies and/or variable annuity contracts supported wholly or partially by the Accounts (the “Contracts”), and the Contracts are listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time by mutual written agreement of the parties; and

WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company under the insurance laws of the State of __________, to set aside and invest assets attributable to the Contracts; and

WHEREAS, the Company has registered each Account as a unit investment trust under the 1940 Act, unless such Account is exempt from registration thereunder;

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios listed on Schedule B attached hereto and incorporated herein by reference, as such schedule may be amended from time to time by mutual written agreement of the parties (the “Portfolios”), on behalf of the Accounts to fund the Contracts, and the Distributor is authorized to sell such shares to unit investment trusts such as the Accounts at net asset value; and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company also intends to continue to purchase shares in other open-end investment companies or series thereof not affiliated with the Fund (the “Unaffiliated Funds”) on behalf of the Accounts to fund the Contracts.

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund, the Distributor and the Adviser agree as follows:

Sale of Fund Shares

The Distributor agrees to sell to the Company those shares of the Portfolios which the Account orders, executing such orders on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Portfolios, subject to the terms and conditions set forth in the Fund’s then-current prospectus.  For purposes of this Section 1.1, the Company shall be the designee of the Fund for receipt of such orders and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such order sufficiently in advance of 10:00 a.m. Eastern time on the next following Business Day to effect any purchase by 10:00 a.m. Eastern time on that Business Day.  The parties agree that receipt by the Fund of notice of such order prior to 9:00 a.m. Eastern time will be deemed to be sufficiently in advance for purposes of the preceding sentence; receipt of such notice between 9:00 a.m. and 10:00 a.m. Eastern time will be deemed to be sufficiently in advance solely in the discretion of the Fund or its designee (which shall not be the Company).  Any such notice received between 9:00 a.m. and 10:00 a.m. Eastern time that the Fund or its designee (which shall not be the Company) deems not to have been received sufficiently in advance will become a notice for execution at the net asset value next computed on such next Business Day.  “Business Day” shall mean any day on which the New York Stock Exchange is open for trading and on which a Portfolio calculates its net asset value pursuant to the rules of the SEC.

The Fund agrees to make shares of the Portfolios available for purchase at the applicable net asset value per share by the Company and the Accounts on those days on which the Fund calculates its Portfolios’ net asset value pursuant to rules of the SEC, and the Fund shall calculate such net asset value on each day on which the New York Stock Exchange is open for trading.  Notwithstanding the foregoing, the Fund may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Fund acting in good faith, necessary or appropriate in the best interests of the shareholders of such Portfolio.  All orders received by the Company shall be subject to the terms of the then current prospectus of the Fund, including the Fund’s excessive trading policies.  The Company shall use its best efforts, and shall reasonably cooperate with, the Fund to enforce stated prospectus policies regarding transactions in Portfolio shares. The Company represents and warrants to the Fund, the Adviser and the Distributor that the Company’s personnel have sufficient expertise and experience to implement this Agreement in accordance with its terms.    The Company acknowledges that orders received by it in violation of the Fund’s stated policies may be subsequently revoked or cancelled by the Fund and that the Fund shall not be responsible for any losses incurred by the Company or the Contract owner as a result of such cancellation.  In addition, the Company acknowledges that the Fund has the right to refuse any purchase order for any reason, particularly if the Fund determines that a Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund will not sell shares of the Portfolios to any other Participating Insurance Company separate account unless an agreement containing provisions the substance of which are the same as Sections 2.1, 2.2 (except with respect to designation of applicable law), 3.5, 3.6, 3.7, and Article VII of this Agreement is in effect to govern such sales.

The Fund agrees to redeem for cash, on the Company’s request, any full or fractional shares of the Portfolios held by the Company, executing such requests on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the request for redemption.  For purposes of this Section 1.4, the Company shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such request for redemption sufficiently in advance of 10:00 a.m. Eastern time on the next following Business Day to effect any redemption by 10:00 a.m. Eastern time on that Business Day. The parties agree that receipt by the Fund of notice of such order prior to 9:00 a.m. Eastern time will be deemed to be sufficiently in advance for purposes of the preceding sentence; receipt of such notice between 9:00 a.m. and 10:00 a.m. Eastern time will be deemed to be sufficiently in advance solely in the discretion of the Fund or its designee.     Any such notice received between 9:00 a.m. and 10:00 a.m. Eastern time that the Fund or its designee deems not to have been received sufficiently in advance will become a notice for execution at the net asset value next computed on such next Business Day.

The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund’s shares may be sold to other Participating Insurance Companies (subject to Section 1.3) and the cash value of the Contracts may be invested in other investment companies.

In the event of net purchases, the Company shall pay for Fund shares by 3:00 p.m. Eastern time on the next Business Day after an order to purchase Fund shares is received in accordance with the provisions of Section 1.1 hereof.  Payment shall be in federal funds transmitted by wire and/or by a credit for any shares redeemed the same day as the purchase.

The Fund shall pay and transmit the proceeds of redemptions of Fund shares by 2:00 p.m. Eastern Time on the next Business Day after a redemption order is received in accordance with Section 1.4 hereof; provided, however, that the Fund may delay payment in extraordinary circumstances to the extent permitted under Section 22(e) of the 1940 Act.  Payment shall be in federal funds transmitted by wire and/or a credit for any shares purchased the same day as the redemption.

Each party has the right to rely on information or confirmations provided by the other party (or by an affiliate of the other party), and shall not be liable in the event that an error is a result of any misinformation supplied by the other party.

Issuance and transfer of the Fund’s shares will be by book entry only.  Stock certificates will not be issued to the Company or the Accounts.  Shares purchased from the Fund will be recorded in an appropriate title for the relevant Account or the relevant sub-account of an Account.

The Fund shall furnish same day notice (by electronic communication or telephone, followed by electronic confirmation) to the Company of any income, dividends or capital gain distributions payable on a Portfolio’s shares.  The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio’s shares in additional shares of that Portfolio.  The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash.  The Fund shall notify the Company by the end of the next following Business Day of the number of shares so issued as payment of such dividends and distributions.

The Fund shall make the net asset value per share for each Portfolio available to the Company on each Business Day as soon as reasonably practicable after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 7:00 p.m. Eastern time.  In the event of an error in the computation of a Portfolio’s net asset value per share (“NAV”) or any dividend or capital gain distribution (each, a “pricing error”), the Adviser or the Fund shall notify the Company as soon as possible after discovery of the error.  Such notification may be oral, but shall be confirmed promptly in writing.  A pricing error shall be corrected in accordance with the Fund’s policies and procedures, which comply in all material respects with applicable law.  Upon notification by the Adviser of any overpayment due to a material error, the Company shall promptly remit to the Adviser any overpayment that has not been paid to Contract owners.  In no event shall the Company be liable to Contract owners for any such adjustments or underpayment amounts.  Only the following pricing errors shall be deemed to be “materially incorrect” or constitute a “material error” for purposes of this Agreement: pricing errors that result in a difference between the erroneous NAV and the correct NAV equal to or greater than $0.01 per share.

The parties agree to mutually cooperate with respect to any state insurance law restriction or requirement applicable to the Fund’s investments; provided, however, that the Fund reserves the right not to implement restrictions or take other actions required by state insurance law if the Fund or the Adviser determines that the implementation of the restriction or other action is not in the best interest of Fund shareholders.

Representations and Warranties

2.1.      The Company represents and warrants that:  (a) Contracts or interests in the Accounts are or will be registered under the 1933 Act, or are not so registered in proper reliance upon an exemption from such registration requirements (in the event the Company or the Account relies upon an exemption from such registration requirements, the Company undertakes to promptly so notify the Fund); (b) the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and (c) the sale of the Contracts shall comply in all material respects with state insurance suitability requirements.

2.2.      The Company represents and warrants that:  (a) it is an insurance company duly organized and in good standing under applicable law; (b) it has legally and validly established each Account prior to any issuance or sale of units thereof as a segregated asset account under __________ law; and (c) it has registered each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts and will maintain such registration for so long as any Contracts are outstanding as required by applicable law or, alternatively, the Company has not registered one or more Accounts in proper reliance upon an exclusion from such registration requirements.

2.3.      The Fund represents and warrants that:  (a) the Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act; (b) the Fund shares sold pursuant to this Agreement shall be duly authorized for issuance and sold in compliance with all applicable state and federal securities laws including without limitation the 1933 Act, the 1934 Act, and the 1940 Act; (c) the Fund is and shall remain registered under the 1940 Act; and (d) the Fund shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.

2.4.      [Note:  Use if no 12b-1 fee] The Fund currently does not intend to make any payments to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, although it may make such payments in the future subject to applicable law and after providing notice to the Company. [Note:  use if 12b-1 fee] The Fund represents and warrants that it has adopted a plan pursuant to Rule 12b‑1 under the 1940 Act.  The parties acknowledge that the Fund reserves the right to modify its existing plan or to adopt additional plans pursuant to Rule 12b-1 under the 1940 Act and to impose an asset-based or other charge to finance distribution expenses as permitted by applicable law and regulation.  The Fund and the Adviser agree to comply with applicable provisions and SEC interpretation of the 1940 Act with respect to any distribution plan.

2.5.      The Fund represents and warrants that it shall register and qualify the shares for sale in accordance with the laws of the various states if and to the extent required by applicable law.

2.10.          The Fund represents and warrants that it is lawfully organized and validly existing under the laws of the Commonwealth of Massachusetts and that it does and will comply in all material respects with the 1940 Act.

2.11.          The Fund makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies) complies with the insurance laws or regulations of the various states.

2.8.      The Adviser represents and warrants that it is and shall remain duly registered under all applicable federal and state securities laws and that it shall perform its obligations for the Fund in compliance in all material respects with any applicable state and federal securities laws.

2.9.      The Distributor represents and warrants that it is and shall remain duly registered as a broker-dealer under all applicable federal and state securities laws and is a member in good standing with FINRA, and that it shall perform its obligations for the Fund in compliance in all material respects with the laws of any applicable state and federal securities laws.

2.10.    The Fund and the Adviser represent and warrant that all of their respective officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.11.    To the extent permitted by law and the Fund’s compliance policies and procedures, the Fund and the Adviser represent and warrant that they will provide the Company with notice as is reasonably practicable of any material change affecting the Portfolios (including, but not limited to, any material change in the registration statement or prospectus affecting the Portfolios) and any proxy solicitation affecting the Portfolios and advise the Company concerning the implementation of any such change in an orderly manner, recognizing the expenses of changes and attempting to minimize such expense by implementing them in conjunction with regular annual updates of the prospectus for the Contracts where reasonably practicable.

2.12.    The Company represents and warrants, for purposes other than diversification under Section 817 of the Internal Revenue Code of 1986 as amended (the “Code”), that the Contracts are currently and at the time of issuance will be treated as annuity contracts or life insurance policies under applicable provisions of the Code, and that it will make every effort to maintain such treatment and that it will notify the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.  In addition, the Company represents and warrants that each Account is a “segregated asset account” and that interests in each Account are offered exclusively through the purchase of or transfer into a “variable contract” within the meaning of such terms under Section 817 of the Code and the regulations thereunder.  The Company will use every effort to continue to meet such definitional requirements, and it will notify the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.  The Company represents and warrants that it will not purchase Fund shares with assets derived from tax-qualified retirement plans except, indirectly, through Contracts purchased in connection with such plans.

2.13.    The Company represents and warrants that it is currently in compliance, and will remain in compliance, with all applicable anti-money laundering laws, regulations, and requirements.  In addition, the Company represents and warrants that it has adopted and implemented policies and procedures reasonably designed to achieve compliance with the applicable requirements administered by the Office of Foreign Assets Control (“OFAC”) of the U.S. Department of the Treasury.

2.14.    The Company represents and warrants that it is currently in compliance, and will remain in compliance, with all applicable laws, rules and regulations relating to consumer privacy, including, but not limited to, Regulation S-P.

2.15.    The Company represents and warrants that it has adopted, and will at all times during the term of this Agreement maintain, reasonable and appropriate procedures (“Late Trading Procedures”) reasonably designed to ensure that any and all orders relating to the purchase, sale or exchange of Fund shares communicated to the Fund to be treated in accordance with Article I of this Agreement as having been received on a Business Day, have been received by the Valuation Time on such Business Day and were not modified after the Valuation Time, and that all orders received from Contract owners but not rescinded by the Valuation Time were communicated to the Fund or its agent as received for that Business Day.  The Company represents and warrants that it has adopted and implemented controls reasonably designed to ensure that all orders received by the Company after the close of the New York Stock Exchange on a particular Business Day will not be aggregated with orders received by the Company before the close of the New York Stock Exchange on such Business Day.  “Valuation Time” shall mean the time as of which the Fund calculates net asset value for the shares of the Portfolios on the relevant Business Day.

2.16.    Each transmission of orders by the Company shall constitute a representation by the Company that such orders are accurate and complete and relate to orders received by the Company by the Valuation Time on the Business Day for which the order is to be priced and that such transmission includes all orders relating to Fund shares received from Contract owners but not rescinded by the Valuation Time.  The Company agrees to provide the Fund or its designee with a copy of the Late Trading Procedures and such certifications and representations regarding the Late Trading Procedures as the Fund or its designee may reasonably request.  The Company will promptly notify the Fund in writing of any material change to the Late Trading Procedures.

2.17  (a)           The Company agrees to cooperate with all requests by the Fund with respect to discouraging, monitoring and terminating patterns of trading that the Fund deems disruptive, including providing no less than weekly, the Taxpayer Identification Number (“TIN”), if known, of any and all Contract owner(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Contract owner(s) or account (if known) and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer or exchange of the Portfolios’ shares held through an Account maintained by the Company.

            (i)         The Fund may request such transaction information older than three (3) months from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.  If the Company provides the Fund a daily feed, unless otherwise directed by the Fund, the Company agrees to provide the information specified in this Section 2.17(a) for each trading day.

          (ii)          The Company agrees to transmit the transaction information that is on its books and records to the Fund or its designee promptly, but in any event not later than five (5) business days, upon the conclusion of the period covered by the information.  If the transaction information is not on the Company’s books and records, the Company agrees to use reasonable efforts to: (A) promptly obtain and transmit the requested information; (B) obtain assurances from the Contract owner that the requested information will be provided to the Fund promptly; or (C) if directed by the Fund, restrict or prohibit further purchases of the Fund’s shares from such Contract owner.  In such instance, the Company agrees to inform the Fund whether it plans to perform (A), (B), or (C).  Responses required by this sub-Section must be communicated in writing and in a format mutually agreed upon by the parties.  To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the National Securities Clearing Corporation’s Standardized Data Reporting Format.

(iii)        The Fund agrees not to use the information received pursuant to this Section 2.17(a) for marketing or any other similar purpose without the Company’s prior written consent.

(b)     The Company agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of the Portfolios’ shares by a Contract owner that has been identified by a Fund as having engaged in transactions of such Portfolios’ shares (directly or indirectly through your account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding securities issued by the Fund.

(i)         Instructions must include the TIN, if known, and the specific restriction(s) to be executed.  If the TIN is not known, the instructions must include an equivalent identifying number of the Contract owner or other agreed upon information to which the instruction relates.

(ii)        The Company agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt by the Company of the instructions.

(iii)       The Company must provide written confirmation to the Fund that instructions have been executed.  The Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

(c)     For purposes of this Section 2.17:

(i)         The term “Fund” includes the Adviser and Columbia Management Investment Services Corp., the Fund’s Transfer Agent, but does not include any “excepted funds” as defined in Rule 22c-2(b) under the 1940 Act.

(vi)              The term “Contract owner” means holder of interests in a variable annuity or variable life insurance Contract issued by the Company.

(vii)             The term “written” includes electronic writings and facsimile transmissions.

2.22         The Company agrees to cooperate fully with any and all efforts by the Fund to assure the Fund that the Company has implemented effective compliance policies and procedures administered by qualified personnel as required by and in accordance with any and all applicable laws, rules and regulations.

2.23         Each party represents that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate or board action, as applicable, by such party and when so executed and delivered this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

Prospectuses and Proxy Statements; Voting

3.1.       At least annually, the Adviser or Distributor shall provide the Company with as many copies of the Fund’s current prospectus as the Company may reasonably request, with expenses to be borne in accordance with Schedule C hereof.  If requested by the Company in lieu thereof, the Distributor shall provide such documentation (including an electronic version of the current prospectus) and other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus for the Fund is amended) to have the prospectus for the Contracts and the prospectus for the Fund printed together in one document.

3.2.      If applicable state or federal laws or regulations require that the Statement of Additional Information (“SAI”) for the Fund be distributed to all Contract owners, then the Distributor shall provide the Company with copies of the Fund’s SAI in such quantities, with expenses to be borne in accordance with Schedule C hereof, as the Company may reasonably require to permit timely distribution thereof to Contract owners.  The Distributor shall also provide an SAI to any Contract owner or prospective owner who requests such SAI from the Fund.

3.3.      The Distributor shall provide the Company with copies of the Fund’s proxy materials, reports to shareholders and other communications to shareholders in such quantity, with expenses to be borne in accordance with Schedule C hereof, as the Company may reasonably require to permit timely distribution thereof to Contract owners.

3.4.      It is understood and agreed that, except with respect to information regarding the Company provided in writing by that party, the Company shall not be responsible for the content of the prospectus or SAI for the Fund.  It is also understood and agreed that, except with respect to information regarding the Fund, the Distributor, the Adviser or the Portfolios provided in writing by the Fund, the Distributor or the Adviser, neither the Fund, the Distributor nor Adviser are responsible for the content of the prospectus or SAI for the Contracts.

3.5.      If and to the extent required by law the Company shall:

solicit voting instructions from Contract owners;

vote the Portfolio shares held in the Accounts in accordance with instructions received from Contract owners;

vote Portfolio shares held in the Accounts for which no instructions have been received in the same proportion as Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners; and

vote Portfolio shares held in its general account or otherwise in the same proportion as Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require such voting by the insurance company.  The Company reserves the right to vote Fund shares in its own right, to the extent permitted by law.

3.6.      The Company shall be responsible for assuring that each of its separate accounts holding shares of a Portfolio calculates voting privileges as directed by the Fund and agreed to by the Company and the Fund.  The Fund agrees to promptly notify the Company of any changes of interpretations or amendments of the Mixed and Shared Funding Exemptive Order.

3.7.      The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders.  Further, the Fund will act in accordance with the SEC’s interpretation of the requirements of Section 16(a) with respect to periodic elections of directors or trustees and with whatever rules the SEC may promulgate with respect thereto.

Sales Material and Information

4.1.      The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, a copy of each piece of sales literature or other promotional material that the Company develops or proposes to use and in which the Fund (or Portfolio thereof), the Adviser or the Distributor is named in connection with the Contracts, at least ten (10) business days prior to its use.  No such material shall be used if the Fund objects to such use within five (5) business days after receipt of such material.

4.2.      The Company shall not give any information or make any representations or statements on behalf of the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement, including the prospectus or SAI for the Fund shares, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by the Fund, Distributor or Adviser, except with the permission of the Fund, Distributor or Adviser.

4.3.      The Fund, the Adviser or the Distributor shall furnish, or shall cause to be furnished, to the Company, a copy of each piece of sales literature or other promotional material in which the Company and/or its Accounts are named at least ten (10) business days prior to its use.  No such material shall be used if the Company objects to such use within five (5) business days after receipt of such material.

4.4.      The Fund, the Distributor and the Adviser shall not give any information or make any representations on behalf of the Company or concerning the Company, the Accounts, or the Contracts other than the information or representations contained in a registration statement, including the prospectus or SAI for the Contracts, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

4.5.      For purposes of Articles IV and VIII, the phrase “sales literature and other promotional material” includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media; e.g., on-line networks such as the Internet or other electronic media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and shareholder reports, and proxy materials (including solicitations for voting instructions) and any other material constituting sales literature or advertising under the FINRA rules, the 1933 Act or the 1940 Act.

4.6.      At the request of any party to this Agreement, each other party will make available to the other party’s independent auditors and/or representatives of the appropriate regulatory agencies, all records, data and access to operating procedures that may be reasonably requested in connection with compliance and regulatory requirements related to this Agreement or any party’s obligations under this Agreement.

Fees and Expenses

5.3.           The Fund, the Distributor and the Adviser shall pay no fee or other compensation to the Company under this Agreement, and the Company shall pay no fee or other compensation to the Fund, the Distributor or Adviser under this Agreement; provided, however, (a) the parties will bear their own expenses as reflected in Schedule C and other provisions of this Agreement, and (b) the parties may enter into other agreements relating to the Company’s investment in the Fund, including services agreements.

Each Party agrees to cooperate with the others, as applicable, in arranging to print, mail and/or deliver, in a timely manner, combined or coordinated prospectuses or other materials of the Portfolio and the Accounts.

Diversification and Qualification

6.1.      The Fund, Distributor and Adviser represent and warrant that the Fund and each Portfolio thereof will at all times comply with Section 817(h) of the Code and Treasury Regulation §1.817-5, as amended from time to time, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications or successor provisions to such Section or Regulations.  The Fund, the Distributor or the Adviser shall, upon request, provide to the Company a written diversification report, which shall show the results of the quarterly Section 817(h) diversification test and include, upon reasonable request, a certification as to whether each Portfolio complies with the Section 817(h) diversification requirement.

6.2.      The Fund, the Distributor and the Adviser agree that shares of the Portfolios will be sold only to Participating Insurance Companies and their separate accounts and to Qualified Plans.  No shares of any Portfolio of the Fund will be sold to the general public.  However, it is understood by the Company that the Fund may sell shares of any Portfolio to any person eligible to invest in that Portfolio in accordance with applicable provisions of Section 817(h) under the Code and the regulations thereunder, and that if such provisions are not applicable, then the Fund may sell shares of any Portfolio to any person, including members of the general public.

6.3.      The Fund, the Distributor and the Adviser represent and warrant that the Fund and each Portfolio is currently qualified as a Regulated Investment Company under Subchapter M of the Code, and that each Portfolio will maintain such qualification (under Subchapter M or any successor or similar provisions) as long as this Agreement is in effect.

6.4.      The Company agrees that if the Internal Revenue Service (“IRS”) asserts in writing in connection with any governmental audit or review of the Company (or, to the Company’s knowledge, of any Contract owner) that any Portfolio has failed to comply with the diversification requirements of Section 817(h) of the Code or the Company otherwise becomes aware of any facts that could give rise to any claim against the Fund, Distributor or Adviser as a result of such a failure or alleged failure:

The Company shall promptly notify the Fund, the Distributor and the Adviser of such assertion or potential claim;

The Company shall consult with the Fund, the Distributor and the Adviser as to how to minimize any liability that may arise as a result of such failure or alleged failure;

The Company shall use its best efforts to minimize any liability of the Fund, the Distributor and the Adviser resulting from such failure, including, without limitation, demonstrating, pursuant to Treasury Regulations, Section 1.817-5(a)(2), to the commissioner of the IRS that such failure was inadvertent;

Any written materials to be submitted by the Company to the IRS, any Contract owner or any other claimant in connection with any of the foregoing proceedings or contests (including, without limitation, any such materials to be submitted to the IRS pursuant to Treasury Regulations, Section 1.817-5(a)(2)) shall be provided by the Company to the Fund, the Distributor and the Adviser (together with any supporting information or analysis) within at least two (2) business days prior to submission;

The Company shall provide the Fund, the Distributor and the Adviser with such cooperation as the Fund, the Distributor and the Adviser shall reasonably request (including, without limitation, by permitting the Fund, the Distributor and the Adviser to review the relevant books and records of the Company) in order to facilitate review by the Fund, the Distributor and the Adviser of any written submissions provided to it or its assessment of the validity or amount of any claim against it arising from such failure or alleged failure;

The Company shall not with respect to any claim of the IRS or any Contract owner that would give rise to a claim against the Fund, the Distributor and the Adviser (i) compromise or settle any claim, (ii) accept any adjustment on audit, or (iii) forego any allowable administrative or judicial appeals, without the express written consent of the Fund, the Distributor and the Adviser, which shall not be unreasonably withheld; provided that, the Company shall not be required to appeal any adverse judicial decision unless the Fund and the Adviser shall have provided an opinion of independent counsel to the effect that a reasonable basis exists for taking such appeal; and further provided that the Company shall not be required to bear the costs and expenses, including reasonable attorney’s fees, incurred by the Company in complying with this clause (f).

Potential Conflicts and Compliance With Mixed and Shared Funding Exemptive Order

7.1.      The Board of Trustees of the Fund (the “Board”) will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the Contract owners of all separate accounts investing in the Fund.  An irreconcilable material conflict may arise for a variety of reasons, including:  (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio is being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners or by contract owners of different Participating Insurance Companies; or (f) a decision by a Participating Insurance Company to disregard the voting instructions of Contract owners.  The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

7.2.      The Company will report any potential or existing conflicts of which it is aware to the Board.  The Company will assist the Board in carrying out its responsibilities under the Mixed and Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised.  This includes, but is not limited to, an obligation by the Company to inform the Board whenever Contract owner voting instructions are to be disregarded.  Such responsibilities shall be carried out by the Company with a view only to the interests of its Contract owners.

7.3.      If it is determined by a majority of the Board, or a majority of its directors who are not interested persons of the Fund, the Distributor, the Adviser or any subadviser to any of the Portfolios (the “Independent Directors”), that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the Independent Directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including:  (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.  The Company’s responsibility to take remedial action shall be carried out by the Company with a view only to the interests of Contract owners.

7.4.      If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund’s election, to withdraw the Account’s investment in the Fund and terminate this Agreement; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors.  Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six-month period the Adviser, the Distributor and the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund, subject to the terms of the Fund’s then-current prospectus.

7.5.      If a material irreconcilable conflict arises because a particular state insurance regulator’s decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the Account’s investment in the Fund and terminate this Agreement within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors.  Until the end of the foregoing six-month period, the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund, subject to the terms of the Fund’s then-current prospectus.

7.6.      For purposes of Sections 7.3 through 7.5 of this Agreement, a majority of the Independent Directors shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts.  The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners affected by the irreconcilable material conflict.  In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account’s investment in the Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the Independent Directors.

7.7.      If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Mixed and Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Mixed and Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable: and (b) Sections 3.5, 3.6, 3.7, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

Indemnification

8.1.      Indemnification by the Company

The Company agrees to indemnify and hold harmless the Fund, the Distributor and the Adviser and each of their respective officers, employees, agents and directors or trustees and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, expenses, damages and liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, expenses, damages or liabilities (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund’s shares or the Contracts and:

arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or SAI covering the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided  that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Company by or on behalf of the Fund for use in the registration statement or prospectus for the Contracts or in the Contracts or sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature or other promotional material of the Fund not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature or other promotional material of the Fund, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished in writing to the Fund by or on behalf of the Company; or

arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, including without limitation Section 2.12 and Section 6.4 hereof, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

The Company shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Company has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action.  The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Company to such party of the Company’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

The Indemnified Parties will promptly notify the Company of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to the Fund’s registration statement under the 1933 Act or prospectus, (ii) any request by the SEC for any amendment to such registration statement or prospectus that may affect the offering of shares of the Fund, (iii) the initiation of any litigation or proceedings for that purpose or for any other purpose relating to the registration or offering of the Fund’s shares, or (iv) any other action or circumstances that may prevent the lawful offer or sale of shares of any Fund in any state or jurisdiction, including, without limitation, any circumstances in which (a) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law, or (b) such law precludes the use of such shares as an underlying investment medium of the Contracts issued or to be issued by the Company.  The Fund and Adviser will make every reasonable effort to prevent the issuance, with respect to any Fund, of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

8.2.      Indemnification by the Adviser

                        (a)        The Adviser agrees to indemnify and hold harmless the Company and its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Portfolios or the Contracts and:

arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature or other promotional material of the Fund prepared by the Fund, the Distributor or the Adviser (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided  that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Adviser, the Distributor or the Fund by or on behalf of the Company for use in the registration statement, prospectus or SAI for the Fund or in sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or the Portfolios; or

arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI or sales literature or other promotional material for the Contracts not supplied by the Adviser or persons under its control) or wrongful conduct of the Fund, the Distributor or the Adviser or persons under their control, with respect to the sale or distribution of the Contracts or Portfolios; or

arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature or other promotional material covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished in writing to the Company by or on behalf of the Adviser, the Distributor or the Fund; or

arise as a result of any failure by the Fund, the Distributor or the Adviser to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

arise out of or result from any material breach of any representation and/or warranty made by the Fund, the Distributor or the Adviser in this Agreement or arise out of or result from any other material breach of this Agreement by the Adviser, the Distributor or the Fund; or

arise out of or result from the incorrect or untimely calculation or reporting by the Fund, the Distributor or the Adviser of the daily net asset value per share (subject to Section 1.10 of this Agreement) or dividend or capital gain distribution rate;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.  This indemnification is in addition to and apart from the responsibilities and obligations of the Adviser specified in Article VI hereof.

                        (b)        The Adviser shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

                        (c)        The Adviser shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Adviser of any such claim shall not relieve the Adviser from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Adviser has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Parties, the Adviser will be entitled to participate, at its own expense, in the defense thereof.  The Adviser also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Adviser to such party of the Adviser’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Adviser will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                        (d)        The Company and its broker-dealer subsidiary agree promptly to notify the Fund, the Distributor or the Adviser of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to each Account relating to the Contracts, (ii) any request by the SEC for any amendment to the registration statement or Account prospectus that may affect the offering of shares of the Fund, (iii) the initiation of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account for that purpose or for any other purpose relating to the registration or offering of each Account’s interests pursuant to the Contracts, or (iv) any other action or circumstances that may prevent the lawful offer or sale of said interests in any state or jurisdiction, including, without limitation, any circumstances in which said interests are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law.  The Company will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

Applicable Law

9.1.      This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts, without regard to conflict of laws provisions.

9.2.      This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

Termination

10.1.    This Agreement shall terminate:

at the option of any party, with or without cause, with respect to some or all Portfolios, upon sixty (60) days advance written notice delivered to the other parties; or

at the option of the Company by written notice to the other parties with respect to any Portfolio based upon the Company’s determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or

at the option of the Company by written notice to the other parties with respect to any Portfolio in the event any of the Portfolio’s shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

at the option of the Fund, Distributor or Adviser in the event that formal administrative proceedings are instituted against the Company by FINRA, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding the Company’s duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Fund shares, if, in each case, the Fund, Distributor or Adviser, as the case may be, reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Company to perform its obligations under this Agreement; or

at the option of the Company in the event that formal administrative proceedings are instituted against the Fund, the Distributor or the Adviser by FINRA, the SEC, or any state securities or insurance department or any other regulatory body, if the Company reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund, the Distributor or the Adviser to perform their obligations under this Agreement; or

At the option of the Company by written notice to the Fund, the Adviser and the Distributor, in the event that any Portfolio (i) ceases to qualify, or the Company reasonably believes such Portfolio may fail to so qualify, as a Regulated Investment Company under Subchapter M or (ii) fails to comply with the Section 817(h) diversification requirements specified in Article VI hereof; or

at the option of any non-defaulting party hereto in the event of a material breach of this Agreement by any party hereto (the “defaulting party”) other than as described in Section 10.1(a)-(h); provided, that the non-defaulting party gives written notice thereof to the defaulting party, with copies of such notice to all other non-defaulting parties, and if such breach shall not have been remedied within thirty (30) days after such written notice is given, then the non-defaulting party giving such written notice may terminate this Agreement by giving thirty (30) days written notice of termination to the defaulting party; or

at any time upon written agreement of all parties to this Agreement.

10.2.    Notice Requirement

No termination of this Agreement shall be effective unless and until the party terminating this Agreement gives prior written notice to all other parties of its intent to terminate, which notice shall set forth the basis for the termination.  Furthermore,

                        (a)        in the event any termination is based upon the provisions of Article VII, or the provisions of Section 10.1(a) of this Agreement, the prior written notice shall be given in advance of the effective date of termination as required by those provisions unless such notice period is shortened by mutual written agreement of the parties;

                        (b)        in the event any termination is based upon the provisions of Section 10.1(d), 10.1(e) or 10.1(g) of this Agreement, the prior written notice shall be given at least sixty (60) days before the effective date of termination; and

                        (c)        in the event any termination is based upon the provisions of Section 10.1(b), 10.1(c) or 10.1(f), the prior written notice shall be given in advance of the effective date of termination, which date shall be determined by the party sending the notice.

10.3.    Effect of Termination

Notwithstanding any termination of this Agreement, other than as a result of a failure by either the Fund or the Company to meet Section 817(h) of the Code diversification requirements, the Fund, the Distributor and the Adviser shall, at the option of the Company, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as “Existing Contracts”).  Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts.  The parties agree that this Section 10.3 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

10.4.    Surviving Provisions

Notwithstanding any termination of this Agreement, each party’s obligations under Article VIII to indemnify other parties shall survive and not be affected by any termination of this Agreement.  In addition, with respect to Existing Contracts, all provisions of this Agreement shall also survive and not be affected by any termination of this Agreement.

Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other parties.

If to the Company:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Attention:  Secretary

If to the Fund:

Columbia Funds Variable Series Trust II

225 Franklin St.

Boston, MA 02110

Attention:  Secretary

If to the Adviser:

Columbia Management Investment Advisers, LLC

225 Franklin St.

Boston, MA 02110

Attention:  Secretary

If to the Distributor:

Columbia Management Investment Distributors, Inc.

225 Franklin St.

Boston, MA 02110

Attention:  Secretary

Miscellaneous

12.1.    Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information may come into the public domain.  Without limiting the foregoing, no party hereto shall disclose any information that another party has designated as proprietary.

12.2.    The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.3.    This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

12.4.    If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

12.5.    Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, FINRA and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

12.6.    Any controversy or claim arising out of or relating to this Agreement, or breach thereof, shall be settled by arbitration in a forum jointly selected by the relevant parties (but if applicable law requires some other forum, then such other forum) in accordance with the Commercial Arbitration Rules of the American Arbitration Association, and judgment upon the award rendered by the arbitrators may be entered in any court having jurisdiction thereof.

12.7.    The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

12.8.    This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.

12.9.    The Company agrees that the obligations assumed by the Fund, Distributor and the Adviser pursuant to this Agreement shall be limited in any case to the Fund, Distributor and Adviser and their respective assets and the Company shall not seek satisfaction of any such obligation from the shareholders of the Fund, Distributor or the Adviser, the Directors, officers, employees or agents of the Fund, Distributor or Adviser, or any of them.

12.10.  The Fund, the Distributor and the Adviser agree that the obligations assumed by the Company pursuant to this Agreement shall be limited in any case to the Company and its assets and neither the Fund, Distributor nor Adviser shall seek satisfaction of any such obligation from the shareholders of the Company, the directors, officers, employees or agents of the Company, or any of them.

12.11.  No provision of this Agreement may be deemed or construed to modify or supersede any contractual rights, duties, or indemnifications, as between the Adviser and the Fund, and the Distributor and the Fund.

            IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.

     MIDLAND NATIONAL LIFE INSURANCE COMPANY

By its authorized officer,

By:

       Title:

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By its authorized officer,

By:

       Title:  President

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

By its authorized officer,

By:

       Title:  President

COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS INC.

By its authorized officer,

By:____________________________

Title:  President

SCHEDULE A

CONTRACTS

SCHEDULE B

All current and future Variable Portfolios designated under Columbia Funds Variable Series Trust II.

SCHEDULE C

EXPENSES

The Fund and/or the Distributor and/or Adviser, and the Company will coordinate the functions and pay the costs of the completing these functions based upon an allocation of costs in the tables below.  Costs shall be allocated to reflect the Fund’s share of the total costs determined according to the number of pages of the Fund’s respective portions of the documents.

24(b)(8)(yy)

FUND PARTICIPATION AGREEMENT

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Wanger Advisors Trust

Columbia Wanger Asset Management, LLC

and

Columbia Management Investment Distributors, Inc.

___________, 2013

Article VII.  Potential Conflicts and Compliance With Mixed and Shared Funding Exemptive Order.. 13

PARTICIPATION AGREEMENT

Among

MIDLAND NATIONAL LIFE INSURANCE COMPANY

WANGER ADVISORS TRUST

COLUMBIA WANGER ASSET MANAGEMENT, LLC

and

COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC.

THIS AGREEMENT, made and entered into as of this ___ day of _______, 2013, by and among ABC INSURANCE COMPANY (the “Company”), a __________ life insurance company, on its own behalf and on behalf of its separate accounts (the “Accounts”); WANGER ADVISORS TRUST, an open-end management investment company organized under the laws of Delaware (the “Fund”); COLUMBIA WANGER ASSET MANAGEMENT, LLC (the “Adviser”), a Delaware limited liability company; and COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC. (the “Distributor”), a Delaware corporation.

WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and/or variable annuity contracts (collectively, the “Variable Insurance Products”) to be offered by insurance companies, many of which have entered into participation agreements similar to this Agreement (hereinafter “Participating Insurance Companies”); and

WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each designated a “portfolio” and representing the interest in a particular managed portfolio of securities and other assets; and

WHEREAS, the Fund is able to rely on an order from the Securities and Exchange Commission (hereinafter the “SEC”) granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the “1940 Act”) and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of life insurance companies that may or may not be affiliated with one another and qualified pension and retirement plans (“Qualified Plans”) (hereinafter the “Mixed and Shared Funding Exemptive Order”); and

WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and shares of the portfolios are registered under the Securities Act of 1933, as amended (hereinafter the “1933 Act”); and

WHEREAS, the Adviser is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended; and

WHEREAS, the Distributor is duly registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, (the “1934 Act”) and is a member in good standing of the Financial Industry Regulatory Authority. (“FINRA”); and

WHEREAS, the Company has issued and plans to continue to issue certain variable life insurance policies and/or variable annuity contracts supported wholly or partially by the Accounts (the “Contracts”), and the Contracts are listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time by mutual written agreement of the parties; and

WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company under the insurance laws of the State of __________, to set aside and invest assets attributable to the Contracts; and

WHEREAS, the Company has registered each Account as a unit investment trust under the 1940 Act, unless such Account is exempt from registration thereunder;

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios listed on Schedule B attached hereto and incorporated herein by reference, as such schedule may be amended from time to time by mutual written agreement of the parties (the “Portfolios”), on behalf of the Accounts to fund the Contracts, and the Distributor is authorized to sell such shares to unit investment trusts such as the Accounts at net asset value; and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company also intends to continue to purchase shares in other open-end investment companies or series thereof not affiliated with the Fund (the “Unaffiliated Funds”) on behalf of the Accounts to fund the Contracts.

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund, the Distributor and the Adviser agree as follows:

Sale of Fund Shares

The Distributor agrees to sell to the Company those shares of the Portfolios which the Account orders, executing such orders on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Portfolios, subject to the terms and conditions set forth in the Fund’s then-current prospectus.  For purposes of this Section 1.1, the Company shall be the designee of the Fund for receipt of such orders and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such order sufficiently in advance of 10:00 a.m. Eastern time on the next following Business Day to effect any purchase by 10:00 a.m. Eastern time on that Business Day.  The parties agree that receipt by the Fund of notice of such order prior to 9:00 a.m. Eastern time will be deemed to be sufficiently in advance for purposes of the preceding sentence; receipt of such notice between 9:00 a.m. and 10:00 a.m. Eastern time will be deemed to be sufficiently in advance solely in the discretion of the Fund or its designee. Any such notice received between 9:00 a.m. and 10:00 a.m. Eastern time that the Fund or its designee deems not to have been received sufficiently in advance will become a notice for execution at the net asset value next computed on such next Business Day.   “Business Day” shall mean any day on which the New York Stock Exchange is open for trading and on which a Portfolio calculates its net asset value pursuant to the rules of the SEC.

The Fund agrees to make shares of the Portfolios available for purchase at the applicable net asset value per share by the Company and the Accounts on those days on which the Fund calculates its Portfolios’ net asset value pursuant to rules of the SEC, and the Fund shall calculate such net asset value on each day on which the New York Stock Exchange is open for trading.  Notwithstanding the foregoing, the Fund may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Fund acting in good faith, necessary or appropriate in the best interests of the shareholders of such Portfolio.  All orders received by the Company shall be subject to the terms of the then current prospectus of the Fund, including the Fund’s excessive trading policies.  The Company shall use its best efforts, and shall reasonably cooperate with, the Fund to enforce stated prospectus policies regarding transactions in Portfolio shares.  The Company represents and warrants to the Fund, the Adviser and the Distributor that the Company’s personnel have sufficient expertise and experience to implement this Agreement in accordance with its terms.  The Company acknowledges that orders received by it in violation of the Fund’s stated policies may be subsequently revoked or cancelled by the Fund and that the Fund shall not be responsible for any losses incurred by the Company or the Contract owner as a result of such cancellation.  In addition, the Company acknowledges that the Fund has the right to refuse any purchase order for any reason, particularly if the Fund determines that a Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund will not sell shares of the Portfolios to any other Participating Insurance Company separate account unless an agreement containing provisions the substance of which are the same as Sections 2.1, 2.2 (except with respect to designation of applicable law), 3.5, 3.6, 3.7, and Article VII of this Agreement is in effect to govern such sales.

The Fund agrees to redeem for cash, on the Company’s request, any full or fractional shares of the Portfolios held by the Company, executing such requests on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the request for redemption.  For purposes of this Section 1.4, the Company shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such request for redemption sufficiently in advance of 10:00 a.m. Eastern time on the next following Business Day to effect any redemption by 10:00 a.m. Eastern time on that Business Day. The parties agree that receipt by the Fund of notice of such order prior to 9:00 a.m. Eastern time will be deemed to be sufficiently in advance for purposes of the preceding sentence; receipt of such notice between 9:00 a.m. and 10:00 a.m. Eastern time will be deemed to be sufficiently in advance solely in the discretion of the Fund or its designee.   Any such notice received between 9:00 a.m. and 10:00 a.m. Eastern time that the Fund or its designee deems not to have been received sufficiently in advance will become a notice for execution at the net asset value next computed on such next Business Day.

The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund’s shares may be sold to other Participating Insurance Companies (subject to Section 1.3) and the cash value of the Contracts may be invested in other investment companies.

In the event of net purchases, the Company shall pay for Fund shares by 3:00 p.m. Eastern time on the next Business Day after an order to purchase Fund shares is received in accordance with the provisions of Section 1.1 hereof.  Payment shall be in federal funds transmitted by wire and/or by a credit for any shares redeemed the same day as the purchase.

The Fund shall pay and transmit the proceeds of redemptions of Fund shares by 2:00 p.m. Eastern Time on the next Business Day after a redemption order is received in accordance with Section 1.4 hereof; provided, however, that the Fund may delay payment in extraordinary circumstances to the extent permitted under Section 22(e) of the 1940 Act.  Payment shall be in federal funds transmitted by wire and/or a credit for any shares purchased the same day as the redemption.

Each party has the right to rely on information or confirmations provided by the other party (or by an affiliate of the other party), and shall not be liable in the event that an error is a result of any misinformation supplied by the other party.

Issuance and transfer of the Fund’s shares will be by book entry only.  Stock certificates will not be issued to the Company or the Accounts.  Shares purchased from the Fund will be recorded in an appropriate title for the relevant Account or the relevant sub-account of an Account.

The Fund shall furnish same day notice (by electronic communication or telephone, followed by electronic confirmation) to the Company of any income, dividends or capital gain distributions payable on a Portfolio’s shares.  The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio’s shares in additional shares of that Portfolio.  The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash.  The Fund shall notify the Company by the end of the next following Business Day of the number of shares so issued as payment of such dividends and distributions.

The Fund shall make the net asset value per share for each Portfolio available to the Company on each Business Day as soon as reasonably practicable after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 7:00 p.m. Eastern time.  In the event of an error in the computation of a Portfolio’s net asset value per share (“NAV”) or any dividend or capital gain distribution (each, a “pricing error”), the Adviser or the Fund shall notify the Company as soon as possible after discovery of the error.  Such notification may be oral, but shall be confirmed promptly in writing.  A pricing error shall be corrected in accordance with the Fund’s policies and procedures, which comply in all material respects with applicable law.  Upon notification by the Adviser of any overpayment due to a material error, the Company shall promptly remit to the Adviser any overpayment that has not been paid to Contract owners.  In no event shall the Company be liable to Contract owners for any such adjustments or underpayment amounts.  Only the following pricing errors shall be deemed to be “materially incorrect” or constitute a “material error” for purposes of this Agreement: pricing errors that result in a difference between the erroneous NAV and the correct NAV equal to or greater than $0.01 per share.

The parties agree to mutually cooperate with respect to any state insurance law restriction or requirement applicable to the Fund’s investments; provided, however, that the Fund reserves the right not to implement restrictions or take other actions required by state insurance law if the Fund or the Adviser determines that the implementation of the restriction or other action is not in the best interest of Fund shareholders.

Representations and Warranties

2.1.      The Company represents and warrants that:  (a) Contracts or interests in the Accounts are or will be registered under the 1933 Act, or are not so registered in proper reliance upon an exemption from such registration requirements (in the event the Company or the Account relies upon an exemption from such registration requirements, the Company undertakes to promptly so notify the Fund); (b) the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and (c) the sale of the Contracts shall comply in all material respects with state insurance suitability requirements.

2.2.      The Company represents and warrants that:  (a) it is an insurance company duly organized and in good standing under applicable law; (b) it has legally and validly established each Account prior to any issuance or sale of units thereof as a segregated asset account under __________ law; and (c) it has registered each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts and will maintain such registration for so long as any Contracts are outstanding as required by applicable law or, alternatively, the Company has not registered one or more Accounts in proper reliance upon an exclusion from such registration requirements.

2.3.      The Fund represents and warrants that:  (a) the Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act; (b) the Fund shares sold pursuant to this Agreement shall be duly authorized for issuance and sold in compliance with all applicable state and federal securities laws including without limitation the 1933 Act, the 1934 Act, and the 1940 Act; (c) the Fund is and shall remain registered under the 1940 Act; and (d) the Fund shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.

2.4.      [Note:  Use if no 12b-1 fee] The Fund currently does not intend to make any payments to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, although it may make such payments in the future subject to applicable law and after providing notice to the Company. [Note:  use if 12b-1 fee] The Fund represents and warrants that it has adopted a plan pursuant to Rule 12b‑1 under the 1940 Act.  The parties acknowledge that the Fund reserves the right to modify its existing plan or to adopt additional plans pursuant to Rule 12b-1 under the 1940 Act and to impose an asset-based or other charge to finance distribution expenses as permitted by applicable law and regulation.  The Fund and the Adviser agree to comply with applicable provisions and SEC interpretation of the 1940 Act with respect to any distribution plan.

2.5.      The Fund represents and warrants that it shall register and qualify the shares for sale in accordance with the laws of the various states if and to the extent required by applicable law.

2.12.          The Fund represents and warrants that it is lawfully organized and validly existing under the laws of the State of Delaware and that it does and will comply in all material respects with the 1940 Act.

2.13.          The Fund makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies) complies with the insurance laws or regulations of the various states.

2.8.      The Adviser represents and warrants that it is and shall remain duly registered under all applicable federal and state securities laws and that it shall perform its obligations for the Fund in compliance in all material respects with any applicable state and federal securities laws.

2.9.      The Distributor represents and warrants that it is and shall remain duly registered as a broker-dealer under all applicable federal and state securities laws and is a member in good standing with FINRA, and that it shall perform its obligations for the Fund in compliance in all material respects with the laws of any applicable state and federal securities laws.

2.10.    The Fund and the Adviser represent and warrant that all of their respective officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.11.    The Fund and the Adviser represent and warrant that they will provide the Company with as much advance notice as is reasonably practicable of any material change affecting the Portfolios (including, but not limited to, any material change in the registration statement or prospectus affecting the Portfolios) and any proxy solicitation affecting the Portfolios and consult with the Company in order to implement any such change in an orderly manner, recognizing the expenses of changes and attempting to minimize such expense by implementing them in conjunction with regular annual updates of the prospectus for the Contracts where reasonably practicable.

2.12.    The Company represents and warrants, for purposes other than diversification under Section 817 of the Internal Revenue Code of 1986 as amended (the “Code”), that the Contracts are currently and at the time of issuance will be treated as annuity contracts or life insurance policies under applicable provisions of the Code, and that it will make every effort to maintain such treatment and that it will notify the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.  In addition, the Company represents and warrants that each Account is a “segregated asset account” and that interests in each Account are offered exclusively through the purchase of or transfer into a “variable contract” within the meaning of such terms under Section 817 of the Code and the regulations thereunder.  The Company will use every effort to continue to meet such definitional requirements, and it will notify the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.  The Company represents and warrants that it will not purchase Fund shares with assets derived from tax-qualified retirement plans except, indirectly, through Contracts purchased in connection with such plans.

2.13.    The Company represents and warrants that it is currently in compliance, and will remain in compliance, with all applicable anti-money laundering laws, regulations, and requirements.  In addition, the Company represents and warrants that it has adopted and implemented policies and procedures reasonably designed to achieve compliance with the applicable requirements administered by the Office of Foreign Assets Control (“OFAC”) of the U.S. Department of the Treasury.

2.14.    The Company represents and warrants that it is currently in compliance, and will remain in compliance, with all applicable laws, rules and regulations relating to consumer privacy, including, but not limited to, Regulation S-P.

2.15.    The Company represents and warrants that it has adopted, and will at all times during the term of this Agreement maintain, reasonable and appropriate procedures (“Late Trading Procedures”) reasonably designed to ensure that any and all orders relating to the purchase, sale or exchange of Fund shares communicated to the Fund to be treated in accordance with Article I of this Agreement as having been received on a Business Day, have been received by the Valuation Time on such Business Day and were not modified after the Valuation Time, and that all orders received from Contract owners but not rescinded by the Valuation Time were communicated to the Fund or its agent as received for that Business Day.  The Company represents and warrants that it has adopted and implemented controls reasonably designed to ensure that all orders received by the Company after the close of the New York Stock Exchange on a particular Business Day will not be aggregated with orders received by the Company before the close of the New York Stock Exchange on such Business Day.  “Valuation Time” shall mean the time as of which the Fund calculates net asset value for the shares of the Portfolios on the relevant Business Day.

2.16.    Each transmission of orders by the Company shall constitute a representation by the Company that such orders are accurate and complete and relate to orders received by the Company by the Valuation Time on the Business Day for which the order is to be priced and that such transmission includes all orders relating to Fund shares received from Contract owners but not rescinded by the Valuation Time.  The Company agrees to provide the Fund or its designee with a copy of the Late Trading Procedures and such certifications and representations regarding the Late Trading Procedures as the Fund or its designee may reasonably request.  The Company will promptly notify the Fund in writing of any material change to the Late Trading Procedures.

2.17  (a)           The Company agrees to cooperate with all requests by the Fund with respect to discouraging, monitoring and terminating patterns of trading that the Fund deems disruptive, including providing no less than weekly, the Taxpayer Identification Number (“TIN”), if known, of any and all Contract owner(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Contract owner(s) or account (if known) and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer or exchange of the Portfolios’ shares held through an Account maintained by the Company.

            (i)         The Fund may request such transaction information older than three (3) months from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.  If the Company provides the Fund a daily feed, unless otherwise directed by the Fund, the Company agrees to provide the information specified in this Section 2.17(a) for each trading day.

          (ii)          The Company agrees to transmit the transaction information that is on its books and records to the Fund or its designee promptly, but in any event not later than five (5) business days, upon the conclusion of the period covered by the information.  If the transaction information is not on the Company’s books and records, the Company agrees to use reasonable efforts to: (A) promptly obtain and transmit the requested information; (B) obtain assurances from the Contract owner that the requested information will be provided to the Fund promptly; or (C) if directed by the Fund, restrict or prohibit further purchases of the Fund’s shares from such Contract owner.  In such instance, the Company agrees to inform the Fund whether it plans to perform (A), (B), or (C).  Responses required by this sub-Section must be communicated in writing and in a format mutually agreed upon by the parties.  To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the National Securities Clearing Corporation’s Standardized Data Reporting Format.

(iii)        The Fund agrees not to use the information received pursuant to this Section 2.17(a) for marketing or any other similar purpose without the Company’s prior written consent.

(b)     The Company agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of the Portfolios’ shares by a Contract owner that has been identified by a Fund as having engaged in transactions of such Portfolios’ shares (directly or indirectly through your account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding securities issued by the Fund.

(i)         Instructions must include the TIN, if known, and the specific restriction(s) to be executed.  If the TIN is not known, the instructions must include an equivalent identifying number of the Contract owner or other agreed upon information to which the instruction relates.

(ii)        The Company agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt by the Company of the instructions.

(iii)       The Company must provide written confirmation to the Fund that instructions have been executed.  The Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

(c)     For purposes of this Section 2.17:

(i)         The term “Fund” includes the Adviser and Columbia Management Investment Services Corp., the Fund’s Transfer Agent, but does not include any “excepted funds” as defined in Rule 22c-2(b) under the 1940 Act.

(viii)           The term “Contract owner” means holder of interests in a variable annuity or variable life insurance Contract issued by the Company.

(ix)              The term “written” includes electronic writings and facsimile transmissions.

2.24         The Company agrees to cooperate fully with any and all efforts by the Fund to assure the Fund that the Company has implemented effective compliance policies and procedures administered by qualified personnel as required by and in accordance with any and all applicable laws, rules and regulations.

2.25         Each party represents that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate or board action, as applicable, by such party and when so executed and delivered this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

Prospectuses and Proxy Statements; Voting

3.1.       At least annually, the Adviser or Distributor shall provide the Company with as many copies of the Fund’s current prospectus as the Company may reasonably request, with expenses to be borne in accordance with Schedule C hereof.  If requested by the Company in lieu thereof, the Adviser, Distributor or Fund shall provide such documentation (including an electronic version of the current prospectus) and other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus for the Fund is amended) to have the prospectus for the Contracts and the prospectus for the Fund printed together in one document.

3.2.      If applicable state or federal laws or regulations require that the Statement of Additional Information (“SAI”) for the Fund be distributed to all Contract owners, then the Fund, Distributor and/or the Adviser shall provide the Company with copies of the Fund’s SAI in such quantities, with expenses to be borne in accordance with Schedule C hereof, as the Company may reasonably require to permit timely distribution thereof to Contract owners.  The Adviser, Distributor and/or the Fund shall also provide an SAI to any Contract owner or prospective owner who requests such SAI from the Fund.

3.3.      The Fund, Distributor and/or Adviser shall provide the Company with copies of the Fund’s proxy materials, reports to shareholders and other communications to shareholders in such quantity, with expenses to be borne in accordance with Schedule C hereof, as the Company may reasonably require to permit timely distribution thereof to Contract owners.

3.4.      It is understood and agreed that, except with respect to information regarding the Company provided in writing by that party, the Company shall not be responsible for the content of the prospectus or SAI for the Fund.  It is also understood and agreed that, except with respect to information regarding the Fund, the Distributor, the Adviser or the Portfolios provided in writing by the Fund, the Distributor or the Adviser, neither the Fund, the Distributor nor Adviser are responsible for the content of the prospectus or SAI for the Contracts.

3.5.      If and to the extent required by law the Company shall:

solicit voting instructions from Contract owners;

vote the Portfolio shares held in the Accounts in accordance with instructions received from Contract owners;

vote Portfolio shares held in the Accounts for which no instructions have been received in the same proportion as Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners; and

vote Portfolio shares held in its general account or otherwise in the same proportion as Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require such voting by the insurance company.  The Company reserves the right to vote Fund shares in its own right, to the extent permitted by law.

3.6.      The Company shall be responsible for assuring that each of its separate accounts holding shares of a Portfolio calculates voting privileges as directed by the Fund and agreed to by the Company and the Fund.  The Fund agrees to promptly notify the Company of any changes of interpretations or amendments of the Mixed and Shared Funding Exemptive Order.

3.7.      The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders.  Further, the Fund will act in accordance with the SEC’s interpretation of the requirements of Section 16(a) with respect to periodic elections of directors or trustees and with whatever rules the SEC may promulgate with respect thereto.

Sales Material and Information

4.1.      The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, a copy of each piece of sales literature or other promotional material that the Company develops or proposes to use and in which the Fund (or Portfolio thereof), the Adviser or the Distributor is named in connection with the Contracts, at least ten (10) business days prior to its use.  No such material shall be used if the Fund objects to such use within five (5) business days after receipt of such material.

4.2.      The Company shall not give any information or make any representations or statements on behalf of the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement, including the prospectus or SAI for the Fund shares, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by the Fund, Distributor or Adviser, except with the permission of the Fund, Distributor or Adviser.

4.3.      The Fund, the Adviser or the Distributor shall furnish, or shall cause to be furnished, to the Company, a copy of each piece of sales literature or other promotional material in which the Company and/or its Accounts are named at least ten (10) business days prior to its use.  No such material shall be used if the Company objects to such use within five (5) business days after receipt of such material.

4.4.      The Fund, the Distributor and the Adviser shall not give any information or make any representations on behalf of the Company or concerning the Company, the Accounts, or the Contracts other than the information or representations contained in a registration statement, including the prospectus or SAI for the Contracts, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

4.5.      For purposes of Articles IV and VIII, the phrase “sales literature and other promotional material” includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media; e.g., on-line networks such as the Internet or other electronic media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and shareholder reports, and proxy materials (including solicitations for voting instructions) and any other material constituting sales literature or advertising under FINRA rules, the 1933 Act or the 1940 Act.

4.6.      At the request of any party to this Agreement, each other party will make available to the other party’s independent auditors and/or representatives of the appropriate regulatory agencies, all records, data and access to operating procedures that may be reasonably requested in connection with compliance and regulatory requirements related to this Agreement or any party’s obligations under this Agreement.

Fees and Expenses

5.4.           The Fund, the Distributor and the Adviser shall pay no fee or other compensation to the Company under this Agreement, and the Company shall pay no fee or other compensation to the Fund, the Distributor or Adviser under this Agreement; provided, however, (a) the parties will bear their own expenses as reflected in Schedule C and other provisions of this Agreement, and (b) the parties may enter into other agreements relating to the Company’s investment in the Fund, including services agreements.

Each Party agrees to cooperate with the others, as applicable, in arranging to print, mail and/or deliver, in a timely manner, combined or coordinated prospectuses or other materials of the Portfolio and the Accounts.

Diversification and Qualification

6.1.      The Fund, Distributor and Adviser represent and warrant that the Fund and each Portfolio thereof will at all times comply with Section 817(h) of the Code and Treasury Regulation §1.817-5, as amended from time to time, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications or successor provisions to such Section or Regulations.  The Fund, the Distributor or the Adviser shall, upon request, provide to the Company a quarterly written diversification report, which shall show the results of the quarterly Section 817(h) diversification test and include a certification as to whether each Portfolio complies with the Section 817(h) diversification requirement.

6.2.      The Fund, the Distributor and the Adviser agree that shares of the Portfolios will be sold only to Participating Insurance Companies and their separate accounts and to Qualified Plans.  No shares of any Portfolio of the Fund will be sold to the general public.  However, it is understood by the Company that the Fund may sell shares of any Portfolio to any person eligible to invest in that Portfolio in accordance with applicable provisions of Section 817(h) under the Code and the regulations thereunder, and that if such provisions are not applicable, then the Fund may sell shares of any Portfolio to any person, including members of the general public.

6.3.      The Fund, the Distributor and the Adviser represent and warrant that the Fund and each Portfolio is currently qualified as a Regulated Investment Company under Subchapter M of the Code, and that each Portfolio will maintain such qualification (under Subchapter M or any successor or similar provisions) as long as this Agreement is in effect.

6.4.      The Company agrees that if the Internal Revenue Service (“IRS”) asserts in writing in connection with any governmental audit or review of the Company (or, to the Company’s knowledge, of any Contract owner) that any Portfolio has failed to comply with the diversification requirements of Section 817(h) of the Code or the Company otherwise becomes aware of any facts that could give rise to any claim against the Fund, Distributor or Adviser as a result of such a failure or alleged failure:

The Company shall promptly notify the Fund, the Distributor and the Adviser of such assertion or potential claim;

The Company shall consult with the Fund, the Distributor and the Adviser as to how to minimize any liability that may arise as a result of such failure or alleged failure;

The Company shall use its best efforts to minimize any liability of the Fund, the Distributor and the Adviser resulting from such failure, including, without limitation, demonstrating, pursuant to Treasury Regulations, Section 1.817-5(a)(2), to the commissioner of the IRS that such failure was inadvertent;

Any written materials to be submitted by the Company to the IRS, any Contract owner or any other claimant in connection with any of the foregoing proceedings or contests (including, without limitation, any such materials to be submitted to the IRS pursuant to Treasury Regulations, Section 1.817-5(a)(2)) shall be provided by the Company to the Fund, the Distributor and the Adviser (together with any supporting information or analysis) within at least two (2) business days prior to submission;

The Company shall provide the Fund, the Distributor and the Adviser with such cooperation as the Fund, the Distributor and the Adviser shall reasonably request (including, without limitation, by permitting the Fund, the Distributor and the Adviser to review the relevant books and records of the Company) in order to facilitate review by the Fund, the Distributor and the Adviser of any written submissions provided to it or its assessment of the validity or amount of any claim against it arising from such failure or alleged failure;

The Company shall not with respect to any claim of the IRS or any Contract owner that would give rise to a claim against the Fund, the Distributor and the Adviser (i) compromise or settle any claim, (ii) accept any adjustment on audit, or (iii) forego any allowable administrative or judicial appeals, without the express written consent of the Fund, the Distributor and the Adviser, which shall not be unreasonably withheld; provided that, the Company shall not be required to appeal any adverse judicial decision unless the Fund and the Adviser shall have provided an opinion of independent counsel to the effect that a reasonable basis exists for taking such appeal; and further provided that the Fund, the Distributor and the Adviser shall bear the costs and expenses, including reasonable attorney’s fees, incurred by the Company in complying with this clause (f).

Potential Conflicts and Compliance With Mixed and Shared Funding Exemptive Order

7.1.      The Board of Trustees of the Fund (the “Board”) will monitor the Fund for the existence of any material irreconcilable conflict among the interests of the Contract owners of all separate accounts investing in the Fund and the interests of participants under all Qualified Plans investing in the Fund, and the Board will determine what action, if any, should be taken in response to such conflict.  An irreconcilable material conflict may arise for a variety of reasons, including:  (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio is being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners or by contract owners of different Participating Insurance Companies; (f) a decision by a Participating Insurance Company to disregard the voting instructions of Contract owners; or (g) as applicable, a decision by a Qualified Plan to disregard the voting instructions of Qualified Plan participants.  The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

7.2.      The Company will report any potential or existing conflicts of which it is aware to the Board.  The Company will assist the Board in carrying out its responsibilities under the Mixed and Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised.  This includes, but is not limited to, an obligation by the Company to inform the Board whenever Contract owner voting instructions are to be disregarded.  Such responsibilities shall be carried out by the Company with a view only to the interests of its Contract owners.

7.3.      If it is determined by a majority of the Board, or a majority of its directors who are not interested persons of the Fund, the Distributor, the Adviser or any subadviser to any of the Portfolios (the “Independent Directors”), that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies and Qualified Plans shall, at their expense and to the extent reasonably practicable (as determined by a majority of the Independent Directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including:  (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.  The Company’s responsibility to take remedial action shall be carried out by the Company with a view only to the interests of Contract owners.

7.4.      If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund’s election, to withdraw the Account’s investment in the Fund and terminate this Agreement; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors.  Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six-month period the Adviser, the Distributor and the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund, subject to the terms of the Fund’s then-current prospectus.

7.5.      If a material irreconcilable conflict arises because a particular state insurance regulator’s decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the Account’s investment in the Fund and terminate this Agreement within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors.  Until the end of the foregoing six-month period, the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund, subject to the terms of the Fund’s then-current prospectus.

7.6.      For purposes of Sections 7.3 through 7.5 of this Agreement, a majority of the Independent Directors shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts.  The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially affected by the irreconcilable material conflict.  In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account’s investment in the Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the Independent Directors.

7.7.      The Fund hereby notifies the Company that Account prospectus disclosure regarding potential risks of mixed and shared funding may be appropriate.

7.8       At least annually, the Company will submit to the Board such reports, materials or data as the Board may reasonably request so that the Board may carry out fully the obligations imposed on it by the conditions contained in the application for the Mixed and Shared Funding Exemptive Order.

7.9       If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Mixed and Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Mixed and Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable: and (b) Sections 3.5, 3.6, 3.7 and Sections 7.1-7.8 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

Indemnification

8.1.      Indemnification by the Company

The Company agrees to indemnify and hold harmless the Fund, the Distributor and the Adviser and each of their respective officers, employees, agents and directors or trustees and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, expenses, damages and liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, expenses, damages or liabilities (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund’s shares or the Contracts and:

arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or SAI covering the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided  that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Company by or on behalf of the Fund for use in the registration statement or prospectus for the Contracts or in the Contracts or sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature or other promotional material of the Fund not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature or other promotional material of the Fund, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished in writing to the Fund by or on behalf of the Company; or

arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, including without limitation Section 2.12 and Section 6.4 hereof, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

The Company shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Company has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action.  The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Company to such party of the Company’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

The Indemnified Parties will promptly notify the Company of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to the Fund’s registration statement under the 1933 Act or prospectus, (ii) any request by the SEC for any amendment to such registration statement or prospectus that may affect the offering of shares of the Fund, (iii) the initiation of any litigation or proceedings for that purpose or for any other purpose relating to the registration or offering of the Fund’s shares, or (iv) any other action or circumstances that may prevent the lawful offer or sale of shares of any Fund in any state or jurisdiction, including, without limitation, any circumstances in which (a) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law, or (b) such law precludes the use of such shares as an underlying investment medium of the Contracts issued or to be issued by the Company.  The Fund and Adviser will make every reasonable effort to prevent the issuance, with respect to any Fund, of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

8.2.      Indemnification by the Adviser

                        (a)        The Adviser agrees to indemnify and hold harmless the Company and its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Portfolios or the Contracts and:

arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature or other promotional material of the Fund prepared by the Fund, the Distributor or the Adviser (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided  that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Adviser, the Distributor or the Fund by or on behalf of the Company for use in the registration statement, prospectus or SAI for the Fund or in sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or the Portfolios; or

arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI or sales literature or other promotional material for the Contracts not supplied by the Adviser or persons under its control) or wrongful conduct of the Fund, the Distributor or the Adviser or persons under their control, with respect to the sale or distribution of the Contracts or Portfolios; or

arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature or other promotional material covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished in writing to the Company by or on behalf of the Adviser, the Distributor or the Fund; or

arise as a result of any failure by the Fund, the Distributor or the Adviser to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

arise out of or result from any material breach of any representation and/or warranty made by the Fund, the Distributor or the Adviser in this Agreement or arise out of or result from any other material breach of this Agreement by the Adviser, the Distributor or the Fund; or

arise out of or result from the incorrect or untimely calculation or reporting by the Fund, the Distributor or the Adviser of the daily net asset value per share (subject to Section 1.10 of this Agreement) or dividend or capital gain distribution rate;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.  This indemnification is in addition to and apart from the responsibilities and obligations of the Adviser specified in Article VI hereof.

                        (b)        The Adviser shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

                        (c)        The Adviser shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Adviser of any such claim shall not relieve the Adviser from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Adviser has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Parties, the Adviser will be entitled to participate, at its own expense, in the defense thereof.  The Adviser also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Adviser to such party of the Adviser’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Adviser will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                        (d)        The Company and its broker-dealer subsidiary agree promptly to notify the Fund, the Distributor or the Adviser of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to each Account relating to the Contracts, (ii) any request by the SEC for any amendment to the registration statement or Account prospectus that may affect the offering of shares of the Fund, (iii) the initiation of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account for that purpose or for any other purpose relating to the registration or offering of each Account’s interests pursuant to the Contracts, or (iv) any other action or circumstances that may prevent the lawful offer or sale of said interests in any state or jurisdiction, including, without limitation, any circumstances in which said interests are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law.  The Company will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

Applicable Law

9.1.      This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts, without regard to conflict of laws provisions.

9.2.      This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

Termination

10.1.    This Agreement shall terminate:

at the option of any party, with or without cause, with respect to some or all Portfolios, upon sixty (60) days advance written notice delivered to the other parties; or

at the option of the Company by written notice to the other parties with respect to any Portfolio based upon the Company’s determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or

at the option of the Company by written notice to the other parties with respect to any Portfolio in the event any of the Portfolio’s shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

at the option of the Fund, Distributor or Adviser in the event that formal administrative proceedings are instituted against the Company by FINRA, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding the Company’s duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Fund shares, if, in each case, the Fund, Distributor or Adviser, as the case may be, reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Company to perform its obligations under this Agreement; or

at the option of the Company in the event that formal administrative proceedings are instituted against the Fund, the Distributor or the Adviser by FINRA, the SEC, or any state securities or insurance department or any other regulatory body, if the Company reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund, the Distributor or the Adviser to perform their obligations under this Agreement; or

At the option of the Company by written notice to the Fund, the Adviser and the Distributor, in the event that any Portfolio (i) ceases to qualify, or the Company reasonably believes such Portfolio may fail to so qualify, as a Regulated Investment Company under Subchapter M or (ii) fails to comply with the Section 817(h) diversification requirements specified in Article VI hereof; or

at the option of any non-defaulting party hereto in the event of a material breach of this Agreement by any party hereto (the “defaulting party”) other than as described in Section 10.1(a)-(h); provided, that the non-defaulting party gives written notice thereof to the defaulting party, with copies of such notice to all other non-defaulting parties, and if such breach shall not have been remedied within thirty (30) days after such written notice is given, then the non-defaulting party giving such written notice may terminate this Agreement by giving thirty (30) days written notice of termination to the defaulting party; or

at any time upon written agreement of all parties to this Agreement.

10.2.    Notice Requirement

No termination of this Agreement shall be effective unless and until the party terminating this Agreement gives prior written notice to all other parties of its intent to terminate, which notice shall set forth the basis for the termination.  Furthermore,

                        (a)        in the event any termination is based upon the provisions of Article VII, or the provisions of Section 10.1(a) of this Agreement, the prior written notice shall be given in advance of the effective date of termination as required by those provisions unless such notice period is shortened by mutual written agreement of the parties;

                        (b)        in the event any termination is based upon the provisions of Section 10.1(d), 10.1(e) or 10.1(g) of this Agreement, the prior written notice shall be given at least sixty (60) days before the effective date of termination; and

                        (c)        in the event any termination is based upon the provisions of Section 10.1(b), 10.1(c) or 10.1(f), the prior written notice shall be given in advance of the effective date of termination, which date shall be determined by the party sending the notice.

10.3.    Effect of Termination

Notwithstanding any termination of this Agreement, other than as a result of a failure by either the Fund or the Company to meet Section 817(h) of the Code diversification requirements, the Fund, the Distributor and the Adviser shall, at the option of the Company, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as “Existing Contracts”).  Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts.  The parties agree that this Section 10.3 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

10.4.    Surviving Provisions

Notwithstanding any termination of this Agreement, each party’s obligations under Article VIII to indemnify other parties shall survive and not be affected by any termination of this Agreement.  In addition, with respect to Existing Contracts, all provisions of this Agreement shall also survive and not be affected by any termination of this Agreement.

Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other parties.

If to the Company:

Midland National Life Insurance Company

Attention:  Secretary

If to the Fund:

Wanger Advisors Trust

            227 West Monroe Street

Ste. 3000

Chicago, IL 60606

Attention:  Secretary

If to the Adviser:

            Columbia Wanger Asset Management, LLC

            227 West Monroe Street

Ste. 3000

Chicago, IL 60606

Attention:  Secretary

If to the Distributor:

Columbia Management Investment Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Attention:  Chief Counsel

Miscellaneous

12.1.    Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information may come into the public domain.  Without limiting the foregoing, no party hereto shall disclose any information that another party has designated as proprietary.

12.2.    The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.3.    This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

12.4.    If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

12.5.    Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, FINRA and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

12.6.    Any controversy or claim arising out of or relating to this Agreement, or breach thereof, shall be settled by arbitration in a forum jointly selected by the relevant parties (but if applicable law requires some other forum, then such other forum) in accordance with the Commercial Arbitration Rules of the American Arbitration Association, and judgment upon the award rendered by the arbitrators may be entered in any court having jurisdiction thereof.

12.7.    The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

12.8.    This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.

12.9.    The Company agrees that the obligations assumed by the Fund, Distributor and the Adviser pursuant to this Agreement shall be limited in any case to the Fund, Distributor and Adviser and their respective assets and the Company shall not seek satisfaction of any such obligation from the shareholders of the Fund, Distributor or the Adviser, the Directors, officers, employees or agents of the Fund, Distributor or Adviser, or any of them.

12.10.  The Fund, the Distributor and the Adviser agree that the obligations assumed by the Company pursuant to this Agreement shall be limited in any case to the Company and its assets and neither the Fund, Distributor nor Adviser shall seek satisfaction of any such obligation from the shareholders of the Company, the directors, officers, employees or agents of the Company, or any of them.

12.11.  No provision of this Agreement may be deemed or construed to modify or supersede any contractual rights, duties, or indemnifications, as between the Adviser and the Fund, and the Distributor and the Fund.

            IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By its authorized officer,

By:

       Title:

WANGER ADVISORS TRUST

By its authorized officer,

By:

       Title:

COLUMBIA WANGER ASSET MANAGEMENT, LLC

By its authorized officer,

By:

       Title:

COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS INC.

By its authorized officer,

By:____________________________

Title:

SCHEDULE A

CONTRACTS

[List contracts]

SCHEDULE B

DESIGNATED PORTFOLIO(S)

All Variable Portfolios designated under Wanger Advisors Trust.

SCHEDULE C

EXPENSES

The Fund and/or the Distributor and/or Adviser, and the Company will coordinate the functions and pay the costs of the completing these functions based upon an allocation of costs in the tables below.  Costs shall be allocated to reflect the Fund’s share of the total costs determined according to the number of pages of the Fund’s respective portions of the documents.

 [24(b)(9)(a)]

[Midland National Letterhead]

July 12, 2013

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Directors:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-176870 Post-Effective Amendment No. 4) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.      The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.      The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/ Victoria E. Fimea

Victoria E. Fimea

Senior Vice President, General Counsel & Secretary

 [24(b)(9)(b) - POA]

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Victoria E. Fimea, and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this             day of               2012.

SIGNATURE                          DATE               SIGNATURE                                       DATE

/s/ Darron K. Ash                     2/2/12                /s/ Roland C. Baker                               2/21/12
Darron K. Ash                                                  Roland C. Baker

/s/ David C. Bratton                  2/7/12                /s/ Willard Bunn, III                               2/2/12

David C. Bratton                                               Willard Bunn, III

/s/ John J. Craig II                        1/30/12              /s/ Esfandyar E. Dinshaw                      1/31/12

John J. Craig II                                                 Esfandyar E. Dinshaw

/s/ William D. Heinz                  2/7/12                /s/ Daniel M. Kiefer                              1/30/12

William D. Heinz                                               Daniel M. Kiefer

/s/ Heather Kreager                  2/2/12                /s/ Michael M. Masterson                      2/2/12

Heather Kreager                                               Michael M. Masterson

/s/ Steven C. Palmitier                1/30/12

Steven C. Palmitier

[24(b)(10)(a) Sutherland Consent]

[Sutherland Letterhead]

July 12, 2013

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

Re:	LiveWell VA File No. 333-176870, Post-Effective Amendment # 4

Gentlemen:

                        We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-176870).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/            Frederick R. Bellamy

                                                                                                   Frederick R. Bellamy

[24(b)(10)(b) PWC Consent]

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-176870 and 811-07772) of our report dated April 26, 2013, relating to the financial statements and financial highlights of Midland National Life Insurance Company Separate Account C and the report dated April 9, 2013, relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings "Financial Statements" and "Financial Matters" in such Registration Statement.

/s/PricewaterhouseCoopers

Des Moines, Iowa
July 12, 2013